UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2022

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Income Municipal Bond Fund

Short Duration High Income Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

Sustainable Municipal Bond Fund

For the six-month period ended March 31, 2022

Table of Contents

1	A Letter to Shareholders

Investment Comparisons

2	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

13	Short Duration Tax Free Fund

28	Intermediate Tax Free Fund

65	National Tax Free Fund

93	High Income Municipal Bond Fund

116	Short Duration High Income Municipal Bond Fund

135	California Tax Free Fund

146	New Jersey Tax Free Fund

154	New York Tax Free Fund

166	Sustainable Municipal Bond Fund

170	Statements of Assets and Liabilities

174	Statements of Operations

176	Statements of Changes in Net Assets

182	Financial Highlights

200	Notes to Financial Statements

220	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund

Semiannual Report

For the six-month period ended March 31, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Municipal Income Fund for the six-month period ended March 31, 2022. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 through March 31, 2022 for all funds, except Sustainable Municipal Bond Fund. January 5, 2022, commencement of operations for Sustainable Municipal Bond Fund through March 31, 2022).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 10/1/21 - 3/31/22” for all funds except Sustainable Municipal Bond Fund. Sustainable Municipal Bond Fund Paid During the Period 1/5/22, commencement of operations -3/31/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/21	3/31/22	10/1/21 - 3/31/22
Class A
Actual	$1,000.00	$966.00	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$962.90	$6.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.54
Class F
Actual	$1,000.00	$966.50	$2.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class F3
Actual	$1,000.00	$967.10	$2.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.89	$2.07
Class I
Actual	$1,000.00	$966.90	$2.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.30% for Class C, 0.55% for Class F, 0.41% for Class F3, and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2022

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	4.78%	BBB	5.97%
AA+	7.31%	BBB-	4.28%
AA	10.61%	BB+	0.34%
AA-	10.52%	BB	1.27%
A+	11.04%	BB-	0.73%
A	12.45%	B+	0.04%
A-	12.26%	NR	11.38%
BBB+	7.02%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/21	3/31/22	10/1/21 - 3/31/22
Class A
Actual	$1,000.00	$939.40	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class C
Actual	$1,000.00	$935.40	$6.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$6.74
Class F
Actual	$1,000.00	$939.00	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97
Class F3
Actual	$1,000.00	$939.70	$2.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22
Class I
Actual	$1,000.00	$940.30	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.70% for Class A, 1.34% for Class C, 0.59% for Class F, 0.44% for Class F3, and 0.50% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2022

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	2.66%	BB+	1.41%
AA+	4.29%	BB	1.96%
AA	11.27%	BB-	1.83%
AA-	11.72%	B+	0.44%
A+	9.75%	B	0.11%
A	13.93%	B-	0.33%
A-	12.01%	CCC	0.05%
BBB+	6.47%	D	0.17%
BBB	6.45%	NR	8.06%
BBB-	7.09%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/21	3/31/22	10/1/21 - 3/31/22
Class A
Actual	$1,000.00	$929.20	$3.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class C
Actual	$1,000.00	$926.40	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.69
Class F
Actual	$1,000.00	$930.40	$2.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97
Class F3
Actual	$1,000.00	$930.30	$2.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class I
Actual	$1,000.00	$930.10	$2.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.49	$2.47

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.69% for Class A, 1.33% for Class C, 0.59% for Class F, 0.45% for Class F3, and 0.49% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2022

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	0.79%	BB+	0.71%
AA+	3.90%	BB	1.19%
AA	10.96%	BB-	1.97%
AA-	5.97%	B+	0.60%
A+	8.62%	B	0.13%
A	15.84%	B-	0.45%
A-	13.71%	D	0.11%
BBB+	9.30%	NR	6.22%
BBB	9.67%	Total	100.00%
BBB-	9.86%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

High Income Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/21	3/31/22	10/1/21 - 3/31/22
Class A
Actual	$1,000.00	$926.20	$3.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class C
Actual	$1,000.00	$922.50	$6.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.99
Class F
Actual	$1,000.00	$926.70	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class F3
Actual	$1,000.00	$927.20	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class I
Actual	$1,000.00	$927.00	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.39% for Class C, 0.65% for Class F, 0.50% for Class F3, and 0.55% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2022

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	0.25%	BB	6.35%
AA+	0.28%	BB-	7.45%
AA	1.37%	B+	2.38%
AA-	0.76%	B	0.39%
A+	0.91%	B-	2.31%
A	5.33%	CCC+	0.35%
A-	6.29%	CCC	0.19%
BBB+	5.01%	CCC-	0.87%
BBB	6.97%	D	0.40%
BBB-	8.46%	NR	38.49%
BB+	5.19%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Short Duration High Income Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/21	3/31/22	10/1/21 - 3/31/22
Class A
Actual	$1,000.00	$945.40	$3.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class C
Actual	$1,000.00	$942.00	$6.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.04
Class F
Actual	$1,000.00	$945.80	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class F3*
Actual	$1,000.00	$946.60	$2.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.79	$2.17
Class I
Actual	$1,000.00	$947.00	$2.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.70% for Class A, 1.40% for Class C, 0.60% for Class F, 0.43% for Class F3, and 0.50% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.44% for Class F3. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.14	$2.22

Portfolio Holdings Presented by Credit Rating

March 31, 2022

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	0.16%	BB	4.60%
AA+	0.86%	BB-	10.04%
AA	1.55%	B+	2.92%
AA-	0.44%	B	2.79%
A+	4.12%	B-	1.87%
A	3.49%	CCC+	0.14%
A-	8.31%	CCC	0.32%
BBB+	7.36%	D	0.22%
BBB	8.66%	NR	26.25%
BBB-	12.24%	Total	100.00%
BB+	3.66%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/21	3/31/22	10/1/21 - 3/31/22
Class A
Actual	$1,000.00	$930.70	$3.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.14	$3.83
Class C
Actual	$1,000.00	$927.80	$6.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.04
Class F
Actual	$1,000.00	$931.20	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.64	$3.33
Class F3
Actual	$1,000.00	$931.80	$2.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class I
Actual	$1,000.00	$931.70	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.76% for Class A, 1.40% for Class C, 0.66% for Class F, 0.54% for Class F3, and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2022

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	1.10%	BBB-	6.19%
AA+	2.69%	BB+	0.94%
AA	22.37%	BB-	1.47%
AA-	12.24%	B+	0.94%
A+	4.79%	CCC	0.03%
A	13.76%	CCC-	0.09%
A-	9.21%	D	0.16%
BBB+	9.51%	NR	10.80%
BBB	3.71%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/21	3/31/22	10/1/21 - 3/31/22
Class A
Actual	$1,000.00	$939.30	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class F
Actual	$1,000.00	$939.80	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.34	$3.63
Class F3
Actual	$1,000.00	$942.30	$2.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class I
Actual	$1,000.00	$940.20	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.13

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 0.72% for Class F, 0.58% for Class F3, and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2022

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	4.77%	BBB	4.31%
AA+	2.49%	BBB-	2.41%
AA	18.28%	BB+	2.29%
AA-	19.34%	BB	0.58%
A+	9.60%	BB-	1.95%
A	7.68%	D	0.23%
A-	16.60%	NR	4.10%
BBB+	5.37%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/21	3/31/22	10/1/21 - 3/31/22
Class A
Actual	$1,000.00	$933.80	$3.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$3.88
Class C
Actual	$1,000.00	$930.70	$6.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class F
Actual	$1,000.00	$934.30	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class F3
Actual	$1,000.00	$934.10	$2.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class I
Actual	$1,000.00	$934.80	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.77% for Class A, 1.41% for Class C, 0.67% for Class F, 0.54% for Class F3, and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2022

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	6.29%	BB+	2.02%
AA+	10.01%	BB	0.45%
AA	17.43%	BB-	0.41%
AA-	8.46%	B+	0.58%
A+	2.88%	B	0.66%
A	8.74%	B-	0.59%
A-	11.98%	CCC+	0.44%
BBB+	5.67%	D	0.25%
BBB	3.78%	NR	6.78%
BBB-	12.58%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Sustainable Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/5/22	3/31/22	1/5/22 - 3/31/22
Class A
Actual	$1,000.00	$949.10	$1.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.30	$1.49
Class C
Actual	$1,000.00	$947.30	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,008.41	$3.38
Class F
Actual	$1,000.00	$949.30	$1.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.53	$1.26
Class F3
Actual	$1,000.00	$949.70	$0.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.86	$0.92
Class I
Actual	$1,000.00	$949.60	$0.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.77	$1.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.63% for Class A, 1.43% for Class C, 0.53% for Class F, 0.39% for Class F3, and 0.43% for Class I) multiplied by the average account value over the period, multiplied by 86/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2022

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AA+	5.59%	BBB	3.17%
AA-	11.40%	BBB-	9.96%
A+	18.44%	BB+	2.34%
A	14.01%	BB	6.47%
A-	13.12%	NR	4.46%
BBB+	11.04%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 85.23%

MUNICIPAL BONDS 85.23%

Corporate-Backed 7.78%
Allegheny Co IDA–US Steel	4.875%		11/1/2024	BB-	$4,500,000	$4,699,525
Black Belt Energy Gas Dist–Goldman Sachs	4.00%	#(a)	10/1/2052	A2	9,500,000	9,902,441
Burke Co Dev–Oglethorpe Power	1.50%	#(a)	1/1/2040	BBB+	3,750,000	3,675,510
Charles City EDA–Waste Mgmt	2.875%		2/1/2029	A-	4,500,000	4,503,109
Downtown Doral CDD†	3.875%		12/15/2023	NR	105,000	106,039
Farmington Poll Ctl–NM Pub Svc	1.10%	#(a)	6/1/2040	BBB	16,000,000	15,795,675
IN Fin Auth–Republic Services	0.95%	#(a)	5/1/2028	BBB+	10,000,000	9,996,557
LA St John Parish–Marathon Oil	2.10%	#(a)	6/1/2037	BBB-	8,000,000	7,885,844
LA St John Parish–Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	6,150,000	6,065,561
LA St John Parish–Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	2,000,000	1,936,677
LA St John Parish–Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	2,575,000	2,511,290
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	1,400,000	1,342,058
Matagorda Co Nav Dist–AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	1,500,000	1,642,026
Mobile IDB–AL Power	1.00%	#(a)	6/1/2034	A1	3,100,000	2,958,865
Mobile IDB–AL Power	2.90%	#(a)	7/15/2034	A1	20,000,000	20,259,158
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	11,310,000	11,498,583
NH Bus Fin Auth- United Illuminating	2.80%	#(a)	10/1/2033	A-	5,000,000	5,037,811
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	750,000	755,883
OH Air Dev Auth–AEP	1.90%	#(a)	5/1/2026	BBB+	2,000,000	1,973,775
OH Air Dev Auth–AEP	2.40%	#(a)	12/1/2038	BBB+	10,700,000	10,713,991
OH Air Dev Auth–OVEC	1.50%	#(a)	2/1/2026	Baa3	1,000,000	945,522
OH Wst Rev–Republic Services	0.95%	#(a)	11/1/2035	BBB+	10,000,000	9,996,541
OR Bus Dev Comn–Intel	2.40%	#(a)	12/1/2040	A+	10,500,000	10,546,617
Selma IDB–Intl Paper	2.00%	#(a)	11/1/2033	BBB	2,625,000	2,600,431
St Charles Parish–Valero Energy	4.00%	#(a)	12/1/2040	BBB	6,625,000	6,647,351
St James Parish–Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	3,500,000	3,776,346
Warren Co–Intl Paper	2.90%	#(a)	9/1/2032	BBB	4,250,000	4,304,663
WI PFA–American Dream†	5.00%		12/1/2027	NR	1,455,000	1,369,306	(b)
Wise Co IDA–VA Elec & Pwr	1.20%	#(a)	11/1/2040	A2	5,470,000	5,351,413
Total						168,798,568

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education 1.51%
CA Muni Fin–William Jessup U	5.00%		8/1/2022	NR	$750,000	$754,128
Cap Trust Agy–Renaissance Chtr Sch†	4.00%		6/15/2029	NR	1,370,000	1,383,127
Central Plains Energy Proj	4.00%	#(a)	12/1/2049	Aa1	10,000,000	10,487,090
Chicago Brd Ed	5.00%		12/1/2022	BB	1,000,000	1,020,625
FL HI Ed–Saint Leo Univ	5.00%		3/1/2023	BBB-	410,000	419,583
FL HI Ed–Saint Leo Univ	5.00%		3/1/2024	BBB-	640,000	664,375
FL HI Ed–Saint Leo Univ	5.00%		3/1/2025	BBB-	675,000	710,723
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2022	Baa3	500,000	506,492
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2028	Baa3	1,135,000	1,280,852
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2029	Baa3	630,000	718,490
MA DFA–Williams Clg	0.45%	#(a)	7/1/2041	AA+	3,500,000	3,239,389
Multnomah Co Hsp–Mirabella	5.00%		10/1/2024	NR	965,000	993,552
NC EDA–Campbell Univ	5.00%		10/1/2024	Baa2	1,140,000	1,207,986
NC EDA–Campbell Univ	5.00%		10/1/2025	Baa2	1,700,000	1,831,503
OH HI Ed–Dayton Univ (AMBAC)	3.72% (CPI Based	)#	12/1/2022	A+	2,000,000	2,027,294
Troy Cap Res Corp–RPI	5.00%		8/1/2022	A3	1,000,000	1,012,827
Univ of CA	4.25%		5/15/2039	AA	3,000,000	3,137,620
Univ of CA	5.00%		5/15/2024	AA-	1,250,000	1,330,393
Total						32,726,049

Energy 0.42%
KY Public Energy Auth–BP	4.00%	#(a)	12/1/2050	A2	5,000,000	5,265,505
PEFA Gas–Goldman Sachs	5.00%	#(a)	9/1/2049	A3	3,500,000	3,784,786
Total						9,050,291

General Obligation 19.79%
Addison CSD	1.50%		6/28/2022	NR	13,286,737	13,302,645
Auburn CSD	1.50%		6/22/2022	NR	22,950,000	22,975,725
Brockton MA GO	1.50%		6/17/2022	NR	16,493,833	16,511,549
CA State GO	5.00%		8/1/2026	Aa2	7,485,000	8,216,503
Chicago Brd Ed	4.00%		12/1/2022	BB	4,000,000	4,061,636
Chicago Brd Ed	4.00%		12/1/2022	BB	3,555,000	3,609,779
Chicago Brd Ed	5.00%		12/1/2022	BB	3,670,000	3,745,693
Chicago Brd Ed	5.00%		12/1/2023	BB	3,330,000	3,475,574
Chicago Brd Ed	5.00%		12/1/2025	BB	10,000,000	10,761,994
Chicago Brd Ed (AGM)	5.00%		12/1/2033	AA	1,850,000	2,116,060

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Brd Ed (AGM)	5.00%		12/1/2034	AA	$4,300,000	$4,913,590
Chicago GO	5.00%		1/1/2027	BBB+	6,700,000	7,281,003
Chicago GO	5.00%		1/1/2028	BBB+	4,900,000	5,346,331
Chicago GO	5.25%		1/1/2023	BBB+	1,235,000	1,263,254
Chicago GO	5.25%		1/1/2027	BBB+	1,665,000	1,777,006
Chicago Met Water Reclmtn Dist	5.00%		12/1/2022	AA	5,000,000	5,121,474
City of Cranston GO	1.00%		8/23/2022	NR	3,500,000	3,495,522
Clark Co SD (AGM)	3.00%		6/15/2024	AA	575,000	588,329
Clark Co SD (AGM)	3.00%		6/15/2025	AA	650,000	669,513
Clark Co SD (AGM)	5.00%		6/15/2026	AA	500,000	558,740
Clark Co SD (AGM)	5.00%		6/15/2027	AA	1,000,000	1,138,387
Cook Co GO	5.00%		11/15/2026	A+	3,900,000	4,355,863
Cook Co GO	5.00%		11/15/2027	A+	2,000,000	2,266,747
Cook Co GO	5.00%		11/15/2028	A+	2,300,000	2,647,433
CT State GO	4.00%		1/15/2026	Aa3	8,245,000	8,800,374
CT State GO	4.00%		1/15/2027	Aa3	7,575,000	8,196,739
CT State GO	5.00%		6/15/2022	Aa3	3,250,000	3,276,315
CT State GO	5.00%		4/15/2025	Aa3	7,000,000	7,590,992
CT State GO	5.00%		10/15/2026	Aa3	5,000,000	5,607,504
CT State GO	5.00%		9/15/2030	Aa3	1,725,000	1,752,509
Florence GO	1.50%		6/8/2022	NR	10,007,000	10,016,459
Geneva City SD	1.50%		6/24/2022	NR	23,930,000	23,957,804
Germantown CSD	1.25%		6/24/2022	NR	10,120,000	10,125,954
Hannibal CSD	1.50%		6/29/2022	NR	25,000,000	25,030,760
IL State GO	5.00%		11/1/2023	BBB	10,000,000	10,435,702
IL State GO	5.00%		3/1/2026	BBB	2,500,000	2,718,641
IL State GO	5.00%		3/1/2027	BBB	4,000,000	4,389,302
IL State GO	5.00%		3/1/2028	BBB	2,500,000	2,767,381
IL State GO	5.00%		3/1/2029	BBB	4,010,000	4,491,011
IL State GO	5.125%		5/1/2022	BBB	2,500,000	2,507,162
IL State GO	5.25%		2/1/2030	BBB	3,000,000	3,172,846
IL State GO	5.375%		5/1/2023	BBB	3,000,000	3,105,146
Jersey City BANS	1.50%		6/16/2022	NR	31,000,000	31,032,996
Jersey City GO GTD	4.00%		12/15/2024	Aa3	5,350,000	5,620,973
Leicester GO	1.50%		8/25/2022	NR	18,830,000	18,852,336
New Caney ISD GTD	1.25%	#(a)	2/15/2050	Aaa	4,725,000	4,629,877
Newark GO	1.25%		10/3/2022	NR	7,000,000	6,994,511

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
NJ State GO	2.00%		6/1/2027	A2	$5,000,000	$4,817,468
NJ State GO	5.00%		6/1/2026	A2	8,000,000	8,844,698
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2024	AA	2,250,000	2,415,790
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2025	AA	1,650,000	1,815,837
NYC GO	5.00%		10/1/2033	AA	3,190,000	3,249,920
NYC GO	5.00%	#(a)	6/1/2044	AA	8,500,000	9,240,111
PA State GO	5.00%		5/1/2027	Aa3	5,000,000	5,694,666
Philadelphia GO	5.00%		2/1/2025	A	2,140,000	2,306,415
Philadelphia GO	5.00%		2/1/2026	A	1,000,000	1,102,277
Philadelphia GO	5.00%		2/1/2027	A	1,250,000	1,406,656
Philadelphia GO	5.00%		2/1/2028	A	2,000,000	2,286,971
Philadelphia Sch Dist	5.00%		9/1/2022	A1	550,000	558,461
Philadelphia Sch Dist	5.00%		9/1/2022	A1	1,150,000	1,167,690
Philadelphia Sch Dist	5.00%		9/1/2023	A1	500,000	521,368
Philadelphia Sch Dist	5.00%		9/1/2023	A1	1,250,000	1,303,420
Philadelphia Sch Dist	5.00%		9/1/2024	A1	900,000	957,244
Philadelphia Sch Dist	5.00%		9/1/2025	A1	1,200,000	1,304,690
Prince Georges Co GO	4.00%		8/1/2031	AAA	7,690,000	7,924,042
San Antonio GO	5.00%		2/1/2026	AAA	4,300,000	4,533,140
Triborough Brdg & Tunl Auth	5.00%		11/1/2025	A1	15,000,000	16,513,267
Truro MA GO	1.50%		6/10/2022	NR	9,755,000	9,764,239
Western Placer SD	2.00%		6/1/2025	NR	2,000,000	1,943,719
Western Placer SD	2.00%		6/1/2025	NR	4,750,000	4,653,724
Total						429,599,457

Health Care 13.52%
Allegheny Co Hsp–Allegheny Hlth	5.00%		4/1/2026	A	2,500,000	2,764,835
Allegheny Co Hsp–Univ Pitt Med Ctr	5.00%		7/15/2029	A	4,000,000	4,701,438
Berks Co IDA–Tower Hlth	5.00%	#(a)	2/1/2040	BB-	5,000,000	5,163,523
CA Muni Fin–Eisenhower Med Ctr	5.00%		7/1/2026	Baa2	1,345,000	1,495,807
CA Stwde–Viamonte	3.00%		7/1/2026	AA-	4,500,000	4,503,301
CA Stwde–Viamonte	3.00%		7/1/2027	AA-	2,250,000	2,251,655
Cheyenne Regional Medical Center	4.00%		5/1/2025	A	290,000	306,315
Cheyenne Regional Medical Center	4.00%		5/1/2026	A	200,000	213,902
Cheyenne Regional Medical Center	4.00%		5/1/2027	A	355,000	383,582
CO Hlth Facs–CommonSpirit	5.00%	#(a)	8/1/2049	A-	8,085,000	8,818,697
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2025	BBB-	1,500,000	1,615,916

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Duluth EDA–St Lukes Hsp	4.75%		6/15/2022	NR		$735,000	$740,289
Franklin Co IDA–Menno-Haven	5.00%		12/1/2023	NR		500,000	518,345
Geisinger PA Hlth Auth–Geisinger Health	5.00%	#(a)	4/1/2043	AA-		17,000,000	18,998,996
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2022	A-		2,000,000	2,016,760
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2023	A-		1,500,000	1,557,045
Harris Co Edu Fac–Hermann Hlth	1.08% (MUNIPSA * 1 + 0.57%	)#	12/1/2049	A+		7,770,000	7,797,926
IL Fin Auth–Mercy Hlth	5.00%		12/1/2025	A3		5,830,000	6,385,345
IL Fin Auth–Northshore Univ Hlth	5.00%		8/15/2028	AA-		2,000,000	2,309,860
IL Fin Auth–Northshore Univ Hlth	5.00%		8/15/2029	AA-		2,000,000	2,344,873
IL Fin Auth–Northwestern Mem Hlth	5.00%	#(a)	7/15/2057	AA+		4,000,000	4,096,830
IL Fin Auth–OSF Hlth	5.00%	#(a)	5/15/2050	A		4,500,000	4,961,426
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(c)	1,005,000	1,054,049
IN Fin Auth–Indiana Univ Hlth	0.70%	#(a)	12/1/2046	AA		7,000,000	6,633,585
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB-	(c)	805,000	806,672
KY EDFA–Owensboro Hlth	5.00%		6/1/2025	Baa2		1,400,000	1,513,428
Lakeland Regional Health	5.00%		11/15/2024	A2		2,200,000	2,361,766
Lakeland Regional Health	5.00%		11/15/2026	A2		1,000,000	1,122,010
Lee Memorial Hlth System	5.00%		4/1/2025	A+		2,625,000	2,829,733
Lehigh Co–Lehigh Valley Health Network	5.00%		7/1/2026	A+		1,755,000	1,958,566
Lehigh Co–St. Lukes Hlth	1.61% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-		15,000,000	15,496,374
Lenexa Hlth–Lakeview Village	5.00%		5/15/2022	BB+	(c)	1,720,000	1,724,769
Lenexa Hlth–Lakeview Village	5.00%		5/15/2025	BB+	(c)	990,000	1,055,096
MA DFA–Beth Israel Lahey Hlth	4.00%		7/1/2022	A		500,000	503,517
MA DFA–Beth Israel Lahey Hlth	5.00%		7/1/2023	A		600,000	623,874
MA DFA–Partners Hlthcare	1.01% (MUNIPSA * 1 + 0.50%	)#	7/1/2038	AA-		5,000,000	4,994,702
MA DFA–Wellforce Hlth	5.00%		7/1/2022	BBB+		1,225,000	1,236,290
MA DFA–Wellforce Hlth	5.00%		7/1/2024	BBB+		2,030,000	2,154,993
MA DFA–Wellforce Hlth	5.00%		7/1/2025	BBB+		800,000	868,996
Maricopa Co IDA–Banner Health	1.08% (MUNIPSA * 1 + 0.57%	)#	1/1/2035	AA-		4,575,000	4,595,052
Maricopa Co IDA–Honor Health	5.00%		9/1/2022	A2		750,000	761,879
MD Hlth & HI ED–Univ of MD Med	5.00%	#(a)	7/1/2045	A		6,250,000	6,723,009
MI Fin Auth–Trinity Health	5.00%		12/1/2026	AA-		2,250,000	2,528,924
Miami-Dade Co Pub Facs–Jackson Health	5.00%		6/1/2026	Aa3		4,165,000	4,532,983

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
MO Hlth Ed–BJC Hlth	4.00%	#(a)	5/1/2051	AA		$12,000,000	$12,902,063
Monroeville Fin Auth–Univ Pitt Med Ctr	3.00%		2/15/2023	A		2,510,000	2,522,688
Montgomery Co Hgr Ed–Thomas Jeff U	5.00%		9/1/2026	A		1,150,000	1,279,266
Montgomery Co Hgr Ed–Thomas Jeff U	5.00%		9/1/2027	A		1,500,000	1,696,187
Montgomery Co Hgr Ed–Thomas Jeff U	5.00%		9/1/2028	A		1,850,000	2,123,979
Montgomery Co Hgr Ed–Thomas Jeff U	5.00%		9/1/2029	A		1,000,000	1,165,109
NC Med Care–Caromont Hlth	5.00%	#(a)	2/1/2051	AA-		6,190,000	6,806,364
NC Med Care–Southminster	5.00%		10/1/2023	NR		750,000	772,053
NC Med Care–Wake Forest Baptist	2.20%	#(a)	12/1/2048	AA-		22,500,000	22,539,620
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2026	AA-		3,900,000	4,365,827
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2027	AA-		3,645,000	3,678,236
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BBB-		3,250,000	3,257,554
NJ Hlth Fin Auth–Valley Health	5.00%		7/1/2026	A		1,800,000	2,011,112
NJ Hlth Fin Auth–Valley Health	5.00%		7/1/2027	A		1,250,000	1,424,158
Northampton Co–St. Lukes Univ Hlth	1.201% (1 Mo. LIBOR * .70 + 1.04%	)#	8/15/2048	A-		8,000,000	8,023,556
NY Dorm–Montefiore	5.00%		8/1/2024	BBB-		1,500,000	1,569,413
NY Dorm–Montefiore	5.00%		9/1/2027	BBB-		1,400,000	1,525,943
NY Dorm–Montefiore	5.00%		9/1/2028	BBB-		1,500,000	1,652,958
NY Dorm–Montefiore	5.00%		9/1/2029	BBB-		1,750,000	1,947,640
NY Dorm–Montefiore	5.00%		9/1/2030	BBB-		2,200,000	2,436,964
NYC IDA–Yankee Stadium (AGM)	5.00%		3/1/2029	AA		2,000,000	2,291,788
OH Hosp Rev–University Hospitals	4.00%		1/15/2028	A		500,000	541,356
OH Hosp Rev–University Hospitals	5.00%		1/15/2026	A		500,000	549,069
OH Hosp Rev–University Hospitals	5.00%		1/15/2027	A		250,000	279,758
OK DFA–OU Med	5.00%		8/15/2025	BB+		550,000	594,438
OK DFA–OU Med	5.00%		8/15/2026	BB+		800,000	879,005
Oneida Co–Mohawk Valley Hlth (AGM)	5.00%		12/1/2027	AA		1,400,000	1,466,119
Oneida Co–Mohawk Valley Hlth (AGM)	5.00%		12/1/2028	AA		1,000,000	1,046,173
Oneida Co–Mohawk Valley Hlth (AGM)	5.00%		12/1/2029	AA		1,000,000	1,045,247
PA HI Ed–UPenn Hlth Sys	5.00%		8/15/2027	AA		1,250,000	1,433,462
PA HI Ed–UPenn Hlth Sys	5.00%		8/15/2028	AA		1,565,000	1,827,600
Palomar Health†	5.00%		11/1/2027	BBB		5,230,000	5,768,185
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2027	BBB		5,000,000	5,578,403
Sante Fe Retirement Facs–El Castillo	2.25%		5/15/2024	BB+	(c)	600,000	596,800
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(c)	805,000	818,460
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2022	AA-		1,000,000	1,013,651

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2023	AA-		$1,350,000	$1,407,220
Southcentral PA Auth–Wellspan Hlth	1.11% (MUNIPSA * 1 + 0.60%	)#	6/1/2049	Aa3		9,000,000	9,038,542
Tampa Hlth–Baycare Health	4.00%		11/15/2033	Aa2		11,250,000	11,280,070
Tulsa IDA–Montereau	5.00%		11/15/2026	BBB-	(c)	500,000	551,514
WA Hlth Facs–CommonSpirit	1.91% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	A-		2,000,000	2,009,283
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		95,000	94,776
WI Hlth & Ed–Marshfield Hlth	5.00%	#(a)	2/15/2052	A-		9,000,000	9,594,861
Total							293,433,403

Housing 5.74%
CA HFA–MFH	4.00%		3/20/2033	NR		1,640,379	1,738,638
CT HFA	4.00%		5/15/2049	AAA		4,345,000	4,525,459
FL State Hsg Fin Auth (GNMA)	3.00%		1/1/2052	Aaa		2,720,000	2,732,980
FL State Hsg Fin Auth (GNMA)	3.00%		7/1/2052	Aaa		3,580,000	3,595,311
IA Fin Auth Mtg Rev (GNMA)	3.00%		1/1/2047	AAA		4,535,000	4,560,002
IL HDA (GNMA)	3.00%		4/1/2051	Aaa		9,550,000	9,602,227	(b)
MD State Hsg CDA	3.50%		3/1/2050	Aa1		7,520,000	7,674,023
MD State Hsg CDA	4.00%		9/1/2049	Aa1		3,180,000	3,288,816
MI State Hsg Dev Auth	4.25%		12/1/2049	AA+		4,650,000	4,834,505
MN HFA (GNMA)	3.00%		1/1/2052	AA+		6,800,000	6,836,114
MN HFA (GNMA)	4.25%		7/1/2049	AA+		3,510,000	3,657,051
MO State Hsg Dev Cmmn (GNMA)	3.25%		11/1/2052	AA+		2,000,000	2,029,714
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		3,755,000	3,905,235
NC State Hsg Fin Agy (GNMA)	4.00%		1/1/2050	AA+		3,550,000	3,661,462
ND State Hsg Fin Agy	3.00%		7/1/2052	Aa1		5,000,000	5,020,209
ND State Hsg Fin Agy	4.00%		1/1/2050	Aa1		4,275,000	4,455,687
NM Mortgage Fin Auth (GNMA)	3.00%		7/1/2052	Aaa		7,500,000	7,537,394
NYC HDC	0.70%	#(a)	5/1/2060	AA+		2,000,000	1,911,189
NYS HFA L-2	0.75%		11/1/2025	Aa2		12,350,000	11,579,614
NYS HFA M-2	0.75%		11/1/2025	Aa2		5,000,000	4,779,027
NYS Mtg	3.50%		4/1/2049	Aa1		1,365,000	1,391,726
OH State Fin Agy	4.50%		3/1/2050	Aaa		4,075,000	4,271,945
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2023	Baa3		100,000	103,658
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2026	Baa3		175,000	192,719
SC State Hsg Fin Auth	4.00%		1/1/2050	Aaa		3,865,000	4,017,548
WI Hsg & EDA	0.50%	#(a)	11/1/2050	AA		2,250,000	2,138,932

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
WI Hsg & EDA	0.61%	#(a)	11/1/2042	AA	$2,890,000	$2,782,551
WI Hsg & EDA	0.81%	#(a)	11/1/2052	AA	8,250,000	7,795,003
WI St Hsg & Eco	3.00%		3/1/2052	AA	3,890,000	3,910,395
Total						124,529,134

Lease Obligations 3.16%
CA Pub Wks–Lease Rev	5.00%		10/1/2026	Aa3	1,500,000	1,681,590
CA Pub Wks–Lease Rev	5.00%		10/1/2027	Aa3	3,300,000	3,771,356
Nassau Health Care Corp GTD	5.00%		8/1/2024	A+	4,000,000	4,250,046
Nassau Health Care Corp GTD	5.00%		8/1/2025	A+	7,000,000	7,601,602
NJ EDA–Sch Facs	5.00%		6/15/2022	A3	900,000	906,436
NJ EDA–Sch Facs	5.00%		6/15/2022	A3	515,000	518,683
NJ EDA–Sch Facs	5.00%		11/1/2022	A3	3,275,000	3,337,504
NJ EDA–Sch Facs	5.00%		3/1/2023	A3	3,565,000	3,662,978
NJ EDA–Sch Facs	5.00%		3/1/2025	A3	5,205,000	5,333,320
NJ EDA–Sch Facs	5.00%		6/15/2025	A3	1,250,000	1,348,620
NJ EDA–Sch Facs	5.00%		6/15/2026	A3	4,000,000	4,399,536
NJ EDA–Sch Facs	5.00%		6/15/2027	A3	410,000	456,840
NJ EDA–Sch Facs	5.00%		6/15/2028	A3	400,000	449,674
NJ EDA–Sch Facs	5.00%		6/15/2029	A3	500,000	567,366
NJ Trans Trust Fund	5.00%		12/15/2023	A3	1,250,000	1,308,467
NJ Trans Trust Fund	5.00%		12/15/2024	A3	7,000,000	7,479,386
NJ Trans Trust Fund	5.00%		12/15/2025	A3	12,500,000	13,615,446
NYC Eductnl Const	5.00%		4/1/2025	AA-	3,510,000	3,803,891
NYC Eductnl Const	5.00%		4/1/2026	AA-	2,690,000	2,979,305
PA COPS	5.00%		7/1/2023	A	500,000	519,203
PA COPS	5.00%		7/1/2025	A	500,000	543,122
Total						68,534,371

Other Revenue 3.36%
Black Belt Energy Gas Dist–Morgan Stanley	4.00%	#(a)	12/1/2049	A1	12,325,000	12,833,621
CA Infra & Econ Dev–Academy of Sciences	0.86% (MUNIPSA * 1 + 0.35%	)#	8/1/2047	A2	6,000,000	5,981,476
CA Infra & Econ Dev–Getty Trust	3.00%	#(a)	10/1/2047	AAA	5,000,000	5,179,400
CA Infra & Econ Dev–LA Co Museum of Art	1.21% (MUNIPSA * 1 + 0.70%	)#	12/1/2050	A3	6,500,000	6,504,962
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,605,000	1,741,637
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2028	NR	1,920,000	2,073,152

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Lower AL Gas Dist–Goldman Sachs	4.00%	#(a)	12/1/2050	A2	$22,250,000	$23,005,047
Main St Nat Gas–Macquarie	5.00%		5/15/2025	A3	4,850,000	5,147,735
Maricopa Co IDA–Legacy Schools†	4.00%		7/1/2029	BB+	500,000	516,185
Patriots Energy Group Fing Agy	4.00%	#(a)	10/1/2048	Aa1	8,000,000	8,240,313
Pima Co IDA–Edkey Chtr Sch†	3.50%		7/1/2025	NR	1,605,000	1,609,994
Total						72,833,522

Special Tax 1.54%
Allentown Neighborhood Impt–City Center†	5.00%		5/1/2022	Ba3	290,000	290,584
Allentown Neighborhood Impt–City Center†	5.00%		5/1/2023	Ba3	130,000	133,418
Allentown Neighborhood Impt–City Center†	5.00%		5/1/2028	NR	4,075,000	4,479,315
Atlanta Urban Dev Agency- Atlanta Beltline†	2.375%		7/1/2026	NR	330,000	321,193
CT Spl Tax–Trans Infra	5.00%		10/1/2022	AA-	3,400,000	3,462,510
CT Spl Tax–Trans Infra	5.00%		5/1/2025	AA-	2,250,000	2,442,537
CT Spl Tax–Trans Infra	5.00%		1/1/2026	AA-	5,000,000	5,512,584
CT Spl Tax–Trans Infra	5.00%		5/1/2026	AA-	2,250,000	2,499,182
CT Spl Tax–Trans Infra	5.00%		5/1/2027	AA-	3,000,000	3,401,337
NYC IDA–Queens Stadium (AGM)	5.00%		1/1/2027	AA	1,000,000	1,113,934
NYC IDA–Queens Stadium (AGM)	5.00%		1/1/2028	AA	650,000	734,064
NYC IDA–Queens Stadium (AGM)	5.00%		1/1/2029	AA	850,000	972,906
NYC IDA–Yankee Stadium (AGM)	5.00%		3/1/2030	AA	1,600,000	1,850,761
NYC IDA–Yankee Stadium (FGIC)	8.36% (CPI Based	)#	3/1/2026	Baa1	2,000,000	2,079,153	(b)
Peninsula Town Center†	4.00%		9/1/2023	NR	140,000	140,191
Village CDD #12†	3.25%		5/1/2023	NR	165,000	165,886
Village CDD #13†	1.875%		5/1/2025	NR	2,295,000	2,236,157
Village CDD #13	2.625%		5/1/2024	NR	130,000	129,726
Village CDD #13†	2.625%		5/1/2030	NR	1,500,000	1,437,000
Total						33,402,438

Tax Revenue 1.35%
CT Spl Tax–Trans Infra	5.00%		5/1/2025	AA-	850,000	922,736
CT Spl Tax–Trans Infra	5.00%		5/1/2026	AA-	1,300,000	1,443,972
Guam–Business Privilege Tax	5.00%		1/1/2029	Ba1	750,000	838,303
IL State Sales Tax	5.00%		6/15/2024	BBB+	7,260,000	7,678,622
Jefferson Co–Sch Warrant	5.00%		9/15/2023	AA	2,000,000	2,093,648
MD Dept Trans	4.00%		9/1/2026	AAA	4,750,000	5,158,648
Newark Mass Transit–Access Tax	2.00%		12/8/2022	NR	6,000,000	6,017,628

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
Sparks–Legends at Sparks Marina†	2.50%		6/15/2024	Ba2		$105,000	$104,309
Sparks–Legends at Sparks Marina†	2.75%		6/15/2028	Ba2		300,000	292,034
VA Small Bus Fing–NTL Senior Lvg	5.00%		1/1/2023	A	(c)	925,000	944,885
VA Small Bus Fing–NTL Senior Lvg	5.00%		1/1/2025	A	(c)	1,300,000	1,384,423
VA Small Bus Fing–NTL Senior Lvg	5.00%		1/1/2027	A	(c)	1,000,000	1,099,342
VA Small Bus Fing–NTL Senior Lvg	5.00%		1/1/2028	A	(c)	1,100,000	1,226,087
Total							29,204,637

Tobacco 1.23%
Buckeye Tobacco	5.00%		6/1/2029	A		11,210,000	12,655,938
Los Angeles Co Tobacco	1.75%		6/1/2030	A		110,000	108,265
Los Angeles Co Tobacco	5.00%		6/1/2024	A		600,000	631,747
Los Angeles Co Tobacco	5.00%		6/1/2025	A		650,000	697,558
Los Angeles Co Tobacco	5.00%		6/1/2026	A		1,125,000	1,228,640
PA Tob Settlement	5.00%		6/1/2022	A1		2,250,000	2,263,228
PA Tob Settlement	5.00%		6/1/2023	A1		1,125,000	1,163,132
PA Tob Settlement	5.00%		6/1/2024	A1		5,000,000	5,283,161
Tobacco Settlement Auth IA	0.375%		6/1/2030	A		855,000	853,195
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB+		1,890,000	1,892,806
Total							26,777,670

Transportation 7.89%
Bay Area Toll Auth	1.76% (MUNIPSA * 1 + 1.25%	)#	4/1/2036	AA		2,375,000	2,453,448
Bay Area Toll Auth	4.00%		4/1/2029	AA-		1,200,000	1,302,017
Central TX Mobility Auth	5.00%		1/1/2027	BBB+		4,500,000	4,877,495
Chesapeake Bay Bridge Dist	5.00%		11/1/2023	BBB		9,000,000	9,403,114
Chicago O’Hare Arpt	5.00%		1/1/2029	A		2,500,000	2,537,722
Chicago O’Hare Arpt	5.00%		1/1/2031	A		4,750,000	4,821,523
Chicago Trans Auth	5.00%		6/1/2025	A		2,000,000	2,174,783
Denver RTD–Eagle P3	3.00%		1/15/2026	Baa1		900,000	909,129
Denver RTD–Eagle P3	5.00%		7/15/2027	Baa1		1,000,000	1,106,433
E470 Pub Hwy Auth	0.531% (SOFR + .35%	)#	9/1/2039	A		3,375,000	3,356,823
Grand Parkway Trans–BANs	5.00%		2/1/2023	BBB		10,030,000	10,304,294
IL State GO	5.00%		11/1/2025	BBB		3,000,000	3,248,493
IL Toll Hwy Auth	5.00%		1/1/2024	AA-		7,215,000	7,599,057
LA Offshore Term Auth–LOOP	1.65%	#(a)	9/1/2027	A3		3,500,000	3,476,392

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
LA Offshore Term Auth–LOOP	2.00%	#(a)	10/1/2040	BBB+	$2,000,000	$2,000,997
MTA NY	5.00%		5/15/2022	NR	7,050,000	7,079,453
MTA NY	5.00%		9/1/2022	NR	6,630,000	6,722,109
MTA NY	5.00%		11/15/2030	A3	11,075,000	11,288,056
MTA NY	5.00%		11/15/2033	A3	5,400,000	5,555,217
MTA NY	5.00%	#(a)	11/15/2045	A3	6,500,000	7,462,059
NC Tpk Auth–Triangle Exprs	5.00%		2/1/2024	BBB	20,180,000	21,210,861
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2028	AA	1,500,000	1,683,579
NJ Tpk Auth	0.911% (1 Mo. LIBOR * .70 + .75%	)#	1/1/2030	AA-	2,500,000	2,502,587
NJ Tpk Auth	5.00%		1/1/2027	AA-	3,200,000	3,612,012
NJ Tpk Auth	5.00%		1/1/2028	AA-	8,000,000	8,893,922
NJ Trans Trust Fund	5.00%		6/15/2023	A+	7,210,000	7,482,448
NY Trans Dev Corp–JFK IAT	5.00%		12/1/2024	Baa1	1,000,000	1,061,853
NY Trans Dev Corp–JFK IAT	5.00%		12/1/2025	Baa1	400,000	430,803
NY Trans Dev Corp–JFK IAT	5.00%		12/1/2026	Baa1	1,795,000	1,961,693
NY Trans Dev Corp–JFK IAT	5.00%		12/1/2028	Baa1	1,390,000	1,546,928
PA Tpk Commn	5.00%		12/1/2025	A1	150,000	165,678
PA Tpk Commn	5.00%		12/1/2025	A	750,000	821,996
PA Tpk Commn	5.00%		12/1/2026	A1	400,000	451,289
PA Tpk Commn	5.00%		12/1/2026	A	750,000	839,092
Triborough Brdg & Tunl Auth	0.568% (SOFR + .38%	)#	1/1/2032	AA-	6,679,083	6,675,977
Triborough Brdg & Tunl Auth NY–Payroll Mobility Tax	5.00%	#(a)	5/15/2050	AA+	10,000,000	11,083,383
TX Surface Trans Corp–I-635	4.00%		12/31/2030	Baa2	3,000,000	3,210,370
Total						171,313,085

Utilities 17.94%
American Muni Pwr–AMP Inc	1.00%	#(a)	2/15/2048	A1	10,500,000	10,255,268
Appling Co Dev–Oglethorpe Power	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,224,833
CA Choice Clean Energy–Goldman	4.00%	#(a)	10/1/2052	A2	12,000,000	12,691,868
Central Plains–Goldman Sachs	5.00%		9/1/2027	BBB+	1,305,000	1,447,024
Chicago Water	5.00%		11/1/2022	A	5,680,000	5,798,650
Chicago Water	5.00%		11/1/2022	A	1,000,000	1,020,889
Chicago Water (AGM)	5.00%		11/1/2028	AA	2,500,000	2,883,873
Cleveland Public Pwr (AGM)	5.00%		11/15/2026	AA	1,190,000	1,334,637
Cleveland Public Pwr (AGM)	5.00%		11/15/2027	AA	2,280,000	2,602,078

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Cleveland Public Pwr (AGM)	5.00%		11/15/2029	AA	$1,000,000	$1,174,430
DE EDA–Delmarva Pwr & Light	1.05%	#(a)	1/1/2031	A	6,315,000	6,037,913
DE EDA–NRG Energy	1.25%	#(a)	10/1/2040	BBB-	10,000,000	9,454,182
DE EDA–NRG Energy	1.25%	#(a)	10/1/2045	BBB-	11,000,000	10,399,600
Detroit Water	5.00%		7/1/2022	AA-	500,000	504,707
Escambia Co PCR–Gulf Power	2.60%		6/1/2023	A1	3,000,000	3,025,551
IN Fin Auth–Indy Power & Light	0.65%		8/1/2025	A2	4,500,000	4,152,640
KY Muni Pwr–Prarie State Proj	3.45%	#(a)	9/1/2042	Baa1	1,700,000	1,715,683
KY Public Energy Auth–BP	4.00%	#(a)	1/1/2049	A2	1,775,000	1,841,918
KY Public Energy Auth–Morgan Stanley	4.00%	#(a)	4/1/2048	A1	3,110,000	3,203,185
LA Env Facs–E Baton Rouge Swr	0.875%	#(a)	2/1/2046	A+	15,000,000	14,397,543
Lansing MI Board of Water & Light	2.00%	#(a)	7/1/2051	AA-	10,000,000	10,003,619
Lehigh Co IDA–PPL Elec Util	1.80%	#(a)	2/15/2027	A1	10,660,000	10,664,712
Long Island Power Auth	0.85%	#(a)	9/1/2050	A	10,500,000	9,969,640
Long Island Power Auth	0.911% (1 Mo. LIBOR * .70 + .75%	)#	5/1/2033	A	10,000,000	9,998,558
Long Island Power Auth	1.50%	#(a)	9/1/2051	A	19,000,000	18,309,213
Long Island Power Auth	1.65%	#(a)	9/1/2049	A	4,000,000	3,965,332
Long Island Power Auth	5.00%		9/1/2026	A	500,000	562,908
Long Island Power Auth	5.00%		9/1/2027	A	500,000	574,143
Louisa VA IDA–VA Elec & Pwr	0.75%	#(a)	11/1/2035	A2	6,000,000	5,665,788
Louisa VA IDA–VA Elec & Pwr	1.90%	#(a)	11/1/2035	A2	5,000,000	4,994,124
Main St Nat Gas†	4.00%	#(a)	8/1/2052	BBB-	20,000,000	20,524,904
Main St Nat Gas–Citibank	4.00%	#(a)	3/1/2050	A3	15,000,000	15,651,049
Main St Nat Gas–Citibank	4.00%	#(a)	5/1/2052	A3	6,250,000	6,598,338
Mason Cnty Poll Ctrl–Appalachian Power	2.75%		10/1/2022	A-	27,500,000	27,606,089
Monroe Dev Auth–Oglethorpe Power	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,837,250
NC Wst Rev–Republic Services	0.95%	#(a)	7/1/2034	BBB+	15,000,000	14,994,835
NE Public Power	0.60%	#(a)	1/1/2051	A+	15,000,000	14,744,678
Northern CA Gas–Goldman Sachs	4.00%	#(a)	7/1/2049	A2	5,000,000	5,140,271
Orlando Util Commn	1.25%	#(a)	10/1/2046	AA	10,000,000	9,491,001
Philadelphia Gas Works	5.00%		8/1/2023	A	850,000	884,561
Philadelphia Gas Works	5.00%		8/1/2024	A	800,000	851,697
PIttsburgh Water & Swr Auth (AGM)	1.16% (MUNIPSA * 1 + 0.65%	)#	9/1/2040	AA	17,500,000	17,550,596
PR Elec Pwr Auth(d)	5.25%		7/1/2018	NR	2,000,000	1,920,000
Rockport IN Poll Ctl–IN MI Pwr	3.05%		6/1/2025	A-	3,500,000	3,565,139

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2022

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Rockport IN Wtr Pollution Ctl		1.35%	#(a)	7/1/2025	A-	$2,000,000	$2,001,137
Rockport IN Wtr Pollution Ctl		1.35%	#(a)	7/1/2025	A-	2,150,000	2,151,222
San Antonio Elec & Gas		2.75%	#(a)	2/1/2048	Aa3	8,000,000	8,061,513
San Antonio Elec & Gas		5.00%		2/1/2024	Aa2	1,250,000	1,313,404
San Antonio Water		2.625%	#(a)	5/1/2049	AA	11,415,000	11,578,139
Texas Municipal Power Agency (AGM)		3.00%		9/1/2024	AA	850,000	868,262
Texas Municipal Power Agency (AGM)		3.00%		9/1/2025	AA	750,000	770,032
Texas Municipal Power Agency (AGM)		3.00%		9/1/2026	AA	1,100,000	1,133,801
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2023	A3	3,000,000	3,114,308
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2024	A3	2,785,000	2,938,612
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2025	A3	4,000,000	4,278,935
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2026	A3	5,000,000	5,412,559
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2027	A3	5,875,000	6,424,953
Wise Co IDA–VA Elec & Pwr		0.75%	#(a)	10/1/2040	A2	12,000,000	11,331,576
WV EDA–Appalachian Pwr		0.625%	#(a)	12/1/2038	A-	6,500,000	6,102,420
WV EDA–Appalachian Pwr		2.55%	#(a)	3/1/2040	A-	2,200,000	2,211,355
WV EDA–Appalachian Pwr		2.625%	#(a)	12/1/2042	A-	3,000,000	3,003,554
York Co IDA–VA Elec & Pwr		1.90%	#(a)	5/1/2033	A2	5,500,000	5,493,536
Total							389,424,235
Total Municipal Bonds (cost $1,888,308,229)							1,849,626,860

	Interest Rate#	Interest Rate Reset Date(e)		Final Maturity Date

SHORT-TERM INVESTMENTS 13.26%

Variable Rate Demand Notes 13.26%

Corporate-Backed 1.42%
Mobile IDB–AL Power	0.380%	4/1/2022		12/1/2037	A1	29,765,000	29,765,000
MS Business Fin Corp–PSL	2.050%	4/1/2022		11/1/2032	BBB-	1,000,000	1,000,000
Total							30,765,000

General Obligation 2.26%
NYC GO	0.430%	4/1/2022		12/1/2047	AA	5,510,000	5,510,000
NYC GO ARS	0.700%	4/1/2022		10/1/2046	AA	20,600,000	20,600,000
NYC GO ARS	0.710%	4/1/2022		4/1/2042	AA	10,000,000	10,000,000
NYC GO ARS	0.710%	4/1/2022		4/1/2042	AA	13,000,000	13,000,000
Total							49,110,000

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2022

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 4.32%
AL Hlth Care Auth–Baptist Health	0.790%	4/1/2022	11/1/2042	A3	$17,055,000	$17,055,000
AR DFA–Baptist Mem Hlth	0.790%	4/1/2022	9/1/2044	BBB+	46,906,000	46,906,000
Central Bradford PA–Guthrie Clinic	0.760%	4/1/2022	12/1/2041	A	7,065,000	7,065,000
Lee Memorial Hlth System	0.740%	4/1/2022	4/1/2049	A+	18,780,000	18,780,000
OH State–Univ Hosp	0.700%	4/1/2022	1/15/2049	A	4,000,000	4,000,000
Total						93,806,000

Tax Revenue 2.01%
DE Valley Regional Fin Auth	0.730%	4/1/2022	11/1/2055	A+	9,700,000	9,700,000
NYC TFA–Future Tax	0.330%	4/1/2022	2/1/2045	AAA	6,415,000	6,415,000
NYC TFA–Future Tax	0.330%	4/1/2022	2/1/2045	AAA	7,000,000	7,000,000
NYC TFA–Future Tax	0.430%	4/1/2022	5/1/2034	AAA	6,330,000	6,330,000
NYC TFA–Future Tax	0.430%	4/1/2022	11/1/2044	AAA	14,210,000	14,210,000
Total						43,655,000

Utilities 3.25%
NYC Muni Water	0.380%	4/1/2022	6/15/2045	AA+	53,690,000	53,690,000
NYC Muni Water	0.430%	4/1/2022	6/15/2050	AA+	16,850,000	16,850,000
Total						70,540,000
Total Short-Term Investments (cost $287,876,000)						287,876,000
Total Investments in Securities 98.49% (cost $2,176,184,229)						2,137,502,860
Other Assets and Liabilities – Net 1.51%						32,779,338
Net Assets 100.00%						$2,170,282,198

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Over Night Financing Rate.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $45,410,056, which represents 2.09% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$167,429,262	$1,369,306	$168,798,568
Housing	–	114,926,907	9,602,227	124,529,134
Special Tax	–	31,323,285	2,079,153	33,402,438
Remaining Industries	–	1,522,896,720	–	1,522,896,720
Short-Term Investments
Variable Rate Demand Notes	–	287,876,000	–	287,876,000
Total	$–	$2,124,452,174	$13,050,686	$2,137,502,860

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.48%

MUNICIPAL BONDS 97.48%

Corporate-Backed 9.11%
Allegheny Co IDA–US Steel	4.875%		11/1/2024	BB-		$4,300,000	$4,490,658
AZ IDA	3.625%		5/20/2033	BBB		14,371,947	14,706,807
Black Belt Energy Gas Dist–Goldman Sachs	4.00%	#(a)	10/1/2052	A2		32,000,000	33,355,590
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR		3,005,000	3,096,185
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR		550,000	574,290
Burke Co Dev–Oglethorpe Power	1.50%	#(a)	1/1/2040	BBB+		3,750,000	3,675,510
CA Muni Fin–Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-		9,850,000	9,514,021
CA Poll Ctl–Waste Mgmt AMT	3.00%		11/1/2025	A-		9,850,000	10,027,467
Chandler AZ IDA–Intel Corp AMT	2.70%	#(a)	12/1/2037	A+		7,250,000	7,311,220
Downtown Doral CDD†	4.25%		12/15/2028	NR		250,000	257,595
Downtown Doral CDD†	4.75%		12/15/2038	NR		625,000	666,269
FL DFC–Waste Pro AMT†	5.00%		5/1/2029	NR		1,640,000	1,711,540
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-		1,035,000	1,075,109
Granite City IL–Waste Mgmt AMT	1.25%	#(a)	5/1/2027	A-		5,485,000	5,070,556
Greater Orlando Aviation–Jet Blue	5.00%		11/15/2026	NR		2,980,000	3,047,926
Henderson Facs–Pratt Paper AMT(b)	3.70%		1/1/2032	NR		4,000,000	4,026,676
Henderson Facs–Pratt Paper AMT(b)	4.45%		1/1/2042	NR		1,500,000	1,515,273
Hoover IDA–US Steel AMT	6.375%	#(a)	11/1/2050	BB-		10,850,000	12,877,911
Houston Arpt–United Airlines AMT	4.00%		7/1/2041	B-	(c)	2,450,000	2,390,433
Houston Arpt–United Airlines AMT	4.00%		7/15/2041	B-	(c)	5,700,000	5,561,237
Houston Arpt–United Airlines AMT	5.00%		7/1/2029	Ba3		2,295,000	2,387,607
IA Fin Auth–Alcoa	4.75%		8/1/2042	BB+		1,250,000	1,256,818
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-		10,000,000	10,357,645
IN Fin Auth–OVEC	2.50%		11/1/2030	Baa3		1,000,000	900,778
IN Fin Auth–OVEC	3.00%		11/1/2030	Baa3		3,000,000	2,810,899
IN Fin Auth–OVEC	3.00%		11/1/2030	Baa3		9,850,000	9,229,118
IN Fin Auth–US Steel	4.125%		12/1/2026	BB-		1,625,000	1,680,970
IN Fin Auth–US Steel AMT	6.75%		5/1/2039	BB-		1,500,000	1,831,022
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2026	A1		9,425,000	10,083,634
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2027	A1		8,300,000	8,868,602
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA		2,000,000	2,012,858
LA Env Facs–Entergy	2.50%		4/1/2036	A		7,500,000	6,572,211
LA Env Facs–Westlake Chem	3.50%		11/1/2032	BBB		18,770,000	19,045,510
LA St John Parish–Marathon Oil	2.125%	#(a)	6/1/2037	BBB-		6,850,000	6,755,950

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
LA St John Parish–Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	$12,500,000	$12,104,231
LA St John Parish–Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	5,975,000	5,827,168
Liberty Dev Corp–Goldman Sachs	5.25%		10/1/2035	A2	16,050,000	19,712,369
Love Field Arpt–Southwest Airlines	5.00%		11/1/2028	Baa1	1,800,000	1,828,981
MA DFA–Waste Mgmt AMT†	1.25%	#(a)	5/1/2027	A-	3,250,000	3,004,432
Maricopa Co IDA–Commercial Metals AMT†	4.00%		10/15/2047	BB+	2,000,000	1,984,157
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	3,800,000	3,642,728
Matagorda Co Nav Dist–AEP TX Central	4.00%		6/1/2030	A-	8,000,000	8,185,699
Matagorda Co Nav Dist–AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	3,500,000	3,831,394
MD EDC–Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR	2,570,000	1,542,000
Met Govt Nashville & Davidson Cnty	4.00%		7/1/2034	AA	10,000,000	10,885,215
MI Strategic Fd–Waste Mgmt	0.58%	#(a)	8/1/2027	A-	3,000,000	2,866,084
MI Strategic Fund–GPK AMT	4.00%	#(a)	10/1/2061	BB	3,140,000	3,288,525
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000,000	10,510,198
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	10,500,000	10,675,077
NH National Fin Auth–Covanta†	3.625%	#(a)	7/1/2043	B1	980,000	933,910	(e)
NH National Fin Auth–Covanta AMT†	3.75%	#(a)	7/1/2045	B1	1,970,000	1,906,561
NH National Fin Auth–Covanta AMT†	4.00%		11/1/2027	B1	4,225,000	4,263,602
NH National Fin Auth–Hsg Sec	4.125%		1/20/2034	NR	4,848,821	5,180,604
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	4,650,000	4,686,474
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	5,500,000	5,552,489
NJ EDA–Continental Airlines	5.25%		9/15/2029	Ba3	11,320,000	11,520,196
NJ EDA–Continental Airlines	5.50%		6/1/2033	Ba3	1,500,000	1,559,627
NJ EDA–Sch Facs	5.00%		6/15/2030	A3	2,000,000	2,282,409
NJ EDA–Sch Facs	5.00%		6/15/2033	A3	2,000,000	2,187,769
NY Energy RDA–NYSEGC	3.50%		10/1/2029	A-	8,200,000	8,365,323
NY Env Facs–Casella Waste AMT	2.75%	#(a)	9/1/2050	B	1,600,000	1,600,449
NY Env Facs–Casella Waste AMT†	2.875%	#(a)	12/1/2044	B	2,000,000	1,949,430
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR	1,875,000	1,991,107
NY Liberty Dev Corp–3 WTC†	7.25%		11/15/2044	NR	1,920,000	2,035,097
NY Liberty Dev Corp–4 WTC	2.50%		11/15/2036	A	2,500,000	2,164,064
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2026	B-	3,000,000	3,026,031
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-	2,160,000	2,355,811
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-	1,850,000	2,097,759
NYC IDA–TRIPS	5.00%		7/1/2022	BBB+	2,330,000	2,348,208
NYC IDA–TRIPS	5.00%		7/1/2028	BBB+	3,500,000	3,521,293
OH Air Dev Auth–AEP	1.90%	#(a)	5/1/2026	BBB+	3,285,000	3,241,926
OH Air Dev Auth–AEP	2.40%	#(a)	12/1/2038	BBB+	4,500,000	4,505,884
OH Air Dev Auth–AEP AMT	2.50%	#(a)	11/1/2042	BBB+	5,800,000	5,681,125

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
OH Air Dev Auth–AEP AMT	2.60%	#(a)	6/1/2041	BBB+	$19,250,000	$19,298,225
OH Air Dev Auth–OVEC	3.25%		9/1/2029	Baa3	1,500,000	1,450,846
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR	1,390,000	1,454,705
OH Air Quality–Pratt Paper AMT†	4.25%		1/15/2038	NR	4,955,000	5,033,465
PA Econ Dev–Waste Mgmt AMT	0.58%	#(a)	8/1/2037	A-	5,500,000	5,254,487
PA EDA–Consol Energy AMT†	9.00%	#(a)	4/1/2051	CCC+	2,375,000	2,827,196
PA EDA–Covanta AMT†	3.25%		8/1/2039	B1	1,035,000	942,249	(e)
PA EDA–Procter & Gamble	5.375%		3/1/2031	AA-	1,365,000	1,652,813
Parish of St James–Nustar Logistics†	6.10%	#(a)	6/1/2038	BB-	2,860,000	3,383,616
Parish of St James–Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-	3,000,000	3,549,248
Phenix City–Meadwestvaco AMT	4.125%		5/15/2035	BBB	1,500,000	1,511,701
Port Beaumont Nav Dis–Jefferson Rail AMT†	2.75%		1/1/2036	NR	3,125,000	2,693,982
Port Beaumont Nav Dis–Jefferson Rail AMT†	2.875%		1/1/2041	NR	2,420,000	1,946,802
Prattville IDB–Intl Paper	5.30%		9/1/2028	Baa2	7,750,000	8,818,087
Richland Co Env Impt–Intl Paper	3.875%		4/1/2023	BBB	6,715,000	6,846,137
Rockdale Co Dev Auth–Pratt Paper AMT†	4.00%		1/1/2038	NR	5,205,000	5,233,959
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB	3,930,000	4,036,263
Selma IDB–Intl Paper	2.00%	#(a)	11/1/2033	BBB	1,000,000	990,640
Sky Harbour Capital Aviation AMT	4.00%		7/1/2036	NR	5,000,000	4,800,087
St Charles Parish–Valero Energy	4.00%	#(a)	12/1/2040	BBB	10,435,000	10,470,206
St James Parish–Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	1,000,000	1,078,956
Tuscaloosa IDA–Hunt Refining†	5.25%		5/1/2044	NR	3,950,000	4,057,797
VA Small Bus Fing–Covanta AMT†	5.00%	#(a)	1/1/2048	B	440,000	445,945
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	430,000	444,754
Valparaiso Facs–Pratt Paper AMT	6.75%		1/1/2034	NR	5,000,000	5,290,179
Warren Co–Intl Paper	2.90%	#(a)	9/1/2032	BBB	7,500,000	7,596,463
West Pace Coop Dist(d)	9.125%		5/1/2039	NR	4,900,000	3,724,000	(e)
Whiting Env Facs–BP AMT	5.00%	#(a)	11/1/2045	A2	6,855,000	6,979,825
WI PFA–American Dream†	5.00%		12/1/2027	NR	5,820,000	5,477,222	(e)
WI PFA–American Dream†	6.75%		12/1/2042	NR	5,000,000	5,024,997
WI PFA–Celanese AMT	5.00%		12/1/2025	BBB	6,500,000	7,105,023
WI PFA–Sky Harbour AMT	4.00%		7/1/2041	NR	2,500,000	2,319,962
WI PFA–TRIPS AMT	5.00%		7/1/2042	BBB+	2,825,000	2,837,659
WI PFA–TRIPS AMT	5.25%		7/1/2028	BBB+	3,750,000	3,771,104
WI PFA–Waste Mgmt AMT	1.10%	#(a)	7/1/2029	A-	13,000,000	12,157,579
Yavapai Co IDA–Waste Mgmt AMT	1.30%	#(a)	6/1/2027	A-	4,650,000	4,304,349
Total						558,401,829

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education 3.73%
Barrington Cmnty Unit Sch Dist No 220	3.00%	12/1/2032	AAA	$6,310,000	$6,450,356
CA Fin Auth–Biola Univ	5.00%	10/1/2028	Baa1	420,000	436,221
CA Fin Auth–Biola Univ	5.00%	10/1/2030	Baa1	430,000	445,729
CA Sch Fin–Aspire†	5.00%	8/1/2036	NR	125,000	136,920
CA Sch Fin–Aspire†	5.00%	8/1/2036	BBB	1,475,000	1,587,444
CA Sch Fin–Green Dot Charter†	5.00%	8/1/2045	BBB-	1,805,000	1,902,760
CA State Univ Sys	5.00%	11/1/2026	Aa2	2,750,000	3,033,432
Cap Trust Ed–Renaissance Charter†	5.00%	6/15/2039	NR	2,160,000	2,234,976
Chicago Brd Ed	5.00%	12/1/2034	BB	3,000,000	3,234,155
Chicago Brd Ed	5.00%	12/1/2036	BB	9,000,000	9,684,760
Clifton Higher Ed–Intl Ldrshp Sch	5.125%	8/15/2030	NR	3,500,000	3,746,595
CT Hlth & Ed–Quinnipiac Univ	5.00%	7/1/2033	A-	8,230,000	8,857,720
Dutchess Co LDC–Bard College†	5.00%	7/1/2040	BB+	1,150,000	1,264,736
Dutchess Co LDC–Bard College†	5.00%	7/1/2045	BB+	2,000,000	2,178,685
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2027	BB+	2,000,000	2,102,280
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2032	BB+	2,400,000	2,535,916
Fulton Co Dev–GA Tech Athletic Assoc	5.00%	10/1/2022	A2	215,000	218,899
IL Fin Auth–IL Inst of Tech	4.00%	9/1/2035	Baa3	2,600,000	2,701,605
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2030	Baa3	625,000	708,677
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2031	Baa3	600,000	677,496
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2032	Baa3	500,000	562,327
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2033	Baa3	1,000,000	1,120,232
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2034	Baa3	2,620,000	2,920,816
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2036	Baa3	3,225,000	3,588,802
IL Fin Auth–Loyola Univ Chicago	5.00%	7/1/2025	A+	8,620,000	8,699,660
IL Fin Auth–Noble Chtr Sch	5.00%	9/1/2025	BBB	1,225,000	1,279,178
IL Fin Auth–Univ Chicago	5.00%	10/1/2030	Aa2	8,000,000	8,565,239
Lincoln Co–Augustana College	4.00%	8/1/2041	BBB-	500,000	502,067
MA DFA–Emerson Clg	5.00%	1/1/2026	BBB+	5,135,000	5,472,400
MA DFA–Emerson Clg	5.00%	1/1/2027	BBB+	2,700,000	2,876,205
MA DFA–Emerson Clg	5.00%	1/1/2028	BBB+	1,810,000	1,925,023
MA DFA–Emmanuel College	5.00%	10/1/2032	Baa2	5,000,000	5,479,963
Marietta Dev Auth–Life Univ†	5.00%	11/1/2037	Ba3	1,500,000	1,566,147
Nova Southeastern Univ	5.00%	4/1/2037	A-	5,000,000	5,640,618
Nova Southeastern Univ	5.00%	4/1/2038	A-	2,500,000	2,817,070
NV Dept of Bus & Ind–Somerset Academy†	4.50%	12/15/2029	BB	585,000	606,742
NV Dept of Bus & Ind–Somerset Academy†	5.00%	12/15/2038	BB	1,000,000	1,050,483

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
NY Dorm–Montefiore	4.00%		9/1/2039	BBB-	$2,300,000	$2,323,986
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2026	A-	5,000,000	5,428,188
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2027	A-	10,000,000	10,850,619
NY Dorm–Pace Univ	5.00%		5/1/2023	BBB-	980,000	1,011,522
NY Dorm–Pace Univ	5.00%		5/1/2026	BBB-	980,000	1,006,371
NY Dorm–SUNY	5.00%		7/1/2026	Aa3	2,000,000	2,185,618
NY Dorm–SUNY	5.00%		7/1/2027	Aa3	4,880,000	5,324,878
NY Dorm–SUNY	5.00%		7/1/2027	Aa3	500,000	546,075
Penn State Univ	5.00%		9/1/2037	Aa1	2,545,000	2,998,599
Pima IDA–American Leadership Acad†	4.75%		6/15/2037	NR	4,500,000	4,531,932
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2029	A2	1,500,000	1,590,356
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2031	A2	1,360,000	1,441,923
Troy Cap Res Corp–RPI	5.00%		8/1/2024	A3	1,000,000	1,064,622
Troy Cap Res Corp–RPI	5.00%		8/1/2025	A3	2,630,000	2,860,434
Troy Cap Res Corp–RPI	5.00%		8/1/2026	A3	1,000,000	1,097,167
Troy Cap Res Corp–RPI	5.00%		8/1/2027	A3	1,600,000	1,752,387
Univ of Connecticut	5.00%		11/1/2032	Aa3	3,740,000	4,282,220
Univ of CT	5.00%		4/15/2031	Aa3	8,605,000	9,765,633
Univ of CT	5.00%		4/15/2035	Aa3	5,350,000	6,054,774
Univ of Houston	5.00%		2/15/2029	AA	10,280,000	11,341,076
Univ of Illinois (AGM)	4.00%		4/1/2033	AA	4,905,000	5,298,277
Univ of Illinois (AGM)	4.00%		4/1/2034	AA	5,100,000	5,503,562
Univ of North Carolina–Wilmington	5.00%		6/1/2023	A1	2,435,000	2,527,520
Univ of North Carolina–Wilmington	5.00%		6/1/2024	A1	2,560,000	2,717,790
University of CA	4.00%		5/15/2038	AA-	7,500,000	8,198,131
VA Clg Bldg Auth	4.00%		9/1/2035	AA+	8,795,000	9,621,456
Wayne State Univ	4.00%		11/15/2034	Aa3	3,900,000	4,130,609
WV EDA–Wheeling Pwr AMT(b)	3.00%	#(a)	6/1/2037	NR	4,200,000	4,205,591
Total						228,473,650

Financial Services 0.22%
Berks Co IDA–Tower Hlth	4.00%		11/1/2031	BB-	2,280,000	2,286,391
Berks Co IDA–Tower Hlth	5.00%		11/1/2030	BB-	1,315,000	1,388,797
MA Ed Fin Auth AMT	3.625%		7/1/2034	AA	4,020,000	3,984,737
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2030	Aaa	1,775,000	1,763,968
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2032	Aaa	2,030,000	2,066,271
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2034	Aaa	1,815,000	1,847,429
Total						13,337,593

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 16.13%
Barrington SD	4.00%	12/1/2036	AAA	$2,650,000	$2,906,709
Barrington SD	4.00%	12/1/2038	AAA	6,415,000	7,013,618
Barrington SD	4.00%	12/1/2039	AAA	2,000,000	2,182,885
CA State GO	3.00%	10/1/2033	Aa2	14,150,000	14,171,098
CA State GO	4.00%	3/1/2036	Aa2	21,330,000	23,221,301
CA State GO	4.00%	10/1/2036	Aa2	5,000,000	5,419,209
CA State GO	5.00%	10/1/2027	Aa2	10,000,000	10,321,332
CA State GO	5.00%	9/1/2030	Aa2	10,000,000	10,989,664
CA State GO	5.00%	12/1/2034	Aa2	3,000,000	3,588,884
Chabot/Las Positas CCD	5.00%	8/1/2023	AA	3,000,000	3,131,250
Chabot-Las Positas CCD	3.00%	8/1/2038	AA	2,500,000	2,413,957
Chicago Brd Ed	4.00%	12/1/2037	BB	14,000,000	14,038,440
Chicago Brd Ed	4.00%	12/1/2038	BB	9,225,000	9,233,885
Chicago Brd Ed	5.00%	12/1/2029	BB	3,000,000	3,281,735
Chicago Brd Ed	5.00%	12/1/2030	BB	3,500,000	3,834,416
Chicago Brd Ed	5.00%	12/1/2030	BB	5,100,000	5,562,429
Chicago Brd Ed	5.00%	12/1/2030	BB	5,000,000	5,541,169
Chicago Brd Ed	5.00%	12/1/2030	BB	5,000,000	5,424,494
Chicago Brd Ed	5.00%	12/1/2031	BB	1,500,000	1,630,207
Chicago Brd Ed	5.00%	12/1/2032	BB	4,845,000	5,259,429
Chicago Brd Ed	5.00%	12/1/2033	BB	900,000	976,081
Chicago Brd Ed	5.00%	12/1/2033	BB	3,275,000	3,589,869
Chicago Brd Ed	5.00%	12/1/2034	BB	475,000	514,669
Chicago Brd Ed	5.00%	12/1/2034	BB	3,750,000	4,099,909
Chicago Brd Ed	5.00%	12/1/2035	BB	450,000	487,164
Chicago Brd Ed	5.00%	12/1/2036	BB	1,000,000	1,090,966
Chicago Brd Ed	5.00%	12/1/2039	BB	2,340,000	2,541,904
Chicago Brd Ed	5.00%	12/1/2046	BB	7,500,000	8,008,195
Chicago Brd Ed†	6.75%	12/1/2030	BB	5,000,000	5,909,340
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	2,560,000	2,907,807
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	2,860,000	3,251,808
Chicago Brd Ed (AGM)	5.00%	12/1/2029	AA	4,220,000	4,856,422
Chicago Brd Ed (AGM)	5.00%	12/1/2030	AA	2,500,000	2,872,074
Chicago Brd Ed (AGM)	5.00%	12/1/2032	AA	1,250,000	1,431,486
Chicago Brd Ed (AGM)	5.00%	12/1/2035	AA	3,000,000	3,425,352
Chicago GO	4.00%	1/1/2035	BBB+	15,425,000	15,586,174
Chicago GO	4.00%	1/1/2036	BBB+	8,195,000	8,242,731

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago GO	5.00%	1/1/2024	BBB+	$15,000,000	$15,656,101
Chicago GO	5.00%	1/1/2025	BBB+	7,000,000	7,437,697
Chicago GO	5.00%	1/1/2028	BBB+	6,900,000	7,528,507
Chicago GO	5.00%	1/1/2029	BBB+	7,750,000	8,520,807
Chicago GO	5.00%	1/1/2030	BBB+	2,000,000	2,210,108
Chicago GO	5.00%	1/1/2031	BBB+	2,210,000	2,358,610
Chicago GO	5.00%	1/1/2032	BBB+	5,000,000	5,532,584
Chicago GO	5.125%	1/1/2027	BBB+	3,100,000	3,298,367
Chicago GO	5.25%	1/1/2028	BBB+	3,845,000	4,101,407
Chicago GO	5.25%	1/1/2029	BBB+	2,025,000	2,159,384
Chicago GO	5.50%	1/1/2037	BBB+	1,250,000	1,338,370
Chicago GO	5.50%	1/1/2049	BBB+	3,750,000	4,138,749
Chicago GO	5.625%	1/1/2030	BBB+	1,835,000	2,033,306
Chicago GO	5.75%	1/1/2033	BBB+	7,000,000	7,762,793
Chicago GO	6.00%	1/1/2038	BBB+	15,890,000	17,804,859
Chicago GO (NPFGC)(FGIC)	Zero Coupon	1/1/2031	BBB+	2,260,000	1,677,565
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA	4,600,000	5,174,589
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA	6,715,000	7,550,605
City of Schaumburg	3.00%	12/1/2031	AAA	1,300,000	1,322,138
City of Skokie	3.00%	12/1/2029	Aa2	1,080,000	1,115,291
Clackamas Co Sch Dist–North Clackamas	5.00%	6/15/2025	AA+	1,450,000	1,547,405
Clark Co GO	4.00%	6/1/2037	AA+	6,890,000	7,538,941
Clark Co GO	5.00%	11/1/2027	AA+	10,775,000	11,710,465
Clark Co SD (AGM)	4.00%	6/15/2036	AA	1,250,000	1,350,664
Clark Co SD (AGM)	5.00%	6/15/2033	AA	1,380,000	1,635,091
Cook Co GO	5.00%	11/15/2025	A+	6,000,000	6,123,859
CT State GO	4.00%	1/15/2034	Aa3	7,230,000	7,846,833
CT State GO	4.00%	1/15/2035	Aa3	5,900,000	6,443,894
CT State GO	4.00%	1/15/2036	Aa3	20,000,000	21,473,960
CT State GO	4.00%	4/15/2037	Aa3	1,825,000	1,957,644
CT State GO	4.00%	6/15/2037	Aa3	775,000	832,039
CT State GO	5.00%	10/15/2028	Aa3	12,500,000	13,932,985
CT State GO	5.00%	1/15/2030	Aa3	12,500,000	14,821,517
CT State GO	5.00%	6/15/2032	Aa3	2,000,000	2,286,851
CT State GO	5.00%	11/15/2033	Aa3	3,000,000	3,258,683
CT State GO	5.00%	6/15/2034	Aa3	1,100,000	1,252,181
CT State GO	5.00%	6/15/2035	Aa3	1,125,000	1,278,865

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
CT State GO	5.00%	4/15/2036	Aa3	$1,150,000	$1,320,993
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285,000	3,474,714
Geneva USD	5.00%	1/1/2028	AA+	1,125,000	1,273,649
Geneva USD	5.00%	1/1/2029	AA+	2,200,000	2,484,319
Geneva USD	5.00%	1/1/2030	AA+	1,400,000	1,576,214
HI Harbor System AMT	4.00%	7/1/2035	Aa3	1,325,000	1,433,505
Houston GO	5.00%	3/1/2024	AA	2,000,000	2,115,168
Howard Co GO	3.00%	8/15/2036	AAA	1,910,000	1,927,442
Howard Co GO	3.00%	8/15/2037	AAA	2,255,000	2,267,755
IL State GO	4.00%	10/1/2033	BBB	3,000,000	3,093,773
IL State GO	4.00%	10/1/2034	BBB	5,000,000	5,139,766
IL State GO	4.00%	12/1/2034	BBB	14,500,000	14,939,206
IL State GO	4.00%	10/1/2035	BBB	5,000,000	5,124,944
IL State GO	4.00%	3/1/2038	BBB	1,125,000	1,147,813
IL State GO	4.00%	3/1/2039	BBB	2,100,000	2,138,847
IL State GO	5.00%	7/1/2022	BBB	6,500,000	6,555,546
IL State GO	5.00%	8/1/2023	BBB	5,350,000	5,550,825
IL State GO	5.00%	8/1/2024	BBB	14,565,000	14,791,984
IL State GO	5.00%	11/1/2027	BBB	5,000,000	5,482,747
IL State GO	5.00%	2/1/2028	BBB	13,620,000	14,885,831
IL State GO	5.00%	11/1/2029	BBB	2,800,000	3,055,189
IL State GO	5.00%	12/1/2030	BBB	10,000,000	11,372,709
IL State GO	5.00%	3/1/2032	BBB	3,450,000	3,896,676
IL State GO	5.00%	10/1/2032	BBB	6,300,000	6,919,038
IL State GO	5.00%	10/1/2033	BBB	5,000,000	5,479,118
IL State GO	5.00%	3/1/2034	BBB	4,000,000	4,483,524
IL State GO	5.00%	3/1/2036	BBB	3,250,000	3,627,366
IL State GO	5.00%	5/1/2036	BBB	7,480,000	8,109,470
IL State GO	5.25%	5/1/2023	BBB	5,000,000	5,168,634
IL State GO	5.25%	7/1/2030	BBB	5,430,000	5,680,123
IL State GO	5.25%	2/1/2034	BBB	3,295,000	3,475,524
IL State GO	5.50%	5/1/2030	BBB	6,395,000	7,436,052
IL State GO	5.50%	7/1/2038	BBB	5,000,000	5,236,120
IL State GO	5.50%	5/1/2039	BBB	11,000,000	12,441,867
LA State GO	5.00%	5/1/2028	AA-	11,180,000	12,154,112
LA State GO	5.00%	3/1/2031	AA-	5,000,000	5,850,693
Lake Cnty IL Sch Dist #113	4.00%	1/1/2032	Aaa	4,130,000	4,499,537
Lake Co GO	3.50%	11/30/2031	AAA	1,825,000	1,876,079
Lubbock GO	5.00%	2/15/2026	AA+	11,810,000	12,808,305

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	$2,250,000	$2,298,825
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500,000	2,620,341
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000,000	4,267,776
Memphis TN GO	4.00%	5/1/2038	AA	6,395,000	6,867,613
MI Strategic Fund–I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500,000	2,643,389
Miami-Dade Co GO	5.00%	7/1/2038	AA	4,830,000	5,613,457
Mississippi GO	5.00%	10/1/2034	AA	3,845,000	4,463,945
Mississippi GO	5.00%	10/1/2035	AA	6,500,000	7,540,147
Mississippi GO	5.00%	10/1/2036	AA	5,000,000	5,801,996
Nassau Co GO (AGM)	4.00%	4/1/2034	AA	3,130,000	3,451,154
Nassau Co GO (AGM)	4.00%	4/1/2035	AA	2,415,000	2,653,377
Nassau Co GO (AGM)	4.00%	4/1/2036	AA	4,030,000	4,416,819
Nassau Co GO (AGM)	4.00%	4/1/2037	AA	4,680,000	5,115,254
Nassau Co GO CR (AGM)	5.00%	1/1/2026	AA	10,000,000	11,070,787
New Orleans GO	4.00%	10/1/2032	A+	2,580,000	2,855,672
New Orleans GO	4.00%	10/1/2033	A+	2,680,000	2,954,033
New Orleans GO	4.00%	10/1/2034	A+	2,785,000	3,055,782
NJ EDA–Sch Facs	5.00%	3/1/2027	NR	6,545,000	6,741,099
NJ State GO	2.00%	6/1/2027	A2	12,635,000	12,173,742
NJ State GO	4.00%	6/1/2030	A2	10,000,000	10,884,020
NJ State GO	4.00%	6/1/2031	A2	15,255,000	16,654,988
NJ State GO	4.00%	6/1/2032	A2	12,680,000	13,891,564
NJ State GO	5.00%	6/1/2026	A2	10,000,000	11,055,873
NJ State GO	5.00%	6/1/2027	A2	3,650,000	4,102,846
NJ State GO	5.00%	6/1/2029	A2	5,000,000	5,607,282
NV State GO	5.00%	11/1/2026	AA+	7,500,000	8,165,179
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500,000	2,616,808
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2031	AA	5,370,000	6,204,252
NYC GO	4.00%	8/1/2036	AA	6,000,000	6,370,201
NYC GO	4.00%	8/1/2037	AA	2,500,000	2,648,509
NYC GO	5.00%	8/1/2022	AA	220,000	220,956
NYC GO	5.00%	8/1/2025	AA	12,000,000	12,508,861
NYC GO	5.00%	8/1/2026	AA	5,235,000	5,250,644
NYC GO	5.00%	8/1/2032	AA	1,750,000	2,027,528
NYC GO	5.00%	10/1/2032	AA	3,500,000	4,103,447
NYC GO	5.00%	10/1/2033	AA	4,500,000	5,251,661
NYC IDA–Yankee Stadium (AGM)	3.00%	3/1/2040	AA	5,000,000	4,587,610
Oyster Bay GO (AGM)	2.00%	3/1/2030	AA	2,125,000	1,970,511

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Oyster Bay GO (AGM)	2.00%		3/1/2031	AA	$2,040,000	$1,860,732
Oyster Bay GO (AGM)	2.00%		3/1/2033	AA	1,415,000	1,246,757
PA State GO	4.00%		3/1/2035	Aa3	12,500,000	13,565,327
PA State GO	4.00%		3/1/2038	Aa3	8,020,000	8,643,153
PA State GO	5.00%		1/15/2028	Aa3	10,000,000	11,248,148
Perris UHSD (AGM)	4.00%		9/1/2037	AA	2,000,000	2,173,248
Perris UHSD (AGM)	4.00%		9/1/2039	AA	5,050,000	5,450,912
Perris UHSD (AGM)	4.00%		9/1/2040	AA	1,935,000	2,080,383
Philadelphia GO	5.00%		2/1/2030	A	2,750,000	3,214,729
Philadelphia GO	5.00%		2/1/2031	A	2,500,000	2,895,517
Philadelphia GO	5.00%		2/1/2032	A	1,750,000	2,024,822
Philadelphia GO	5.00%		2/1/2033	A	2,500,000	2,887,981
Philadelphia Sch Dist	5.00%		9/1/2026	A1	500,000	554,873
Philadelphia Sch Dist	5.00%		9/1/2027	A1	600,000	677,825
Philadelphia Sch Dist	5.00%		9/1/2028	A1	500,000	573,729
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA	5,000,000	5,575,210
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA	5,000,000	5,563,537
PR Comwlth GO	Zero Coupon		7/1/2024	NR	1,690,542	1,543,629
PR Comwlth GO	Zero Coupon		7/1/2033	NR	1,727,569	1,000,379
PR Comwlth GO	Zero Coupon		11/1/2043	NR	6,702,858	3,611,165
PR Comwlth GO	4.00%		7/1/2033	NR	1,342,423	1,314,014
PR Comwlth GO	4.00%		7/1/2035	NR	1,206,659	1,167,965
PR Comwlth GO	4.00%		7/1/2037	NR	1,035,632	997,732
PR Comwlth GO	4.00%		7/1/2046	NR	1	1
PR Comwlth GO	5.25%		7/1/2023	NR	1,499,289	1,536,225
PR Comwlth GO	5.375%		7/1/2025	NR	1,495,085	1,578,794
PR Comwlth GO	5.625%		7/1/2027	NR	1,481,544	1,619,902
PR Comwlth GO	5.625%		7/1/2029	NR	1,457,508	1,628,342
PR Comwlth GO	5.75%		7/1/2031	NR	1,415,666	1,615,980
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-	2,240,000	2,415,572
RI State GO	5.00%		8/1/2029	AA	7,500,000	8,566,057
Romeoville GO	4.00%		12/30/2036	Aa2	4,725,000	5,165,681
Romeoville GO	4.00%		12/30/2037	Aa2	3,800,000	4,141,115
Suffolk Co GO (BAM)	2.00%		6/15/2033	AA	7,555,000	6,497,323
VT EDA–Casella Waste AMT†	4.625%	#(a)	4/1/2036	B	750,000	810,877
Wake Co Ltd Ob	4.00%		12/1/2031	AA+	5,000,000	5,372,222
WI PFA–American Dream†	7.00%		12/1/2050	NR	4,000,000	4,053,374
Total						988,868,133

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care 11.95%
Allegheny Co Hosp Auth–UPMC	4.00%		7/15/2038	A		$4,950,000	$5,197,430
Allegheny County Health Network	5.00%		4/1/2030	A		4,750,000	5,366,598
Allegheny County Health Network	5.00%		4/1/2031	A		6,000,000	6,762,198
Antelope Valley Hlth	5.00%		3/1/2031	BBB		7,000,000	7,439,060
AR DFA–Baptist Mem Hlth	2.06% (MUNIPSA * 1 + 1.55%	)#	9/1/2044	BBB+		12,000,000	12,000,452
Atlantic Beach Hlth Facs–Fleet Landing	5.00%		11/15/2028	BBB	(c)	2,020,000	2,090,560
Berks Co IDA–Tower Hlth	5.00%		11/1/2036	BB-		1,835,000	1,912,318
Berks Co IDA–Tower Hlth	5.00%		11/1/2037	BB-		5,075,000	5,287,153
Berks Co IDA–Tower Hlth	5.00%	#(a)	2/1/2040	BB-		3,000,000	3,098,114
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		1,000,000	952,167
Bucks Co IDA–Grand View Hosp	5.00%		7/1/2030	BB+		2,075,000	2,367,017
Bucks Co IDA–Grand View Hosp	5.00%		7/1/2031	BB+		1,150,000	1,324,795
Bucks Co IDA–Grand View Hosp	5.00%		7/1/2032	BB+		1,000,000	1,154,331
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540,000	1,572,939
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000,000	1,020,024
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000,000	2,038,194
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880,000	4,971,811
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705,000	3,773,689
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300,000	1,323,069
CA Hlth–CommonSpirit	4.00%		4/1/2035	A-		3,065,000	3,244,852
CA Hlth–CommonSpirit	4.00%		4/1/2036	A-		5,000,000	5,277,983
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2032	A+		1,250,000	1,392,019
CA Hlth–Sutter Hlth	5.00%		11/15/2032	A1		2,000,000	2,281,393
CA Hlth–Sutter Hlth	5.00%		11/15/2033	A1		2,450,000	2,791,937
CA Hlth–Sutter Hlth	5.00%		11/15/2034	A1		3,350,000	3,813,765
CA Hlth Facs–Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3		5,000,000	5,516,763
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2030	A-		3,305,000	3,580,943
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2033	BB-		1,000,000	1,133,254
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2041	BB-		1,000,000	1,093,734
CA Stwde–Loma Linda Univ Med Ctr†	5.25%		12/1/2038	BB-		1,500,000	1,714,377
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2023	BBB+		3,000,000	3,083,267
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2024	BBB+		3,730,000	3,925,838
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2025	BBB+		1,250,000	1,315,420
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2027	BBB+		1,000,000	1,051,651
City of Oroville- Oroville Hsp	5.25%		4/1/2034	B+		2,300,000	2,488,890
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2029	AA-		7,090,000	7,903,229

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2030	AA-		$4,500,000	$5,012,286
CO Hlth Fac Auth–CommonSpirit	4.00%		8/1/2039	A-		2,500,000	2,623,688
CO Hlth Facs- Adventhealth Obligated	4.00%		11/15/2043	AA		6,715,000	7,106,206
CO Hlth Facs–Valley View Hosp	2.80%	#(a)	5/15/2042	A		2,315,000	2,332,670
CO Hlth Facs Auth–Commonspirit	5.00%		8/1/2031	A-		3,000,000	3,432,644
Cobb Co Kennestone–Wellstar Hlth Sys	4.00%		4/1/2041	A+		1,375,000	1,464,072
Cobb Co Kennestone–Wellstar Hlth Sys	5.00%		4/1/2042	A+		2,400,000	2,748,832
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2032	BB+		370,000	418,890
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2034	BB+		225,000	254,072
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2039	BB+		1,000,000	1,123,357
CT Hlth & Ed–Trinity Hlth Corp	5.00%		12/1/2041	AA-		5,360,000	5,865,771
CT Hlth & Ed Fac Auth–Nuvance Hlt	4.00%		7/1/2034	A-		1,750,000	1,823,583
CT Hlth & Ed Fac Auth–Nuvance Hlt	4.00%		7/1/2035	A-		2,500,000	2,602,579
CT Hlth & Ed Fac Auth–Nuvance Hlt	5.00%		7/1/2028	A-		5,000,000	5,590,407
CT Hlth & Ed Fac Auth–Nuvance Hlt	5.00%		7/1/2029	A-		5,250,000	5,931,844
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2037	BBB-		5,000,000	5,448,870
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700,000	1,871,375
Duluth EDA–St Lukes Hsp	5.75%		6/15/2032	NR		4,250,000	4,288,922
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		1,000,000	1,131,452
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,900,000	2,145,315
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000,000	1,125,571
Franklin Co IDA–Menno-Haven	5.00%		12/1/2031	NR		1,000,000	1,066,360
Franklin Co IDA–Menno-Haven	5.00%		12/1/2033	NR		1,000,000	1,063,161
Gainesville & Hall Co Hsp–NE GA Hlth	5.00%		2/15/2033	A		9,630,000	11,133,904
Geisinger Health	4.00%		4/1/2039	AA-		8,000,000	8,427,710
Geisinger Health	5.00%	#(a)	4/1/2043	AA-		13,050,000	15,270,957
Glendale IDA–Beatitudes	5.00%		11/15/2036	NR		1,500,000	1,527,087
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2035	A-		3,300,000	3,750,134
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2036	A-		3,000,000	3,406,731
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2037	A-		10,000,000	11,336,157
Guadalupe Co–Seguin City Hospital	5.25%		12/1/2035	BB		3,000,000	3,156,367
Harris Co Cultural Ed–Brazos	4.00%		1/1/2023	BBB-	(c)	255,000	257,786
Harris Co Cultural Ed–Brazos	6.375%		1/1/2033	BBB-	(c)	1,385,000	1,419,364
HI Dept Budget–Kahala Nui	5.00%		11/15/2027	A	(c)	1,500,000	1,524,948
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(a)	12/1/2050	BB-		10,095,000	10,724,695
IL Fin Auth–Ascension Health	4.00%		2/15/2033	AA+		5,000,000	5,349,567
IL Fin Auth–Centegra Hlth	5.00%		9/1/2034	AA+		1,015,000	1,087,711

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
IL Fin Auth–Northshore Univ Hlth	5.00%		8/15/2031	AA-		$2,000,000	$2,358,935
IL Fin Auth–Northshore Univ Hlth	5.00%		8/15/2033	AA-		1,250,000	1,465,417
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000,000	1,148,042
IL Fin Auth–Plymouth Place	5.00%		5/15/2030	BB+	(c)	1,690,000	1,832,651
IL Fin Auth–Silver Cross Hsp	5.00%		8/15/2035	A3		4,500,000	4,869,635
Jefferson Co Hlth–Norton Healthcare	4.00%		10/1/2039	A		1,185,000	1,266,818
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(c)	730,000	757,001
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(c)	1,000,000	1,040,767
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2037	BB-	(c)	2,000,000	2,075,141
KY EDFA–Masonic Homes	5.375%		11/15/2032	NR		2,385,000	2,385,206
KY EDFA–Owensboro Hlth	5.00%		6/1/2029	Baa2		4,235,000	4,727,621
KY EDFA–Owensboro Hlth	5.00%		6/1/2032	Baa2		6,000,000	6,655,078
Lakeland Regional Health	4.00%		11/15/2034	A2		4,000,000	4,357,279
Lakeland Regional Health	4.00%		11/15/2035	A2		3,530,000	3,837,872
Lakeland Regional Health	4.00%		11/15/2036	A2		3,700,000	4,017,970
Lakeland Regional Health	4.00%		11/15/2037	A2		2,400,000	2,605,015
Lakeland Regional Health	4.00%		11/15/2038	A2		2,265,000	2,454,151
Lakeland Regional Health	4.00%		11/15/2039	A2		2,000,000	2,163,236
Lee Memorial Hlth System	5.00%		4/1/2036	A+		4,535,000	5,168,908
Lehigh Co–Lehigh Valley Health Network	5.00%		7/1/2029	A+		4,345,000	5,091,290
MA DFA–Beth Israel Lahey Hlth	5.00%		7/1/2034	A		1,000,000	1,156,675
MA DFA–Beth Israel Lahey Hlth	5.00%		7/1/2036	A		2,000,000	2,304,947
MA DFA–Atrius Hlth	5.00%		6/1/2039	BBB		1,250,000	1,414,621
MA DFA–Partners Hlthcare Sys	5.00%		7/1/2030	AA-		9,660,000	11,035,552
MA DFA–Wellforce Hlth	4.00%		7/1/2035	BBB+		2,000,000	2,126,661
MA DFA–Wellforce Hlth	4.00%		7/1/2037	BBB+		3,930,000	4,165,247
MA DFA–Wellforce Hlth	5.00%		7/1/2038	BBB+		1,000,000	1,128,130
MA DFA–Wellforce Hlth	5.00%		7/1/2039	BBB+		2,250,000	2,535,096
Maricopa Cnty AZ IDA–Banner Health	5.00%		1/1/2028	AA-		5,000,000	5,672,357
Maricopa Co IDA–Honor Health	5.00%		9/1/2033	A2		500,000	578,193
Maricopa Co IDA–Honor Health	5.00%		9/1/2034	A2		1,000,000	1,155,260
Maricopa Co IDA–Honor Health	5.00%		9/1/2035	A2		1,000,000	1,154,303
Maricopa Co IDA–Honor Health	5.00%		9/1/2036	A2		1,800,000	2,076,132
MD Hlth & Hi Ed–Mercy Med Ctr	5.00%		7/1/2031	BBB+		1,100,000	1,108,528
MD Hlth & HI ED–Univ of MD Med	5.00%	#(a)	7/1/2045	A		6,500,000	7,274,580
Meadville Med Center	6.00%		6/1/2036	NR		3,830,000	4,125,329
Met Nash/Davidson Hlth–Vanderbilt Med	5.00%		7/1/2031	A3		1,300,000	1,433,007

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
MI Fin Auth–Crittenton Hospital	5.00%		6/1/2022	NR		$2,960,000	$2,978,983
MI Fin Auth–Crittenton Hospital	5.00%		6/1/2027	NR		7,250,000	7,296,495
MI Fin Auth–Trinity Health	4.00%		12/1/2039	AA-		7,065,000	7,399,268
MI Fin Auth–Trinity Health	5.00%		12/1/2035	AA-		5,000,000	5,639,815
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%		11/15/2030	Baa1		1,500,000	1,601,248
Miami Dade Co Hlth–Miami Childrens Hsp	5.125%		8/1/2037	A		12,150,000	12,681,753
Miami Dade Co Hlth–Miami Childrens Hsp	5.25%		8/1/2042	A		8,855,000	9,256,973
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2024	NR		4,000,000	4,209,665
Montgomery Co IDA–Einstein Hlthcare	5.25%		1/15/2026	NR		2,000,000	2,168,566
Montgomery Co IDA–Einstein Hlthcare	5.25%		1/15/2028	NR		3,000,000	3,252,850
Montgomery Co IDA–Jefferson Hlth	4.00%		9/1/2036	A		1,350,000	1,439,752
Montgomery Co IDA–Jefferson Hlth	4.00%		9/1/2038	A		2,250,000	2,388,643
Montgomery Co IDA–Jefferson Hlth	4.00%		9/1/2039	A		4,140,000	4,383,335
Montgomery Co IDA–Whitemarsh	5.00%		1/1/2030	NR		2,000,000	2,069,725
Moon IDC–Baptist Homes Soc	5.125%		7/1/2025	NR		3,770,000	3,917,281
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2033	BB+		10,500,000	10,715,803
Nassau Co LEAC–Winthrop Univ Hsp	5.00%		7/1/2027	A2		3,000,000	3,029,203
NC Med–Southminster	5.00%		10/1/2031	NR		1,750,000	1,830,483
New Hope Ed Facs–Childrens Hlth	5.00%		8/15/2026	Aa3		2,000,000	2,236,946
New Hope Ed Facs–Childrens Hlth	5.00%		8/15/2028	Aa3		3,170,000	3,604,210
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2028	AA-		5,500,000	6,272,151
NJ Hlth–St Josephs Hlth	4.00%		7/1/2048	BBB-		15,000,000	15,693,624
NJ Hlth–St Josephs Hlth	5.00%		7/1/2028	BBB-		1,300,000	1,441,241
NJ Hlth–St Josephs Hlth	5.00%		7/1/2029	BBB-		1,605,000	1,780,407
NJ Hlth–St Josephs Hlth	5.00%		7/1/2030	BBB-		1,100,000	1,220,517
NJ Hlth–St Josephs Hlth	5.00%		7/1/2031	BBB-		1,110,000	1,230,627
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BBB-		6,500,000	6,515,109
NJ Hlth–St Peters Univ Hsp	6.00%		7/1/2026	BBB-		5,500,000	5,510,827
NJ Hlth–St Peters Univ Hsp	6.25%		7/1/2035	BBB-		2,050,000	2,054,648
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2028	AA		2,000,000	2,166,068
NJ Hlth Fin Auth–Valley Health	4.00%		7/1/2036	A		1,000,000	1,088,405
NJ Hlth Fin Auth–Valley Health	4.00%		7/1/2037	A		1,000,000	1,087,590
NJ Hlth Fin Auth–Valley Health	5.00%		7/1/2029	A		1,000,000	1,176,119
NM Hsp–Haverland	5.00%		7/1/2032	BB+	(c)	1,000,000	1,009,488
Norfolk EDA–Sentara Hlth	5.00%	#(a)	11/1/2048	AA		5,500,000	6,392,326
NY Dorm–Catholic Hlth	4.00%		7/1/2037	BB+		1,100,000	1,040,535
NY Dorm–Catholic Hlth	4.00%		7/1/2039	BB+		1,000,000	936,234

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
NY Dorm–Catholic Hlth	4.00%	7/1/2040	BB+	$850,000	$791,692
NY Dorm–Catholic Hlth	5.00%	7/1/2036	BB+	1,945,000	2,030,081
NY Dorm–Montefiore	4.00%	8/1/2036	BBB-	1,780,000	1,811,695
NY Dorm–Montefiore	4.00%	9/1/2036	BBB-	1,555,000	1,576,831
NY Dorm–Montefiore	4.00%	8/1/2037	BBB-	650,000	661,187
NY Dorm–Montefiore	4.00%	8/1/2038	BBB-	4,000,000	4,063,882
NY Dorm–Montefiore	4.00%	9/1/2038	BBB-	2,940,000	2,975,021
NY Dorm–Montefiore	4.00%	9/1/2040	BBB-	3,150,000	3,173,993
NY Dorm–Montefiore	5.00%	9/1/2031	BBB-	800,000	884,034
NY Dorm–Montefiore	5.00%	9/1/2032	BBB-	1,300,000	1,434,300
NY Dorm–Montefiore	5.00%	8/1/2033	BBB-	1,045,000	1,139,103
NY Dorm–Montefiore	5.00%	9/1/2033	BBB-	1,000,000	1,101,643
NY Dorm–Montefiore	5.00%	8/1/2034	BBB-	500,000	544,502
NY Dorm–Montefiore	5.00%	9/1/2034	BBB-	2,680,000	2,949,004
NY Dorm–Montefiore	5.00%	8/1/2035	BBB-	900,000	979,292
NY Dorm–Montefiore	5.00%	9/1/2035	BBB-	2,620,000	2,880,159
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2030	BBB-	1,100,000	1,234,855
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-	1,600,000	1,793,653
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-	1,500,000	1,681,709
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2027	BBB-	1,300,000	1,471,396
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2028	BBB-	2,000,000	2,256,093
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-	2,700,000	3,037,973
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3	4,000,000	4,111,372
OH Hosp Fac–Premier Hlt	4.00%	11/15/2039	Baa1	6,000,000	6,298,973
OH State–Univ Hosp	4.00%	1/15/2037	A	1,900,000	2,005,964
OH State–Univ Hosp	4.00%	1/15/2041	A	3,825,000	4,018,146
OH State–Univ Hosp	5.00%	1/15/2036	A	3,295,000	3,689,342
OK DFA–OU Med	5.00%	8/15/2033	BB+	5,045,000	5,397,297
OK DFA–OU Med	5.00%	8/15/2038	BB+	2,645,000	2,823,793
OK DFA–OU Med	5.25%	8/15/2043	BB+	5,105,000	5,512,655
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2035	AA	1,000,000	1,079,190
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2036	AA	1,250,000	1,347,667
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2037	AA	2,210,000	2,381,849
OR Hosp Fac–Salem Health	5.00%	5/15/2029	A+	3,275,000	3,841,775
OR Hosp Fac–Salem Health	5.00%	5/15/2030	A+	4,660,000	5,448,259
Oroville–Oroville Hsp	5.25%	4/1/2039	B+	440,000	473,106
Palomar Hlth	5.00%	11/1/2036	BBB	2,980,000	3,275,068

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2029	BBB		$3,985,000	$4,398,993
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2030	BBB		4,775,000	5,253,080
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2032	BBB		4,055,000	4,439,543
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2033	BBB		4,870,000	5,325,829
Philadelphia IDA–Wesley	5.00%		7/1/2037	BB	(c)	1,890,000	1,891,580
RI Hlth & Ed–Care New England	5.00%		9/1/2031	B+		5,000,000	5,382,224
SE Port Auth–Memorial Hlth	5.00%		12/1/2035	BB-	(c)	3,850,000	3,965,418
SE Port Auth–Memorial Hlth	5.50%		12/1/2029	BB-	(c)	750,000	788,024
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2026	AA-		3,000,000	3,335,565
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2027	AA-		3,620,000	4,096,304
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2028	AA-		2,625,000	2,987,403
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2023	NR		3,735,000	3,922,181
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2024	NR		4,500,000	4,841,929
Tampa Hlth & Ed–Lee Moffit Cancer Center	4.00%		7/1/2039	A2		2,650,000	2,771,999
Tampa Hlth & Ed–Moffit Cancer	4.00%		7/1/2038	A2		4,755,000	4,981,514
Tulsa Co Industrial Auth–Montereau	5.25%		11/15/2037	BBB-	(c)	1,250,000	1,350,103
Univ of CA	5.00%		5/15/2034	AA-		12,250,000	13,841,562
VA Clg Bldg Auth	4.00%		2/1/2034	AA+		19,965,000	21,762,527
WA HFC–Rockwood†	6.00%		1/1/2024	NR		470,000	484,546
WI Hlth & Ed–American Baptist	5.00%		8/1/2032	NR		1,375,000	1,374,903
WI Hlth & Ed–American Baptist	5.00%		8/1/2037	NR		1,500,000	1,460,743
WI Hlth & Ed–Marshfield Hlth	5.00%	#(a)	2/15/2051	A-		5,000,000	5,552,685
WI PFA–Alabama Proton†	6.85%		10/1/2047	NR		1,410,000	1,288,002	(e)
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2027	NR		1,155,000	1,182,983
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2032	NR		760,000	778,413
WV Hsp–WV United Health Sys	4.00%		6/1/2030	A		5,500,000	5,839,211
WV Hsp–WV United Health Sys	4.00%		6/1/2035	A		1,570,000	1,655,087
Total							732,674,748

Housing 1.46%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2032	NR		500,000	525,922
CA HFA–MFH	3.25%		8/20/2036	BBB		7,462,615	7,470,194
CA HFA–MFH	3.50%		11/20/2035	BBB+		5,765,830	6,020,494
CA HFA–MFH	4.00%		3/20/2033	NR		6,802,749	7,210,233
CA HFA–MFH	4.25%		1/15/2035	BBB+		4,329,165	4,688,853
CA Muni Fin–Park Wstrn Apts (FNMA)	2.65%		8/1/2036	AAA		4,369,747	4,121,946
CA State GO	5.00%		11/1/2031	Aa2		10,000,000	11,450,445
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000,000	1,104,138

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2027	Baa1		$750,000	$827,484
CA Stwde–Lancer Student Hsg†	5.00%		6/1/2034	NR		380,000	410,303
CA Stwde–Lancer Student Hsg†	5.00%		6/1/2039	NR		650,000	696,768
CSCDA–Senior Lien†	3.00%		6/1/2047	NR		5,000,000	4,162,353
FL State Hsg Fin Auth (GNMA)	3.00%		1/1/2052	Aaa		4,080,000	4,099,471
FL State Hsg Fin Auth (GNMA)	3.00%		7/1/2052	Aaa		5,370,000	5,392,966
MD State Hsg CDA	3.00%		9/1/2039	Aa1		10,000,000	9,740,478
MO State Hsg Dev Cmmn (GNMA)	3.25%		11/1/2052	AA+		3,000,000	3,044,571
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		1,765,000	1,835,616
ND State Hsg Fin Agy	3.00%		7/1/2052	Aa1		5,000,000	5,020,209
NYC HDC (FHA)	2.10%		11/1/2036	AA+		5,725,000	4,878,058
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2032	Baa3		1,080,000	1,194,297
WA Hsg–Emerald Heights	5.00%		7/1/2022	A-	(c)	1,000,000	1,008,650
WA St HFC	3.50%		12/20/2035	BBB+		4,941,017	4,885,590
Total							89,789,039

Lease Obligations 4.76%
Alachua Cnty School Brd COP (AGM)	5.00%		7/1/2029	AA		7,530,000	8,883,648
CA Pub Wks–Dept Hsps	5.00%		6/1/2023	Aa3		3,000,000	3,113,635
CA Pub Wks–Various Cap Proj	5.00%		4/1/2022	Aa3		4,200,000	4,200,000
Cuyahoga Co COP–Conv Hotel Proj	5.00%		12/1/2023	AA-		5,640,000	5,898,890
Hudson Yards	5.00%		2/15/2029	Aa2		3,500,000	3,945,055
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA		3,000,000	3,150,268
IN Fin Auth–Stadium	5.25%		2/1/2029	AA+		2,500,000	2,743,168
LA PFA–Hurricane Recovery	5.00%		6/1/2023	A1		3,200,000	3,319,332
Los Angeles Co COP–Disney Concert Hall	5.00%		9/1/2022	AA+		1,250,000	1,269,332
MI St Bldg Auth	5.00%		4/15/2036	Aa2		3,000,000	3,542,004
MI Strategic Fd–Cadillac Place	5.25%		10/15/2023	Aa2		3,865,000	3,870,159
MI Strategic Fd–Cadillac Place	5.25%		10/15/2024	Aa2		6,915,000	6,924,230
Miami Dade Co Sch Dist GO	4.00%		3/15/2034	AA-		4,535,000	4,847,383
Nassau Health Care Corp GTD	5.00%		8/1/2028	A+		5,250,000	6,003,090
Nassau Health Care Corp GTD	5.00%		8/1/2029	A+		5,590,000	6,493,158
NJ EDA–Bldgs	5.00%		6/15/2036	A3		1,320,000	1,449,490
NJ EDA–Sch Facs	2.11% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	A3		5,000,000	5,044,459
NJ EDA–Sch Facs	4.00%		6/15/2028	A3		3,540,000	3,698,058
NJ EDA–Sch Facs	4.00%		6/15/2030	A3		7,500,000	7,834,868
NJ EDA–Sch Facs	4.00%		6/15/2034	A3		500,000	524,798

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
NJ EDA–Sch Facs	4.00%	6/15/2035	A3	$400,000	$418,615
NJ EDA–Sch Facs	5.00%	6/15/2025	A3	5,085,000	5,486,124
NJ EDA–Sch Facs	5.00%	3/1/2027	BBB	355,000	363,789
NJ EDA–Sch Facs	5.00%	3/1/2029	A3	7,500,000	7,724,712
NJ EDA–Sch Facs	5.00%	6/15/2034	A3	3,000,000	3,274,264
NJ EDA–Sch Facs	5.00%	6/15/2035	A3	4,925,000	5,306,209
NJ EDA–Sch Facs	5.00%	6/15/2035	A3	1,000,000	1,090,861
NJ EDA–Sch Facs	5.00%	6/15/2042	A3	1,400,000	1,517,548
NJ EDA–Sch Facs	5.25%	6/15/2032	A3	2,865,000	3,148,768
NJ EDA–Sch Facs	5.50%	6/15/2029	A3	3,500,000	4,030,223
NJ EDA–State House Proj	5.00%	6/15/2033	A3	7,215,000	8,052,020
NJ EDA–State House Proj	5.00%	6/15/2034	A3	13,645,000	15,194,731
NJ EDA–Transit	4.00%	11/1/2037	A3	3,000,000	3,115,927
NJ EDA–Transit	4.00%	11/1/2038	A3	3,000,000	3,110,583
NJ EDA–Transit	5.00%	11/1/2033	A3	3,845,000	4,319,415
NJ Trans Trust Fund	3.25%	6/15/2039	A3	2,000,000	1,884,290
NJ Trans Trust Fund	4.00%	12/15/2031	A3	11,195,000	11,904,239
NJ Trans Trust Fund	4.00%	6/15/2044	A3	11,000,000	11,227,271
NJ Trans Trust Fund	5.00%	6/15/2030	A+	3,000,000	3,319,311
NJ Trans Trust Fund	5.00%	6/15/2031	A+	2,400,000	2,652,228
NJ Trans Trust Fund	5.00%	6/15/2031	A3	8,000,000	8,959,109
NJ Trans Trust Fund	5.00%	6/15/2033	A3	1,425,000	1,590,316
NJ Trans Trust Fund	5.00%	12/15/2033	A3	35,410,000	39,498,385
NJ Trans Trust Fund	5.00%	12/15/2034	A3	8,995,000	10,010,874
NJ Trans Trust Fund	5.25%	6/15/2043	A3	4,580,000	5,103,178
NYC Eductnl Const	4.00%	4/1/2036	AA-	2,335,000	2,533,962
NYC Eductnl Const	4.00%	4/1/2037	AA-	6,070,000	6,569,323
NYC Eductnl Const	4.00%	4/1/2038	AA-	2,305,000	2,486,679
NYC TFA–Bldg Aid Sch Dist	5.00%	7/15/2028	AA	1,500,000	1,617,931
NYC TFA Sch Dist	5.00%	7/15/2035	AA	10,000,000	10,947,161
Philadelphia Redev Auth	5.00%	4/15/2022	A	5,195,000	5,201,440
Philadelphia Redev Auth	5.00%	4/15/2028	A	4,380,000	4,743,081
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2023	Aa2	1,000,000	1,038,113
South Florida Wtr Mgt Dist	5.00%	10/1/2027	AA	2,000,000	2,218,332
VA Pub Bldg Auth	4.00%	8/1/2036	AA+	5,255,000	5,687,404
Total					292,101,441

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 3.00%
Black Belt Energy Gas Dist–Morgan Stanley	4.00%	#(a)	12/1/2049	A1	$12,675,000	$13,198,064
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2042	Ba1	7,600,000	8,205,097
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%		7/15/2029	AA	1,500,000	1,596,421
Chester Co IDA–Collegium Chtr Sch	5.25%		10/15/2032	BB	6,410,000	6,489,692
Cleveland Co Port Auth–Playhouse Sq	5.00%		12/1/2033	BB+	2,000,000	2,152,104
Cleveland Co Port Auth–Playhouse Sq	5.25%		12/1/2038	BB+	1,650,000	1,784,453
Clifton Higher Ed–Idea Pub Schs	3.75%		8/15/2022	A-	595,000	600,104
Clifton Higher Ed–Intl Ldrshp Sch	6.00%		8/15/2038	NR	13,970,000	15,226,094
CT State Revolving Fund	4.00%		2/1/2038	AAA	3,000,000	3,252,498
Florence Twn IDA–Legacy Trad Sch	5.75%		7/1/2033	BB+	3,000,000	3,144,977
HI Dept Budget–Hawaiian Electric AMT	3.25%		1/1/2025	Baa1	5,000,000	5,067,866
HI Harbor System AMT	4.00%		7/1/2034	Aa3	1,625,000	1,760,001
KS DFA–Revolving Fund	5.00%		5/1/2031	AAA	5,465,000	6,501,048
KY Public Energy Auth–Peak Energy	4.00%	#(a)	2/1/2050	A1	28,995,000	30,656,399
Lower AL Gas Dist–Goldman Sachs	4.00%	#(a)	12/1/2050	A2	30,995,000	32,046,806
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2027	A2	5,000,000	5,544,153
Maricopa Co–Legacy Schools†	5.00%		7/1/2039	BB+	2,055,000	2,215,116
Maricopa Co IDA–Paradise Schools†	5.00%		7/1/2036	BB+	2,500,000	2,654,602
MD EDC–Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR	700,000	420,000
MSR Energy Auth–Citi	6.125%		11/1/2029	BBB+	3,595,000	4,138,392
NYC Cultural–Lincoln Center	4.00%		12/1/2033	A	2,000,000	2,196,142
NYC Cultural–Lincoln Center	5.00%		12/1/2031	A	1,250,000	1,501,076
NYC Cultural–Lincoln Center	5.00%		12/1/2032	A	3,500,000	4,189,432
Phoenix IDA–Basis Schs†	5.00%		7/1/2035	BB	2,350,000	2,472,488
Pima Co IDA–Edkey Chtr Sch†	5.00%		7/1/2035	NR	5,000,000	5,185,747
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2023	A2	9,365,000	9,770,272
St Louis Fin Corp–Convention Center (AGM)	5.00%		10/1/2040	AA	1,750,000	2,029,599
Washington St Convention Ctr Pub Facs	4.00%		7/1/2031	NR	10,180,000	10,284,953
Total						184,283,596

Pre-Refunded 0.06%
NY Dorm–PIT	4.00%		2/15/2034	NR	15,000	16,351
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2027	NR	2,295,000	2,350,603
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2032	NR	1,515,000	1,551,706
Total						3,918,660

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 2.44%
Allentown Neighborhood Impt	5.00%	5/1/2031	Baa3	$5,500,000	$5,515,296
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	1,250,000	1,352,230
Allentown Neighborhood Impt†	5.00%	5/1/2033	Ba3	1,000,000	1,092,168
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500,000	6,023,250
Allentown Neighborhood Impt–Wtrfrnt Proj†	6.00%	5/1/2042	NR	1,965,000	2,224,788
Atlanta Urban Dev Agency–Atlanta Beltline†	2.375%	7/1/2026	NR	500,000	486,656
Atlanta Urban Dev Agency–Atlanta Beltline†	2.875%	7/1/2031	NR	965,000	916,962
Atlanta Urban Redevelopment Agency†	3.625%	7/1/2042	NR	1,880,000	1,740,769
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	A+	1,500,000	1,517,692
Connecticut Special Transportation Fund:
Debt Service	4.00%	9/1/2034	AA-	8,075,000	8,558,974
CT Spl Tax–Trans Infra	5.00%	10/1/2030	AA-	9,000,000	10,389,123
CT Spl Tax–Trans Infra	5.00%	1/1/2032	AA-	14,375,000	16,304,710
Douglas Co–Sterling Ranch	3.375%	12/1/2030	NR	600,000	604,021
Douglas Co–Sterling Ranch	3.75%	12/1/2040	NR	1,250,000	1,267,798
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950,000	2,090,169
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650,000	2,841,006
Hinsdale Township High School District #86	4.00%	7/15/2039	AAA	6,820,000	7,368,985
Miami World Ctr CDD	4.75%	11/1/2027	NR	750,000	799,437
MIDA Mount Village PID	4.50%	8/1/2040	NR	1,250,000	1,290,760
NYC IDA–Queens Stadium (AGM)	3.00%	1/1/2033	AA	1,750,000	1,701,540
NYC IDA–Queens Stadium (AGM)	3.00%	1/1/2034	AA	1,000,000	954,254
NYC IDA–Queens Stadium (AGM)	4.00%	1/1/2032	AA	1,000,000	1,083,829
NYC IDA–Queens Stadium (AGM)	5.00%	1/1/2030	AA	2,500,000	2,895,551
NYC IDA–Queens Stadium (AGM)	5.00%	1/1/2031	AA	1,250,000	1,465,214
NYC IDA–Yankee Stadium (AGM)	2.50%	3/1/2037	AA	10,435,000	9,127,347
NYC IDA–Yankee Stadium (AGM)	3.00%	3/1/2036	AA	5,500,000	5,216,035
NYC IDA–Yankee Stadium (AGM)	3.00%	3/1/2038	AA	8,000,000	7,469,242
NYC IDA–Yankee Stadium (AGM)	3.00%	3/1/2039	AA	7,000,000	6,484,807
Orange Co CFD–Esencia	5.00%	8/15/2033	NR	1,370,000	1,466,285
Orange Co CFD–Esencia	5.00%	8/15/2035	NR	975,000	1,042,144
Peninsula Town Center†	4.50%	9/1/2028	NR	545,000	550,191
Peninsula Town Center†	5.00%	9/1/2037	NR	875,000	900,032
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500,000	3,807,744
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300,000	4,319,195
River Islands PFA–CFD 2003	5.375%	9/1/2031	NR	2,000,000	2,060,484
River Islands PFA–CFD 2021	4.00%	9/1/2051	NR	995,000	998,182

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
St Louis IDA–Ballpark Vlg	4.375%	11/15/2035	NR	$3,955,000	$3,539,437	(e)
Village CDD #12	3.25%	5/1/2026	NR	3,075,000	3,113,032
Village CDD #12†	3.80%	5/1/2028	NR	2,105,000	2,177,506
Village CDD #12†	4.00%	5/1/2033	NR	1,875,000	1,940,212
Village CDD #13	1.80%	5/1/2026	NR	600,000	574,800
Village CDD #13	2.55%	5/1/2031	NR	750,000	697,778
Village CDD #13	2.85%	5/1/2036	NR	1,885,000	1,710,407
Village CDD #13	3.00%	5/1/2029	NR	490,000	485,186
Village CDD #13†	3.00%	5/1/2035	NR	3,445,000	3,282,904
Village CDD #13†	3.25%	5/1/2040	NR	4,315,000	4,057,844
Village CDD #13	3.375%	5/1/2034	NR	2,520,000	2,475,099
Village CDD #9	5.00%	5/1/2022	NR	185,000	185,261
Village CDD #9	5.25%	5/1/2031	NR	1,505,000	1,509,929
Total					149,676,265

Tax Revenue 5.17%
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+	1,000,000	1,094,788
Cook Co Sales Tax	4.00%	11/15/2034	AA-	3,750,000	4,046,381
CT Spl Tax–Trans Infra	5.00%	5/1/2032	AA-	2,750,000	3,246,668
CT Spl Tax–Trans Infra	5.00%	5/1/2033	AA-	3,000,000	3,523,698
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+	7,245,000	7,803,536
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-	5,000,000	5,227,175
Guam–Business Privilege Tax	4.00%	1/1/2036	Ba1	2,865,000	2,898,063
Guam–Business Privilege Tax	5.00%	1/1/2031	Ba1	750,000	857,213
Jefferson Co–Sch Warrant	5.00%	9/15/2026	AA	2,400,000	2,691,254
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+	5,665,000	5,746,789
MBTA–Sales Tax	5.00%	7/1/2036	AA	4,145,000	4,666,203
MD Dept Trans	4.00%	7/1/2037	Aa2	4,660,000	5,075,432
MD St Trans Auth	3.00%	10/1/2034	AAA	5,510,000	5,561,531
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+	5,000,000	5,570,546
Met Govt Nashville–Cnty Conv Ctr	5.00%	7/1/2022	A+	3,245,000	3,254,227
Met Pier & Expo Auth–McCormick Place	4.00%	12/15/2042	BBB+	8,000,000	8,018,786
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	BBB+	5,020,000	5,132,566
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2028	BBB+	10,090,000	10,167,560
Miami Dade Co–Transit Rev	5.00%	7/1/2032	AA	7,500,000	8,888,095
MTA NY–Dedicated Tax	5.00%	11/15/2027	AA	5,700,000	5,810,620
MTA NY–Dedicated Tax	5.00%	11/15/2036	AA	7,900,000	8,686,642

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
NJ EDA–Cigarette Tax	5.00%	6/15/2028	BBB	$6,650,000	$6,703,126
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB	500,000	503,994
NJ Trans Trust Fund	5.00%	6/15/2031	A3	3,200,000	3,583,644
NY Dorm–PIT	5.00%	2/15/2038	AA+	7,720,000	8,543,880
NY Dorm–Sales Tax	5.00%	3/15/2028	AA+	11,645,000	12,760,721
NY UDC–PIT	4.00%	3/15/2037	AA+	5,950,000	6,298,038
NY UDC–PIT	4.00%	3/15/2041	Aa2	9,710,000	10,232,294
NY UDC Sales Tax	4.00%	3/15/2037	AA+	25,500,000	27,147,978
NYC TFA–Future Tax	4.00%	8/1/2038	AAA	5,530,000	5,772,581
NYC TFA–Future Tax	5.00%	2/1/2041	AAA	14,940,000	15,982,893
NYC TFA–Future Tax	3.00%	11/1/2037	AAA	2,500,000	2,426,538
NYC TFA–Future Tax	5.00%	11/1/2031	Aa1	5,000,000	6,071,278
NYC TFA–Future Tax	5.00%	11/1/2032	Aa1	5,000,000	6,019,364
NYC TFA–Future Tax	5.00%	2/1/2043	AAA	5,515,000	6,076,053
NYSHGR 4.000 02/15/34	4.00%	2/15/2034	AA+	4,985,000	5,335,621
Phoenix Excise Tax	5.00%	7/1/2026	AAA	13,000,000	14,232,239
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,616,000	1,290,273
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	21,064,000	15,617,477
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,346,000	1,603,566
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	5,606,000	1,248,068
PR Corp Sales Tax	4.329%	7/1/2040	NR	22,723,000	23,563,162
PR Corp Sales Tax	4.329%	7/1/2040	NR	12,051,000	12,505,143
PR Corp Sales Tax	4.50%	7/1/2034	NR	4,560,000	4,777,502
PR Corp Sales Tax	4.536%	7/1/2053	NR	81,000	84,231
PR Corp Sales Tax	4.55%	7/1/2040	NR	268,000	281,379
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,967,000	2,068,645
PR Corp Sales Tax	4.784%	7/1/2058	NR	1,092,000	1,150,777
PR Corp Sales Tax	5.00%	7/1/2058	NR	4,974,000	5,300,790
Sparks–Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	315,000	312,927
Sparks–Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	1,450,000	1,411,497
Total					316,873,452

Tobacco 2.57%
Buckeye Tobacco	5.00%	6/1/2055	NR	58,020,000	60,421,639
Golden St Tobacco	3.50%	6/1/2036	NR	1,255,000	1,260,162
Golden St Tobacco	5.00%	6/1/2027	NR	4,000,000	4,554,534
Golden St Tobacco	5.00%	6/1/2047	NR	1,260,000	1,268,182
Golden St Tobacco	5.00%	6/1/2047	NR	565,000	568,669

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Los Angeles Co Tobacco	4.00%	6/1/2034	A-	$980,000	$1,038,399
Los Angeles Co Tobacco	4.00%	6/1/2035	A-	1,300,000	1,375,071
Los Angeles Co Tobacco	4.00%	6/1/2036	A-	1,195,000	1,262,775
Los Angeles Co Tobacco	4.00%	6/1/2037	A-	895,000	943,063
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250,000	270,681
MI Tob Settlement	4.00%	6/1/2034	A-	1,000,000	1,060,880
MI Tob Settlement	4.00%	6/1/2035	A-	2,000,000	2,117,679
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	35,000,000	2,118,907
Northern Tobacco	4.00%	6/1/2037	A-	1,500,000	1,584,788
Nthrn AK Tobacco	4.00%	6/1/2050	BBB-	1,750,000	1,723,730
PA Tob Settlement	5.00%	6/1/2032	A1	8,350,000	9,368,853
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325,000	3,632,553
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500,000	2,686,152
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000,000	2,143,944
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	NR	1,000,000	1,038,078
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	NR	1,000,000	1,038,078
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	NR	1,040,000	1,079,601
Tobacco Settlement Auth IA	4.00%	6/1/2049	BBB	12,500,000	12,691,335
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250,000	6,477,627
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000,000	5,018,785
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	A	3,575,000	4,005,799
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	10,300,000	11,125,088
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	5,100,000	5,637,933
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,690,000	3,712,280
TSASC	5.00%	6/1/2029	A	5,775,000	6,374,708
Total					157,599,973

Transportation 24.16%
AK Intl Airports Sys	5.00%	10/1/2024	A1	750,000	801,858
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000,000	1,094,134
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000,000	2,184,744
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA	1,250,000	1,383,249
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA	2,000,000	2,250,418
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA	4,710,000	5,272,235
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA	3,500,000	3,907,317
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-	4,075,000	4,254,332
Alameda Corridor Trsp Auth CR (AGM)	5.00%	10/1/2034	AA	3,650,000	4,065,377

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Allegheny Co Arpt Auth–Pittsburgh Arpt AMT	5.00%	1/1/2032	A2		$3,940,000	$4,539,618
Atlanta Arpt–PFC	5.00%	1/1/2029	Aa3		2,500,000	2,628,225
Atlanta Arpt–PFC AMT	4.00%	7/1/2034	Aa3		20,615,000	21,617,143
Atlanta Arpt AMT	4.00%	7/1/2039	Aa3		3,250,000	3,387,813
Bay Area Toll Auth	4.00%	4/1/2029	AA-		5,800,000	6,293,081
Broward Co Arpt AMT	5.00%	10/1/2029	A1		1,120,000	1,285,867
Broward Co Arpt AMT	5.00%	10/1/2033	A1		6,130,000	6,593,578
Broward Co Arpt AMT	5.00%	10/1/2035	A1		2,660,000	2,989,979
Broward Co Arpt AMT	5.00%	10/1/2036	A1		2,615,000	2,933,046
Broward Co Arpt AMT	5.00%	10/1/2037	A1		4,000,000	4,484,260
CA Muni Fin–LINXS AMT	5.00%	6/30/2031	BBB-	(c)	3,195,000	3,518,592
CA Muni Fin–LINXS AMT	5.00%	12/31/2047	BBB-	(c)	9,000,000	9,729,377
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2036	BBB-	(c)	3,215,000	3,524,974
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2037	BBB-	(c)	7,000,000	7,677,421
CA Sacramento Arpt AMT	5.00%	7/1/2036	A+		5,645,000	6,262,753
Central FL Expressway Auth	4.00%	7/1/2037	A+		7,380,000	7,730,110
Central TX Mobility Auth	4.00%	1/1/2034	A-		4,750,000	5,094,161
Central TX Mobility Auth	4.00%	1/1/2035	A-		4,000,000	4,280,865
Central TX Mobility Auth	4.00%	1/1/2036	A-		4,510,000	4,817,864
Central TX Mobility Auth	5.00%	1/1/2027	BBB+		7,500,000	8,129,158
Central TX Mobility Auth	5.00%	1/1/2030	A-		800,000	875,302
Central TX Mobility Auth	5.00%	1/1/2031	A-		1,675,000	1,832,664
Central TX Mobility Auth	5.00%	1/1/2032	A-		2,000,000	2,188,255
Central TX Mobility Auth	5.00%	1/1/2033	BBB+		3,010,000	3,085,757
Central TX Tpk	5.00%	8/15/2025	A-		2,250,000	2,388,893
Central TX Tpk	5.00%	8/15/2026	A-		2,500,000	2,651,330
Central TX Tpk	5.00%	8/15/2027	A-		3,300,000	3,494,958
Central TX Tpk	5.00%	8/15/2028	A-		3,705,000	3,916,828
Central TX Tpk	5.00%	8/15/2033	A-		7,650,000	8,052,704
Chicago Midway Arpt	4.00%	1/1/2034	A-		2,175,000	2,262,930
Chicago Midway Arpt	5.00%	1/1/2026	A-		6,075,000	6,354,583
Chicago Midway Arpt AMT	5.00%	1/1/2023	A-		3,000,000	3,067,407
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-		4,605,000	4,804,861
Chicago Midway Arpt AMT	5.00%	1/1/2030	A-		5,000,000	5,210,903
Chicago Midway Arpt AMT	5.00%	1/1/2031	A-		2,000,000	2,170,126
Chicago O’Hare Arpt	4.00%	1/1/2035	A		15,000,000	15,870,247
Chicago O’Hare Arpt	5.00%	1/1/2031	A		6,500,000	6,938,149

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Chicago O’Hare Arpt	5.00%		1/1/2035	A		$7,000,000	$8,007,722
Chicago O’Hare Arpt AMT	5.00%		1/1/2029	A		7,000,000	7,437,365
Chicago Trans Auth	4.00%		12/1/2050	A+		3,500,000	3,683,271
Chicago Trans Auth	5.00%		12/1/2045	A+		6,250,000	7,032,754
Cleveland Arpt (AGM)	5.00%		1/1/2027	AA		2,175,000	2,343,227
Delaware River & Bay Auth	4.00%		1/1/2044	A1		5,000,000	5,395,227
Delaware River Port Auth	5.00%		1/1/2027	A		1,835,000	1,877,330
Delaware River Port Auth	5.00%		1/1/2028	A+		7,500,000	7,888,641
Delaware River Toll Brdg Commn	5.00%		7/1/2029	A1		1,000,000	1,137,201
Delaware River Toll Brdg Commn	5.00%		7/1/2030	A1		1,920,000	2,178,337
Delaware River Toll Brdg Commn	5.00%		7/1/2032	A1		2,025,000	2,288,909
Denver City & Co Arpt AMT	5.00%		12/1/2031	A		15,000,000	16,841,350
Denver City & Co Arpt AMT	5.00%		12/1/2035	A		5,000,000	5,579,596
Denver RTD–Eagle P3	4.00%		1/15/2033	Baa1		850,000	893,477
Denver RTD–Eagle P3	4.00%		7/15/2034	Baa1		7,650,000	8,024,353
Denver RTD–Eagle P3	4.00%		7/15/2036	Baa1		700,000	732,683
Denver RTD–Eagle P3	5.00%		1/15/2032	Baa1		950,000	1,083,266
E470 Pub Hwy Auth	0.531% (SOFR + .35%	)#	9/1/2039	A		1,690,000	1,680,898
Foothill / Eastern Corridor Toll Rd	4.00%		1/15/2043	A-		10,000,000	10,410,423
GA Atlanta Arpt AMT	4.00%		7/1/2038	Aa3		5,200,000	5,427,916
Greater Orlando Aviation AMT	5.00%		10/1/2029	A+		3,000,000	3,433,512
Greater Orlando Aviation Auth AMT	4.00%		10/1/2035	AA-		3,000,000	3,144,565
Greater Orlando Aviation Auth AMT	4.00%		10/1/2037	AA-		4,000,000	4,186,758
Greater Orlando Aviation Auth AMT	4.00%		10/1/2039	AA-		2,900,000	3,026,829	(e)
Hampton Roads Trans Commn	5.00%		7/1/2032	AA		1,180,000	1,335,561
Hampton Roads Trans Commn	5.00%		7/1/2033	AA		1,000,000	1,130,445
Harris Co Toll Rd	5.00%		8/15/2029	Aa1		2,500,000	2,875,909
Harris Co Toll Rd	5.00%		8/15/2030	Aa1		1,000,000	1,147,253
Harris Co Toll Rd	5.00%		8/15/2031	Aa1		3,000,000	3,438,627
HI Airport Sys AMT	5.00%		7/1/2031	A+		1,275,000	1,428,691
HI Airport Sys AMT	5.00%		7/1/2033	A+		3,300,000	3,688,307
HI Airport Sys AMT	5.00%		7/1/2034	A+		2,000,000	2,230,774
HI Airport Sys AMT	5.00%		7/1/2036	A+		5,000,000	5,547,168
Houston Arpt–Continental Airlines AMT	4.75%		7/1/2024	Ba3		5,600,000	5,761,979
Houston Arpt–United Airlines AMT	5.00%		7/15/2027	B-	(c)	1,000,000	1,090,112
Houston Arpt–United Airlines AMT	5.00%		7/15/2035	B		1,455,000	1,531,815

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Houston Arpt AMT	5.00%	7/1/2032	A1	$2,300,000	$2,679,111
Houston Arpt AMT	5.00%	7/1/2034	A1	4,850,000	5,409,628
IL State GO	5.00%	11/1/2025	BBB	2,000,000	2,165,662
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000,000	1,053,054
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535,000	2,667,702
Kansas City Dev Auth Arpt–Terminal Modernization AMT	5.00%	3/1/2038	A2	6,205,000	6,886,646
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2038	A2	13,500,000	14,983,033
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2039	A2	11,180,000	12,392,263
KY Tpk Auth	5.00%	7/1/2026	Aa3	5,215,000	5,265,121
Los Angeles Dept Arpts–LAX	5.00%	5/15/2027	AA-	2,000,000	2,172,508
Los Angeles Dept Arpts–LAX	5.00%	5/15/2032	AA-	5,870,000	6,367,067
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2030	AA-	5,325,000	6,079,818
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2033	AA	6,675,000	7,462,590
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2034	AA-	2,930,000	3,402,093
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2035	AA-	11,410,000	12,881,386
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2036	AA-	10,640,000	12,002,633
Louisville Regl Airport AMT	5.00%	7/1/2022	A	1,625,000	1,639,497
Louisville Regl Airport AMT	5.00%	7/1/2023	A	2,250,000	2,333,590
MA Port Auth AMT	5.00%	7/1/2031	Aa2	7,500,000	8,529,311
MD EDC–CNX Marine Terminals	5.75%	9/1/2025	BB	4,000,000	4,037,661
MD EDC–Port Covington	3.25%	9/1/2030	NR	500,000	485,138
MD EDC–Port Covington	4.00%	9/1/2040	NR	1,000,000	998,032
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	125,000	138,287
Met Airpt Auth–Dulles Metrorail	4.00%	10/1/2035	A-	1,000,000	1,057,730
Met Airpt Auth–Dulles Metrorail	4.00%	10/1/2036	A-	1,500,000	1,585,133
Met Airpt Auth–Dulles Metrorail	4.00%	10/1/2037	A-	1,500,000	1,583,297
Met DC Arpt AMT	5.00%	10/1/2031	Aa3	5,000,000	5,514,278
Met Nashville Arpt Auth AMT	5.00%	7/1/2036	A2	7,500,000	8,476,771
Met Nashville Arpt Auth AMT	5.00%	7/1/2037	A2	8,750,000	9,874,784
Met Nashville Arpt Auth AMT	5.00%	7/1/2038	A2	5,000,000	5,634,261
Met Nashville Arpt Auth AMT	5.00%	7/1/2039	A2	5,000,000	5,625,874
Metropolitan DC Arpts AMT	5.00%	10/1/2031	Aa3	4,000,000	4,637,651
Miami Dade Co Aviation–MIA	5.00%	10/1/2025	A2	3,690,000	3,940,504
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2022	A2	1,550,000	1,575,878

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2027	A2	$5,145,000	$5,446,716
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A2	3,500,000	3,700,903
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2034	A2	11,070,000	11,653,376
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750,000	1,764,794
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500,000	2,592,878
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000,000	2,017,626
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500,000	3,531,052
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A	3,500,000	3,667,209
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	A+	5,000,000	5,573,564
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	A+	5,000,000	5,560,394
MTA NY	4.00%	11/15/2032	A3	8,500,000	8,860,206
MTA NY	4.75%	11/15/2045	A3	19,000,000	20,502,229
MTA NY	5.00%	11/1/2023	A3	5,640,000	5,745,239
MTA NY	5.00%	11/15/2028	A3	14,090,000	15,767,662
MTA NY	5.00%	11/15/2029	A3	5,000,000	5,568,717
MTA NY	5.00%	11/15/2031	A3	12,180,000	12,414,314
MTA NY	5.00%	11/15/2033	A3	4,025,000	4,446,842
MTA NY	5.00%	11/15/2038	A3	1,500,000	1,556,243
MTA NY	5.25%	11/15/2028	A3	6,760,000	7,388,214
MTA NY	5.25%	11/15/2035	A3	7,500,000	7,877,389
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB	1,000,000	1,102,775
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2037	AA	12,895,000	13,756,137
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2038	AA	9,000,000	9,588,552
NC Tpk Auth–Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000,000	1,120,675
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2023	A3	3,000,000	3,091,291
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	3,185,000	3,337,278
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2030	A3	365,000	412,130
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2031	A3	300,000	337,788
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2032	A3	775,000	870,432
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2034	A3	865,000	965,482
NJ EDA–Goethals Brdg AMT	5.125%	1/1/2034	BBB	5,010,000	5,226,823
NJ Tpk Auth	5.00%	1/1/2029	AA-	5,000,000	5,312,389
NJ Tpk Auth	5.00%	1/1/2031	AA-	5,000,000	5,364,574
NJ Tpk Auth	5.00%	1/1/2031	AA-	5,000,000	5,488,000
NJ Tpk Auth	5.00%	1/1/2033	AA-	2,100,000	2,342,251
NJ Tpk Auth	5.00%	1/1/2034	AA-	1,500,000	1,701,749
NJ Trans Trust Fund	4.00%	6/15/2038	A3	3,000,000	3,108,411

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
NJ Trans Trust Fund	4.00%	6/15/2039	A3	$3,000,000	$3,096,640
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275,000	6,947,913
NJ Trans Trust Fund	5.00%	6/15/2034	A3	2,625,000	3,007,504
NJ Trans Trust Fund	5.00%	6/15/2035	A3	3,425,000	3,909,518
NJ Trans Trust Fund	5.00%	6/15/2036	A3	5,000,000	5,689,023
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165,000	10,245,184
North TX Twy Auth	4.00%	1/1/2037	A+	8,740,000	9,307,120
North TX Twy Auth	5.00%	1/1/2023	NR	1,985,000	2,037,648
North TX Twy Auth	5.00%	1/1/2023	A+	3,015,000	3,093,604
North TX Twy Auth	5.00%	1/1/2025	A+	5,000,000	5,256,450
North TX Twy Auth	5.00%	1/1/2031	A	8,085,000	8,447,189
North TX Twy Auth	5.00%	1/1/2035	A+	3,500,000	3,922,093
North TX Twy Auth	5.00%	1/1/2035	A+	1,500,000	1,905,260
North TX Twy Auth	5.00%	1/1/2036	A+	5,000,000	5,472,937
North TX Twy Auth	5.00%	1/1/2043	A	5,250,000	5,815,881
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000,000	11,344,493
NY Trans Dev Corp–Delta Airlines AMT	4.00%	10/1/2030	Baa3	6,500,000	6,748,321
NY Trans Dev Corp–Delta Airlines AMT	4.00%	1/1/2036	Baa3	10,010,000	10,238,487
NY Trans Dev Corp–Delta Airlines AMT	5.00%	1/1/2036	Baa3	10,500,000	11,426,407
NY Trans Dev Corp–Delta Airlines AMT	5.00%	10/1/2040	Baa3	6,750,000	7,458,024
NY Trans Dev Corp–Delta AMT	4.375%	10/1/2045	Baa3	6,750,000	6,922,779
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2031	Baa3	4,225,000	4,630,178
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3	11,000,000	12,012,624
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3	3,450,000	3,763,817
NY Trans Dev Corp–JFK IAT	4.00%	12/1/2039	Baa1	1,000,000	1,035,868
NY Trans Dev Corp–JFK IAT	4.00%	12/1/2041	Baa1	3,200,000	3,307,378
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2030	Baa1	3,000,000	3,409,196
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2031	Baa1	2,160,000	2,444,086
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2032	Baa1	5,045,000	5,706,518
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2035	Baa1	1,500,000	1,680,831
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2037	Baa1	1,000,000	1,115,781
NY Trans Dev Corp–JFK IAT AMT	5.00%	12/1/2024	Baa1	750,000	792,624
NY Trans Dev Corp–JFK IAT AMT	5.00%	12/1/2027	Baa1	1,025,000	1,117,209
NY Trans Dev Corp–JFK IAT AMT	5.00%	12/1/2031	Baa1	2,150,000	2,403,507
NY Trans Dev Corp–JFK IAT AMT	5.00%	12/1/2033	Baa1	1,800,000	2,007,121
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2031	Baa3	3,000,000	3,094,389
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000,000	3,090,870

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2033	Baa3		$3,500,000	$3,603,369
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2034	Baa3		2,250,000	2,364,208
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		20,000,000	20,931,052
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa3		750,000	765,675
NY Twy Auth	5.00%	1/1/2024	A1		1,960,000	2,064,332
NY Twy Auth	5.00%	1/1/2026	A1		5,115,000	5,514,885
NY Twy Auth	5.00%	1/1/2033	A1		3,405,000	3,837,742
NY Twy Auth	5.00%	1/1/2046	A2		5,000,000	5,411,317
NY Twy Auth (AGM)	4.00%	1/1/2040	AA		11,770,000	12,454,790
NYS Thruway–Service Area AMT	4.00%	10/31/2041	BBB-	(c)	3,000,000	3,132,014
NYS Thruway–Service Area Proj AMT	4.00%	10/31/2034	BBB-	(c)	750,000	795,549
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+		10,000,000	10,397,901
Orlando Arpt Rev AMT	5.00%	10/1/2030	AA-		15,000,000	17,154,481
PA Tpk Commn	4.00%	12/1/2036	A		1,000,000	1,055,218
PA Tpk Commn	4.00%	12/1/2037	A		2,500,000	2,636,934
PA Tpk Commn	4.00%	12/1/2038	A		4,250,000	4,474,898
PA Tpk Commn	5.00%	12/1/2022	A+		3,500,000	3,581,991
PA Tpk Commn	5.00%	12/1/2032	A1		1,500,000	1,767,885
PA Tpk Commn	5.00%	12/1/2033	A1		1,300,000	1,528,108
PA Tpk Commn	5.00%	12/1/2034	A1		1,200,000	1,407,173
PA Tpk Commn	5.00%	12/1/2035	A1		1,800,000	2,106,125
Philadelphia Arpt AMT	5.00%	7/1/2032	A2		3,660,000	4,240,813
Philadelphia Arpt AMT	5.00%	7/1/2033	A2		4,050,000	4,670,005
Phoenix Arpt	5.00%	7/1/2036	Aa3		4,045,000	4,530,359
Phoenix Arpt	5.00%	7/1/2038	Aa3		5,000,000	5,565,192
Phoenix Arpt AMT	5.00%	7/1/2022	Aa3		1,500,000	1,513,566
Phoenix Arpt AMT	5.00%	7/1/2029	A1		1,500,000	1,716,867
Phoenix Arpt AMT	5.00%	7/1/2030	A1		4,245,000	4,836,745
Phoenix Civic Impt Corp AR	5.00%	7/1/2036	A1		5,000,000	5,550,674
Pittsburgh Intl Airport AMT	4.00%	1/1/2037	A2		5,000,000	5,216,685
Pittsburgh Intl Airport AMT	4.00%	1/1/2038	A2		5,000,000	5,208,249
Pittsburgh Intl Airport AMT	4.00%	1/1/2039	A2		8,230,000	8,559,035
Pittsburgh Intl Airport AMT	5.00%	1/1/2034	A2		12,055,000	13,784,496
Port Auth NY & NJ	4.00%	11/1/2037	Aa3		3,540,000	3,820,139
Port Auth NY & NJ	4.00%	9/1/2043	Aa3		4,400,000	4,664,292
Port Auth NY & NJ	5.00%	12/1/2023	Aa3		5,300,000	5,574,385
Port Auth NY & NJ	5.00%	12/1/2025	Aa3		10,000,000	10,526,127

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Auth NY & NJ	5.00%	10/15/2026	Aa3	$5,605,000	$6,151,982
Port Auth NY & NJ	5.00%	10/15/2027	Aa3	4,750,000	5,210,147
Port Auth NY & NJ AMT	4.00%	7/15/2034	Aa3	2,250,000	2,378,349
Port Auth NY & NJ AMT	4.00%	7/15/2035	Aa3	2,250,000	2,366,310
Port Auth NY & NJ AMT	4.00%	7/15/2036	Aa3	1,500,000	1,571,002
Port Auth NY & NJ AMT	4.00%	7/15/2037	Aa3	2,000,000	2,081,248
Port Auth NY & NJ AMT	4.00%	7/15/2038	Aa3	3,000,000	3,114,858
Port Auth NY & NJ AMT	4.00%	7/15/2039	Aa3	6,000,000	6,220,180
Port Auth NY & NJ AMT	5.00%	7/15/2026	Aa3	4,250,000	4,690,070
Port Auth NY & NJ AMT	5.00%	9/15/2026	Aa3	11,385,000	12,603,363
Port Auth NY & NJ AMT	5.00%	9/15/2028	Aa3	4,000,000	4,564,182
Port Auth NY & NJ AMT	5.00%	11/1/2030	Aa3	4,100,000	4,744,888
Port Auth NY & NJ AMT	5.00%	10/15/2034	Aa3	9,170,000	9,719,846
Port Oakland CA AMT	5.00%	5/1/2022	NR	1,730,000	1,735,077
Port Oakland CA AMT	5.00%	5/1/2022	A+	9,270,000	9,297,843
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2029	AA-	5,000,000	5,719,364
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2033	AA-	6,920,000	8,136,931
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2037	AA-	2,420,000	2,724,165
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2038	AA-	3,250,000	3,653,553
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	3,330,000	3,727,020
Port Seattle AMT	5.00%	8/1/2029	A+	8,635,000	9,973,996
Port Seattle AMT	5.00%	5/1/2033	A+	4,045,000	4,463,336
Port Seattle AMT	5.00%	4/1/2044	A+	14,870,000	16,664,702
PR Hwy & Trans Auth(d)	5.00%	7/1/2033	NR	1,215,000	732,038
PR Hwy & Trans Auth(d)	5.50%	7/1/2023	NR	4,305,000	2,593,763
PR Hwy & Trans Auth(d)	5.50%	7/1/2024	NR	3,000,000	1,807,500
PR Hwy & Trans Auth (AGC)	5.25%	7/1/2036	AA	1,560,000	1,640,011
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000,000	1,047,880
Riverside Co Trsp Comm	4.00%	6/1/2038	A	4,225,000	4,476,314
Riverside Co Trsp Comm	4.00%	6/1/2039	A	3,275,000	3,461,347
Riverside Co Trsp Comm	4.00%	6/1/2040	A	2,000,000	2,110,332
Riverside Co Trsp Commn	4.00%	6/1/2046	A	1,000,000	1,041,033
Sacramento Co Arpt AMT	5.00%	7/1/2027	A+	5,950,000	6,632,126
Sacramento Co Arpt AMT	5.00%	7/1/2034	A+	4,000,000	4,449,498
Salt Lake City Arpt AMT	5.00%	7/1/2037	A	2,000,000	2,195,474
Salt Lake City Arpt AMT	5.00%	7/1/2029	A	3,000,000	3,369,718
Salt Lake City Arpt AMT	5.00%	7/1/2030	A	2,275,000	2,512,089

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Salt Lake City Arpt AMT	5.00%	7/1/2031	A	$3,000,000	$3,306,380
Salt Lake City Arpt AMT	5.00%	7/1/2032	A	8,750,000	9,637,731
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	14,645,000	16,290,725
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	4,455,000	4,899,687
San Diego Arpt	4.00%	7/1/2037	A-	2,000,000	2,105,040
San Diego Arpt	4.00%	7/1/2038	A-	2,000,000	2,102,136
San Diego Arpt AMT	4.00%	7/1/2035	A2	6,500,000	6,845,646
San Diego Arpt AMT	4.00%	7/1/2039	A2	5,665,000	5,934,503
San Francisco Airport AMT	5.00%	5/1/2036	A1	4,245,000	4,763,181
San Francisco Airport AMT	5.00%	5/1/2036	A1	3,195,000	3,585,009
San Francisco Airport AMT	5.00%	5/1/2038	A1	6,015,000	6,714,205
San Francisco Arpt AMT	5.00%	5/1/2026	A1	10,000,000	10,030,433
San Francisco Arpt AMT	5.00%	5/1/2028	A1	7,550,000	7,572,977
San Francisco Arpt AMT	5.00%	5/1/2037	A1	15,565,000	17,428,753
San Joaquin Hills Trsp	4.00%	1/15/2034	A	3,250,000	3,534,265
San Joaquin Hills Trsp	4.00%	1/15/2035	A	1,730,000	1,875,673
San Joaquin Hills Trsp	4.00%	1/15/2036	A	1,400,000	1,513,762
San Jose Arpt	5.00%	3/1/2026	A2	1,200,000	1,262,853
San Jose Arpt	5.00%	3/1/2027	A2	2,260,000	2,376,202
San Jose Arpt	5.00%	3/1/2028	A2	1,655,000	1,738,507
San Jose Arpt AMT	5.00%	3/1/2035	A2	1,500,000	1,637,950
South Carolina Ports AMT	5.00%	7/1/2032	A+	4,225,000	4,759,795
Triborough Brdg & Tunl Auth	4.00%	11/15/2040	AA-	10,000,000	10,741,636
Triborough Brdg & Tunl Auth	5.00%	11/15/2029	AA-	5,650,000	6,398,649
TX Surface Trans Corp–I-635	4.00%	12/31/2033	Baa2	6,500,000	6,882,262
TX Surface Trans Corp–I-635	4.00%	12/31/2034	Baa2	6,500,000	6,853,378
TX Surface Trans Corp–I-635	4.00%	12/31/2035	Baa2	6,000,000	6,319,862
TX Surface Trans Corp–I-635	4.00%	6/30/2036	Baa2	4,125,000	4,339,417
TX Surface Trans Corp–I-635	4.00%	12/31/2036	Baa2	5,500,000	5,778,237
VA Small Bus Fing–95 Express AMT	5.00%	7/1/2032	BBB-	7,050,000	8,086,260
VA Small Bus Fing–95 Express AMT	5.00%	1/1/2034	BBB-	9,105,000	10,391,493
VA Small Bus Fing–95 Express AMT	5.00%	1/1/2038	BBB-	7,465,000	8,465,532
Wayne Co Arpt AMT	5.00%	12/1/2026	A1	1,590,000	1,737,361
Wayne Co Arpt AMT	5.00%	12/1/2027	A1	2,000,000	2,178,022
Total					1,481,676,798

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 12.72%
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA	$2,645,000	$2,822,862
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA	4,000,000	4,266,248
Amelia Co IDA–Waste Mgmt AMT	1.45%	#(a)	4/1/2027	A-	2,500,000	2,337,105
Appling Co Dev–Oglethorpe Power	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,224,833
Black Belt Energy Gas Dist	4.00%	#(a)	12/1/2052	Baa1	11,100,000	11,855,979
Burke Co Dev–Vogtle Proj	2.20%		10/1/2032	BBB+	1,000,000	949,259
CA Choice Clean Energy–Goldman	4.00%	#(a)	10/1/2052	A2	10,000,000	10,576,557
CA Choice Clean Energy–Morgan Stanley	4.00%	#(a)	2/1/2052	A1	19,455,000	21,063,526
CA Poll Ctl–Poseidon Res†	5.00%		7/1/2039	Baa3	5,000,000	5,538,446
CA Poll Ctl–Poseidon Res AMT†	5.00%		7/1/2037	Baa3	5,570,000	5,667,772
Central Plains–Goldman Sachs	5.00%		9/1/2027	A2	7,525,000	7,630,479
Central Plains–Goldman Sachs	5.00%		9/1/2035	BBB+	3,435,000	4,015,298
Chicago Wastewater	5.00%		1/1/2029	A	4,335,000	4,833,017
Chicago Wastewater	5.00%		1/1/2030	A	6,500,000	7,225,171
Chicago Water	5.00%		11/1/2025	A	2,625,000	2,879,358
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275,000	7,107,715
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000,000	5,685,865
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510,000	6,352,939
Clarion Co IDA–American Wtr AMT	2.45%	#(a)	12/1/2039	A+	2,250,000	2,242,878
Cleveland Public Pwr (AGM)	4.00%		11/15/2034	AA	1,000,000	1,091,278
Cleveland Public Pwr (AGM)	4.00%		11/15/2036	AA	1,000,000	1,089,212
Cleveland Public Pwr (AGM)	4.00%		11/15/2038	AA	1,000,000	1,087,211
Cleveland Public Pwr (AGM)	5.00%		11/15/2033	AA	2,000,000	2,344,666
DE EDA–NRG Energy	1.25%	#(a)	10/1/2040	BBB-	7,500,000	7,090,636
DE EDA–NRG Energy	1.25%	#(a)	10/1/2045	BBB-	21,800,000	20,610,117
Detroit Sewer	5.00%		7/1/2034	A+	2,200,000	2,380,407
Detroit Sewer	5.00%		7/1/2035	A+	1,835,000	1,980,704
FL DFC–Waste Pro AMT	3.00%		6/1/2032	NR	5,000,000	4,730,138
Guam Waterworks	5.00%		7/1/2036	A-	1,000,000	1,086,961
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000,000	1,052,761
HI Dept Budget–Hawaiian Electric	3.20%		7/1/2039	Baa1	11,120,000	11,024,351
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa1	13,735,000	13,878,352
HI Dept Budget–Hawaiian Electric AMT	4.00%		3/1/2037	Baa1	3,000,000	3,105,157
Houston Util Sys	5.00%		5/15/2022	AA	3,000,000	3,013,747
Houston Util Sys	5.00%		11/15/2023	AA	4,000,000	4,200,391
Houston Util Sys	5.00%		11/15/2026	AA	5,355,000	5,741,678
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000,000	2,214,899

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
IN Muni Pwr	5.00%		1/1/2033	A+	$5,210,000	$5,937,737
IN Muni Pwr	5.00%		1/1/2034	A+	4,000,000	4,554,072
KY Muni Pwr–Prarie State Proj	3.45%	#(a)	9/1/2042	Baa1	5,935,000	5,989,752
KY Public Energy Auth–BP	4.00%	#(a)	1/1/2049	A2	6,375,000	6,615,340
KY Public Energy Auth–Morgan Stanley	4.00%	#(a)	4/1/2048	A1	3,200,000	3,295,882
LA Env Facs–E Baton Rouge Swr	0.875%	#(a)	2/1/2046	A+	15,000,000	14,397,543
Long Beach Nat Gas–ML	1.769% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2	4,000,000	4,041,240
Long Island Power Auth	0.85%	#(a)	9/1/2050	A	6,000,000	5,696,937
Long Island Power Auth	5.00%		9/1/2034	A	2,250,000	2,556,506
Los Angeles USD	5.00%		7/1/2023	Aa3	10,000,000	10,411,762
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2031	A2	4,005,000	4,586,808
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2034	A	3,190,000	3,691,238
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2035	A	4,860,000	5,618,157
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2036	A	5,055,000	5,838,957
Lower Colorado River Authority Transmission Services Corp	5.00%		5/15/2036	A	3,020,000	3,488,358
Luzerne Co IDA–American Wtr AMT	2.45%	#(a)	12/1/2039	A+	4,000,000	4,029,133
Main St Nat Gas†	4.00%	#(a)	8/1/2052	BBB-	75,000,000	76,968,390
Main St Nat Gas–Citibank	4.00%	#(a)	3/1/2050	A3	18,170,000	18,958,638
Main St Nat Gas–Citibank	4.00%	#(a)	5/1/2052	A3	9,985,000	10,541,504
Main St Nat Gas–Citibank	4.00%	#(a)	9/1/2052	A3	10,000,000	10,617,715
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		2/1/2040	Baa2	5,085,000	5,127,450
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		4/1/2040	Baa2	3,870,000	3,902,307
Miami Dade Co Wtr & Swr	5.00%		10/1/2043	AA-	6,485,000	7,453,623
Miami-Dade Co Wtr & Swr	4.00%		10/1/2035	AA-	5,000,000	5,352,730
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000,000	2,052,744
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500,000	1,577,993
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780,000	1,853,743
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720,000	3,871,768
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410,000	8,750,990
Monroe Dev Auth–Oglethorpe Power	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,837,250
New York St Pwr Auth	4.00%		11/15/2045	AA	3,325,000	3,534,131
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A	8,000,000	8,136,738
Northern CA Gas–Goldman Sachs	4.00%	#(a)	7/1/2049	A2	7,500,000	7,710,406
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+	3,600,000	3,634,599
NYC Muni Water	4.00%		6/15/2037	AA+	3,630,000	3,921,471

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA		$5,000,000	$5,532,703
Orlando Util Commn	1.25%	#(a)	10/1/2046	AA		10,000,000	9,491,001
Philadelphia Gas Works	5.00%		8/1/2026	A		1,000,000	1,092,659
Philadelphia Gas Works	5.00%		8/1/2027	A		1,000,000	1,092,322
Philadelphia Gas Works	5.00%		8/1/2028	A		1,250,000	1,413,561
Philadelphia Gas Works	5.00%		8/1/2029	A		1,700,000	1,916,998
Philadelphia Gas Works	5.00%		8/1/2030	A		1,425,000	1,603,104
Philadelphia Gas Works	5.00%		10/1/2033	A		2,390,000	2,659,827
Philadelphia Water & Wastewater	5.00%		11/1/2029	A+		3,185,000	3,661,384
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2027	AAA		5,010,000	5,343,476
Piedmont Muni Pwr Agency	4.00%		1/1/2033	A-		7,300,000	7,955,932
Piedmont Muni Pwr Agency	5.00%		1/1/2034	A-		13,660,000	15,176,140
PR Aqueduct & Swr Auth†	4.00%		7/1/2042	NR		13,455,000	13,845,513
PR Aqueduct & Swr Auth†	5.00%		7/1/2022	NR		4,735,000	4,771,159
PR Aqueduct & Swr Auth†	5.00%		7/1/2022	NR		4,500,000	4,534,364
PR Aqueduct & Swr Auth†	5.00%		7/1/2025	NR		3,500,000	3,737,067
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		10,670,000	12,068,082
PR Aqueduct & Swr Auth†	5.00%		7/1/2033	NR		850,000	965,060
PR Aqueduct & Swr Auth†(b)	5.00%		7/1/2033	NR		5,000,000	5,694,964
PR Aqueduct & Swr Auth†(b)	5.00%		7/1/2037	NR		6,000,000	6,803,602
PR Aqueduct & Swr Auth†	5.00%		7/1/2047	NR		1,000,000	1,091,348
PR Elec Pwr Auth(d)	5.00%		7/1/2037	D	(c)	1,035,000	991,013
PR Elec Pwr Auth(d)	5.00%		7/1/2042	D	(c)	2,390,000	2,288,425
PR Elec Pwr Auth(d)	5.50%		7/1/2038	D	(c)	2,350,000	2,270,688
PR Elec Pwr Auth(d)	7.00%		7/1/2033	D	(c)	4,000,000	3,989,998
PR Elec Pwr Auth(d)	7.00%		7/1/2040	D	(c)	725,000	723,187
PR Elec Pwr Auth (AGM)	0.664% (3 Mo. LIBOR * .67 + .52%	)#	7/1/2029	AA		5,720,000	5,777,813
Riverside Elec	5.00%		10/1/2037	AA-		4,000,000	4,609,653
Riverside Elec	5.00%		10/1/2038	AA-		5,000,000	5,754,491
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	A3		7,165,000	8,497,982
Salt Verde Fin Corp–Citi	5.25%		12/1/2026	A3		7,500,000	8,333,047
Salt Verde Fin Corp–Citi	5.50%		12/1/2029	A3		5,100,000	5,957,076
San Antonio Elec & Gas	5.00%		2/1/2029	Aa2		7,340,000	8,196,375
SC Pub Service Auth–Santee Cooper	5.00%		12/1/2031	A		2,000,000	2,360,614
SC Pub Service Auth–Santee Cooper	5.00%		12/1/2032	A		2,670,000	3,134,513

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
SE AL Gas Dist	4.00%	#(a)	12/1/2051	A1		$21,255,000	$22,841,216
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA+		4,000,000	4,301,826
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2024	AA		1,000,000	1,068,708
TEAC–Goldman Sachs	5.25%		9/1/2024	A2		8,940,000	9,552,024
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(c)	5,000,000	5,614,172
Texas Municipal Power Agency (AGM)	3.00%		9/1/2034	AA		1,470,000	1,488,582
Texas Municipal Power Agency (AGM)	3.00%		9/1/2036	AA		5,250,000	5,303,528
Texas Water Dev Brd	3.00%		10/15/2033	AAA		4,000,000	4,100,944
Transbay Pwr Auth	5.00%		10/1/2030	A-	(c)	300,000	355,536
Transbay Pwr Auth	5.00%		10/1/2031	A-	(c)	300,000	354,712
Transbay Pwr Auth	5.00%		10/1/2032	A-	(c)	500,000	590,224
Transbay Pwr Auth	5.00%		10/1/2033	A-	(c)	900,000	1,060,816
Transbay Pwr Auth	5.00%		10/1/2034	A-	(c)	970,000	1,141,991
Transbay Pwr Auth	5.00%		10/1/2035	A-	(c)	900,000	1,058,543
Transbay Pwr Auth	5.00%		10/1/2037	A-	(c)	675,000	791,664
Transbay Pwr Auth	5.00%		10/1/2039	A-	(c)	1,400,000	1,636,055
Transbay Pwr Auth	5.00%		10/1/2040	A-	(c)	1,500,000	1,750,401
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2027	A3		4,375,000	4,784,540
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		19,600,000	21,809,971
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2030	A3		6,500,000	7,284,114
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2031	A3		6,000,000	6,773,484
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2032	A3		6,000,000	6,819,496
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2023	A2		2,925,000	3,070,421
TX Muni Gas Acq & Supply–ML	6.25%		12/15/2026	A2		11,780,000	12,928,559
Western MN Muni Pwr Agy	5.00%		1/1/2023	Aa3		1,500,000	1,539,107
Total							779,907,360
Total Municipal Bonds (cost $6,069,744,816)							5,977,582,537

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2022

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.06%

Variable Rate Demand Notes 1.06%

Corporate-Backed 0.27%
Mobile IDB-AL Power	0.380%	4/1/2022	12/1/2037	A1	$16,300,000	$16,300,000

General Obligation 0.05%
NYC GO	0.430%	4/1/2022	12/1/2047	AA	3,200,000	3,200,000

Tax Revenue 0.37%
NYC TFA–Future Tax	0.330%	4/1/2022	2/1/2045	AAA	5,400,000	5,400,000
NYC TFA–Future Tax	0.330%	4/1/2022	2/1/2045	AAA	6,125,000	6,125,000
NYC TFA–Future Tax	0.430%	4/1/2022	5/1/2034	AAA	6,600,000	6,600,000
NYC TFA–Future Tax	0.430%	4/1/2022	11/1/2044	AAA	4,855,000	4,855,000
Total						22,980,000

Utilities 0.37%
NYC Muni Water	0.380%	4/1/2022	6/15/2045	AA+	7,350,000	7,350,000
NYC Muni Water	0.390%	4/1/2022	6/15/2049	AA+	15,410,000	15,410,000
Total						22,760,000
Total Short-Term Investments (cost $65,240,000)						65,240,000
Total Investments in Securities 98.54% (cost $6,134,984,816)						6,042,822,537
Other Assets and Liabilities – Net 1.46%						89,264,307
Net Assets 100.00%						$6,132,086,844

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
CR	Custodian Receipt.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
FNMA	Insured by–Federal National Mortgage Association.
GNMA	Insured by–Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Over Night Financing Rate.
TRIPS	Tax Refund Intercept Programs.

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2022

#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $332,004,273, which represents 5.41% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$547,324,448	$11,077,381	$558,401,829
Health Care	–	731,386,746	1,288,002	732,674,748
Investment Type(2)
Special Tax	–	146,136,828	3,539,437	149,676,265
Transportation	–	1,478,649,969	3,026,829	1,481,676,798
Remaining Industries	–	3,055,152,897	–	3,055,152,897
Short-Term Investments
Variable Rate Demand Notes	–	65,240,000	–	65,240,000
Total	$–	$6,023,890,888	$18,931,649	$6,042,822,537

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.82%

MUNICIPAL BONDS 98.82%

Corporate-Backed 7.58%
AR DFA–Big River Steel AMT†	4.75%		9/1/2049	Ba2	$8,500,000	$8,834,975
AZ IDA	3.625%		5/20/2033	BBB	8,575,261	8,775,062
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	13,775,000	14,016,748
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575,000	2,720,851
Fort Bend IDC–NRG Energy	4.75%		5/1/2038	Baa2	3,500,000	3,546,354
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	585,000	607,671
Hoover IDA–US Steel AMT	5.75%		10/1/2049	BB-	1,100,000	1,224,304
IA Fin Auth–Alcoa	4.75%		8/1/2042	BB+	5,000,000	5,027,272
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	8,500,000	8,803,998
IL State GO	5.00%		12/1/2036	BBB	6,700,000	7,231,325
IN Fin Auth–OVEC	2.50%		11/1/2030	Baa3	1,000,000	900,778
IN Fin Auth–OVEC	3.00%		11/1/2030	Baa3	1,000,000	936,966
IN Fin Auth–OVEC	3.00%		11/1/2030	Baa3	3,600,000	3,373,079
IN Fin Auth–US Steel	4.125%		12/1/2026	BB-	1,625,000	1,680,970
LA Env Facs–Entergy	2.50%		4/1/2036	A	18,140,000	15,895,988
LA Env Facs–Westlake Chem	3.50%		11/1/2032	BBB	21,455,000	21,769,921
LA St John Parish–Marathon Oil	2.00%	#(a)	6/1/2037	BBB-	9,555,000	9,507,556
LA St John Parish–Marathon Oil	2.10%	#(a)	6/1/2037	BBB-	8,000,000	7,885,844
LA St John Parish–Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	2,750,000	2,712,243
LA St John Parish–Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	1,810,000	1,752,693
LA St John Parish–Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	3,125,000	3,047,682
Love Field Arpt–Southwest Airlines	5.00%		11/1/2028	Baa1	2,845,000	2,890,806
Maricopa Co IDA–Commercial Metals AMT†	4.00%		10/15/2047	BB+	2,000,000	1,984,157
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	8,100,000	7,764,762
MD EDC–AFCO AMT	4.00%		7/1/2039	BBB	5,625,000	5,956,381
MD EDC–Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR	855,000	513,000
MI Strategic Fund–GPK AMT	4.00%	#(a)	10/1/2061	BB	2,100,000	2,199,332
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	5,250,000	5,517,854
National Fin Auth NH–Covanta†	4.625%		11/1/2042	B1	1,500,000	1,512,067
NH National Fin Auth–Covanta†	3.625%	#(a)	7/1/2043	B1	690,000	657,549	(c)
NH National Fin Auth–Covanta AMT†	3.75%	#(a)	7/1/2045	B1	1,315,000	1,272,654
NH National Fin Auth–Covanta AMT†	4.875%		11/1/2042	B1	5,000,000	5,055,211
NH National Fin Auth–Hsg Sec	4.125%		1/20/2034	NR	6,982,555	7,460,339
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	2,500,000	2,519,609

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate–Backed (continued)
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	$5,000,000	$5,047,717
NY Energy RDA–NYSEGC	3.50%		10/1/2029	A-	1,200,000	1,224,194
NY Env Facs–Casella Waste AMT	2.75%	#(a)	9/1/2050	B	1,300,000	1,300,365
NY Env Facs–Casella Waste AMT†	3.125%	#(a)	12/1/2044	B	3,000,000	3,034,417
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	7,000,000	7,333,034
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-	1,050,000	1,145,186
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-	1,500,000	1,700,886
NYC IDA–TRIPS	5.00%		7/1/2028	BBB+	11,005,000	11,071,952
OH Air Dev Auth–AEP	2.40%	#(a)	12/1/2038	BBB+	1,665,000	1,667,177
OH Air Dev Auth–AEP AMT	2.10%	#(a)	7/1/2028	BBB+	5,000,000	4,952,495
OH Air Dev Auth–AEP AMT	2.50%	#(a)	8/1/2040	BBB+	2,500,000	2,448,761
OH Air Dev Auth–AEP AMT	2.60%	#(a)	6/1/2041	BBB+	1,960,000	1,964,910
OH Air Dev Auth–OVEC	3.25%		9/1/2029	Baa3	3,450,000	3,336,947
OH Air Quality–AMG Vanadium AMT†	5.00%		7/1/2049	B-	4,630,000	4,814,930
PA EDA–Covanta AMT†	3.25%		8/1/2039	B1	5,535,000	5,038,986	(c)
Parish of St James–Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-	1,750,000	2,070,394
Parish of St James–Nustar Logistics†	6.35%		7/1/2040	BB-	3,250,000	3,851,541
Parish of St James–Nustar Logistics†	6.35%		10/1/2040	BB-	2,500,000	2,962,724
Phenix City–Meadwestvaco AMT	4.125%		5/15/2035	BBB	2,500,000	2,519,502
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB	3,050,000	3,069,784
Port Beaumont Nav Dis–Jefferson Rail AMT†	4.00%		1/1/2050	NR	3,150,000	2,929,986
Port Beaumont Nav Dis- Jefferson Rail AMT†	3.00%		1/1/2050	NR	5,500,000	4,221,632
Public Finance Authority AMT	4.00%		9/30/2051	Baa3	12,750,000	12,750,372
Public Finance Authority AMT	4.00%		3/31/2056	Baa3	8,500,000	8,333,183
Richland Co Env Impt–Intl Paper	3.875%		4/1/2023	BBB	6,625,000	6,754,379
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB	6,530,000	6,706,564
Selma IDB–Intl Paper	2.00%	#(a)	11/1/2033	BBB	2,000,000	1,981,280
Spring Valley Community Infrastructure District No. 1†	3.75%		9/1/2051	NR	4,375,000	3,649,597
St James Parish–Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	1,000,000	1,078,956
Tuscaloosa IDA–Hunt Refining†	4.50%		5/1/2032	NR	3,808,900	3,739,203
VA Small Bus Fing–Covanta AMT†	5.00%	#(a)	1/1/2048	B	910,000	922,295
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	2,000,000	2,124,463
West Pace Coop Dist(b)	9.125%		5/1/2039	NR	4,900,000	3,724,000	(c)
WI PFA–American Dream†	5.00%		12/1/2027	NR	1,455,000	1,369,306	(c)

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate–Backed (continued)
WI PFA–American Dream†	6.50%	12/1/2037	NR	$3,000,000	$2,973,530
WI PFA–Celanese AMT	4.30%	11/1/2030	BBB	1,035,000	1,087,040
WI PFA–TRIPS AMT	5.00%	7/1/2042	BBB+	5,250,000	5,273,526
WI Pub Fin Auth–Celanese	4.05%	11/1/2030	BBB	500,000	521,354
Total					316,252,569

Education 5.07%
Build NYC Res Corp–CUNY	5.00%	6/1/2034	Aa2	325,000	345,032
CA Ed Facs–Chapman Univ	5.00%	4/1/2045	A2	5,000,000	5,372,167
CA Sch Fin–Green Dot Charter†	5.00%	8/1/2045	BBB-	1,500,000	1,581,241
Cap Trust Ed–Advantage Charter Scho	5.00%	12/15/2049	Baa3	1,000,000	1,060,663
Cap Trust Ed–Advantage Charter Scho	5.00%	12/15/2054	Baa3	1,030,000	1,089,457
Carroll Co–KY Util Comp AMT	2.125%	10/1/2034	A1	7,500,000	6,525,850
Chicago Brd Ed	5.00%	12/1/2044	BB	1,750,000	1,864,919
Chicago Brd Ed	5.00%	12/1/2046	BB	3,500,000	3,719,646
Davie Edu Facs–Nova Southeastern Univ	6.00%	4/1/2042	A3	3,040,000	3,169,907
Dutchess Co LDC–Bard College†	5.00%	7/1/2045	BB+	1,000,000	1,089,343
Dutchess Co LDC–Bard College†	5.00%	7/1/2051	BB+	1,500,000	1,625,155
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2033	A-	1,475,000	1,623,776
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2036	A-	2,000,000	2,198,741
Hempstead Town LDC–Adelphi Univ	5.00%	10/1/2034	A-	175,000	186,663
IA HI Ed–Des Moines Univ	5.00%	10/1/2038	BBB+	2,730,000	3,079,095
IA Higher Ed–Des Moines Univ	5.00%	10/1/2039	BBB+	2,870,000	3,232,061
IA Higher Ed–Des Moines Univ	5.00%	10/1/2040	BBB+	3,535,000	3,972,210
IL Fin Auth–IL Inst of Tech	4.00%	9/1/2037	Baa3	3,135,000	3,250,608
IL Fin Auth–IL Inst of Tech	4.00%	9/1/2039	Baa3	3,295,000	3,406,966
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2040	Baa3	2,020,000	2,237,455
LA PDA–Tulane Univ	4.00%	4/1/2050	A+	6,000,000	6,257,563
LA PDA–Tulane Univ	5.00%	4/1/2045	A+	5,000,000	5,707,297
Lincoln Co–Augustana College	4.00%	8/1/2051	BBB-	2,960,000	2,885,162
MA DFA–Springfield Clg	4.00%	6/1/2035	BBB	1,900,000	1,968,850
MA DFA–Suffolk Univ	5.00%	7/1/2030	Baa2	1,500,000	1,644,485
MA DFA–Suffolk Univ	5.00%	7/1/2032	Baa2	3,750,000	4,100,764
MA DFA–Suffolk Univ	5.00%	7/1/2033	Baa2	1,250,000	1,366,599
MA DFA–Suffolk Univ	5.00%	7/1/2034	Baa2	1,600,000	1,746,955
MA DFA–Suffolk University	4.00%	7/1/2046	Baa2	1,000,000	1,012,595
MA DFA–Suffolk University	4.00%	7/1/2051	Baa2	3,000,000	3,022,246

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
MD Hlth & HI Ed–Stevenson Univ	4.00%		6/1/2051	BBB-		$2,000,000	$2,015,261
Miami Dade Cnty Ed Facs–Univ of Miami FL	5.00%		4/1/2053	A2		5,000,000	5,527,161
Nashville Hlth & Ed–Lipscomb U	5.25%		10/1/2058	BBB		6,065,000	6,618,141
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2040	A-		5,000,000	5,390,475
NY Dorm–New School	4.00%		7/1/2052	A3		3,500,000	3,586,387
NY Dorm–NYU	5.00%		7/1/2030	Aa2		2,155,000	2,243,463
NY Dorm–NYU	5.00%		7/1/2031	Aa2		4,215,000	4,388,026
NY Dorm–Pace Univ	5.00%		5/1/2029	NR		10,000	10,350
NY Dorm–Pace Univ	5.00%		5/1/2029	BBB-		245,000	251,684
NY Dorm–St. John’s Univ	4.00%		7/1/2048	A-		3,750,000	3,934,779
NY Dorm–The New School	4.00%		7/1/2047	A3		3,500,000	3,609,817
NY Dorm–Touro Clg	5.00%		1/1/2047	BBB-	(d)	6,600,000	7,092,800
NY Dorm–Touro Clg	5.50%		1/1/2039	BBB-	(d)	2,450,000	2,582,254
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2030	AA		8,000,000	6,248,795
NYC IDA–Yankee Stadium (AGM)	4.00%		3/1/2045	AA		2,400,000	2,555,761
OR Facs Auth–Willamette Univ	4.00%		10/1/2051	BBB		2,500,000	2,537,856
PA HI Ed–Drexel Univ (AGM)	4.00%		5/1/2041	AA		3,425,000	3,669,956
Troy Cap Res Corp–RPI	4.00%		9/1/2040	A3		4,435,000	4,678,982
Univ of CT	5.25%		11/15/2047	A+		8,080,000	9,277,957
Univ of Illinois (AGM)	4.00%		4/1/2038	AA		4,965,000	5,335,904
Univ of NE–Facs Corp	4.00%		7/15/2062	Aa1		17,785,000	19,010,945
Univ of New England	4.00%		7/1/2046	A3		2,865,000	3,024,539
Univ of New England	4.00%		7/1/2051	A3		7,750,000	8,142,447
Univ of North Carolina–Wilmington	5.00%		6/1/2037	A1		7,055,000	7,627,020
Waco Ed Fin Corp–Baylor University	4.00%		3/1/2051	A+		5,000,000	5,380,286
WI PFA–Wingate Univ	5.25%		10/1/2038	BBB		2,220,000	2,397,864
WI PFA–Wingate Univ	5.25%		10/1/2043	BBB		1,000,000	1,070,043
WV EDA–Wheeling Pwr AMT(e)	3.00%	#(a)	6/1/2037	NR		2,800,000	2,803,727
Total							211,356,151

Energy 0.49%
Main St Nat Gas–Macquarie	5.00%		5/15/2038	A3		3,745,000	4,405,044
New Mexico Energy Acq Auth–RBC	5.00%	#(a)	11/1/2039	Aa1		10,000,000	10,755,198
PEFA Gas–Goldman Sachs	5.00%	#(a)	9/1/2049	A3		5,000,000	5,406,837
Total							20,567,079

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Financial Services 0.18%
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	$5,755,000	$5,593,307
NJ Higher Ed Assistance Auth AMT	3.75%	12/1/2031	Aaa	1,890,000	1,868,066
Total					7,461,373

General Obligation 11.66%
Beaverton Sch Dist	5.00%	6/15/2036	AA+	8,000,000	9,027,332
CA State GO	4.00%	9/1/2037	Aa2	5,000,000	5,291,107
CA State GO	5.00%	4/1/2032	Aa2	2,450,000	3,012,382
CA State GO	5.00%	8/1/2038	Aa2	3,700,000	4,097,787
CA State GO	5.25%	8/1/2032	Aa2	7,500,000	8,277,739
Chicago Brd Ed	5.00%	12/1/2029	BB	2,000,000	2,187,823
Chicago Brd Ed	5.00%	12/1/2030	BB	2,070,000	2,257,692
Chicago Brd Ed	5.00%	12/1/2031	BB	1,000,000	1,086,804
Chicago Brd Ed	5.00%	12/1/2032	BB	1,250,000	1,363,927
Chicago Brd Ed	5.00%	12/1/2033	BB	1,750,000	1,906,292
Chicago Brd Ed	5.00%	12/1/2033	BB	3,275,000	3,589,869
Chicago Brd Ed	5.00%	12/1/2036	BB	1,000,000	1,090,966
Chicago Brd Ed	5.00%	12/1/2039	BB	1,415,000	1,537,092
Chicago Brd Ed	5.00%	12/1/2042	BB	700,000	711,333
Chicago Brd Ed	5.00%	12/1/2046	BB	2,000,000	2,135,519
Chicago Brd Ed	5.00%	12/1/2047	BB	6,250,000	6,728,478
Chicago Brd Ed	6.50%	12/1/2046	BB	1,100,000	1,248,746
Chicago Brd Ed†	7.00%	12/1/2046	BB	1,200,000	1,415,490
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	1,850,000	2,103,442
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon	12/1/2030	Baa2	1,765,000	1,326,667
Chicago GO	4.00%	1/1/2035	BBB+	15,110,000	15,267,883
Chicago GO	4.00%	1/1/2036	BBB+	10,945,000	11,008,748
Chicago GO	5.00%	1/1/2026	BBB+	5,175,000	5,565,758
Chicago GO	5.00%	1/1/2029	BBB+	3,000,000	3,298,377
Chicago GO	5.00%	1/1/2030	BBB+	2,400,000	2,652,130
Chicago GO	5.50%	1/1/2033	BBB+	2,255,000	2,416,969
Chicago GO	5.50%	1/1/2034	BBB+	2,400,000	2,571,643
Chicago GO	5.50%	1/1/2037	BBB+	2,745,000	2,939,059
Chicago GO	5.50%	1/1/2040	BBB+	2,500,000	2,674,195
Chicago GO	5.50%	1/1/2042	BBB+	5,000,000	5,342,232
Chicago GO	5.50%	1/1/2049	BBB+	13,265,000	14,640,136
Chicago GO	5.625%	1/1/2030	BBB+	525,000	581,736
Chicago GO	6.00%	1/1/2038	BBB+	19,430,000	21,771,455

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	$9,375,000	$10,040,032
Clark Co SD (AGM)	4.00%	6/15/2038	AA	1,200,000	1,293,504
Clark Co SD (AGM)	4.00%	6/15/2040	AA	1,975,000	2,122,454
Cook Co GO	5.00%	11/15/2030	A+	1,000,000	1,108,565
Cook Co GO	5.00%	11/15/2031	A+	2,150,000	2,380,447
Cook Co GO	5.00%	11/15/2034	A+	500,000	552,903
Cook Co GO	5.00%	11/15/2035	A+	1,000,000	1,104,889
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000,000	10,212,023
CT State GO	3.00%	1/15/2038	Aa3	11,425,000	10,878,676
CT State GO	3.00%	6/1/2038	Aa3	1,875,000	1,783,733
CT State GO	3.00%	6/1/2039	Aa3	2,190,000	2,072,556
CT State GO	3.00%	6/1/2040	Aa3	1,625,000	1,529,670
CT State GO	4.00%	6/1/2037	Aa3	1,000,000	1,070,988
CT State GO	4.00%	6/15/2037	Aa3	975,000	1,046,759
CT State GO	4.00%	6/1/2038	Aa3	750,000	801,451
CT State GO	4.00%	6/1/2039	Aa3	600,000	638,848
CT State GO	5.00%	6/15/2032	Aa3	1,250,000	1,429,282
CT State GO	5.00%	6/15/2033	Aa3	1,250,000	1,426,611
CT State GO	5.00%	4/15/2036	Aa3	1,150,000	1,320,993
CT State GO	5.00%	6/15/2038	Aa3	1,000,000	1,133,844
CT State GO	5.00%	4/15/2039	Aa3	1,650,000	1,888,637
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	7,000,000	7,415,409
Hillsborough Co	3.25%	8/1/2048	AAA	7,690,000	7,536,927
IL State GO	4.00%	10/1/2032	BBB	2,000,000	2,077,381
IL State GO	4.00%	10/1/2038	BBB	2,500,000	2,546,911
IL State GO	4.00%	10/1/2039	BBB	7,500,000	7,632,528
IL State GO	4.00%	11/1/2043	BBB	1,470,000	1,475,691
IL State GO	4.00%	11/1/2044	BBB	2,745,000	2,750,273
IL State GO	4.25%	10/1/2045	BBB	6,000,000	6,111,410
IL State GO	5.00%	3/1/2030	BBB	6,500,000	6,521,928
IL State GO	5.00%	1/1/2033	BBB	4,075,000	4,088,121
IL State GO	5.00%	3/1/2033	BBB	5,000,000	5,620,268
IL State GO	5.00%	1/1/2035	BBB	6,200,000	6,642,318
IL State GO	5.00%	3/1/2035	BBB	2,700,000	3,011,961
IL State GO	5.00%	3/1/2037	BBB	2,850,000	3,163,199
IL State GO	5.00%	5/1/2038	BBB	4,515,000	4,884,848
IL State GO	5.00%	1/1/2041	BBB	3,580,000	3,822,309

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
IL State GO	5.00%		3/1/2046	BBB	$4,250,000	$4,641,798
IL State GO	5.50%		5/1/2030	BBB	2,545,000	2,959,304
IL State GO	5.50%		7/1/2033	BBB	9,470,000	9,929,217
IL State GO	5.50%		7/1/2038	BBB	5,345,000	5,597,413
IL State GO	5.50%		5/1/2039	BBB	8,250,000	9,331,400
IL State GO	5.75%		5/1/2045	BBB	2,600,000	2,959,319
Irvine USD–Spl Tax (BAM)	5.00%		9/1/2056	AA	500,000	565,351
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%		12/1/2038	NR	5,000,000	5,089,306
Los Angeles USD	4.00%		7/1/2032	Aa3	3,750,000	4,134,526
Los Angeles USD	4.00%		7/1/2033	Aa3	2,000,000	2,185,785
Luzerne Co GO (AGM)	5.00%		11/15/2029	AA	4,215,000	4,624,368
MA State GO	3.00%		2/1/2048	Aa1	12,500,000	11,514,181
MA State GO	4.00%		5/1/2048	Aa1	1,000,000	1,057,739
MI Strategic Fund–I-75 AMT (AGM)	4.25%		12/31/2038	AA	2,500,000	2,643,389
Midlothian Water Dist (AGM)	Zero Coupon		9/1/2022	AA	970,000	964,962
NJ State GO	4.00%		6/1/2031	A2	6,825,000	7,451,347
NJ Trans Trust Fund	Zero Coupon		12/15/2029	A3	15,365,000	11,973,222
NYC GO	5.00%		8/1/2027	AA	6,575,000	6,850,280
NYC GO	5.00%		3/1/2050	AA	8,000,000	9,153,334
PA State GO	3.00%		5/15/2034	Aa3	7,500,000	7,373,344
PA State GO	4.00%		9/15/2030	Aa3	10,000,000	10,716,639
PA State GO	4.00%		3/1/2037	Aa3	4,255,000	4,598,213
Philadelphia GO	5.00%		8/1/2036	A	8,990,000	10,018,606
Philadelphia GO	5.00%		8/1/2037	A	3,250,000	3,620,147
Philadelphia GO	5.25%		7/15/2031	A	2,000,000	2,118,962
Philadelphia GO	5.25%		7/15/2032	A	3,000,000	3,178,444
Philadelphia GO	5.25%		7/15/2033	A	1,000,000	1,059,481
Philadelphia Sch Dist	4.00%		9/1/2038	A1	2,200,000	2,364,253
Philadelphia Sch Dist	4.00%		9/1/2039	A1	5,600,000	6,009,676
Philadelphia Sch Dist	5.00%		9/1/2037	A1	1,200,000	1,325,339
Pittsburgh GO (BAM)	5.00%		9/1/2029	AA	1,100,000	1,180,146
Pittsburgh GO (BAM)	5.00%		9/1/2030	AA	1,585,000	1,700,484
Pittsburgh GO (BAM)	5.00%		9/1/2032	AA	1,160,000	1,244,518
PR Comwlth GO	Zero Coupon		7/1/2024	NR	189,830	173,333
PR Comwlth GO	Zero Coupon		7/1/2033	NR	474,906	275,003
PR Comwlth GO	Zero Coupon	#(a)	11/1/2043	NR	1,840,170	991,392
PR Comwlth GO	4.00%		7/1/2033	NR	369,030	361,220

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
PR Comwlth GO	4.00%		7/1/2035	NR		$331,709	$321,072
PR Comwlth GO	4.00%		7/1/2037	NR		284,694	274,275
PR Comwlth GO	4.00%		7/1/2046	NR		2	2
PR Comwlth GO	5.25%		7/1/2023	NR		3,412,152	3,496,212
PR Comwlth GO	5.375%		7/1/2025	NR		5,160,997	5,449,958
PR Comwlth GO	5.625%		7/1/2027	NR		407,274	445,308
PR Comwlth GO	5.625%		7/1/2029	NR		400,666	447,628
PR Comwlth GO	5.75%		7/1/2031	NR		389,165	444,231
San Francisco Arpt AMT	5.25%		5/1/2042	A1		4,000,000	4,428,218
Santa Clara Co COP	3.00%		5/1/2038	AA+		12,885,000	12,525,548
Stockton USD (AGM)	5.00%		7/1/2028	AA		750,000	757,116
Sweetwater UHSD (BAM)	5.00%		8/1/2027	AA		500,000	531,139
Tuscaloosa Co Brd of Ed	5.00%		8/1/2046	AA-		5,000,000	5,622,984
Union Co Util Auth–Covanta GTD AMT	4.75%		12/1/2031	AA+		3,970,000	3,981,123
Wilkes Barre PA School District (BAM)	5.00%		4/15/2059	AA		2,500,000	2,825,336
Yosemite CCD	5.00%		8/1/2029	Aa2		500,000	547,680
Total							486,298,426

Health Care 13.17%
Allegheny County Health Network	4.00%		4/1/2037	A		3,120,000	3,289,644
Allen Co–Bon Secours Mercy Hlth	5.00%		12/1/2046	A+		8,000,000	9,049,382
Antelope Valley Hlth	5.00%		3/1/2041	BBB		3,000,000	3,160,036
Antelope Valley Hlth	5.00%		3/1/2046	BBB		2,615,000	2,744,106
Appalachian Regl Hlth	4.00%		7/1/2046	BBB		1,380,000	1,396,955
Appalachian Regl Hlth	4.00%		7/1/2056	BBB		1,125,000	1,133,409
Baltimore Co–Riderwood Village	4.00%		1/1/2045	A	(d)	5,250,000	5,618,974
Baltimore Co–Riderwood Village	4.00%		1/1/2050	A	(d)	2,500,000	2,660,369
Berks Co IDA–Tower Hlth	4.00%		11/1/2038	BB-		5,000,000	4,855,936
Berks Co IDA–Tower Hlth	5.00%		11/1/2036	BB-		5,000,000	5,210,677
Berks Co IDA–Tower Hlth	5.00%	#(a)	2/1/2040	BB-		3,285,000	3,477,233
Berks Co IDA–Tower Hlth	5.00%		11/1/2044	BB-		10,000,000	10,010,827
CA Fin Auth–Standord Hlth	4.00%		8/15/2050	AA-		4,000,000	4,196,368
CA Hlth–CommonSpirit	4.00%		4/1/2044	A-		3,750,000	3,845,822
CA Hlth–CommonSpirit	4.00%		4/1/2045	A-		3,750,000	3,830,773
CA Hlth–Sutter Hlth	4.00%		11/15/2042	A1		2,000,000	2,146,204
CA Htlh–Emante Hlth	4.00%		4/1/2045	A		6,050,000	6,474,252
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2047	A-		6,940,000	7,715,693
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB-		1,875,000	1,897,656

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
CA Stwde–Huntington Memorial Hosp	4.00%		7/1/2048	AA-	$4,500,000	$4,747,844
CA Stwde–John Muir Hlth	4.00%		12/1/2057	A+	2,500,000	2,550,621
CA Stwde–Loma Linda Univ Med Ctr†	5.25%		12/1/2043	BB-	4,510,000	5,099,934
CA Stwde–Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB-	6,875,000	7,378,587
CA Stwde–Loma Linda Univ Med Ctr†	5.50%		12/1/2058	BB-	3,375,000	3,828,288
City of Grand Forks- Altru Health	4.00%		12/1/2046	Baa2	1,125,000	1,153,754
City of Grand Forks- Altru Health	4.00%		12/1/2051	Baa2	1,185,000	1,209,777
CO Hlth Fac Auth–CommonSpirit	4.00%		8/1/2038	A-	1,875,000	1,970,488
CO Hlth Facs–CommonSpirit	5.00%		8/1/2044	A-	3,000,000	3,362,738
Crawford Hsp Auth–Meadville Med	6.00%		6/1/2046	NR	950,000	1,014,463
Crawford Hsp Auth–Meadville Med	6.00%		6/1/2051	NR	1,115,000	1,188,166
CT Hlth–Nuvance	4.00%		7/1/2049	A-	20,245,000	20,634,111
CT Hlth & Ed–Yale New Haven Hsp	5.00%		7/1/2028	AA-	500,000	531,352
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2057	BBB-	1,000,000	1,074,026
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2052	BBB-	8,925,000	9,911,407
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2057	BBB-	5,250,000	5,830,239
Denver Hlth & Hsp Auth	5.25%		12/1/2045	BBB	700,000	729,007
Duluth Econ Dev Auth–Essentia Health	5.25%		2/15/2053	A-	2,870,000	3,259,745
Duluth Econ Dev Auth–Essentia Health	5.25%		2/15/2058	A-	22,000,000	24,949,333
Fairview Health Services	5.00%		11/15/2049	A	5,400,000	6,086,736
FL DFC–UF Health Jacksonville (AGM)	4.00%		2/1/2046	AA	2,360,000	2,431,008
Gainesville & Hall Co Hsp–NE GA Hlth	5.00%		2/15/2030	A	3,345,000	3,913,485
Gainesville & Hall Co Hsp–NE GA Hlth	5.00%		2/15/2032	A	5,545,000	6,421,937
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%		8/15/2054	AA	5,225,000	5,728,799
Greenville Hlth Sys	5.00%		5/1/2034	A	3,970,000	4,186,016
Guadalupe Co–Seguin City Hsp	5.00%		12/1/2045	BB	2,000,000	2,055,926
Hillsborough Co IDA–Tampa General	4.00%		8/1/2045	Baa1	9,280,000	9,532,449
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(a)	12/1/2050	BB-	4,250,000	4,515,102
IL Fin Auth–Centegra Hlth	5.00%		9/1/2034	AA+	235,000	251,835
IL Fin Auth–Univ of Illinois Hlth	4.00%		10/1/2040	BBB+	1,030,000	1,092,673
IL Fin Auth–Univ of Illinois Hlth	4.00%		10/1/2055	BBB+	2,785,000	2,887,019
IN Fin Auth–Major Hsp	5.00%		10/1/2029	NR	1,500,000	1,571,219
Lee Memorial Hlth System	4.00%		4/1/2049	A+	5,500,000	5,688,443
Lucas Co Hsp–ProMedica Hlth	5.25%		11/15/2048	BBB	7,350,000	8,262,746
Lynchburg Economic Development Authority	4.00%		1/1/2055	A-	7,000,000	7,097,024
MA DFA–Atrius Hlth	4.00%		6/1/2049	BBB	4,480,000	4,625,077

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
MA DFA–Atrius Hlth	5.00%	6/1/2039	BBB		$2,000,000	$2,263,393
MA DFA–Boston Med Ctr	5.00%	7/1/2031	BBB		1,980,000	2,174,144
MA DFA–Boston Med Ctr	5.00%	7/1/2035	BBB		5,115,000	5,586,228
MA DFA–CareGroup	5.00%	7/1/2048	A		4,000,000	4,526,415
MA DFA–Partners Hlth	4.00%	7/1/2041	AA-		5,000,000	5,319,849
MA DFA–Wellforce Hlth	4.00%	7/1/2035	BBB+		2,000,000	2,126,661
MA DFA–Wellforce Hlth	5.00%	7/1/2039	BBB+		2,685,000	3,025,214
MA DFA–Wellforce Hlth (AGM)	4.00%	10/1/2045	AA		1,685,000	1,807,044
Martin Co Hlth–Cleveland Clinic	4.00%	1/1/2046	AA		5,000,000	5,190,604
MD Hlth & HI Ed–Adventist	4.00%	1/1/2051	BBB		10,000,000	9,932,574
MD Hlth & HI Ed–Adventist	5.50%	1/1/2046	Baa3		10,000,000	11,049,027
MD Hlth & HI Ed–Doctors	5.00%	7/1/2038	Baa3		7,080,000	7,568,931
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2036	BBB+		1,320,000	1,454,226
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2038	BBB+		2,250,000	2,470,811
MI Fin Auth–Trinity Health	4.00%	12/1/2049	AA-		6,000,000	6,193,939
MI Hosp Fin Auth–Ascension Hlth	5.00%	11/15/2047	AA+		4,000,000	4,590,884
Miami-Dade Co Hlth–Nicklaus Children Hsp	4.00%	8/1/2051	A		5,250,000	5,369,055
Miami-Dade County Health Facilities Authority	4.00%	8/1/2046	A		1,750,000	1,804,594
MO Hlth Ed–Mercy Hlth	4.00%	6/1/2053	A+		19,000,000	19,974,917
Montgomery Co Hgr Ed–Thomas Jeff U	4.00%	9/1/2049	A		3,960,000	4,069,393
Montgomery Co Hosp–Premier	4.00%	11/15/2042	Baa1		8,440,000	8,787,328
Montgomery Co IDA–Whitemarsh	5.375%	1/1/2050	NR		1,070,000	1,101,607
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2043	BBB		4,000,000	4,396,276
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2048	BBB		5,760,000	6,292,908
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		2,650,000	2,697,988
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2034	A-		1,100,000	1,161,533
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000,000	1,059,992
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2030	A-		580,000	614,272
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620,000	1,713,900
NE Ed Hlth–Immanuel	4.00%	1/1/2049	AA	(d)	10,000,000	10,679,445
NH Hlth & Ed–Dartmouth Hitchcock	5.00%	8/1/2059	A		3,110,000	4,001,801
Niagara Area Dev Corp–Catholic Hlth	5.00%	7/1/2052	B1		1,500,000	1,519,379
NJ Hlth–St Josephs Hlth	4.00%	7/1/2048	BBB-		5,000,000	5,231,208
NJ Hlth–St Peters Univ Hsp	5.75%	7/1/2037	BBB-		5,000,000	5,011,622
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2029	AA		135,000	146,052
NY Dorm–Montefiore	4.00%	8/1/2036	BBB-		1,450,000	1,475,819

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
NY Dorm–Montefiore	4.00%	8/1/2038	BBB-		$4,725,000	$4,800,461
NY Dorm–Montefiore	5.00%	8/1/2033	BBB-		1,140,000	1,242,658
NY Dorm–Montefiore	5.00%	8/1/2034	BBB-		1,010,000	1,099,894
NY Dorm–Montefiore	5.00%	8/1/2035	BBB-		1,000,000	1,088,102
NY Dorm–Montefiore Ob Group	5.00%	8/1/2030	BBB-		3,040,000	3,329,291
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300,000	1,457,343
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000,000	1,114,285
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2040	BBB-		1,300,000	1,407,258
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000,000	1,114,018
NY Dorm- Montefiore Medical Center	5.00%	8/1/2028	BBB-		3,055,000	3,363,658
OK DFA–OU Med	5.50%	8/15/2057	BB+		8,590,000	9,313,412
OK DFA–OU Med (AGM)	4.00%	8/15/2048	AA		4,000,000	4,167,724
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,500,000	4,769,542
Orange Co Health Facs Auth–Orlando Health Inc	4.00%	10/1/2052	A+		10,225,000	10,690,153
Oroville–Oroville Hsp	5.25%	4/1/2039	B+		1,000,000	1,075,241
Oroville–Oroville Hsp	5.25%	4/1/2054	B+		1,000,000	1,055,751
PA Econ Dev–Univ Pitt Med Ctr	3.00%	10/15/2038	A		4,725,000	4,446,624
PA Hi Ed–U Penn Hlth	4.00%	8/15/2049	AA		7,000,000	7,241,634
Palm Beach Co Hlth–Lifespace	5.00%	5/15/2053	BBB	(d)	2,375,000	2,467,795
Palomar Hlth	5.00%	11/1/2036	BBB		6,025,000	6,621,571
Palomar Hlth	5.00%	11/1/2039	BBB		5,500,000	6,024,652
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2031	BBB		1,000,000	1,097,024
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2032	BBB		1,000,000	1,094,832
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2033	BBB		2,950,000	3,226,118
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB		1,250,000	1,263,892
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	NR		5,750,000	6,193,282
Savannah Hosp–St.Joseph’s/Candler	4.00%	7/1/2043	A2		5,000,000	5,321,902
Savannah Hosp Auth–St.Joseph’s/Candler	4.00%	7/1/2039	A2		4,500,000	4,819,437
Tampa Hlth & Ed–Moffit Cancer	4.00%	7/1/2045	A2		4,855,000	5,003,995
UCal Med Ctr	5.25%	5/15/2038	AA-		660,000	684,905
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500,000	4,954,486
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		4,000,000	4,239,064
Westchester Co LDC–Westchester Med Ctr	6.00%	11/1/2030	Baa2		110,000	110,323
Westchester Co LDC–Westchester Med Ctr	6.125%	11/1/2037	Baa2		30,000	30,097
WI Hlth & Ed–Marshfield Hlth Sys	4.00%	2/15/2050	A-		7,580,000	7,940,605
WI Hlth & Ed–Sauk-Prarie Mem Hsp	5.375%	2/1/2048	Ba3		840,000	851,351

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
WI PFA–ACTS	5.00%	11/15/2041	A-	(d)	$1,125,000	$1,267,094
WI PFA–Alabama Proton†	6.85%	10/1/2047	NR		1,410,000	1,288,002	(c)
Total						549,152,199

Housing 2.70%
CA HFA–MFH	3.25%	8/20/2036	BBB		7,462,615	7,470,194
CA HFA–MFH	3.50%	11/20/2035	BBB+		5,765,830	6,020,493
CA HFA–MFH	4.00%	3/20/2033	NR		18,135,839	19,222,174
CA HFA–MFH	4.25%	1/15/2035	BBB+		6,734,257	7,293,772
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	A-		650,000	678,488
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410,000	1,502,649
California Housing Finance Agency (FHLMC)	3.75%	3/25/2035	AA+		14,816,217	15,861,155
CSCDA–Pasadena†	4.00%	12/1/2056	NR		3,250,000	2,582,719
CSCDA- Waterscape†	3.00%	9/1/2056	NR		4,500,000	3,436,867
CSCDA- Waterscape†	4.00%	9/1/2046	NR		1,000,000	838,762
Essex Co Imp Auth–NJIT Stud Hsg (BAM)	4.00%	8/1/2056	AA		2,600,000	2,715,712
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,495,000	5,668,173
LA Pub Facs Auth–Provident LSU	5.00%	7/1/2059	A3		2,500,000	2,753,039
MI HDA	3.60%	10/1/2060	AA		6,330,000	5,968,056
NYC HDC	2.80%	2/1/2050	Aa2		10,000,000	8,182,862
NYC HDC	3.35%	11/1/2065	AA+		8,870,000	7,872,308
NYC Hsg–8 Spruce St	3.50%	2/15/2048	BBB-		5,120,000	5,097,207
Phoenix IDA–ASU Std Hsg	5.00%	7/1/2037	Baa3		1,000,000	1,100,469
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2034	BBB-		1,000,000	1,034,187
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2039	BBB-		1,500,000	1,542,713
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2046	BBB-		1,000,000	1,024,215
WA St HFC	3.50%	12/20/2035	BBB+		4,941,017	4,885,590
Total						112,751,804

Lease Obligations 5.69%
Chester Co IDA–Longwood	4.00%	12/1/2051	Aa2		7,750,000	8,296,055
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2026	AA		6,430,000	6,654,293
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500,000	3,675,313
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA		865,000	906,248
IN Fin Auth–Stadium	5.25%	2/1/2032	AA+		5,000,000	5,489,710
KY Bond Dev Corp–Lexington Conv	4.00%	9/1/2048	A+		6,645,000	6,882,610
Los Angeles Co Pub Wks–LACMA Bldg	5.00%	12/1/2045	AA+		6,240,000	7,269,846
Los Angeles USD COP	5.00%	10/1/2025	A		1,000,000	1,017,490

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2032	BBB+	$3,575,000	$2,389,769
MI Fin Auth–Wayne Co Criminal Justice	4.00%	11/1/2048	Aa3	3,500,000	3,712,876
MI St Bldg Auth	4.00%	4/15/2054	Aa2	6,500,000	6,868,843
MI St Bldg Auth	4.00%	10/15/2056	Aa2	10,000,000	10,595,541
NJ Ed Facs–Higher Ed	4.00%	9/1/2029	A3	5,445,000	5,607,210
NJ EDA–Bldgs	5.00%	6/15/2036	A3	1,285,000	1,411,056
NJ EDA–Bldgs	5.00%	6/15/2047	A3	6,050,000	6,562,375
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB	7,500,000	7,848,908
NJ EDA–Sch Facs	4.00%	6/15/2050	A3	1,000,000	1,015,975
NJ EDA–Sch Facs	4.75%	6/15/2031	A3	1,550,000	1,733,074
NJ EDA–Sch Facs	5.00%	3/1/2028	A3	4,320,000	4,449,434
NJ EDA–Sch Facs	5.00%	6/15/2041	A3	5,050,000	5,492,721
NJ EDA–Sch Facs	5.00%	6/15/2042	A3	4,930,000	5,343,936
NJ EDA–Sch Facs	5.50%	6/15/2031	A3	1,450,000	1,669,664
NJ EDA–State House	5.00%	6/15/2043	A3	4,500,000	4,947,019
NJ EDA–Transit	5.00%	11/1/2044	A3	5,500,000	6,070,790
NJ Trans Trust Fund	Zero Coupon	12/15/2028	A3	10,000,000	8,094,665
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A3	1,935,000	1,391,970
NJ Trans Trust Fund	Zero Coupon	12/15/2037	A3	3,390,000	1,888,607
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A3	6,760,000	3,603,439
NJ Trans Trust Fund	4.00%	12/15/2031	A3	2,125,000	2,259,626
NJ Trans Trust Fund	4.00%	6/15/2036	A3	7,250,000	7,562,176
NJ Trans Trust Fund	4.00%	6/15/2044	A3	13,435,000	13,712,581
NJ Trans Trust Fund	4.00%	6/15/2050	A3	20,485,000	20,781,953
NJ Trans Trust Fund	5.00%	12/15/2023	A3	4,425,000	4,631,973
NJ Trans Trust Fund	5.00%	6/15/2030	A+	3,000,000	3,319,311
NJ Trans Trust Fund	5.00%	6/15/2031	A+	2,400,000	2,652,228
NJ Trans Trust Fund	5.00%	12/15/2035	A3	4,200,000	4,661,578
NJ Trans Trust Fund	5.00%	12/15/2036	A3	3,500,000	3,880,196
NJ Trans Trust Fund	5.00%	6/15/2046	A3	12,655,000	13,851,825
NYC TFA–Bldg Aid	5.00%	7/15/2030	AA	10,000,000	10,104,179
NYC TFA–Bldg Aid	5.00%	7/15/2031	AA	6,000,000	6,062,165
NYC TFA–Bldg Aid	5.00%	7/15/2035	AA	545,000	612,682
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	AA-	3,150,000	3,330,670
Santa Clara Co COP	3.00%	5/1/2039	AA+	3,270,000	3,165,392

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
St Louis Fin Corp–Convention Center (AGM)	5.00%		10/1/2045	AA	$2,500,000	$2,865,035
St Louis Fin Corp–Convention Center (AGM)	5.00%		10/1/2049	AA	2,625,000	3,002,366
Total						237,345,373

Other Revenue 2.99%
CA Infra & Econ Dev–Acad Motion Pict	5.00%		11/1/2041	Aa2	2,500,000	2,620,730
CA Infra & Econ Dev–Museum of Nat Hist	4.00%		7/1/2050	A2	4,000,000	4,253,190
CA Sch Fin–Aspire†	4.00%		8/1/2061	BBB	3,275,000	3,322,870
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2048	BBB-	1,650,000	1,789,806
City of Miami Beach–Parking Revs (BAM)	5.00%		9/1/2040	AA	2,000,000	2,161,509
Clifton Higher Ed–IDEA Pub Schs	5.00%		8/15/2042	A-	275,000	277,733
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	A-	1,000,000	1,045,871
Clifton Higher Ed–Intl Ldrshp Sch	6.125%		8/15/2048	NR	7,825,000	8,499,603
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB	1,935,000	2,060,519
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	NR	1,000,000	1,052,396
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	NR	1,000,000	1,052,396
FL DFC–Mater Admy	5.00%		6/15/2050	BBB	2,135,000	2,286,661
FL DFC–Mater Admy	5.00%		6/15/2055	BBB	1,500,000	1,601,027
Grand River Hosp Dist (AGM)	5.25%		12/1/2034	AA	1,000,000	1,138,874
Grand River Hosp Dist (AGM)	5.25%		12/1/2035	AA	1,000,000	1,136,678
Grand River Hosp Dist (AGM)	5.25%		12/1/2037	AA	1,160,000	1,317,795
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB	6,000,000	6,264,489
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	AA-	7,120,000	7,503,405
KY Public Energy Auth–Peak Energy	4.00%	#(a)	2/1/2050	A1	11,660,000	12,328,112
Long Beach Nat Gas–ML	1.789% (3 Mo. LIBOR *.67 + 1.45%	)#	11/15/2027	A2	9,000,000	9,049,893
Lower AL Gas Dist–Goldman Sachs	4.00%	#(a)	12/1/2050	A2	2,000,000	2,067,869
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2046	A2	9,500,000	11,164,187
Main St Nat Gas–Macquarie	5.00%		5/15/2037	A3	2,990,000	3,500,659
Main St Nat Gas–Macquarie	5.00%		5/15/2043	A3	3,250,000	3,534,565
Main St Nat Gas–Macquarie	5.00%		5/15/2049	A3	8,150,000	9,762,063
Maricopa Co IDA–Legacy Schools†	5.00%		7/1/2049	BB+	1,165,000	1,238,302
Maricopa Co IDA–Legacy Schools†	5.00%		7/1/2054	BB+	1,000,000	1,059,694
MI Fin Auth–Bradford Admy	4.30%		9/1/2030	NR	335,000	323,735
MI Fin Auth–Bradford Admy	4.80%		9/1/2040	NR	565,000	538,405
MI Fin Auth–Bradford Admy	5.00%		9/1/2050	NR	925,000	870,239
Middlesex Co Impt Auth–Heldrich Ctr	6.125%		1/1/2025	NR	1,250,000	25,000
Middlesex Co Impt Auth–Heldrich Ctr	6.25%		1/1/2037	NR	1,700,000	34,000

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
MSR Energy Auth–Citi	6.125%	11/1/2029	BBB+	$2,090,000	$2,405,908
NJ EDA–Team Academy	6.00%	10/1/2043	BBB	3,500,000	3,656,037
NYC Cultural–Lincoln Center	4.00%	12/1/2033	A	2,000,000	2,196,142
NYC Cultural–Lincoln Center	4.00%	12/1/2035	A	1,750,000	1,889,221
NYC Cultural–Lincoln Center	5.00%	12/1/2031	A	1,250,000	1,501,076
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB+	7,000,000	7,008,453
UT Fin Auth–Providence Hall Charter	4.00%	10/15/2051	Aa2	1,000,000	1,066,992
Total					124,606,104

Pre-Refunded 0.03%
Philadelphia Sch Dist	5.00%	9/1/2038	NR	5,000	5,620
Philadelphia Sch Dist	5.00%	9/1/2038	A1	995,000	1,097,177
Total					1,102,797

Special Tax 1.57%
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	1,845,000	1,995,891
Atlanta Urban Redevelopment Agency†	3.625%	7/1/2042	NR	1,850,000	1,712,990
Atlanta Urban Redevelopment Agency†	3.875%	7/1/2051	NR	3,325,000	3,054,591
CT Spl Tax–Trans Infra	5.00%	8/1/2034	AA-	3,600,000	3,885,395
CT Spl Tax–Trans Infra	5.00%	1/1/2037	AA-	7,000,000	7,869,886
CT Spl Tax–Trans Infra	5.00%	1/1/2038	AA-	4,250,000	4,772,857
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR	3,265,000	1,697,800
Gramercy Farms Cmnty Dev Dist(b)	5.25%	5/1/2039	NR	1,340,000	214	(c)
Inland Valley Redev Agy	5.25%	9/1/2037	A	4,875,000	5,153,005
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500,000	526,883
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325,000	2,420,799
NYC IDA–Queens Stadium (AGM)	3.00%	1/1/2033	AA	2,750,000	2,673,849
NYC IDA–Queens Stadium (AGM)	3.00%	1/1/2034	AA	1,000,000	954,254
NYC IDA–Yankee Stadium	4.00%	3/1/2045	Baa1	3,600,000	3,771,141
PA COP	4.00%	7/1/2046	A	2,375,000	2,495,403
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	1,500,000	1,608,832
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	1,400,000	1,501,693
Riverside RDA–Housing	8.50%	10/1/2041	A	11,195,000	14,180,586
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2024	A	660,000	661,818
Stone Canyon CID(b)	5.70%	4/1/2022	NR	1,000,000	260,000
Stone Canyon CID(b)	5.75%	4/1/2027	NR	1,300,000	338,000
Village CDD #13	3.00%	5/1/2041	NR	1,250,000	1,109,010
Village CDD #13	3.25%	5/1/2052	NR	3,250,000	2,800,185
Total					65,445,082

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue 4.56%
Casino Reinv Dev Auth	5.25%	11/1/2039	Baa2		$3,300,000	$3,479,629
Casino Reinv Dev Auth	5.25%	11/1/2044	Baa2		1,950,000	2,052,513
Chicago Brd Ed–CIT	5.00%	4/1/2042	A	(d)	1,800,000	1,921,791
Chicago Trans Auth	5.00%	12/1/2046	A+		2,835,000	3,143,969
Chicago Trans Auth	5.00%	12/1/2052	NR		6,500,000	7,322,658
Chicago Trans Auth	5.25%	12/1/2049	AA		10,000,000	10,735,716
Cook Co Sales Tax	4.00%	11/15/2034	AA-		3,750,000	4,046,381
CT Spl Tax–Trans Infra	4.00%	5/1/2036	AA-		2,500,000	2,680,440
CT Spl Tax–Trans Infra	4.00%	5/1/2039	AA-		3,150,000	3,359,121
Guam–Business Privilege Tax	4.00%	1/1/2042	Ba1		1,500,000	1,507,416
MA Sch Bldg Auth–Sales Tax	4.00%	2/15/2043	AA		1,000,000	1,067,601
Met Pier & Expo Auth–Mccormick Place	5.50%	6/15/2053	BBB+		4,415,000	4,690,455
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2045	AA		3,580,000	1,375,504
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2046	AA		1,595,000	584,419
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB+		20,000,000	11,211,640
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB+		15,000,000	8,053,473
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+		10,535,000	7,661,080
Met Pier & Expo Auth–McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA		915,000	990,635
NY Dorm–PIT	3.00%	3/15/2041	AA+		4,400,000	4,140,950
NY Dorm–PIT	4.00%	3/15/2044	Aa2		5,900,000	6,189,451
NY UDC–PIT	5.00%	3/15/2033	AA+		750,000	771,940
NYC TFA–Future Tax	3.00%	5/1/2045	AAA		7,000,000	6,499,016
NYC TFA–Future Tax	4.00%	5/1/2037	AAA		3,000,000	3,130,234
NYC TFA–Future Tax	4.00%	8/1/2042	AAA		1,000,000	1,039,379
NYC TFA–Future Tax	4.00%	5/1/2044	AAA		1,000,000	1,042,217
NYC TFA–Future Tax	5.00%	2/1/2036	AAA		1,000,000	1,052,926
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		1,271,000	1,014,813
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR		2,122,000	1,573,314
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR		2,549,000	1,742,323
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR		2,798,000	622,921
PR Corp Sales Tax	4.329%	7/1/2040	NR		8,303,000	8,609,996
PR Corp Sales Tax	4.329%	7/1/2040	NR		5,253,000	5,450,960

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	4.536%	7/1/2053	NR		$39,000	$40,556
PR Corp Sales Tax	4.55%	7/1/2040	NR		129,000	135,440
PR Corp Sales Tax	4.75%	7/1/2053	NR		6,895,000	7,251,299
PR Corp Sales Tax	4.784%	7/1/2058	NR		1,067,000	1,124,432
PR Corp Sales Tax	5.00%	7/1/2058	NR		24,533,000	26,144,808
Reno Cap Impt (AGM)	4.00%	6/1/2043	AA		4,725,000	4,950,034
Reno Cap Impt (AGM)	4.00%	6/1/2046	AA		6,800,000	7,094,081
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2026	A		275,000	275,736
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A		4,190,000	4,202,517
San Jose Spl Tax–Conv Ctr	6.50%	5/1/2036	A		530,000	531,694
Sparks–Legends at Sparks Marina†	2.50%	6/15/2024	Ba2		265,000	263,256
Sparks–Legends at Sparks Marina†	2.75%	6/15/2028	Ba2		750,000	730,085
Triborough Brdg & Tunl Auth-Payroll Mobility Tax	5.00%	5/15/2051	AA+		10,000,000	11,524,295
VA Small Bus Fin–NTL Senior Lvg	4.00%	1/1/2045	A	(d)	4,000,000	4,143,013
VT Edu Loan Rev AMT	3.375%	6/15/2036	A		3,190,000	3,113,554
Total						190,289,681

Tobacco 3.76%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR		19,000,000	2,828,351
Buckeye Tobacco	5.00%	6/1/2055	NR		33,830,000	35,230,335
Golden St Tobacco	Zero Coupon	6/1/2066	NR		103,000,000	12,572,860
Golden St Tobacco	5.00%	6/1/2029	NR		2,500,000	2,846,583
Golden St Tobacco	5.00%	6/1/2030	Aa3		500,000	519,350
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+		6,770,000	7,003,315
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-		250,000	270,681
MI Tob Settlement	Zero Coupon	6/1/2058	NR		25,000,000	1,196,020
MI Tob Settlement	4.00%	6/1/2049	BBB+		3,365,000	3,436,930
MI Tob Settlement	5.00%	6/1/2049	BBB-		6,625,000	7,176,788
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR		20,000,000	1,210,804
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA		15,000,000	15,746,431
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A		3,325,000	3,632,553
Sacramento Co Tobacco	4.00%	6/1/2034	A-		1,000,000	1,058,930
Sacramento Co Tobacco	4.00%	6/1/2036	A-		1,050,000	1,107,345
Sacramento Co Tobacco	4.00%	6/1/2038	A-		1,000,000	1,050,757
Sacramento Co Tobacco	4.00%	6/1/2040	A-		1,000,000	1,046,432
Sacramento Co Tobacco	4.00%	6/1/2049	BBB+		2,250,000	2,331,999

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
San Diego Co Tobacco	5.00%	6/1/2048	BBB+		$1,500,000	$1,657,365
San Diego Co Tobacco	5.00%	6/1/2048	BBB-		9,485,000	10,280,588
Tobacco Settlement Auth IA	4.00%	6/1/2049	BBB+		2,000,000	2,004,637
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-		1,235,000	1,246,018
Tobacco Settlement Fin Corp LA	5.25%	5/15/2035	A-		2,310,000	2,406,082
Tobacco Settlement Fin Corp NJ	3.20%	6/1/2027	BBB+		750,000	751,113
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2031	A		4,605,000	5,121,826
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2033	A-		1,000,000	1,108,859
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+		3,760,000	4,061,197
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		8,900,000	9,838,746
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		7,540,000	7,585,527
TSASC	5.00%	6/1/2023	B-		3,400,000	3,411,536
TSASC	5.00%	6/1/2035	A-		1,390,000	1,518,598
TSASC	5.00%	6/1/2048	NR		5,550,000	5,725,118
Total						156,983,674

Transportation 26.25%
AL Port Auth (AGM)	5.00%	10/1/2036	AA		750,000	848,378
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA		2,000,000	2,216,624
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA		2,000,000	2,213,993
Alameda Corridor Trsp Auth CR (AGM)	5.00%	10/1/2034	AA		3,650,000	4,065,377
Allegheny Co Airport Auth AMT	5.00%	1/1/2056	A2		10,500,000	11,662,055
Atlanta Arpt–PFC AMT	5.00%	1/1/2028	Aa3		2,000,000	2,102,580
Atlanta Arpt–PFC AMT	5.00%	1/1/2031	Aa3		4,000,000	4,205,160
Atlanta Arpt AMT	4.00%	7/1/2039	Aa3		2,250,000	2,345,409
Bay Area Toll Auth	4.00%	4/1/2049	AA-		4,860,000	5,106,161
CA Muni Fin–LINXS (AGM) AMT	4.00%	12/31/2047	AA		3,630,000	3,722,604
CA Muni Fin–LINXS AMT	4.00%	12/31/2047	BBB-	(d)	14,450,000	14,616,601
CA Muni Fin Auth–LINXS AMT	5.00%	12/31/2038	BBB-	(d)	5,000,000	5,465,583
Canaveral FL Port Auth AMT	5.00%	6/1/2045	A3		4,630,000	5,106,900
Canaveral Port Auth	5.00%	6/1/2048	A3		4,890,000	5,434,728
Central TX Mobility Auth	5.00%	1/1/2045	A-		4,500,000	4,923,574
Central TX Mobility Auth	5.00%	1/1/2046	A-		1,500,000	1,706,530
Central TX Tpk	5.00%	8/15/2033	A-		5,750,000	6,052,686
Central TX Tpk	5.00%	8/15/2037	A-		1,000,000	1,050,614
Chicago Midway Arpt	4.00%	1/1/2034	A-		1,000,000	1,040,428
Chicago O’Hare Arpt	4.00%	1/1/2044	A		13,500,000	13,927,270

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Chicago O’Hare Arpt	5.00%	1/1/2048	A	$1,020,000	$1,130,208
Chicago O’Hare Arpt–TRIPS AMT	5.00%	7/1/2048	BBB+	3,500,000	3,850,726
Chicago O’Hare Arpt AMT	5.00%	1/1/2047	A	5,735,000	6,154,230
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A	10,000,000	10,890,587
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A	10,000,000	10,869,795
Chicago Trans Auth	4.00%	12/1/2055	A+	4,000,000	4,147,460
Chicago Trans Auth	5.00%	12/1/2055	A+	1,750,000	1,947,596
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	900,000	964,133
CT Airport Auth–Bradley Arpt AMT	4.00%	7/1/2049	BBB	3,600,000	3,503,965
CT Airport Auth–Ground Trans Proj AMT	5.00%	7/1/2049	BBB	3,425,000	3,733,939
Delaware River Port Auth	5.00%	1/1/2029	A+	470,000	494,355
Delaware River Port Auth	5.00%	1/1/2034	A+	8,000,000	8,396,242
Denver City & Co Arpt	4.00%	12/1/2043	A	5,000,000	5,194,291
Denver City & Co Arpt AMT	4.00%	12/1/2043	A	2,565,000	2,630,736
Denver City & Co Arpt AMT	4.00%	12/1/2048	A	4,255,000	4,333,486
Denver City & Co Arpt AMT	5.25%	11/15/2043	A	8,000,000	8,316,690
Denver RTD–Eagle P3	4.00%	7/15/2033	Baa1	1,100,000	1,163,077
Denver RTD–Eagle P3	4.00%	7/15/2035	Baa1	1,250,000	1,309,676
Denver RTD–Eagle P3	4.00%	7/15/2039	Baa1	2,120,000	2,254,956
DFW Arpt	5.00%	11/1/2030	A+	850,000	887,802
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A	4,200,000	3,101,874
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A	7,720,000	3,933,279
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2	2,430,000	2,667,950
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2	1,000,000	1,095,371
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2	3,000,000	3,267,756
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A	5,000,000	3,545,958
Foothill / Eastern Corridor Toll Rd	3.50%	1/15/2053	A	12,500,000	12,114,875
Foothill / Eastern Corridor Toll Rd	4.00%	1/15/2043	A-	11,723,000	12,204,139
Foothill / Eastern Corridor Toll Rd	4.00%	1/15/2046	A	15,496,000	16,204,897
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A	9,000,000	9,648,072
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A	8,000,000	8,576,064
Hampton Rds Trans	5.25%	7/1/2060	AA	20,000,000	23,346,584
Hampton Roads Trans Commn	5.50%	7/1/2057	AA	7,500,000	8,597,816
Harris Co Toll Rd (The)	4.00%	8/15/2048	Aa1	500,000	534,897
HI Airport Sys AMT	5.00%	7/1/2041	A+	5,000,000	5,326,175
HI Airport Sys AMT	5.00%	7/1/2048	A+	11,905,000	13,013,450
HI Arprt AMT	4.00%	7/1/2035	A+	4,425,000	4,638,148

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	Ba3	$2,500,000	$2,511,565
Houston Arpt AMT	4.00%	7/1/2047	A1	3,750,000	3,858,712
Kansas City IDA–Kansas City Arpt AMT	4.00%	3/1/2036	A2	3,000,000	3,122,818
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2054	A2	23,835,000	25,984,512
Los Angeles Dept Arpts–LAX AMT	4.00%	5/15/2046	AA-	6,750,000	7,016,242
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2033	Aa3	5,115,000	6,030,537
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2039	AA	9,000,000	10,290,738
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2041	AA	4,000,000	4,288,727
MA Port Auth AMT	4.00%	7/1/2046	Aa2	5,465,000	5,566,721
MA Port Auth AMT	5.00%	7/1/2040	Aa2	1,500,000	1,606,972
MA Port Auth AMT	5.00%	7/1/2045	Aa2	3,315,000	3,537,628
MA Port Auth AMT	5.00%	7/1/2046	Aa2	2,500,000	2,826,970
MA Port Auth AMT	5.00%	7/1/2051	Aa2	7,340,000	8,264,574
MD EDC–Port Covington	4.00%	9/1/2040	NR	2,000,000	1,996,063
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	375,000	414,862
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3	750,000	824,927
MD Trans–Baltimore Intl Arpt AMT	3.00%	6/1/2036	A	7,310,000	6,712,774
Met Airpt Auth–Dulles Metrorail	Zero Coupon	10/1/2037	A-	5,000,000	2,557,081
Met DC Arpt AMT	5.00%	10/1/2027	Aa3	3,250,000	3,462,481
Met DC Arpt AMT	5.00%	10/1/2028	Aa3	2,000,000	2,081,104
Met DC Arpt AMT	5.00%	10/1/2035	Aa3	4,525,000	4,980,657
Met Nashville Arpt	5.00%	7/1/2054	A2	1,000,000	1,119,633
Met Nashville Arpt AMT	4.00%	7/1/2054	A2	3,000,000	3,055,254
Met Nashville Arpt Auth AMT	4.00%	7/1/2049	A2	19,400,000	19,817,129
Met Nashville Arpt Auth AMT	5.00%	7/1/2049	A2	5,000,000	5,538,586
MI Strategic Fund–I-75 AMT	5.00%	6/30/2048	Baa2	2,500,000	2,705,481
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2029	A-	500,000	534,326
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2030	A-	550,000	587,738
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2032	A-	1,160,000	1,239,631
Miami Dade Co Aviation–Mia AMT	4.00%	10/1/2044	A-	1,950,000	1,985,569
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A2	4,435,000	4,689,573
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A2	2,500,000	2,643,502
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2034	A2	10,000,000	10,526,988
Miami Dade CO Aviation–MIA AMT	5.00%	10/1/2049	A-	6,000,000	6,582,638
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A	160,000	170,033
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A	515,000	546,594

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Miami-Dade Co Seaport (AGM)	4.00%		10/1/2049	AA	$9,325,000	$9,857,598
Minneapolis / St Paul Met Arpts	5.00%		1/1/2027	A	575,000	602,975
Minneapolis / St Paul Met Arpts	5.00%		1/1/2031	A	2,000,000	2,093,795
MTA NY	5.00%		11/15/2035	A3	4,265,000	4,652,909
MTA NY	5.00%	#(a)	11/15/2045	A3	2,700,000	3,099,625
MTA NY	5.00%		11/15/2050	A3	11,125,000	12,129,302
MTA NY	5.25%		11/15/2044	A3	9,680,000	10,266,147
MTA NY	5.25%		11/15/2055	A3	20,500,000	22,685,665
MTA NY (AGM)	4.00%		11/15/2054	AA	6,000,000	6,163,132
NC Tpk Auth–Triangle Exprs	5.00%		1/1/2032	BBB	1,350,000	1,488,746
NC Tpk Auth–Triangle Exprs	5.00%		1/1/2043	BBB	1,150,000	1,295,637
NC Tpk Auth–Triangle Exprs (AGM)	4.00%		1/1/2037	AA	14,255,000	15,206,959
NC Tpk Auth–Triangle Exprs (AGM)	4.00%		1/1/2038	AA	1,000,000	1,065,395
NC Tpk Auth–Triangle Exprs (AGM)	4.00%		1/1/2055	AA	4,000,000	4,207,189
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2025	A3	2,750,000	2,889,459
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2026	A3	1,000,000	1,048,209
NJ EDA–Transit	4.00%		11/1/2044	A3	4,715,000	4,820,909
NJ Tpk Auth	4.00%		1/1/2033	AA-	1,630,000	1,761,604
NJ Tpk Auth	4.00%		1/1/2043	AA-	5,555,000	5,868,753
NJ Trans Trust Fund	4.00%		6/15/2045	A3	3,300,000	3,361,631
NJ Trans Trust Fund	4.00%		6/15/2050	A3	7,690,000	7,812,849
NJ Trans Trust Fund	5.00%		6/15/2034	A3	2,625,000	3,007,504
NJ Trans Trust Fund	5.00%		6/15/2035	A3	3,425,000	3,909,518
NJ Trans Trust Fund	5.00%		6/15/2036	A3	5,000,000	5,689,023
NJ Trans Trust Fund	5.00%		6/15/2045	A3	5,000,000	5,525,377
NJ Trans Trust Fund	5.00%		6/15/2050	A3	2,750,000	3,026,245
North TX Twy Auth	5.00%		1/1/2031	A	250,000	261,199
North TX Twy Auth	5.00%		1/1/2040	A+	4,350,000	4,448,065
North TX Twy Auth	5.00%		1/1/2048	A	5,000,000	5,612,074
NY Trans Dev Corp–Delta Airlines AMT	4.00%		10/1/2030	Baa3	8,500,000	8,824,727
NY Trans Dev Corp–Delta Airlines AMT	4.00%		1/1/2036	Baa3	3,295,000	3,370,211
NY Trans Dev Corp–Delta Airlines AMT	5.00%		1/1/2036	Baa3	2,250,000	2,448,516
NY Trans Dev Corp–Delta Airlines AMT	5.00%		10/1/2040	Baa3	11,500,000	12,706,264
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2029	Baa3	2,455,000	2,698,947
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2030	Baa3	3,275,000	3,594,483
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2033	Baa3	12,450,000	13,596,106
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2034	Baa3	4,205,000	4,587,493
NY Trans Dev Corp–JFK IAT	4.00%		12/1/2039	Baa1	3,000,000	3,107,604

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
NY Trans Dev Corp–JFK IAT	4.00%	12/1/2041	Baa1		$1,000,000	$1,033,556
NY Trans Dev Corp–JFK IAT	4.00%	12/1/2042	Baa1		2,000,000	2,063,199
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2035	Baa1		1,000,000	1,120,554
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2037	Baa1		1,500,000	1,673,671
NY Trans Dev Corp–JFK IAT AMT	4.00%	12/1/2040	Baa1		3,970,000	4,037,708
NY Trans Dev Corp–JFK IAT AMT	5.00%	12/1/2025	Baa1		1,100,000	1,173,248
NY Trans Dev Corp–JFK IAT AMT	5.00%	12/1/2035	Baa1		1,905,000	2,130,105
NY Trans Dev Corp–JFK IAT AMT	5.00%	12/1/2037	Baa1		1,390,000	1,550,935
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2041	Baa3		7,365,000	7,520,678
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2046	Baa3		2,340,000	2,390,656
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		7,315,000	7,669,706
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		20,605,000	21,564,216
NY Twy Auth	4.00%	1/1/2040	A1		10,000,000	10,621,471
NY Twy Auth (AGM)	4.00%	1/1/2051	AA		2,725,000	2,824,211
NYS Thruway–Service Area AMT	4.00%	10/31/2041	BBB-	(d)	5,885,000	6,143,968
NYS Thruway–Service Area AMT	4.00%	10/31/2046	BBB-	(d)	18,125,000	18,688,664
Ontario Intl Airport (AGM)	4.00%	5/15/2051	AA		2,400,000	2,496,764
Ontario Intl Airport (AGM)	5.00%	5/15/2046	AA		2,000,000	2,321,576
Orlando & Orange Co Expwy Auth	4.00%	7/1/2035	A+		5,000,000	5,255,614
Osceola Co Trans–Osceola Parkway	5.00%	10/1/2039	BBB+		1,000,000	1,124,019
Osceola Parkway	4.00%	10/1/2054	BBB+		9,300,000	9,570,265
PA Tpk Commn	3.00%	12/1/2042	A		2,500,000	2,345,897
PA Tpk Commn	4.00%	12/1/2038	A3		3,425,000	3,641,178
PA Tpk Commn	4.00%	12/1/2043	A		1,500,000	1,576,899
PA Tpk Commn	4.00%	12/1/2044	A		3,950,000	4,141,825
PA Tpk Commn	4.00%	12/1/2045	A		3,125,000	3,262,988
PA Tpk Commn	5.00%	6/1/2029	A3		9,000,000	9,857,308
PA Tpk Commn	5.00%	12/1/2039	A+		750,000	803,183
PA Tpk Commn	5.00%	12/1/2044	A3		3,500,000	4,017,248
Philadelphia Airport AMT	5.00%	7/1/2042	A2		4,440,000	4,842,348
Philadelphia Arpt AMT	5.00%	7/1/2051	A2		7,030,000	7,868,175
Philadelphia Arpt AMT (AGM)	4.00%	7/1/2046	AA		2,800,000	2,875,584
Phoenix Arpt AMT	4.00%	7/1/2037	A1		8,000,000	8,330,725
Phoenix Arpt AMT	4.00%	7/1/2038	A1		5,960,000	6,197,842
Port Auth NY & NJ	4.00%	9/1/2043	Aa3		2,000,000	2,120,133
Port Auth NY & NJ	5.25%	10/15/2055	Aa3		3,675,000	4,030,562
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3		8,030,000	8,204,948

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Auth NY & NJ AMT	4.00%	7/15/2060	Aa3	$7,200,000	$7,302,370
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000,000	2,100,685
PR Hwy & Trans Auth(b)	4.00%	7/1/2017	NR	240,000	144,000
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000,000	2,095,761
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2025	AA	2,000,000	2,131,155
Riverside Co Trsp Comm	4.00%	6/1/2040	A	2,115,000	2,231,676
Riverside Co Trsp Commn	4.00%	6/1/2046	A	6,915,000	7,198,741
Sacramento Co Arpt	5.00%	7/1/2041	A	8,000,000	8,764,053
Salt Lake City Arpt AMT	5.00%	7/1/2036	A	10,045,000	11,542,058
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	5,000,000	5,499,088
San Antonio Arpt AMT	5.00%	7/1/2045	A1	8,435,000	8,985,258
San Diego Arpt	5.00%	7/1/2044	A-	4,500,000	5,066,501
San Diego Arpt	5.00%	7/1/2051	A2	5,500,000	6,305,537
San Diego Arpt AMT	4.00%	7/1/2044	A-	800,000	819,242
San Francisco Arpt	5.00%	5/1/2052	A1	5,000,000	5,766,221
San Francisco Arpt AMT	4.00%	5/1/2049	A1	1,500,000	1,535,796
San Francisco Arpt AMT	5.00%	5/1/2050	A1	8,150,000	8,951,618
San Francisco Arpt AMT	5.00%	5/1/2052	A1	3,000,000	3,396,207
San Francisco Arpt AMT	5.25%	5/1/2033	A1	7,000,000	7,211,084
San Joaquin Hills Trsp Corridor	4.00%	1/15/2050	A	4,215,000	4,412,153
San Jose Arpt	5.00%	3/1/2047	A2	750,000	820,480
San Jose Arpt AMT	5.00%	3/1/2047	A2	2,800,000	3,021,904
SC St Port Auth AMT	5.00%	7/1/2044	A+	5,000,000	5,533,545
Triborough Brdg & Tunl Auth	3.00%	11/15/2047	AA-	7,280,000	6,671,677
Triborough Brdg & Tunl Auth	4.00%	11/15/2054	AA-	12,505,000	13,110,751
Triborough Brdg & Tunl Auth	5.00%	11/15/2042	AA-	1,640,000	1,836,797
Triborough Brdg & Tunl Auth	5.00%	11/15/2054	AA-	6,525,000	7,430,523
TX Surface Trans Corp–I-635	4.00%	6/30/2037	Baa2	2,950,000	3,096,054
TX Surface Trans Corp–I-635	4.00%	12/31/2037	Baa2	2,125,000	2,226,921
TX Surface Trans Corp–I-635	4.00%	6/30/2038	Baa2	1,050,000	1,097,770
TX Surface Trans Corp–I-635	4.00%	12/31/2038	Baa2	1,375,000	1,437,557
TX Surface Trans Corp–I-635	4.00%	6/30/2039	Baa2	1,340,000	1,397,686
TX Surface Trans Corp–I-635	4.00%	12/31/2039	Baa2	1,025,000	1,069,126
TX Surface Trans Corp–I-635	4.00%	6/30/2040	Baa2	1,125,000	1,171,583
TX Surface Trans Corp–NTE 3C AMT	5.00%	6/30/2058	Baa3	11,935,000	13,118,495
TX Trans Comm–Hwy 249	5.00%	8/1/2057	Baa3	2,625,000	2,829,422
VA Small Bus Fing–95 Express AMT	5.00%	1/1/2032	BBB-	6,225,000	7,158,029

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
VA Small Bus Fing–95 Express AMT	5.00%		1/1/2033	BBB-	$2,500,000	$2,857,764
VA Small Bus Fing–95 Express AMT	5.00%		1/1/2035	BBB-	6,715,000	7,653,617
VA Small Bus Fing–95 Express AMT	5.00%		7/1/2036	BBB-	6,685,000	7,601,109
VA Small Bus Fing–Elizabeth River	6.00%		1/1/2037	BBB	1,230,000	1,242,317
VA Small Bus Fing–Elizabeth River	5.25%		1/1/2032	BBB	6,100,000	6,148,451
VA Small Bus Fing–Elizabeth River AMT(e)	4.00%		1/1/2038	BBB	4,500,000	4,649,746
VA Small Bus Fing–Elizabeth River AMT(e)	4.00%		1/1/2040	BBB	4,000,000	4,122,318
Wayne Co Arpt AMT	5.00%		12/1/2039	A1	1,700,000	1,799,752
Wayne Co Arpt AMT	5.00%		12/1/2042	A1	1,200,000	1,316,667
WV Parkways Auth	4.00%		6/1/2047	AA-	5,235,000	5,572,706
Total						1,094,819,292

Utilities 13.12%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	1,500,000	1,700,239
Baltimore Wastewater	5.00%		7/1/2039	Aa3	4,750,000	5,082,768
Baltimore Water	4.00%		7/1/2049	Aa2	5,850,000	6,183,359
Baltimore Water	5.00%		7/1/2032	Aa3	2,435,000	2,614,092
Baltimore Water	5.00%		7/1/2046	Aa3	10,000,000	11,029,646
Black Belt Energy Gas Dist	4.00%	#(a)	6/1/2051	Aa1	13,945,000	15,131,236
Black Belt Energy Gas Dist	4.00%	#(a)	12/1/2052	Baa1	11,100,000	11,855,979
Black Belt Energy Gas Dist–Goldman Sachs	4.00%	#(a)	4/1/2053	A2	15,000,000	15,787,173
Burke Co Dev–Oglethorpe Power	4.125%		11/1/2045	BBB+	3,095,000	3,188,384
Burke Co Dev–Oglethorpe Power	4.125%		11/1/2045	BBB+	3,550,000	3,657,112
CA Poll Ctl–Poseidon Res†	5.00%		7/1/2039	Baa3	2,200,000	2,436,916
CA Poll Ctl–Poseidon Res†	5.00%		11/21/2045	Baa3	2,750,000	3,011,228
Campbell Co Solid Wste–Basin Elec	3.625%		7/15/2039	A	11,270,000	11,290,462
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	500,000	572,518
Central Plains–Goldman Sachs	5.00%		9/1/2032	A2	5,525,000	5,602,444
Central Plains–Goldman Sachs	5.00%		9/1/2042	BBB+	11,040,000	12,957,391
Central Plains–Goldman Sachs	5.25%		9/1/2037	A2	9,025,000	9,160,647
Chicago Water	5.00%		11/1/2029	A	4,560,000	5,160,048
Chicago Water	5.00%		11/1/2036	A	1,775,000	1,981,122
Chicago Water	5.00%		11/1/2039	A	3,455,000	3,668,069
Chicago Water (AGM)	5.00%		11/1/2036	AA	3,000,000	3,408,161
Chicago Water (AGM)	5.00%		11/1/2037	AA	2,500,000	2,840,135
CO Public Auth–ML	6.50%		11/15/2038	A2	9,565,000	12,889,798
Compton Water	6.00%		8/1/2039	NR	5,500,000	5,513,406
Detroit Sewer	5.00%		7/1/2034	A+	1,980,000	2,142,366

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2034	AA	$4,000,000	$4,237,308
GA Muni Elec Auth–MEAG	5.00%		1/1/2033	A2	1,910,000	2,046,619
GA Muni Elec Auth–MEAG	5.00%		1/1/2048	BBB+	5,000,000	5,465,540
GA Muni Elec Auth–MEAG	5.00%		1/1/2056	A	3,810,000	4,209,205
GA Muni Elec Auth–MEAG	5.00%		1/1/2059	BBB+	2,000,000	2,182,304
Guam Waterworks	5.00%		1/1/2050	A-	2,250,000	2,525,238
HI Dept Budget–Hawaiian Electric	3.20%		7/1/2039	Baa1	18,865,000	18,702,733
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa1	6,235,000	6,300,075
HI Dept Budget–Hawaiian Electric AMT	4.00%		3/1/2037	Baa1	3,000,000	3,105,158
IN Fin Auth–OVEC	5.00%		6/1/2039	Baa3	2,330,000	2,336,836
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB	350,000	356,670
Jefferson Co Sewer	6.00%		10/1/2042	BBB	5,000,000	5,535,804
Jefferson Co Sewer	6.50%		10/1/2053	BBB	7,700,000	8,577,056
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2026	AA	1,000,000	850,446
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2027	AA	4,875,000	3,892,002
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA	3,555,000	3,811,044
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	Baa1	5,000,000	5,511,257
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	Baa1	5,000,000	5,506,868
KY Public Energy Auth–Morgan Stanley	4.00%	#(a)	8/1/2052	A1	16,000,000	17,136,779
Long Beach Nat Gas–ML	5.50%		11/15/2037	A2	8,950,000	11,410,890
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2031	A2	2,575,000	2,949,071
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2040	A	2,970,000	3,195,460
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2051	A	3,750,000	4,311,945
Main St Nat Gas†	4.00%	#(a)	8/1/2052	BBB-	25,000,000	25,656,130
Main St Nat Gas–Citibank	4.00%	#(a)	3/1/2050	A3	2,725,000	2,843,274
Main St Nat Gas–Citibank	4.00%	#(a)	5/1/2052	A3	8,750,000	9,237,672
Main St Nat Gas–Macquarie	5.00%		5/15/2035	A3	2,000,000	2,312,169
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		2/1/2040	Baa2	5,085,000	5,127,450
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		4/1/2040	Baa2	4,315,000	4,351,022
New Orleans Water	5.00%		12/1/2034	A-	1,000,000	1,077,093
Norfolk Water	5.25%		11/1/2028	AA+	1,000,000	1,113,847
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A	5,400,000	5,492,298
NYC Muni Water	3.50%		6/15/2048	AA+	9,435,000	9,331,749
NYC Muni Water	5.00%		6/15/2036	AA+	500,000	531,330
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+	4,000,000	4,310,907
Paducah Electric (AGM)	5.00%		10/1/2033	AA	1,000,000	1,119,695

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Paducah Electric (AGM)	5.00%		10/1/2034	AA		$1,000,000	$1,118,786
Paducah Electric (AGM)	5.00%		10/1/2035	AA		1,000,000	1,117,878
Philadelphia Gas Works	5.00%		8/1/2029	A		2,000,000	2,177,247
Philadelphia Gas Works	5.00%		8/1/2030	A		1,500,000	1,628,413
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+		3,355,000	3,656,444
Philadelphia Water & Wastewater	5.00%		10/1/2046	A+		4,475,000	5,188,406
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+		6,610,000	7,536,378
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		4,000,000	4,524,117
PR Elec Pwr Auth(b)	0.844% (3 Mo. LIBOR *.67 + .70%	)#	7/1/2031	D	(d)	4,000,000	3,545,002
PR Elec Pwr Auth(b)	5.00%		7/1/2028	D	(d)	270,000	258,525
PR Elec Pwr Auth(b)	5.25%		7/1/2028	D	(d)	880,000	847,000
PR Elec Pwr Auth (AGC)	4.25%		7/1/2027	AA		280,000	283,005
Prichard Wtr & Swr	4.00%		11/1/2044	BB-		1,530,000	1,366,479
Prichard Wtr & Swr	4.00%		11/1/2049	BB-		3,890,000	3,414,490
Salt Verde Fin Corp–Citi	5.00%		12/1/2032	A3		6,205,000	7,188,589
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	A3		15,995,000	18,970,723
Salt Verde Fin Corp–Citi	5.25%		12/1/2027	A3		3,750,000	4,224,201
San Antonio Water Sys	5.00%		5/15/2050	AA		3,000,000	3,484,862
SC Pub Service Auth–Santee Cooper	4.00%		12/1/2042	A		5,000,000	5,287,843
SE AL Gas Dist	4.00%	#(a)	12/1/2051	A1		35,000,000	37,611,976
Southern CA Pub Pwr Auth–Goldman Sachs	1.682% (3 Mo. LIBOR *.67 + 1.47%	)#	11/1/2038	A2		3,090,000	2,880,754
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A2		4,165,000	4,912,249
TEAC–Goldman Sachs	5.00%	#(a)	5/1/2052	A2		10,000,000	11,449,658
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(d)	10,550,000	11,845,903
Texas Water Dev Brd	4.00%		10/15/2037	AAA		7,760,000	8,461,367
Transbay Pwr Auth	5.00%		10/1/2045	A-	(d)	1,000,000	1,156,841
Transbay Pwr Auth	5.00%		10/1/2049	A-	(d)	1,310,000	1,508,572
Trimble Env Facs–Louisville Gas & Elec	3.75%		6/1/2033	A1		12,500,000	13,285,141
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2030	A3		6,500,000	7,284,114
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2031	A3		6,000,000	6,773,484
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2032	A3		7,420,000	8,433,443
Total							546,947,533
Total Municipal Bonds (cost $4,166,520,624)							4,121,379,137

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2022

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.49%

VARIABLE RATE DEMAND NOTES 0.49%

Corporate-Backed 0.09%
Mobile IDB–AL Power	0.380%	4/1/2022	12/1/2037	A1	$3,635,000	$3,635,000

Tax Revenue 0.04%
NYC TFA–Future Tax	0.430%	4/1/2022	5/1/2034	AAA	1,930,000	1,930,000

Utilities 0.36%
Appling Co Dev–GA Power	0.560%	4/1/2022	9/1/2041	BBB+	14,515,000	14,515,000
NYC Muni Water	0.430%	4/1/2022	6/15/2050	AA+	500,000	500,000
Total						15,015,000
Total Short-Term Investments (cost $20,580,000)						20,580,000
Total Investments in Securities 99.31% (cost $4,187,100,624)						4,141,959,137
Other Assets and Liabilities – Net 0.69%						28,585,352
Net Assets 100.00%						$4,170,544,489

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
CR	Custodian Receipt.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $175,083,653, which represents 4.20% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis (See Note 2(g)).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$305,462,728	$10,789,841	$316,252,569
Health Care	3,913,485	543,950,712	1,288,002	549,152,199
Special Tax	–	65,444,868	214	65,445,082
Remaining Industries	–	3,190,529,287	–	3,190,529,287
Short-Term Investments
Variable Rate Demand Notes	–	20,580,000	–	20,580,000
Total	$3,913,485	$4,125,967,595	$12,078,057	$4,141,959,137

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.24%

MUNICIPAL BONDS 99.24%

Corporate-Backed 15.16%
Allegheny Co IDA–US Steel	5.125%		5/1/2030	BB-	$3,990,000	$4,416,507
AR DFA–Big River Steel AMT†	4.50%		9/1/2049	Ba2	30,000,000	30,588,747
AR DFA–Big River Steel AMT†	4.75%		9/1/2049	Ba2	21,500,000	22,347,289
Beauregard Parish–Office Max	6.80%		2/1/2027	B1	5,000,000	5,002,515
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450,000	1,514,037
CA Muni Fin–United Airlines AMT	4.00%		7/15/2029	B+	2,000,000	2,040,295
Calhoun Co IDA–Max Midstream AMT†	3.625%		7/1/2026	NR	12,800,000	12,747,186
Charlotte Co IDA–Babcock Ranch AMT†	4.00%		10/1/2041	NR	1,500,000	1,463,069
Charlotte Co IDA–Babcock Ranch AMT†	4.00%		10/1/2051	NR	5,000,000	4,703,182
City of Henderson KY AMT(a)	3.70%		1/1/2032	NR	4,000,000	4,026,676
City of Henderson KY AMT(a)	4.45%		1/1/2042	NR	2,750,000	2,778,001
City of Henderson KY AMT(a)	4.45%		1/1/2042	NR	1,500,000	1,515,273
Downtown Doral CDD†	4.75%		12/15/2038	NR	625,000	666,269
Downtown Doral CDD†	5.00%		12/15/2048	NR	1,500,000	1,588,352
FL DFC–Waste Pro AMT†	5.00%		5/1/2029	NR	4,500,000	4,696,299
Fort Bend IDC–NRG Energy	4.75%		11/1/2042	Baa2	3,590,000	3,637,993
Greater Orlando Aviation–Jet Blue	5.00%		11/15/2036	NR	2,000,000	2,039,781
Hoover IDA–US Steel AMT	5.75%		10/1/2049	BB-	17,200,000	19,143,655
Hoover IDA–US Steel AMT	6.375%	#(b)	11/1/2050	BB-	2,500,000	2,967,261
Houston Arpt–United Airlines AMT	5.00%		7/1/2029	Ba3	13,325,000	13,862,685
IA Fin Auth–Alcoa	4.75%		8/1/2042	BB+	10,385,000	10,441,644
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	31,410,000	32,533,363
IN Fin Auth–US Steel	4.125%		12/1/2026	BB-	5,850,000	6,051,492
IN Fin Auth–US Steel AMT	6.75%		5/1/2039	BB-	3,500,000	4,272,384
Jefferson Co Port Auth–JSW Steel AMT†	3.50%		12/1/2051	Ba2	13,000,000	10,863,546
LA Env Facs–Entergy	2.50%		4/1/2036	A	15,000,000	13,144,422
LA St John Parish–Marathon Oil	2.20%	#(b)	6/1/2037	BBB-	1,000,000	968,339
Maricopa Co IDA–Commercial Metals AMT†	4.00%		10/15/2047	BB+	10,335,000	10,253,129
MD EDC–Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR	3,430,000	2,058,000
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	5,000,000	5,255,099
NH National Fin Auth–Covanta†	3.625%	#(b)	7/1/2043	B1	1,785,000	1,701,050	(d)
NH National Fin Auth–Covanta AMT†	3.75%	#(b)	7/1/2045	B1	4,725,000	4,572,843
NH National Fin Auth–Covanta AMT†	4.00%		11/1/2027	B1	1,250,000	1,261,421
NH National Fin Auth–Covanta AMT†	4.875%		11/1/2042	B1	12,000,000	12,132,506

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1		$2,500,000	$2,519,610
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1		10,000,000	10,095,435
NJ EDA–Continental Airlines	5.25%		9/15/2029	Ba3		5,960,000	6,065,404
NJ EDA–Continental Airlines	5.50%		6/1/2033	Ba3		6,760,000	7,028,719
NY Env Facs–Casella Waste AMT†	3.125%	#(b)	12/1/2044	B		2,000,000	2,022,945
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR		38,475,000	40,305,498
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR		7,100,000	7,539,657
NY Liberty Dev Corp–4 WTC	2.30%		11/15/2034	A		1,000,000	860,967
NY Liberty Dev Corp–4 WTC	2.50%		11/15/2036	A		7,500,000	6,492,192
NY Trans Dev Corp–American Airlines AMT	2.25%		8/1/2026	B	(e)	6,315,000	6,096,774
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2026	B-		3,100,000	3,126,898
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2031	B-		21,480,000	21,666,380
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-		7,315,000	7,978,129
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-		6,500,000	7,370,506
NYC IDA–TRIPS	5.00%		7/1/2028	BBB+		6,135,000	6,172,324
OH Air Dev Auth–OVEC	3.25%		9/1/2029	Baa3		8,500,000	8,221,463
OH Air Quality–AMG Vanadium AMT†	5.00%		7/1/2049	B-		38,290,000	39,819,368
PA EDA–Consol Energy AMT†	9.00%	#(b)	4/1/2051	CCC		4,250,000	5,059,192
PA EDA–Covanta AMT†	3.25%		8/1/2039	B1		6,980,000	6,354,494	(d)
PA EDA–National Gypsum AMT	5.50%		11/1/2044	NR		1,000,000	1,028,920
Parish of St James–Nustar Logistics†	6.10%	#(b)	12/1/2040	BB-		1,250,000	1,478,853
Parish of St James–Nustar Logistics†	6.35%		7/1/2040	BB-		5,000,000	5,925,447
Parish of St James–Nustar Logistics†	6.35%		10/1/2040	BB-		7,690,000	9,113,338
Polk Co IDA–Mineral Development†	5.875%		1/1/2033	NR		7,375,000	8,237,359	(d)
Port Beaumont Nav Dis–Jefferson Rail AMT†	3.625%		1/1/2035	NR		6,765,000	6,519,928
Port Beaumont Nav Dis–Jefferson Rail AMT†	4.00%		1/1/2050	NR		12,590,000	11,710,641
Port Beaumont Nav Dis–Jefferson Rail AMT†	3.00%		1/1/2050	NR		9,250,000	7,100,018
Public Finance Authority AMT	4.00%		9/30/2051	Baa3		12,750,000	12,750,372
Public Finance Authority AMT	4.00%		3/31/2056	Baa3		8,500,000	8,333,183
Rumford Solid Waste–Office Max	6.875%		10/1/2026	B1		1,500,000	1,500,754
Spring Valley Community Infrastructure District No. 1†	3.75%		9/1/2051	NR		13,125,000	10,948,791
St James Parish–Nustar Logistics†	5.85%	#(b)	8/1/2041	BB-		1,000,000	1,078,956
Tuscaloosa IDA–Hunt Refining†	5.25%		5/1/2044	NR		28,665,000	29,447,276

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
UIPA Crossroads Public Infrastructure District†	4.125%		6/1/2041	NR	$2,000,000	$1,770,403
UIPA Crossroads Public Infrastructure District†	4.375%		6/1/2052	NR	10,000,000	8,601,049
VA Small Bus Fing–Covanta AMT†	5.00%	#(b)	1/1/2048	B	3,150,000	3,192,561
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	430,000	444,754
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	4,000,000	4,248,926
West Pace Coop Dist(c)	9.125%		5/1/2039	NR	13,770,000	10,465,200	(d)
WI PFA–American Dream†	6.75%		12/1/2042	NR	1,000,000	1,004,999
WI PFA–Celanese AMT	4.30%		11/1/2030	BBB	4,215,000	4,426,932
WI PFA–Celanese AMT	5.00%		1/1/2024	BBB	6,750,000	7,068,621
WI PFA–Celanese AMT	5.00%		12/1/2025	BBB	1,950,000	2,131,507
WI PFA–Sky Harbour AMT	4.00%		7/1/2041	NR	2,500,000	2,319,962
WI PFA–Sky Harbour AMT	4.25%		7/1/2054	NR	22,000,000	20,132,952
WI PFA–TRIPS AMT	5.00%		7/1/2042	BBB+	11,000,000	11,049,292
Total						644,081,259

Education 5.53%
AZ IDA–Academy of Math & Science†	5.625%		7/1/2048	BB	2,235,000	2,397,286
AZ IDA–Academy of Math & Science†	5.75%		7/1/2053	BB	3,000,000	3,229,875
AZ IDA–Odyssey Prep†	5.00%		7/1/2049	BB-	2,000,000	2,091,684
AZ IDA–Odyssey Prep†	5.00%		7/1/2054	BB-	5,000,000	5,216,480
CA Muni Fin–Julian Chtr Sch†	5.625%		3/1/2045	B+	11,500,000	11,614,300
CA Muni Fin–William Jessup U	5.00%		8/1/2048	NR	8,075,000	8,223,135
Cap Trust Ed–Advantage Charter Scho	5.00%		12/15/2049	Baa3	1,360,000	1,442,502
Cap Trust Ed–Advantage Charter Scho	5.00%		12/15/2054	Baa3	705,000	745,696
Cap Trust Ed–Renaissance Charter†	5.00%		6/15/2039	NR	1,950,000	2,017,686
Cap Trust Ed–Renaissance Charter†	5.00%		6/15/2049	NR	9,815,000	10,059,753
Chicago Brd Ed	5.00%		12/1/2044	BB	4,860,000	5,179,147
Clifton Higher Ed–Intl Ldrshp Sch	5.75%		8/15/2045	NR	6,500,000	6,989,942
Columbus–Franklin Co–Ohio Dominican U	6.50%		3/1/2048	NR	5,055,000	4,675,053
Columbus–Franklin Co–Ohio Dominican U	6.50%		3/1/2053	NR	3,500,000	3,201,661
Dutchess Co LDC–Bard College†	5.00%		7/1/2045	BB+	4,000,000	4,357,370
Dutchess Co LDC–Bard College†	5.00%		7/1/2051	BB+	9,000,000	9,750,928
Farmville IDA–Longwood Univ Hsg	5.00%		1/1/2059	BBB-	6,000,000	6,482,987
FL HI Ed–Jacksonville Univ†	5.00%		6/1/2048	NR	6,400,000	6,588,459
FL HI Ed–Jacksonville Univ†	5.00%		6/1/2053	NR	6,500,000	6,672,731
Frederick Co Ed–Mount St Mary’s Univ†	5.00%		9/1/2037	BB+	1,500,000	1,574,481

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Frederick Co Ed–Mount St Mary’s Univ†	5.00%		9/1/2045	BB+		$12,645,000	$13,092,283
IL Fin Auth–IL Inst of Tech	4.00%		9/1/2041	Baa3		5,490,000	5,658,223
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2038	Baa3		4,885,000	5,425,483
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2040	Baa3		1,750,000	1,938,389
MA DFA–Lasell Clg	4.00%		7/1/2040	BB+		3,005,000	2,984,454
MA DFA–Lasell Clg	4.00%		7/1/2045	BB+		1,755,000	1,708,229	(d)
Maricopa Co IDA–Ottawa Univ†	5.25%		10/1/2040	NR		3,000,000	3,243,221
Maricopa Co IDA–Ottawa Univ†	5.50%		10/1/2051	NR		7,915,000	8,559,127
Marietta Dev Auth–Life Univ†	5.00%		11/1/2037	Ba3		9,000,000	9,396,881
Marietta Dev Auth–Life Univ†	5.00%		11/1/2047	Ba3		8,000,000	8,242,730
Nashville Hlth & Ed–Lipscomb U	5.25%		10/1/2058	BBB		12,150,000	13,258,107
New Hope Cultural Education Facilities Finance Cor†	4.00%		8/15/2036	BB+		2,000,000	1,999,922
New Hope Cultural Education Facilities Finance Cor†	4.00%		8/15/2041	BB+		3,320,000	3,267,067
New Hope Cultural Education Facilities Finance Cor†	4.00%		8/15/2046	BB+		3,035,000	2,915,967
NV Dept of Bus & Ind–Somerset†	5.00%		12/15/2048	BB		1,500,000	1,556,738
NY Dorm–Touro Clg	5.25%		1/1/2034	BBB-	(e)	2,955,000	3,111,111
NYC IDA–Yankee Stadium (AGM)	4.00%		3/1/2045	AA		2,400,000	2,555,761
OK DFA–Oklahoma City Univ	5.00%		8/1/2049	BBB-		6,000,000	6,426,824
Phoenix IDA–Basis Schs†	5.00%		7/1/2045	BB		2,500,000	2,612,284
Phoenix IDA–Basis Schs†	5.00%		7/1/2047	BB		1,325,000	1,410,214
Phoenix IDA–Basis Schs†	5.00%		7/1/2051	BB		3,080,000	3,270,529
Public Finance Authority†	4.00%		7/1/2051	Ba1		2,870,000	2,811,628
Public Finance Authority†	4.00%		7/1/2061	Ba1		7,200,000	6,830,696	(d)
Tuscarawas Co Eco Dev–Ashland Univ	6.00%		3/1/2045	NR		5,000,000	5,195,176
Univ of Illinois (AGM)	4.00%		4/1/2037	AA		5,745,000	6,181,421
WI PFA–MN Clg of Osteopatic Med†(c)	5.50%		12/1/2048	NR		82,164	41,082
WI PFA–Wingate Univ	5.25%		10/1/2043	BBB		2,000,000	2,140,085
WI PFA–Wingate Univ	5.25%		10/1/2048	BBB		6,000,000	6,391,740
Total							234,736,528

Energy 0.27%
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2034	A2		5,000,000	5,829,830
PEFA Gas–Goldman Sachs	5.00%	#(b)	9/1/2049	A3		5,000,000	5,406,837
Total							11,236,667

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Financial Services 0.61%
Berks Co IDA–Tower Hlth	5.00%	11/1/2047	BB-	$5,675,000	$5,816,179
Berks Co IDA–Tower Hlth	5.00%	11/1/2050	BB-	13,325,000	13,595,539
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	6,670,000	6,482,599
Total					25,894,317

General Obligation 10.46%
Academical Village CCD	3.625%	5/1/2040	NR	2,320,000	2,203,700
Academical Village CCD	4.00%	5/1/2051	NR	6,000,000	5,825,801
American Samoa GO†	5.00%	9/1/2038	Ba3	4,000,000	4,527,485
American Samoa GO	6.625%	9/1/2035	Ba3	2,100,000	2,333,024
American Samoa GO†	7.125%	9/1/2038	Ba3	6,520,000	7,927,116
Arlington ISD–Brooks Academies	5.00%	6/15/2041	NR	3,000,000	3,022,353
Arlington ISD–Brooks Academies	5.00%	6/15/2051	NR	4,230,000	4,223,235
Chicago Brd Ed	5.00%	12/1/2029	BB	5,000,000	5,469,558
Chicago Brd Ed	5.00%	12/1/2030	BB	5,170,000	5,638,776
Chicago Brd Ed	5.00%	12/1/2030	BB	5,000,000	5,541,169
Chicago Brd Ed	5.00%	12/1/2031	BB	2,500,000	2,717,011
Chicago Brd Ed	5.00%	12/1/2032	BB	2,000,000	2,171,075
Chicago Brd Ed	5.00%	12/1/2033	BB	1,500,000	1,626,801
Chicago Brd Ed	5.00%	12/1/2033	BB	9,930,000	10,884,701
Chicago Brd Ed	5.00%	12/1/2034	BB	3,000,000	3,279,927
Chicago Brd Ed	5.00%	12/1/2035	BB	1,500,000	1,638,254
Chicago Brd Ed	5.00%	12/1/2036	BB	1,250,000	1,363,707
Chicago Brd Ed	5.00%	12/1/2036	BB	1,865,000	2,034,651
Chicago Brd Ed	5.00%	12/1/2037	BB	10,100,000	11,014,510
Chicago Brd Ed	5.00%	12/1/2038	BB	5,000,000	5,439,917
Chicago Brd Ed	5.00%	12/1/2039	BB	5,575,000	6,056,033
Chicago Brd Ed	5.00%	12/1/2041	BB	5,300,000	5,740,237
Chicago Brd Ed	5.00%	12/1/2042	BB	11,605,000	11,792,888
Chicago Brd Ed	5.00%	12/1/2047	BB	35,440,000	38,153,162
Chicago Brd Ed	5.25%	12/1/2035	BB	7,215,000	7,591,443
Chicago Brd Ed	5.25%	12/1/2039	BB	13,410,000	14,081,404
Chicago Brd Ed	6.50%	12/1/2046	BB	5,000,000	5,676,119
Chicago Brd Ed†	6.75%	12/1/2030	BB	2,000,000	2,363,736
Chicago Brd Ed	7.00%	12/1/2044	BB	2,180,000	2,457,298
Chicago Brd Ed†	7.00%	12/1/2046	BB	6,560,000	7,738,014
Chicago GO	5.50%	1/1/2033	BBB+	3,305,000	3,542,386
Chicago GO	5.50%	1/1/2037	BBB+	1,000,000	1,070,696

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
Chicago GO	5.50%		1/1/2049	BBB+		$7,695,000	$8,492,714
Chicago GO	6.00%		1/1/2038	BBB+		18,085,000	20,264,373
Chicago O’Hare Arpt AMT	5.00%		1/1/2052	A		5,000,000	5,354,683
City of New Orleans LA	5.00%		12/1/2046	A+		10,000,000	11,545,528
Coralville GO	4.00%		5/1/2041	A-	(e)	5,000,000	5,201,190
Coralville GO	4.45%		5/1/2037	BB+		5,000,000	5,002,117
Coralville GO	4.50%		6/1/2032	BB+		4,000,000	4,055,940
Green Valley Ranch GO	5.875%		12/1/2050	NR		5,750,000	5,941,637
IL State GO	3.50%		6/1/2029	BBB		4,520,000	4,614,715
IL State GO	4.00%		1/1/2026	BBB		2,790,000	2,797,751
IL State GO	4.00%		10/1/2034	BBB		10,070,000	10,351,489
IL State GO	4.00%		6/1/2037	BBB		7,040,000	7,117,724
IL State GO	4.00%		10/1/2037	BBB		2,745,000	2,801,521
IL State GO	4.00%		3/1/2038	BBB		1,125,000	1,147,813
IL State GO	4.00%		3/1/2040	BBB		2,200,000	2,237,926
IL State GO	4.00%		3/1/2041	BBB		1,300,000	1,315,650
IL State GO	4.00%		11/1/2041	BBB		2,730,000	2,755,724
IL State GO	4.00%		11/1/2044	BBB		2,990,000	2,995,744
IL State GO	4.25%		10/1/2045	BBB		15,500,000	15,787,810
IL State GO	4.50%		11/1/2039	BBB		1,230,000	1,276,281
IL State GO	5.00%		3/1/2037	BBB		3,750,000	4,162,104
IL State GO	5.00%		3/1/2046	BBB		8,750,000	9,556,643
IL State GO	5.50%		5/1/2030	BBB		2,545,000	2,959,304
IL State GO	5.50%		5/1/2039	BBB		8,280,000	9,365,332
IL State GO	5.75%		5/1/2045	BBB		1,000,000	1,138,200
International Center Met Dist	5.875%		12/1/2046	NR		6,500,000	6,795,718
ME Fin Auth–Casella Waste AMT†	4.375%	#(b)	8/1/2035	B		1,250,000	1,314,488
MI Strategic Fund–I–75 AMT (AGM)	4.25%		12/31/2038	AA		2,000,000	2,114,711
New Haven GO	5.50%		8/1/2033	BBB+		1,000,000	1,152,679
New Haven GO	5.50%		8/1/2035	BBB+		660,000	759,414
New Haven GO	5.50%		8/1/2037	BBB+		1,280,000	1,469,277
NJ Trans Trust Fund	Zero Coupon		12/15/2029	A3		18,840,000	14,681,127
PR Comwlth GO	Zero Coupon		7/1/2024	NR		1,357,621	1,239,640
PR Comwlth GO	Zero Coupon		7/1/2033	NR		3,396,439	1,966,767
PR Comwlth GO	Zero Coupon		11/1/2043	NR		13,166,519	7,093,462
PR Comwlth GO	4.00%		7/1/2033	NR		2,639,233	2,583,380
PR Comwlth GO	4.00%		7/1/2035	NR		2,372,319	2,296,247

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
PR Comwlth GO	4.00%		7/1/2037	NR	$2,036,075	$1,961,564
PR Comwlth GO	4.00%		7/1/2046	NR	1	1
PR Comwlth GO	5.25%		7/1/2023	NR	5,947,635	6,094,159
PR Comwlth GO	5.375%		7/1/2025	NR	7,689,371	8,119,894
PR Comwlth GO	5.625%		7/1/2027	NR	2,912,748	3,184,762
PR Comwlth GO	5.625%		7/1/2029	NR	2,865,493	3,201,356
PR Comwlth GO	5.75%		7/1/2031	NR	2,783,229	3,177,050
Scranton GO†	5.00%		9/1/2028	BB+	500,000	531,696
Scranton GO†	5.00%		9/1/2029	BB+	1,000,000	1,060,615
Scranton GO	5.00%		11/15/2032	BB+	5,830,000	5,968,356
WI PFA–American Dream†	7.00%		12/1/2050	NR	24,050,000	24,370,914
Total						444,523,377

Health Care 15.07%
Antelope Valley Hlth	5.00%		3/1/2041	BBB	4,000,000	4,213,382
Antelope Valley Hlth	5.00%		3/1/2046	BBB	3,300,000	3,462,925
Antelope Valley Hlth	5.25%		3/1/2036	BBB	1,000,000	1,069,985
Appalachian Regl Hlth	4.00%		7/1/2051	BBB	1,675,000	1,688,516
Appalachian Regl Hlth	4.00%		7/1/2056	BBB	1,125,000	1,133,409
AR DFA–CARTI	3.125%		7/1/2036	NR	915,000	823,142
AR DFA–CARTI	3.50%		7/1/2046	NR	2,460,000	2,127,714
AR DFA–CARTI	4.00%		7/1/2052	NR	1,410,000	1,327,889
AR DFA–CARTI	4.25%		7/1/2041	NR	1,755,000	1,780,288
Atlanta Dev Auth–Georgia Proton	6.00%		1/1/2023	NR	2,000,000	1,060,000
Atlanta Dev Auth–Georgia Proton	6.75%		1/1/2035	NR	1,500,000	795,000
Atlanta Dev Auth–Georgia Proton	7.00%		1/1/2040	NR	8,000,000	4,240,000
Berks Co IDA–Tower Hlth	4.00%		11/1/2047	BB-	14,625,000	12,736,627
Berks Co IDA–Tower Hlth	4.00%		11/1/2050	BB-	6,000,000	5,147,408
Berks Co IDA–Tower Hlth	5.00%	#(b)	2/1/2040	BB-	4,005,000	4,239,366
Berks County Municipal Authority (The)	5.00%	#(b)	2/1/2040	BB-	3,235,000	3,381,741
Blaine Sr Hsg & Hlthcare–Crest View	6.125%		7/1/2050	NR	5,000,000	4,068,494
Bucks Co IDA–Grand View Hosp	4.00%		7/1/2046	BB+	10,590,000	10,901,026
Bucks Co IDA–Grand View Hosp	4.00%		7/1/2051	BB+	10,250,000	10,504,875
Bucks Co IDA–Grand View Hosp	5.00%		7/1/2054	BB+	5,500,000	6,152,044
CA Muni Fin–Cmnty Hlth Ctr†	5.00%		12/1/2046	NR	1,490,000	1,614,778
CA Stwde–Daughters of Charity	5.50%		7/1/2039	NR	456,781	429,374
CA Stwde–Daughters of Charity	5.75%		7/1/2024	NR	111,847	105,137
CA Stwde–Daughters of Charity	5.75%		7/1/2035	NR	223,695	210,273

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB-		$1,640,000	$1,659,816
CA Stwde–Loma Linda Univ Med Ctr†	5.00%	12/1/2041	BB-		3,425,000	3,746,039
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB-		8,805,000	9,440,462
CA Stwde–Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB-		11,560,000	12,641,378
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		13,205,000	14,172,253
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		17,750,000	20,133,960
Cape Girardeau IDA–Southeast Hlth	4.00%	3/1/2041	BBB-		3,700,000	3,824,397
Cape Girardeau IDA–Southeast Hlth	4.00%	3/1/2046	BBB-		1,600,000	1,639,448
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2037	BB-	(e)	4,000,000	3,792,384
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2046	BB-	(e)	4,100,000	3,712,795
Clackamas Co Hosp–Rose Villa	5.375%	11/15/2055	NR		1,500,000	1,573,496
CO Hlth–Jefferson Met Ctr #1	5.75%	12/15/2050	NR		9,915,000	10,164,997
Crawford Hsp Auth–Meadville Med	6.00%	6/1/2046	NR		2,225,000	2,375,980
Crawford Hsp Auth–Meadville Med	6.00%	6/1/2051	NR		2,600,000	2,770,611
Cuyahoga Co Hsp–Metrohealth	5.00%	2/15/2057	BBB-		5,750,000	6,175,649
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2052	BBB-		8,175,000	9,078,516
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2057	BBB-		4,900,000	5,441,557
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700,000	3,853,322
Duluth Econ Dev Auth–Essentia Health	5.25%	2/15/2058	A-		18,000,000	20,413,091
Floyd Co Dev Auth–Spires Berry College	6.50%	12/1/2053	NR		8,500,000	8,179,808
Franklin Hlth–Provision Proton†(c)	7.50%	6/1/2047	NR		7,635,000	2,061,450
Fruita CO Hlth–Canyons Hosp & Med Centr†	5.375%	1/1/2033	NR		3,400,000	3,607,942
Fruita CO Hlth–Canyons Hosp & Med Centr†	5.50%	1/1/2048	NR		11,000,000	11,503,415
Fulton Co–Canterbury Court†	5.00%	4/1/2047	NR		5,000,000	5,154,576
Fulton Co–Canterbury Court†	5.00%	4/1/2054	NR		3,500,000	3,593,406
Fulton Co Med Ctr	5.00%	7/1/2046	NR		4,450,000	4,617,782
Fulton Co Med Ctr	5.00%	7/1/2051	NR		5,000,000	5,177,283
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA		3,600,000	3,947,115
Glendale IDA–Beatitudes	5.00%	11/15/2036	NR		1,500,000	1,527,087
Glendale IDA–Beatitudes	5.00%	11/15/2040	NR		4,000,000	4,040,714
Glendale IDA–Beatitudes	5.00%	11/15/2045	NR		1,400,000	1,401,960
Glendale IDA–Beatitudes	5.00%	11/15/2053	NR		7,470,000	7,410,914
Guadalupe Co–Seguin City Hsp	5.00%	12/1/2040	BB		4,880,000	5,038,124
Guadalupe Co–Seguin City Hsp	5.00%	12/1/2045	BB		910,000	935,446
Harris Co Cultural Ed–Brazos	5.125%	1/1/2048	BBB-	(e)	1,655,000	1,673,549
Holmes Co Hsp–Doctors Mem Hsp(c)	5.75%	11/1/2026	NR		3,760,000	3,574,513

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Holmes Co Hsp–Doctors Mem Hsp	6.00%		11/1/2038	NR		$7,115,000	$6,568,680	(d)
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2044	NR		2,955,000	2,848,092	(d)
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2046	NR		7,000,000	6,698,382	(d)
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(b)	12/1/2050	BB-		12,720,000	13,513,434
IL Fin Auth–Univ of Illinois Hlth	4.00%		10/1/2040	BBB+		1,035,000	1,097,977
IL Fin Auth–Univ of Illinois Hlth	4.00%		10/1/2055	BBB+		2,780,000	2,881,836
King Co Pub Hsp–Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		4,000,000	4,256,106
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2042	BB-	(e)	1,750,000	1,802,025
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2050	BB-	(e)	5,250,000	5,367,661
KY EDFA–Masonic Homes	5.375%		11/15/2032	NR		3,000,000	3,000,260
LA Env Facs–St James Place	6.25%		11/15/2045	NR		6,100,000	6,312,193
Lucas Co Hsp–ProMedica Hlth	5.25%		11/15/2048	BBB		8,650,000	9,724,184
MA DFA–Ascentria Care†	5.00%		7/1/2041	NR		3,500,000	3,551,498
MA DFA–Ascentria Care†	5.00%		7/1/2051	NR		4,435,000	4,380,918
MA DFA–Ascentria Care†	5.00%		7/1/2056	NR		3,500,000	3,399,209
MA DFA–Atrius Hlth	4.00%		6/1/2049	BBB		5,885,000	6,075,575
Magnolia West CDD	5.35%		5/1/2037	NR		225,000	226,584
MD Hlth & HI Ed–Doctors	5.00%		7/1/2038	Baa3		7,275,000	7,777,398
Miami-Dade County Health Facilities Authority	4.00%		8/1/2046	A		1,750,000	1,804,594
Montgomery Co IDA–Einstein Hlthcare	5.25%		1/15/2045	NR		10,000,000	10,842,832
Montgomery Co IDA–Whitemarsh	5.375%		1/1/2050	NR		4,985,000	5,132,253
Moon IDC–Baptist Homes	6.00%		7/1/2045	NR		9,250,000	9,550,743
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2033	BB+		2,765,000	2,821,828
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2044	BB+		10,690,000	10,883,581
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2048	BB+		7,000,000	7,120,399
NH Hlth & Ed–Dartmouth Hitchcock	5.00%		8/1/2059	A		8,075,000	10,390,528
NH Nat Fin Auth–Ascentria Care†	5.00%		7/1/2041	NR		1,885,000	1,907,120
NH Nat Fin Auth–Ascentria Care†	5.00%		7/1/2051	NR		3,225,000	3,166,395
NH Nat Fin Auth–Ascentria Care†	5.00%		7/1/2056	NR		1,910,000	1,843,135	(d)
Niagara Area Dev Corp–Catholic Hlth	5.00%		7/1/2052	B1		4,500,000	4,558,136
NJ EDA–Bancroft Neuro	5.00%		6/1/2036	NR		1,500,000	1,576,219
NM Hsp–Gerald Champion	5.50%		7/1/2042	A		5,625,000	5,670,437
Oconee Co IDA–Presby Village	6.25%		12/1/2048	NR		2,000,000	1,756,736
Oconee Co IDA–Presby Village	6.375%		12/1/2053	NR		3,000,000	2,612,700
OK DFA–OU Med	5.50%		8/15/2052	BB+		6,450,000	6,993,191
OK DFA–OU Med	5.50%		8/15/2057	BB+		6,130,000	6,646,242

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Oroville–Oroville Hsp	5.25%	4/1/2039	B+		$2,060,000	$2,214,997
Oroville–Oroville Hsp	5.25%	4/1/2049	B+		9,985,000	10,593,162
Oroville–Oroville Hsp	5.25%	4/1/2054	B+		16,190,000	17,092,607
PA Hosp Auth–Doylestown	4.00%	7/1/2045	BBB-		4,375,000	4,450,181
PA Hosp Auth–Doylestown	5.00%	7/1/2049	BBB-		2,375,000	2,578,180
Palm Beach Co Hlth–Lifespace	5.00%	5/15/2053	BBB	(e)	7,125,000	7,403,386
Palomar Hlth	5.00%	11/1/2039	BBB		2,525,000	2,765,863
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB		6,250,000	6,319,461
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BBB		9,375,000	9,479,192
Philadelphia IDA–Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485,000	2,563,540
Philadelphia IDA–Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,415,000	3,528,073
RI Hlth & Ed–Care New England	5.00%	9/1/2036	B+		7,000,000	7,462,857
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2042	NR		3,815,000	4,062,054
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2046	NR		6,070,000	6,410,228
SC Jobs EDA–Green Charter Schools†	4.00%	6/1/2036	NR		1,000,000	986,124
SC Jobs EDA–Green Charter Schools†	4.00%	6/1/2046	NR		1,250,000	1,179,569
SE Port Auth–Memorial Hlth	5.50%	12/1/2043	BB-	(e)	5,025,000	5,238,324
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	BB-	(e)	1,660,000	1,686,118
Shelby Co–Farms at Bailey Station	5.75%	10/1/2059	NR		10,000,000	9,744,995
Tulsa Co Industrial Auth–Montereau	5.25%	11/15/2045	BBB-	(e)	2,750,000	2,944,889
Upper San Juan Hlth Dist	6.00%	6/1/2041	NR		2,225,000	2,299,342	(d)
Upper San Juan Hlth Dist	6.125%	6/1/2046	NR		3,015,000	3,107,321	(d)
VA Small Bus Fing–NTL Senior Lvg	3.375%	1/1/2051	A	(e)	5,390,000	5,045,482
WA HFC–Rockwood†	6.00%	1/1/2024	NR		470,000	484,546
Ward Co Hlth–Trinity Hlth	5.00%	6/1/2053	BBB-		8,750,000	9,512,677
WI Hlth & Ed–American Baptist	5.00%	8/1/2039	NR		1,625,000	1,571,849
WI Hlth & Ed–Sauk-Prarie Mem Hsp	5.375%	2/1/2048	Ba3		4,000,000	4,054,052
WI Hlth & Ed–St. Camillus	5.00%	11/1/2039	NR		1,000,000	1,049,430
WI Hlth & Ed–St. Camillus	5.00%	11/1/2046	NR		1,100,000	1,139,222
WI PFA–Alabama Proton†	6.85%	10/1/2047	NR		3,000,000	2,740,430	(d)
WI PFA–Bancroft Neuro†	4.625%	6/1/2036	NR		4,330,000	4,447,552
WI PFA–Bancroft Neuro†	5.125%	6/1/2048	NR		6,900,000	7,154,139
WI PFA–Carson Valley Med Center	4.00%	12/1/2041	BB+		1,500,000	1,536,698
WI PFA–Delray Beach Radiation†	6.85%	11/1/2046	NR		2,000,000	1,841,421	(d)
WI PFA–Mary’s Woods†	5.25%	5/15/2052	BB	(e)	2,300,000	2,378,966
WI PFA–Rose Villa†	5.75%	11/15/2044	NR		2,035,000	2,108,131
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530,000	3,183,445	(d)
Total						640,386,212

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 2.89%
AZ IDA–NCCU Prop Student Hsg (BAM)	5.00%	6/1/2058	AA	$2,500,000	$2,784,468
CA Cmty Hsg–Annadel Apts†	5.00%	4/1/2049	NR	9,000,000	8,702,395
CA Cmty Hsg–Sausalito†	3.00%	2/1/2057	NR	10,270,000	7,634,871
CA Cmty Hsg–Sausalito†	4.00%	2/1/2050	NR	11,500,000	9,265,272	(d)
CA HFA–MFH	3.25%	8/20/2036	BBB	19,426,749	19,446,479
CA HFA–MFH	4.25%	1/15/2035	BBB+	3,415,230	3,698,984
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	A-	550,000	574,106
CEDA–Provident Student Hsg	5.00%	8/1/2057	Baa3	1,885,000	2,060,520
CMFA Special Finance Agency†	4.00%	12/1/2045	NR	5,000,000	4,188,401
CSCDA–Mezzanine Lien†	4.00%	6/1/2057	NR	5,000,000	4,001,745
CSCDA–Parallel-Anaheim†	4.00%	8/1/2056	NR	6,500,000	5,834,964
CSCDA–Pasadena†	4.00%	12/1/2056	NR	10,000,000	7,946,827
CSCDA–Senior Lien†	3.00%	6/1/2047	NR	15,500,000	12,903,294
CSCDA- Waterscape†	4.00%	9/1/2046	NR	2,250,000	1,887,214
LA Pub Facs Auth–Provident LSU	5.00%	7/1/2059	A3	2,915,000	3,210,043
MI HDA	3.60%	10/1/2060	AA	6,330,000	5,968,056
NYC Hsg–8 Spruce St	3.50%	2/15/2048	BBB-	6,100,000	6,072,844
Roanoke Co EDA–Richfield Living	5.25%	9/1/2049	NR	15,000,000	12,079,717
Roanoke Co EDA–Richfield Living	5.375%	9/1/2054	NR	5,500,000	4,430,856
Total					122,691,056

Lease Obligations 2.22%
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	6/15/2037	BBB+	8,650,000	4,744,155
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	5.50%	6/15/2029	BBB+	3,000,000	3,325,607
NJ EDA–Bldgs	5.00%	6/15/2047	A3	5,450,000	5,911,561
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB	1,175,000	1,225,666
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB	5,000,000	5,232,605
NJ EDA–Sch Facs	5.00%	6/15/2042	A3	2,000,000	2,167,925
NJ EDA–Sch Facs	5.00%	6/15/2043	A3	5,000,000	5,496,687
NJ EDA–Sch Facs	5.50%	6/15/2029	A3	3,575,000	4,116,585
NJ EDA–State House	5.00%	6/15/2043	A3	3,800,000	4,177,483
NJ Trans Trust Fund	Zero Coupon	12/15/2034	A3	13,420,000	8,522,111
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A3	15,405,000	8,211,683
NJ Trans Trust Fund	4.00%	6/15/2035	A3	1,250,000	1,308,171
NJ Trans Trust Fund	4.00%	12/15/2039	A3	2,900,000	3,002,207
NJ Trans Trust Fund	4.00%	6/15/2050	A3	26,500,000	26,884,147

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
NJ Trans Trust Fund	5.00%	12/15/2035	A3	$3,250,000	$3,607,174
PR Pub Fin Corp(c)	5.50%	8/1/2031	NR	12,250,000	581,886
St Louis Fin Corp–Convention Center (AGM)	5.00%	10/1/2045	AA	2,500,000	2,865,035
St Louis Fin Corp–Convention Center (AGM)	5.00%	10/1/2049	AA	2,625,000	3,002,366
Total					94,383,054

Other Revenue 7.37%
Arlington HI Ed Fin Corp–Arlington Classics	5.00%	8/15/2045	BBB-	2,250,000	2,336,766
Arlington Hi Ed Fin Corp–Newman Intl Aca	5.00%	8/15/2051	NR	1,500,000	1,506,399
Arlington Hi Ed Fin Corp–Newman Intl Acad	5.00%	8/15/2041	NR	900,000	918,124
Arlington Hi Ed Fin Corp–Newman Intl Acad	5.50%	8/15/2046	NR	5,000,000	5,175,789
AZ IDA–American Charter Sch†	6.00%	7/1/2047	BB+	2,460,000	2,728,878
AZ IDA–Odyssey Prep†	5.50%	7/1/2052	BB-	750,000	791,532
Build NYC Res Corp–Hellenic Charter†	5.00%	12/1/2041	NR	1,200,000	1,266,237
Build NYC Res Corp–Hellenic Charter†	5.00%	12/1/2051	NR	1,650,000	1,722,372
Build NYC Res Corp–Hellenic Charter†	5.00%	12/1/2055	NR	1,000,000	1,040,547
Build NYC Res Corp–Shefa School†	5.00%	6/15/2051	NR	9,410,000	9,986,229
CA Sch Fin Auth–Kipp LA	5.125%	7/1/2044	BBB	2,390,000	2,508,288
Cap Trust Agy–Edu Growth Chtr Sch†	5.00%	7/1/2056	NR	28,250,000	28,834,877
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2040	NR	3,640,000	3,734,124
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2050	NR	6,250,000	6,355,417
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2055	NR	5,690,000	5,774,920
Chester Co IDA–Collegium Charter Sch	5.125%	10/15/2037	BB	1,000,000	1,062,964
Chester Co IDA–Collegium Charter Sch	5.25%	10/15/2047	BB	2,500,000	2,632,942
Chester Co IDA–Collegium Charter Sch	5.375%	10/15/2042	BB	5,000,000	5,056,172
Cleveland Co Port Auth–Playhouse Sq	5.25%	12/1/2038	BB+	1,400,000	1,514,082
Cleveland Co Port Auth–Playhouse Sq	5.50%	12/1/2043	BB+	1,850,000	2,008,450
Cleveland Co Port Auth–Playhouse Sq	5.50%	12/1/2053	BB+	11,485,000	12,364,437
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043	A-	1,000,000	1,045,871
Clifton Higher Ed–Intl Ldrshp Sch	6.125%	8/15/2048	NR	22,025,000	23,923,802
FL DFC–FL Charter Foundation†	5.00%	7/15/2046	NR	4,000,000	4,096,367
FL DFC–Mater Admy	5.00%	6/15/2050	BBB	2,140,000	2,292,016
FL DFC–Mater Admy	5.00%	6/15/2055	BBB	1,600,000	1,707,762
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037	NR	1,220,000	244,000
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037	NR	940,000	9
FL DFC–Palm Bay Admy†	6.375%	5/15/2037	NR	2,620,000	2,146,989	(d)
FL DFC–Renaissance Chtr Sch†	6.125%	6/15/2046	NR	5,000,000	5,387,162
FL DFC–Renaissance Chtr Sch 2020†	5.00%	9/15/2040	NR	1,050,000	1,099,868

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
FL DFC–Renaissance Chtr Sch 2020†	5.00%	9/15/2050	NR	$2,200,000	$2,280,514
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043	BB+	3,250,000	3,416,162
GA World Congress–Convention Ctr Hotel†	5.00%	1/1/2054	NR	22,920,000	23,493,170
IL Fin Auth–Acero Charter†	4.00%	10/1/2034	BB+	440,000	444,158
IL Fin Auth–Acero Charter†	4.00%	10/1/2035	BB+	1,155,000	1,164,086
IL Fin Auth–Acero Charter†	4.00%	10/1/2042	BB+	2,250,000	2,220,141
Jefferson Parish Econ Dev Dist–Kenner†	5.50%	6/15/2038	NR	3,200,000	3,404,956
Jefferson Parish Econ Dev Dist–Kenner†	5.625%	6/15/2048	NR	4,350,000	4,585,337
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2046	A2	22,295,000	26,200,585
Main St Nat Gas–Macquarie	5.00%	5/15/2043	A3	1,900,000	2,066,361
Main St Nat Gas–Macquarie	5.00%	5/15/2049	A3	14,585,000	17,469,901
Maricopa Co IDA–Legacy Schools†	5.00%	7/1/2049	BB+	2,335,000	2,481,920
Maricopa Co IDA–Legacy Schools†	5.00%	7/1/2054	BB+	1,465,000	1,552,451
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2047	BB+	4,000,000	4,187,726
MD EDC–Chesapeake Bay Hyatt(c)	5.00%	12/1/2031	NR	10,700,000	6,420,000
MD EDC–Chesapeake Bay Hyatt(c)	5.25%	12/1/2031	NR	3,000,000	1,800,000
MI Fin Auth–Bradford Admy	4.30%	9/1/2030	NR	1,090,000	1,053,347
MI Fin Auth–Bradford Admy	4.80%	9/1/2040	NR	1,845,000	1,758,154
MI Fin Auth–Bradford Admy	5.00%	9/1/2050	NR	3,010,000	2,831,803
MI Pub Ed–Crescent Admy	7.00%	10/1/2036	NR	640,000	640,792
Middlesex Co Impt Auth–Heldrich Ctr	6.125%	1/1/2025	NR	2,790,000	55,800
Middlesex Co Impt Auth–Heldrich Ctr	6.25%	1/1/2037	NR	5,755,000	115,100
Phoenix IDA–Basis Schs†	5.00%	7/1/2046	BB	2,000,000	2,089,203
Pima Co IDA–Edkey Chtr Sch†	5.00%	7/1/2049	NR	6,000,000	6,088,055
Pima Co IDA–Edkey Chtr Sch†	5.00%	7/1/2055	NR	4,000,000	4,041,481
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	D	1,425,000	869,250
Toledo-Lucas County Port Authority	4.00%	1/1/2051	Baa3	1,000,000	984,817
Toledo-Lucas County Port Authority	4.00%	1/1/2057	Baa3	6,500,000	6,332,799
UT Charter Sch–Freedom Academy†	5.00%	6/15/2041	NR	1,020,000	1,066,602
UT Charter Sch–Freedom Academy†	5.00%	6/15/2052	NR	1,300,000	1,338,552
UT Charter Sch–Freedom Academy†	5.375%	6/15/2048	NR	5,150,000	5,387,967
WA Convention Ctr	3.00%	7/1/2058	Baa3	6,710,000	5,178,766
WA Convention Ctr	4.00%	7/1/2058	Baa3	11,290,000	11,251,641
Washington St Convention Ctr Pub Facs	4.00%	7/1/2031	NR	17,465,000	17,645,059
Total					313,180,048

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 5.76%
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	$2,425,000	$2,623,325
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500,000	6,023,250
Allentown Neighborhood Impt–Wtrfrnt Proj†	6.00%	5/1/2042	NR	12,010,000	13,597,811
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030,000	1,057,885
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150,000	2,208,329
Arborwood CDD	6.90%	5/1/2025	NR	35,000	35,156
Arborwood CDD	6.90%	5/1/2036	NR	635,000	636,891	(d)
Arborwood CDD	6.90%	5/1/2036	NR	50,000	49,996	(d)
Atlanta Urban Redevelopment Agency†	3.625%	7/1/2042	NR	1,875,000	1,736,139
Atlanta Urban Redevelopment Agency†	3.875%	7/1/2051	NR	3,330,000	3,059,185
Berkeley Co–Nexton Imp Dist	4.25%	11/1/2040	NR	2,250,000	2,327,190
Berkeley Co–Nexton Imp Dist	4.375%	11/1/2049	NR	1,500,000	1,543,268
Brighton Crossing Met Dist #6	5.00%	12/1/2050	NR	2,340,000	2,356,997
Celebration Pointe CDD	3.375%	5/1/2041	NR	1,000,000	894,975
Celebration Pointe CDD	4.00%	5/1/2053	NR	1,000,000	961,746
Celebration Pointe CDD†	5.00%	5/1/2048	NR	6,555,000	6,843,909
Cleveland Co Port Auth–Flats Bank East†	4.00%	12/1/2055	BB	5,000,000	4,617,276
Cleveland Co Port Auth–Flats Bank East†	4.50%	12/1/2055	NR	3,950,000	3,778,308	(d)
CO Rocky Mtn Rail Park Met Dist†	5.00%	12/1/2041	NR	2,000,000	1,910,677
CO Rocky Mtn Rail Park Met Dist†	5.00%	12/1/2051	NR	9,000,000	8,067,838
Compton Redev Agy	6.00%	8/1/2042	NR	4,750,000	4,760,202
Denver Intl Business Ctr Met Dist #1	6.00%	12/1/2048	NR	2,300,000	2,390,349
Fitzsimons Village Metropolitan District No 3	4.00%	12/1/2041	NR	1,500,000	1,318,170
Fitzsimons Village Metropolitan District No 3	4.25%	12/1/2055	NR	4,830,000	4,096,476
Frederick Co–Jefferson Technology Park†	4.625%	7/1/2043	NR	2,190,000	2,345,828
Frederick Co–Urbana CDA	4.00%	7/1/2050	NR	3,755,000	3,800,553
Grandview IDA–Grandview Crossing(c)	5.75%	12/1/2028	NR	1,000,000	300,000	(d)
Inland Valley Redev Agy	5.25%	9/1/2037	A	3,375,000	3,567,465
Loretto Heights Comm Auth	4.875%	12/1/2051	NR	7,750,000	6,946,765	(d)
Miami World Ctr CDD	5.25%	11/1/2049	NR	4,500,000	4,874,264
MIDA–Military Village	4.00%	6/1/2041	NR	1,250,000	1,083,174
MIDA Mount Village PID†	4.00%	8/1/2050	NR	6,500,000	5,593,467
MIDA Mount Village PID	4.25%	8/1/2035	NR	3,290,000	3,407,779
MIDA Mount Village PID	4.50%	8/1/2040	NR	1,250,000	1,290,760
MIDA Mount Village PID	5.00%	8/1/2050	NR	6,500,000	6,731,340
Military Installation Development Authority	4.00%	6/1/2052	NR	3,255,000	2,595,082
North Las Vegas Improv Dist–Vall	4.50%	6/1/2039	NR	485,000	503,930

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
North Las Vegas Improv Dist–Vall	4.625%	6/1/2043	NR	$485,000	$503,081
North Las Vegas Improv Dist–Vall	4.625%	6/1/2049	NR	740,000	762,036
North Range Met Dist	5.00%	12/1/2040	NR	2,000,000	2,078,890
North Range Met Dist	5.25%	12/1/2050	NR	5,000,000	5,126,606
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750,000	812,907
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000,000	5,157,157
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,850,000	3,047,283
NYC IDA–Yankee Stadium	4.00%	3/1/2045	Baa1	3,600,000	3,771,141
PA COP	4.00%	7/1/2046	A	3,175,000	3,335,960
Peninsula Town Center†	5.00%	9/1/2037	NR	875,000	900,032
Peninsula Town Center†	5.00%	9/1/2045	NR	2,250,000	2,308,770
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475,000	3,548,486
Prince George Co Spl Ob†	5.00%	7/1/2046	NR	5,000,000	5,248,089
Prince George Co Spl Ob–Westphalia†	5.125%	7/1/2039	NR	1,100,000	1,153,440
Prince George Co Spl Ob–Westphalia†	5.25%	7/1/2048	NR	5,125,000	5,369,554
Rampart Range Met Dist	4.00%	12/1/2051	NR	6,000,000	5,126,004
Reunion Met Dist	3.625%	12/1/2044	NR	2,000,000	1,640,521
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	6,905,000	7,103,550
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,925,000	3,009,107
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000,000	4,925,143
SF Spl Tax–Mission Rock Dist†	4.00%	9/1/2046	NR	2,475,000	2,503,488
SF Spl Tax–Mission Rock Dist†	4.00%	9/1/2051	NR	3,450,000	3,485,105
St Louis IDA–Ballpark Vlg	4.375%	11/15/2035	NR	3,500,000	3,132,245	(d)
St Louis IDA–Ballpark Vlg	4.75%	11/15/2047	NR	4,875,000	4,258,465
St. Charles–Noah’s Ark CID	3.00%	5/1/2030	NR	725,000	696,514
St. Charles–Noah’s Ark CID	3.125%	5/1/2035	NR	500,000	462,536
Stone Canyon CID(c)	5.70%	4/1/2022	NR	1,485,000	386,100
Tahoe Douglas Visitors Auth	5.00%	7/1/2045	NR	2,800,000	2,969,268
Tahoe Douglas Visitors Auth	5.00%	7/1/2051	NR	4,000,000	4,223,710
Tern Bay CDD	5.375%	5/1/2037	NR	370,000	370,225
Village CDD #10	6.00%	5/1/2044	NR	835,000	866,151
Village CDD #12†	4.25%	5/1/2043	NR	7,030,000	7,284,954
Village CDD #12†	4.375%	5/1/2050	NR	2,810,000	2,915,381
Village CDD #13	3.00%	5/1/2041	NR	1,250,000	1,109,010
Village CDD #13	3.25%	5/1/2052	NR	4,250,000	3,661,780
Village CDD #13	3.70%	5/1/2050	NR	5,870,000	5,574,423
Village Met Dist–Avon	5.00%	12/1/2040	NR	2,000,000	2,130,585
Village Met Dist–Avon	5.00%	12/1/2049	NR	4,085,000	4,323,955

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
West Villages Impr Dist–#7	4.75%	5/1/2039	NR	$1,750,000	$1,831,647
West Villages Impr Dist–#7	5.00%	5/1/2050	NR	3,090,000	3,257,257
Westerly Met Dist–Weld Co	Zero Coupon	12/1/2050	NR	1,000,000	812,545	(d)
Westerly Met Dist–Weld Co	5.00%	12/1/2040	NR	955,000	972,257
Westerly Met Dist–Weld Co	5.00%	12/1/2050	NR	2,750,000	2,745,781
Total					244,836,894

Tax Revenue 5.74%
American Samoa GO†	6.50%	9/1/2028	Ba3	2,750,000	3,154,645
Guam–Business Privilege Tax	4.00%	1/1/2036	Ba1	6,860,000	6,939,166
Guam–Business Privilege Tax	4.00%	1/1/2042	Ba1	2,000,000	2,009,888
Met Pier & Expo Auth–Mccormick Place	Zero Coupon	12/15/2054	BBB+	21,595,000	4,777,021
Met Pier & Expo Auth–Mccormick Place	4.00%	12/15/2042	BBB+	3,500,000	3,508,219
Met Pier & Expo Auth–Mccormick Place	5.00%	6/15/2053	BBB+	6,045,000	6,318,588
Met Pier & Expo Auth–Mccormick Place	5.50%	6/15/2053	BBB+	9,150,000	9,720,875
Met Pier & Expo Auth–Mccormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250,000	1,418,994
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB+	20,000,000	11,211,640
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB+	10,000,000	5,368,982
Metropolitan Pier & Exposition Authority	5.00%	6/15/2050	BBB+	5,715,000	6,097,963
Monongalia Co–Econ Op Dev Dist†	4.125%	6/1/2043	NR	2,250,000	2,279,898
Monongalia Co–Econ Op Dev Dist†	4.875%	6/1/2043	NR	3,430,000	3,352,290	(d)
NY Dorm–PIT	3.00%	3/15/2042	Aa2	7,915,000	7,414,535
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,066,000	851,133
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	5,283,000	3,611,099
PR Corp Sales Tax	4.329%	7/1/2040	NR	7,812,000	8,100,842
PR Corp Sales Tax	4.536%	7/1/2053	NR	477,000	496,027
PR Corp Sales Tax	4.55%	7/1/2040	NR	8,719,000	9,154,253
PR Corp Sales Tax	4.75%	7/1/2053	NR	59,331,000	62,396,929
PR Corp Sales Tax	4.784%	7/1/2058	NR	2,514,000	2,649,317
PR Corp Sales Tax	5.00%	7/1/2058	NR	75,422,000	80,377,195
Reno–ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	18,500,000	1,806,460
Sparks–Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	260,000	258,289
Sparks–Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	750,000	730,084
Total					244,004,332

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco 6.53%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR		$91,000,000	$13,546,315
Buckeye Tobacco	5.00%	6/1/2055	NR		51,715,000	53,855,654
CA Stwde–Tobacco Settlement	Zero Coupon	6/1/2046	NR		26,325,000	5,953,317
CA Stwde–Tobacco Settlement†	Zero Coupon	6/1/2055	NR		42,500,000	1,656,042
Erie Co Tobacco†	Zero Coupon	6/1/2060	NR		30,000,000	1,749,114
Golden St Tobacco	Zero Coupon	6/1/2066	NR		280,000,000	34,178,648
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC		47,000,000	2,891,741
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+		2,015,000	2,084,443
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-		250,000	270,681
Merced Co Tobacco	5.00%	6/1/2050	NR		1,455,000	1,576,025
MI Tob Settlement	Zero Coupon	6/1/2058	NR		225,900,000	10,807,237
MI Tob Settlement	4.00%	6/1/2049	BBB+		3,370,000	3,442,036
MI Tob Settlement	5.00%	6/1/2049	BBB-		4,125,000	4,468,566
Monroe Co Tobacco†	Zero Coupon	6/1/2061	NR		22,900,000	973,312
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR		50,000,000	3,027,010
Nassau Co Tobacco	5.00%	6/1/2035	CCC+		3,170,000	3,210,393
Nassau Co Tobacco	5.25%	6/1/2026	CCC+		4,000,000	4,098,812
RI Tob Settlement	Zero Coupon	6/1/2052	CCC-		25,885,000	4,264,321
Rockland Tobacco†	Zero Coupon	8/15/2060	NR		41,035,000	2,325,790
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR		16,000,000	2,851,902
San Diego Co Tobacco	5.00%	6/1/2048	BBB-		2,495,000	2,704,277
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR		20,000,000	1,966,694
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC-		15,000,000	2,748,042
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2046	NR		4,780,000	745,550
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR		21,000,000	1,719,062
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR		100,000,000	7,945,530
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+		17,900,000	19,333,890
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-		9,500,000	1,971,066
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-		110,695,000	27,931,382
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		17,575,000	17,681,120
TSASC	5.00%	6/1/2045	CCC+		7,170,000	7,429,786
TSASC	5.00%	6/1/2048	NR		27,210,000	28,068,552
Total						277,476,310

Transportation 11.49%
Allegheny Co Airport Auth AMT	5.00%	1/1/2056	A2		15,905,000	17,665,237
Allegheny County Airport Authority AMT	5.00%	1/1/2051	A2		3,290,000	3,664,078
CA Muni Fin–LINXS AMT	4.00%	12/31/2047	BBB-	(e)	11,250,000	11,379,707

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Central TX Mobility Auth	5.00%	1/1/2046	A-	$1,500,000	$1,706,530
Chicago O’Hare Arpt	4.00%	1/1/2044	A	10,000,000	10,316,496
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A	5,000,000	5,445,293
Chicago Trans Auth	4.00%	12/1/2050	A+	3,500,000	3,683,271
Chicago Trans Auth	4.00%	12/1/2055	A+	4,000,000	4,147,460
Chicago Trans Auth	5.00%	12/1/2055	A+	1,750,000	1,947,596
CT Airport Auth–Bradley Arpt AMT	4.00%	7/1/2049	BBB	5,310,000	5,168,348
Denver City & Co Arpt AMT	5.50%	11/15/2025	A	3,410,000	3,592,716
Denver RTD–Eagle P3	3.00%	7/15/2037	Baa1	3,825,000	3,534,940
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A	20,000,000	15,297,584
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A	4,500,000	3,191,363
Foothill / Eastern Corridor Toll Rd	4.00%	1/15/2043	A-	9,099,000	9,472,444
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A	5,000,000	5,360,040
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A	6,915,000	7,412,935
Hampton Rds Trans	4.00%	7/1/2060	AA	5,000,000	5,333,284
Houston Arpt–Continental Airlines AMT	4.75%	7/1/2024	Ba3	3,295,000	3,390,307
Houston Arpt–United Airlines AMT	5.00%	7/15/2028	B	3,500,000	3,834,697
Los Angeles Dept Arpts–LAX AMT	4.00%	5/15/2046	AA-	6,750,000	7,016,242
MA Port Auth AMT	5.00%	7/1/2046	Aa2	2,500,000	2,826,970
MD EDC–Port Covington	4.00%	9/1/2040	NR	1,500,000	1,497,047
MD EDC–Port Covington	4.00%	9/1/2050	NR	12,750,000	12,442,646
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	250,000	276,574
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3	750,000	824,927
Memphis-Shelby County Airport Authority AMT	5.00%	7/1/2049	A2	14,115,000	15,792,249
Metropolitan Transportation Authority	5.00%	11/15/2045	A3	1,900,000	2,091,775
MI Strategic Fund–I-75 AMT (AGM)	4.50%	6/30/2048	AA	3,000,000	3,177,818
Miami Dade CO Aviation–MIA AMT	5.00%	10/1/2049	A-	5,000,000	5,485,532
MTA NY	5.00%	11/15/2048	A3	7,420,000	8,098,938
MTA NY	5.00%	11/15/2050	A3	13,155,000	14,342,558
MTA NY	5.25%	11/15/2044	A3	10,000,000	10,605,524
MTA NY	5.25%	11/15/2055	A3	21,710,000	24,024,672
NJ Trans Trust Fund	4.00%	6/15/2045	A3	3,350,000	3,412,565
NJ Trans Trust Fund	4.00%	6/15/2050	A3	7,690,000	7,812,849
NJ Trans Trust Fund	5.00%	6/15/2045	A3	5,000,000	5,525,377
NJ Trans Trust Fund	5.00%	6/15/2050	A3	2,750,000	3,026,245
North Parkway Municipal Management District No 1†	4.75%	9/15/2041	NR	2,930,000	2,972,249

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
North Parkway Municipal Management District No 1†	5.00%	9/15/2051	NR		$6,875,000	$7,025,439
North TX Twy Auth	4.25%	1/1/2049	A		5,525,000	5,897,281
NY Trans Dev Corp–Delta Airlines AMT	4.00%	1/1/2036	Baa3		9,305,000	9,517,395
NY Trans Dev Corp–Delta Airlines AMT	5.00%	1/1/2036	Baa3		1,195,000	1,300,434
NY Trans Dev Corp–Delta Airlines AMT	5.00%	10/1/2040	Baa3		17,600,000	19,446,108
NY Trans Dev Corp–Delta AMT	4.375%	10/1/2045	Baa3		27,125,000	27,819,316
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2024	Baa3		6,300,000	6,573,292
NY Trans Dev Corp–JFK IAT	4.00%	12/1/2039	Baa1		1,500,000	1,553,802
NY Trans Dev Corp–JFK IAT	4.00%	12/1/2040	Baa1		5,475,000	5,687,396
NY Trans Dev Corp–JFK IAT	4.00%	12/1/2041	Baa1		1,000,000	1,033,556
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2035	Baa1		1,000,000	1,120,554
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2037	Baa1		1,000,000	1,115,781
NY Trans Dev Corp–JFK IAT AMT	4.00%	12/1/2040	Baa1		1,000,000	1,017,055
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		14,470,000	15,143,616
NYS Thruway–Service Area AMT	4.00%	10/31/2046	BBB-	(e)	12,885,000	13,285,707
NYS Thruway–Service Area AMT	4.00%	4/30/2053	BBB-	(e)	5,830,000	5,961,476
PA Tpk Commn	3.00%	12/1/2042	A		1,500,000	1,407,538
PA Tpk Commn	4.00%	12/1/2043	A		1,500,000	1,576,899
PA Tpk Commn	4.00%	12/1/2044	A		3,775,000	3,958,326
PA Tpk Commn	4.00%	12/1/2045	A		2,000,000	2,088,313
PA Tpk Commn	4.00%	12/1/2049	A3		3,500,000	3,658,606
PA Tpk Commn	5.00%	12/1/2044	A3		4,500,000	5,165,033
Philadelphia Arpt AMT	5.00%	7/1/2051	A2		5,515,000	6,172,544
Port Auth NY & NJ AMT	4.00%	7/15/2060	Aa3		10,000,000	10,142,180
Port of Portland–Portland Arpt AMT	4.00%	7/1/2050	AA-		5,000,000	5,151,239
PR Hwy & Trans Auth(c)	5.00%	7/1/2020	NR		6,035,000	3,621,000
PR Hwy & Trans Auth(c)	5.00%	7/1/2022	NR		1,545,000	930,863
PR Hwy & Trans Auth(c)	5.00%	7/1/2028	NR		1,015,000	167,480
Reno–ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR		52,000,000	6,522,417
Triborough Brdg & Tunl Auth	4.00%	11/15/2056	AA-		9,170,000	9,636,303
TX Surface Trans Corp–I-635	4.00%	6/30/2038	Baa2		1,050,000	1,097,770
TX Surface Trans Corp–I-635	4.00%	12/31/2038	Baa2		1,375,000	1,437,557
TX Surface Trans Corp–I-635	4.00%	6/30/2039	Baa2		1,335,000	1,392,471
TX Surface Trans Corp–I-635	4.00%	6/30/2040	Baa2		1,160,000	1,208,032
TX Surface Trans Corp–NTE 3C AMT	5.00%	6/30/2058	Baa3		15,940,000	17,520,637
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2036	Baa3		1,050,000	594,365

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
TX Trans Comm–Hwy 249	Zero Coupon		8/1/2040	Baa3	$1,100,000	$501,756
TX Trans Comm–Hwy 249	Zero Coupon		8/1/2048	Baa3	1,000,000	295,920
TX Trans Comm–Hwy 249	5.00%		8/1/2057	Baa3	2,375,000	2,559,953
VA Small Bus Fing–95 Express AMT	5.00%		1/1/2033	BBB-	1,500,000	1,714,658
VA Small Bus Fing–95 Express AMT	5.00%		1/1/2035	BBB-	3,000,000	3,419,338
VA Small Bus Fing–95 Express AMT	5.00%		7/1/2036	BBB-	3,200,000	3,638,526
VA Small Bus Fing–95 Express AMT	5.00%		7/1/2037	BBB-	2,000,000	2,271,967
VA Small Bus Fing–Elizabeth River	6.00%		1/1/2037	BBB	1,230,000	1,242,317
VA Small Bus Fing–Elizabeth River AMT(a)	4.00%		1/1/2038	BBB	4,500,000	4,649,747
VA Small Bus Fing–Elizabeth River AMT(a)	4.00%		1/1/2040	BBB	4,000,000	4,122,318
Total						488,161,364

Utilities 10.14%
Black Belt Energy Gas Dist	4.00%	#(b)	6/1/2051	Aa1	8,945,000	9,705,909
Black Belt Energy Gas Dist	4.00%	#(b)	12/1/2052	Baa1	11,100,000	11,855,979
Burke Co Dev–Oglethorpe Power	4.125%		11/1/2045	BBB+	15,930,000	16,410,646
Burke Co Dev–Oglethorpe Power	4.125%		11/1/2045	BBB+	6,085,000	6,268,599
CA Poll Ctl–Poseidon Res†	5.00%		11/21/2045	Baa3	2,250,000	2,463,732
Campbell Co Solid Wste–Basin Elec	3.625%		7/15/2039	A	12,345,000	12,367,414
Central Plains–Goldman Sachs	5.00%		9/1/2042	BBB+	5,000,000	5,868,383
Charlotte Co IDA–Babcock Ranch†	5.00%		10/1/2034	NR	1,000,000	1,047,610
Charlotte Co IDA–Babcock Ranch†	5.00%		10/1/2049	NR	5,500,000	5,720,794
CO Public Auth–ML	6.50%		11/15/2038	A2	5,000,000	6,738,002
Compton Water	6.00%		8/1/2039	NR	3,710,000	3,719,043
FL DFC–Waste Pro AMT	3.00%		6/1/2032	NR	14,750,000	13,953,907
GA Muni Elec Auth–MEAG	5.00%		1/1/2048	BBB+	2,000,000	2,186,216
GA Muni Elec Auth–MEAG	5.00%		1/1/2059	BBB+	7,300,000	7,965,409
GA Muni Elec Auth–MEAG	5.00%		1/1/2063	A	2,400,000	2,637,190
Guam Waterworks	5.00%		1/1/2050	A-	2,250,000	2,525,238
HI Dept Budget–Hawaiian Electric	3.20%		7/1/2039	Baa1	15,765,000	15,629,397
HI Dept Budget–Hawaiian Electric AMT	4.00%		3/1/2037	Baa1	4,475,000	4,631,860
Illinois State Finance Auth–Navistar International Corp	5.00%		12/15/2028	A3	5,715,000	6,308,237
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB	5,000,000	5,095,285
Jefferson Co Sewer	Zero Coupon		10/1/2046	BBB	5,445,000	5,548,992
Jefferson Co Sewer	6.00%		10/1/2042	BBB	7,175,000	7,943,879
Jefferson Co Sewer	6.50%		10/1/2053	BBB	26,800,000	29,852,611
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2028	AA	4,035,000	3,016,763

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Jefferson Co Sewer (AGM)	5.00%		10/1/2044	AA		$5,070,000	$5,402,645
KY Public Energy Auth–Morgan Stanley	4.00%	#(b)	8/1/2052	A1		16,000,000	17,136,779
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2051	A		3,750,000	4,311,945
Main St Nat Gas†	4.00%	#(b)	8/1/2052	BBB-		50,000,000	51,312,260
Main St Nat Gas–Citibank	4.00%	#(b)	5/1/2052	A3		8,750,000	9,237,672
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		2/1/2040	Baa2		5,355,000	5,399,704
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		4/1/2040	Baa2		3,115,000	3,141,004
PR Aqueduct & Swr Auth†	4.00%		7/1/2042	NR		5,575,000	5,736,807
PR Aqueduct & Swr Auth†(a)	4.00%		7/1/2042	NR		17,000,000	17,500,691
PR Aqueduct & Swr Auth†	4.00%		7/1/2047	NR		3,210,000	3,271,300
PR Aqueduct & Swr Auth†	5.00%		7/1/2025	NR		10,000,000	10,677,447
PR Aqueduct & Swr Auth†	5.00%		7/1/2025	NR		4,060,000	4,334,998
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		16,665,000	18,848,602
PR Aqueduct & Swr Auth†	5.00%		7/1/2033	NR		4,780,000	5,427,043
PR Aqueduct & Swr Auth†(a)	5.00%		7/1/2033	NR		5,000,000	5,694,964
PR Aqueduct & Swr Auth†	5.00%		7/1/2035	NR		15,000,000	16,768,830
PR Aqueduct & Swr Auth†	5.00%		7/1/2037	NR		3,225,000	3,632,883
PR Aqueduct & Swr Auth†	5.00%		7/1/2037	NR		3,500,000	3,942,663
PR Aqueduct & Swr Auth†(a)	5.00%		7/1/2037	NR		6,000,000	6,803,602
PR Aqueduct & Swr Auth†	5.00%		7/1/2047	NR		20,000,000	21,826,960
PR Elec Pwr Auth(c)	5.00%		7/1/2042	D	(e)	4,975,000	4,763,562
PR Elec Pwr Auth(c)	5.05%		7/1/2042	D	(e)	3,425,000	3,279,437
PR Elec Pwr Auth(c)	5.25%		7/1/2024	D	(e)	7,000,000	6,737,500
PR Elec Pwr Auth(c)	5.50%		7/1/2038	D	(e)	1,530,000	1,478,363
Prichard Wtr & Swr	4.00%		11/1/2044	BB-		1,980,000	1,768,385
TEAC–Goldman Sachs	5.00%	#(b)	5/1/2052	A2		2,500,000	2,862,415
Total							430,759,556
Total Municipal Bonds (cost $4,327,183,019)							4,216,350,974

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.29%

VARIABLE RATE DEMAND NOTES 0.29%

Tax Revenue 0.24%
NYC TFA–Future Tax	0.330%	4/1/2022	2/1/2045	AAA	$2,800,000	$2,800,000
NYC TFA–Future Tax	0.330%	4/1/2022	2/1/2045	AAA	7,625,000	7,625,000
Total						10,425,000

Utilities 0.05%
NYC Muni Water	0.390%	4/1/2022	6/15/2049	AA+	2,000,000	2,000,000
Total Short-Term Investments (cost $12,425,000)						12,425,000
Total Investments in Securities 99.53% (cost $4,339,608,019)						4,228,775,974
Other Assets and Liabilities – Net 0.47%						19,806,067
Net Assets 100.00%						$4,248,582,041

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by–Financial Guaranty Insurance Company.
GTD	Guaranteed.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $1,157,505,503, which represents 27.24% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
(a)	Securities purchased on a when-issued basis (See Note 2(g)).
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	This investment has been rated by Fitch IBCA.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$617,323,156	$26,758,103	$644,081,259
Education	–	226,197,603	8,538,925	234,736,528
Health Care	–	609,255,964	31,130,248	640,386,212
Housing	–	113,425,784	9,265,272	122,691,056
Other Revenue	–	311,033,059	2,146,989	313,180,048
Special Tax	–	229,180,144	15,656,750	244,836,894
Tax Revenue	–	240,652,042	3,352,290	244,004,332
Remaining Industries	–	1,772,434,645	–	1,772,434,645
Short-Term Investments
Variable Rate Demand Notes	–	12,425,000	–	12,425,000
Total	$–	$4,131,927,397	$96,848,577	$4,228,775,974

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2021	$10,542,427
Accrued Discounts (Premiums)	(60,075)
Realized Gain (Loss)	247,990
Change in Unrealized Appreciation (Depreciation)	(11,028,827)
Purchases	10,647,167
Sales	(1,272,990)
Transfers into Level 3	87,850,112
Transfers out of Level 3	(77,227)
Balance as of March 31, 2022	$96,848,577
Change in unrealized appreciation/ depreciation for the period ended March 31, 2022, related to Level 3 investments held at March 31, 2022	$(11,028,827)

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.34%

MUNICIPAL BONDS 97.34%

Corporate-Backed 21.58%
Allegheny Co IDA–US Steel	4.875%		11/1/2024	BB-	$4,000,000	$4,177,356
Allegheny Co IDA–US Steel	5.125%		5/1/2030	BB-	12,485,000	13,819,573
Bucks Cnty IDA–Waste Mgmt AMT	2.75%		12/1/2022	A-	1,000,000	1,005,130
CA Muni Fin–United Airlines AMT	4.00%		7/15/2029	B+	2,320,000	2,366,742
Calhoun Co IDA–Max Midstream AMT†	3.625%		7/1/2026	NR	2,500,000	2,489,685
Downtown Doral CDD†	3.875%		12/15/2023	NR	105,000	106,039
Downtown Doral CDD†	4.25%		12/15/2028	NR	250,000	257,595
FL DFC–Waste Pro AMT†	5.00%		5/1/2029	NR	7,410,000	7,733,240
Greater Orlando Aviation–Jet Blue	5.00%		11/15/2026	NR	100,000	102,279
Gulf Coast TX–Waste Mgmt AMT	1.50%		5/1/2028	A-	1,750,000	1,613,495
Henderson Facs–Pratt Paper AMT(a)	3.70%		1/1/2032	NR	4,000,000	4,026,676
Hoover IDA–US Steel AMT	6.375%	#(b)	11/1/2050	BB-	2,000,000	2,373,808
Houston Arpt–United Airlines AMT	5.00%		7/1/2029	Ba3	8,850,000	9,207,112
IA Fin Auth–Alcoa	4.75%		8/1/2042	BB+	2,660,000	2,674,509
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	9,535,000	9,876,014
IN Fin Auth–OVEC	2.50%		11/1/2030	Baa3	3,350,000	3,017,606
IN Fin Auth–OVEC	3.00%		11/1/2030	Baa3	500,000	468,483
IN Fin Auth–OVEC	3.00%		11/1/2030	Baa3	1,000,000	936,966
IN Fin Auth–US Steel	4.125%		12/1/2026	BB-	5,230,000	5,410,137
LA Env Facs–Westlake Chem	3.50%		11/1/2032	BBB	8,255,000	8,376,169
LA St John Parish–Marathon Oil	2.125%	#(b)	6/1/2037	BBB-	550,000	542,449
LA St John Parish–Marathon Oil	2.20%	#(b)	6/1/2037	BBB-	5,980,000	5,790,664
LA St John Parish–Marathon Oil	2.375%	#(b)	6/1/2037	BBB-	425,000	414,485
Love Field Arpt–Southwest Airlines	5.00%		11/1/2022	Baa1	285,000	289,793
Love Field Arpt–Southwest Airlines	5.00%		11/1/2028	Baa1	400,000	406,440
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	950,000	910,682
Matagorda Co Nav Dist–AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	500,000	547,342
MI Strategic Fund–GPK AMT	4.00%	#(b)	10/1/2061	BB	3,010,000	3,152,376
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	5,775,000	6,069,639
MSR Energy Auth–Citi	6.125%		11/1/2029	BBB+	2,440,000	2,808,999
New York Liberty Development Corp	1.90%		11/15/2031	A	1,000,000	850,699
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	2,835,000	2,882,271
NH Bus Fin Auth–United Illuminating	2.80%	#(b)	10/1/2033	A-	1,000,000	1,007,562

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
NH Fin Auth–Casella Waste†	2.95%		4/1/2029	B		$2,300,000	$2,257,151
NH National Fin Auth–Covanta†	3.625%	#(b)	7/1/2043	B1		2,270,000	2,163,240	(c)
NH National Fin Auth–Covanta AMT†	3.75%	#(b)	7/1/2045	B1		12,155,000	11,763,577
NH National Fin Auth–Covanta AMT†	4.00%		11/1/2027	B1		1,525,000	1,538,933
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1		4,100,000	4,132,160
NJ EDA–Continental Airlines	5.125%		9/15/2023	Ba3		4,100,000	4,183,669
NJ EDA–Continental Airlines	5.25%		9/15/2029	Ba3		1,750,000	1,780,949
NJ EDA–Goethals Brdg AMT	5.25%		1/1/2025	BBB		565,000	592,424
NTL Fin Auth–Waste Mgmt AMT	2.15%	#(b)	7/1/2027	A-		3,160,000	3,131,214
NY Env Facs–Casella Waste AMT	2.75%	#(b)	9/1/2050	B		3,500,000	3,500,982
NY Env Facs–Casella Waste AMT†	2.875%	#(b)	12/1/2044	B		1,500,000	1,462,072
NY Env Facs–Casella Waste AMT†	3.125%	#(b)	12/1/2044	B		3,000,000	3,034,417
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR		5,125,000	5,442,358
NY Liberty Dev Corp–4 WTC	1.45%		11/15/2029	A		2,500,000	2,142,572
NY Trans Dev Corp–American Airlines AMT	2.25%		8/1/2026	B	(d)	3,350,000	3,234,235
NY Trans Dev Corp–American Airlines AMT	3.00%		8/1/2031	B	(d)	10,545,000	10,168,862
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2026	B-		1,000,000	1,008,677
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-		4,895,000	5,338,748
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-		7,410,000	8,402,377
NYC IDA–TRIPS	5.00%		7/1/2022	BBB+		1,050,000	1,058,205
NYC IDA–TRIPS	5.00%		7/1/2028	BBB+		1,000,000	1,006,084
OH Air Dev Auth–AEP AMT	2.60%	#(b)	6/1/2041	BBB+		2,500,000	2,506,263
OH Air Dev Auth–OVEC	1.50%	#(b)	2/1/2026	Baa3		1,200,000	1,134,627
OH Air Dev Auth–OVEC	2.875%		2/1/2026	Baa3		700,000	687,972
OH Air Quality–AMG Vanadium AMT†	5.00%		7/1/2049	B-		2,500,000	2,599,854
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR		345,000	361,060
Ohio Air Quality Development Authority	2.875%		2/1/2026	Baa3		1,940,000	1,906,665
PA EDA–Consol Energy AMT†	9.00%	#(b)	4/1/2051	CCC+		3,125,000	3,719,994
Parish of St James–Nustar Logistics†	6.10%	#(b)	6/1/2038	BB-		2,860,000	3,383,616
Parish of St James–Nustar Logistics†	6.10%	#(b)	12/1/2040	BB-		750,000	887,312
Phenix City–Meadwestvaco AMT	4.125%		5/15/2035	BBB		2,500,000	2,519,502
Polk Co IDA–Mineral Development†	5.875%		1/1/2033	NR		1,375,000	1,535,779	(c)
Port Beaumont Nav Dis–Jefferson Rail AMT†	1.875%		1/1/2026	NR		2,210,000	2,109,728
Port Beaumont Nav Dis–Jefferson Rail AMT†	2.00%		1/1/2027	NR		1,050,000	989,632
Port Beaumont Nav Dis–Jefferson Rail AMT†	2.125%		1/1/2028	NR		575,000	535,038

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Port Beaumont Nav Dis–Jefferson Rail AMT†	2.25%		1/1/2029	NR		$800,000	$734,030
Port Beaumont Nav Dis–Jefferson Rail AMT†	2.50%		1/1/2030	NR		800,000	732,814
Port Beaumont Nav Dis–Jefferson Rail AMT†	2.625%		1/1/2031	NR		1,200,000	1,094,238
Port Beaumont Nav Dis–Jefferson Rail AMT†	2.75%		1/1/2036	NR		9,000,000	7,758,669
Port Beaumont Nav Dis–Jefferson Rail AMT†	3.625%		1/1/2035	NR		6,730,000	6,486,196
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB		3,500,000	3,594,636
Sky Harbour Capital Aviation AMT	4.00%		7/1/2036	NR		5,585,000	5,361,697
St Charles Parish–Valero Energy	4.00%	#(b)	12/1/2040	BBB		550,000	551,856
St James Parish–Nustar Logistics†	5.85%	#(b)	8/1/2041	BB-		4,125,000	4,450,693
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR		150,000	155,147
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR		115,000	122,157
Warren Co–Intl Paper	2.90%	#(b)	9/1/2032	BBB		750,000	759,646
Whiting Env Facs–BP AMT	5.00%	#(b)	11/1/2045	A2		1,170,000	1,191,305
WI PFA–American Dream†	5.00%		12/1/2027	NR		1,275,000	1,199,907	(c)
WI PFA–American Dream†	6.50%		12/1/2037	NR		2,000,000	1,982,354
WI PFA–Celanese AMT	4.30%		11/1/2030	BBB		3,095,000	3,250,618
WI PFA–Celanese AMT	5.00%		1/1/2024	BBB		1,500,000	1,570,805
WI PFA–Celanese AMT	5.00%		12/1/2025	BBB		2,490,000	2,721,770
WI PFA–TRIPS	5.00%		7/1/2022	BBB+		95,000	95,568
WI PFA–TRIPS AMT	5.00%		7/1/2042	BBB+		1,075,000	1,079,817
WI PFA–TRIPS AMT	5.00%		7/1/2022	BBB+		90,000	90,272
Total							252,916,158

Education 4.32%
AZ Edu Fac–Odyssey Prep†	4.00%		7/1/2029	BB-		465,000	474,238
AZ IDA–Academy of Math & Science Proj†	5.00%		7/1/2029	BB		1,500,000	1,590,709
CA Muni Fin–Julian Chtr Sch†	5.00%		3/1/2025	B+		565,000	569,867
CA Muni Fin Auth–William Jessup U	5.00%		8/1/2024	NR		835,000	861,562
CA Muni Fin Auth–William Jessup U	5.00%		8/1/2027	NR		100,000	104,993
Cap Trust Agy–Renaissance Chtr Sch†	4.00%		6/15/2029	NR		965,000	974,246
Cap Trust Ed Facs–Advantage Charter Scho	4.00%		12/15/2024	Baa3		325,000	332,334
Cap Trust Ed Facs–Advantage Charter Scho	5.00%		12/15/2029	Baa3		400,000	432,021
Chester Co Hlth & Ed–Immaculata Univ	4.25%		11/1/2032	BB-	(d)	1,600,000	1,431,675
Chester Co Hlth & Ed–Immaculata Univ	5.00%		11/1/2022	BB-	(d)	630,000	631,214

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Chicago Brd Ed	5.00%		12/1/2022	BB		$1,500,000	$1,530,937
City of Farmington NM	1.80%		4/1/2029	A-		7,810,000	7,080,505
Clifton Higher Ed–Intl Ldrshp Sch	4.625%		8/15/2025	NR		2,565,000	2,665,014
CT Ed Facs–Univ of Hartford	5.00%		7/1/2029	BBB-		925,000	1,039,369
FL HI Ed–Jacksonville Univ†	4.50%		6/1/2033	NR		4,035,000	4,099,885
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		2,250,000	2,365,065
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2023	Baa3		500,000	519,167
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2024	Baa3		500,000	530,110
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2025	Baa3		600,000	648,657
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2026	Baa3		750,000	825,044
MA DFA–Emerson Clg	5.00%		1/1/2024	BBB+		500,000	522,749
Maricopa Co IDA–Ottawa Univ†	5.00%		10/1/2026	NR		300,000	311,262
Maricopa Co IDA–Ottawa Univ†	5.125%		10/1/2030	NR		425,000	461,490
Marietta Dev Auth–Life Univ†	5.00%		11/1/2027	Ba3		2,000,000	2,096,668
Multnomah Co Hsp–Mirabella	5.00%		10/1/2024	NR		130,000	133,846
New Hope Cultural Education Facilities Finance Cor†	4.00%		8/15/2023	BB+		700,000	708,048
New Hope Cultural Education Facilities Finance Cor†	4.00%		8/15/2025	BB+		1,280,000	1,302,951
New Hope Cultural Education Facilities Finance Cor†	4.00%		8/15/2027	BB+		1,040,000	1,058,566
New Hope Cultural Education Facilities Finance Cor†	4.00%		8/15/2029	BB+		1,345,000	1,363,816
NY Dorm–Pace Univ	4.00%		5/1/2022	BBB-		245,000	245,512
NY Dorm–Touro Clg	5.25%		1/1/2034	BBB-	(d)	100,000	105,283
NY Dorm–Yeshiva Univ	4.00%		11/1/2025	B2		175,000	175,039
NY Dorm–Yeshiva Univ	4.00%		11/1/2026	B2		165,000	165,019
NY Dorm–Yeshiva Univ	5.00%		9/1/2028	BBB-		595,000	595,425
NYC IDA–Yankee Stadium (FGIC)	8.37% (CPI Based	)#	3/1/2027	Baa1		2,500,000	2,612,123	(c)
OH HI Ed–Dayton Univ (AMBAC)	3.72% (CPI Based	)#	12/1/2022	A+		2,365,000	2,397,275
Oklahoma Development Finance Authority	4.00%		8/1/2037	BBB-		350,000	355,283
PA Higher Ed–Assistance Agny	5.00%		6/1/2027	A1		1,600,000	1,778,810
PA Higher Ed–Assistance Agny	5.00%		6/1/2029	A1		1,165,000	1,326,388
Pima IDA–American Leadership Acad†	4.00%		6/15/2022	NR		480,000	482,700
VT Edu Loan Rev AMT	3.75%		6/15/2028	A		1,305,000	1,293,268

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
VT Edu Loan Rev AMT	4.00%	6/15/2029	A		$1,525,000	$1,519,366
VT Edu Loan Rev AMT	4.00%	6/15/2030	A		875,000	865,142
Total						50,582,641

Financial Services 0.18%
MA Ed Fin Auth AMT	5.00%	7/1/2025	AA		2,000,000	2,146,515

General Obligation 11.78%
Academical Village CCD	3.25%	5/1/2031	NR		765,000	746,152
Academical Village CDD	2.875%	5/1/2025	NR		910,000	909,855
Arlington ISD–Brooks Academies	4.00%	6/15/2031	NR		3,360,000	3,239,337
Chicago Brd Ed	Zero Coupon	12/1/2025	BB		1,000,000	896,760
Chicago Brd Ed	4.00%	12/1/2022	BB		1,290,000	1,309,877
Chicago Brd Ed	4.00%	12/1/2022	BB		1,175,000	1,193,105
Chicago Brd Ed	4.00%	12/1/2027	BB		2,250,000	2,342,925
Chicago Brd Ed	5.00%	12/1/2027	BB		1,250,000	1,365,929
Chicago Brd Ed	5.00%	12/1/2030	BB		1,195,000	1,309,179
Chicago Brd Ed	5.00%	12/1/2030	BB		2,370,000	2,626,514
Chicago Brd Ed	5.00%	12/1/2030	BB		3,780,000	4,100,918
Chicago Brd Ed	5.00%	12/1/2033	BB		2,635,000	2,888,337
Chicago Brd Ed	5.00%	12/1/2034	BB		6,325,000	6,853,225
Chicago Brd Ed	6.50%	12/1/2046	BB		1,000,000	1,135,224
Chicago Brd Ed†	6.75%	12/1/2030	BB		2,000,000	2,363,736
Chicago Brd Ed	7.00%	12/1/2026	BB		100,000	114,419
Chicago Brd Ed	7.00%	12/1/2044	BB		1,250,000	1,409,001
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA		1,500,000	1,705,494
Chicago Brd Ed (AGM)	5.00%	12/1/2029	AA		1,415,000	1,628,397
Chicago GO	4.00%	1/1/2035	BBB+		5,000,000	5,052,244
Chicago GO	5.00%	1/1/2024	BBB+		2,930,000	3,058,158
Chicago GO	5.00%	1/1/2027	BBB+		1,245,000	1,352,963
Chicago GO	5.25%	1/1/2028	BBB+		1,000,000	1,066,686
Chicago GO	5.50%	1/1/2030	BBB+		1,685,000	1,807,320
Chicago GO (NPFGC)(FGIC)	Zero Coupon	1/1/2031	BBB+		2,335,000	1,733,236
City of Chicago IL	5.00%	1/1/2027	BBB+		3,935,000	4,276,231
Commonwealth of Puerto Rico	4.00%	7/1/2041	NR		3	3
Cook Co GO	5.00%	11/15/2022	A+		335,000	342,207
Coralville GO	4.50%	6/1/2032	BB+		1,215,000	1,231,992
Coralville GO	5.00%	5/1/2030	A-	(d)	1,130,000	1,188,290

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
IL State GO	3.50%		6/1/2031	BBB	$1,305,000	$1,320,599
IL State GO	5.00%		10/1/2024	BBB	3,000,000	3,189,054
IL State GO	5.00%		11/1/2025	BBB	2,000,000	2,165,662
IL State GO	5.00%		12/1/2026	BBB	3,000,000	3,284,885
IL State GO	5.00%		3/1/2028	BBB	1,500,000	1,660,429
IL State GO	5.00%		11/1/2028	BBB	2,935,000	3,240,566
IL State GO	5.00%		3/1/2029	BBB	1,670,000	1,675,698
IL State GO	5.00%		11/1/2029	BBB	3,345,000	3,684,218
IL State GO	5.375%		5/1/2023	BBB	1,700,000	1,759,583
IL State GO	5.50%		5/1/2030	BBB	13,680,000	15,906,988
New Haven GO	5.00%		8/1/2025	BBB+	580,000	631,207
Philadelphia Sch Dist	5.00%		9/1/2025	A1	200,000	217,448
PR Comwlth GO	Zero Coupon		7/1/2024	NR	1,661,926	1,517,500
PR Comwlth GO	Zero Coupon		7/1/2033	NR	1,655,981	958,925
PR Comwlth GO	Zero Coupon	#(b)	11/1/2043	NR	6,436,563	3,467,698
PR Comwlth GO	4.00%		7/1/2033	NR	1,286,796	1,259,564
PR Comwlth GO	4.00%		7/1/2035	NR	1,156,657	1,119,567
PR Comwlth GO	4.00%		7/1/2037	NR	992,716	956,387
PR Comwlth GO	4.00%		7/1/2046	NR	2	2
PR Comwlth GO	5.25%		7/1/2023	NR	17,363,160	17,790,912
PR Comwlth GO	5.375%		7/1/2025	NR	2,433,130	2,569,359
PR Comwlth GO	5.625%		7/1/2027	NR	1,420,151	1,552,775
PR Comwlth GO	5.625%		7/1/2029	NR	1,397,111	1,560,866
PR Comwlth GO	5.75%		7/1/2031	NR	1,357,001	1,549,014
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2	2,325,000	2,351,352
San Gorgonio Memorial Health Care District	5.00%		8/1/2035	Ba1	1,355,000	1,386,919
VT EDA–Casella Waste AMT†	4.625%	#(b)	4/1/2036	B	1,900,000	2,054,222
Total						138,079,113

Health Care 10.72%
Antelope Valley Hlth	5.25%		3/1/2036	BBB	300,000	320,995
Atlanta Dev Auth–Georgia Proton	6.00%		1/1/2023	NR	2,000,000	1,060,000
Berks Co IDA–Tower Hlth	5.00%		11/1/2023	BB-	2,945,000	3,024,206
Berks Co IDA–Tower Hlth	5.00%		2/1/2032	BB-	850,000	936,714
Berks Co IDA–Tower Hlth	5.00%	#(b)	2/1/2040	BB-	8,710,000	9,219,694
Berks County Municipal Authority (The)	5.00%	#(b)	2/1/2040	BB-	6,100,000	6,376,698
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR	80,000	76,173

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Bucks Co IDA–Grand View Hosp	5.00%		7/1/2025	BB+		$1,075,000	$1,148,913
CA Stwde–Daughters of Charity	5.50%		7/1/2022	NR		8,965	8,427
CA Stwde–Daughters of Charity	5.75%		7/1/2024	NR		55,924	52,568
CA Stwde–Loma Linda Univ Med†	5.00%		12/1/2031	BB-		1,000,000	1,099,999
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB-		1,200,000	1,294,145
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2026	BB-		1,070,000	1,196,603
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2028	BB-		885,000	1,012,753
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2029	BB-		1,000,000	1,103,344
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2041	BB-		1,315,000	1,438,260
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		2,500,000	2,699,499
City of Oroville–Oroville Hsp	5.00%		4/1/2026	B+		1,255,000	1,322,049
City of Oroville–Oroville Hsp	5.00%		4/1/2029	B+		900,000	969,354
Colorado Health Facilities Authority	2.125%		5/15/2028	NR		1,750,000	1,675,441
Colorado Health Facilities Authority	2.625%		5/15/2029	NR		2,250,000	2,141,962
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2032	BB+		740,000	837,779
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2023	BBB-		1,500,000	1,541,240
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2028	BBB-		500,000	557,559
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2030	BBB-		1,900,000	2,099,124
Dev Auth of Floyd Cnty–Spires at Berry	5.50%		12/1/2028	NR		1,000,000	991,688
Duluth EDA–Benedictine Health	4.00%		7/1/2031	NR		1,625,000	1,640,200
Franklin Co IDA–Menno-Haven	5.00%		12/1/2026	NR		500,000	542,248
Fruita CO Hlth–Canyons Hosp & Med Centr†	5.375%		1/1/2033	NR		2,000,000	2,122,319
Fulton Co–Canterbury Court†	3.00%		4/1/2024	NR		1,050,000	1,048,790
Fulton Co Med Ctr	4.00%		7/1/2028	NR		3,755,000	3,805,368
Glendale IDA–Beatitudes	4.00%		11/15/2027	NR		385,000	387,775
Glendale IDA–Beatitudes	5.00%		11/15/2023	NR		1,715,000	1,756,047
Guadalupe Co–Seguin City Hospital	4.00%		12/1/2026	BB		410,000	416,039
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2022	BB		250,000	254,163
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2023	BB		1,280,000	1,322,634
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(b)	12/1/2050	BB-		2,275,000	2,416,907
ID HFA–Madison Mem Hosp	5.00%		9/1/2023	BB+		1,795,000	1,856,458
ID HFA–Madison Mem Hosp	5.00%		9/1/2029	BB+		710,000	774,320
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(d)	100,000	104,880
Jefferson Co–Samaritan Med Ctr	5.00%		11/1/2025	BB		1,305,000	1,398,410
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%		12/1/2025	NR		90,000	91,946
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB-	(d)	800,000	801,661

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2028	BB-	(d)	$1,135,000	$1,209,703
KY EDFA–CommonSpirit	5.00%		8/1/2030	A-		1,960,000	2,248,066
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2024	BB+	(d)	1,895,000	1,984,713
MA DFA–Ascentria Care†	5.00%		7/1/2031	NR		4,880,000	5,111,378
MA Hlth & Edu Facs–Trinity Hlth	1.159% (3 Mo. LIBOR * .67 + .82%	)#	11/15/2032	AA-		1,520,000	1,529,820
Montgomery Co IDA–Trinity Health	1.169% (3 Mo. LIBOR * .67 + .83%	)#	11/15/2034	AA-		480,000	474,830
Muskingum Co Hsp–Genesis Hlthcare	4.00%		2/15/2023	BB+		1,500,000	1,520,411
Nat Fin Auth–Ascentria Care†	5.00%		7/1/2031	NR		1,880,000	1,956,076
New Hope Cultural–Wesleyan Homes	3.00%		1/1/2024	NR		155,000	151,723
New Hope Cultural–Wesleyan Homes	4.00%		1/1/2029	NR		470,000	446,971
New York State Dormitory Authority	5.00%		8/1/2029	BBB-		3,390,000	3,723,328
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BBB-		810,000	811,883
Norfolk Redev & Hsg Auth–Harbor’s Edge	4.00%		1/1/2025	NR		1,650,000	1,650,283
NY Dorm–Montefiore	5.00%		9/1/2028	BBB-		470,000	517,927
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		500,000	511,446
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		200,000	204,578
OK DFA–OU Med	5.00%		8/15/2029	BB+		475,000	514,801
OU MedOK DFA OK DFA–OU Med	5.00%		8/15/2024	BB+		1,400,000	1,482,214
Palomar Health†	5.00%		11/1/2027	BBB		4,330,000	4,775,572
Palomar Health	5.00%		8/1/2029	A1		775,000	854,403
Palomar Health	5.00%		11/1/2031	BBB		750,000	828,757
Palomar Hlth	5.00%		11/1/2028	BBB		1,000,000	1,106,763
Palomar Hlth	5.00%		11/1/2036	BBB		1,500,000	1,648,524
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2023	BBB		1,000,000	1,039,035
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2029	BBB		4,255,000	4,697,043
RI Hlth & Ed–Care New England	5.00%		9/1/2031	B+		8,010,000	8,622,323
Roanoke Co EDA–Richfield Living II	4.30%		9/1/2030	NR		770,000	664,704	(c)
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2022	NR		700,000	712,061
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2023	NR		740,000	767,066
SC Kiawah Life Plan Village†	8.75%		7/1/2025	NR		4,500,000	4,501,253
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(d)	100,000	101,672
SE Port Auth–Memorial Hlth	5.00%		12/1/2023	BB-	(d)	100,000	103,364
SE Port Auth–Memorial Hlth	5.50%		12/1/2029	BB-	(d)	1,000,000	1,050,699
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2023	BBB-	(d)	230,000	240,113
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		140,000	139,670

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
WI Hlth & Ed–American Baptist	4.375%		8/1/2027	NR	$225,000	$222,516
WI Hlth Fac Auth–St. Camillus	5.00%		11/1/2026	NR	355,000	377,013
WI Hlth Fac Auth–St. Camillus	5.00%		11/1/2027	NR	375,000	400,514
WI PFA–Bancroft Neuro†	5.00%		6/1/2026	NR	470,000	493,327	(c)
WI PFA–Carson Valley Med Center	3.00%		12/1/2026	BB+	250,000	250,619
WI PFA–Carson Valley Med Center	4.00%		12/1/2031	BB+	1,050,000	1,105,455
Total						125,697,969

Housing 1.27%
CA HFA–MFH	4.00%		3/20/2033	NR	820,190	869,319
Ca Stwde–Lancer Student Hsg†	3.00%		6/1/2029	NR	750,000	704,136
Chicago GO	5.00%		1/1/2023	BBB+	2,000,000	2,050,337
MN HFA	3.00%		1/1/2051	AA+	1,195,000	1,201,564
Montgomery Co Hsg	4.00%		7/1/2048	Aa2	495,000	509,114
NC State Hsg Fin Agy	4.00%		7/1/2047	AA+	425,000	436,962
NJ Hsg and Mtg Fin Auth	4.50%		10/1/2048	AA	860,000	904,113
NYC HDC	2.85%		11/1/2031	AA+	1,285,000	1,279,326
NYC HDC (FHA)	0.95%		5/1/2027	AA+	1,610,000	1,483,778
NYC HDC (FHA)	1.00%		11/1/2027	AA+	1,000,000	915,036
NYC HDC (FHA)	1.45%		11/1/2029	AA+	1,080,000	983,191
NYS HFA L-1	1.45%		5/1/2029	Aa2	1,560,000	1,426,430
NYS HFA L-2	1.25%		11/1/2028	Aa2	775,000	704,871
PA Hsg Fin Auth AMT	4.00%		4/1/2039	AA+	375,000	383,452
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2026	Baa3	890,000	980,115
Total						14,831,744

Lease Obligations 3.20%
Coralville COPs	4.00%		6/1/2031	BB	4,485,000	4,469,890
IL Sports Facs	5.00%		6/15/2030	BB+	1,500,000	1,658,803
IL Sports Facs (BAM)	5.00%		6/15/2028	AA	1,100,000	1,260,741
IL Sports Facs (BAM)	5.00%		6/15/2029	AA	1,000,000	1,163,779
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2024	A1	1,000,000	1,072,280
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon		6/15/2028	BBB+	1,345,000	1,087,814
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	5.50%		6/15/2029	BBB+	2,015,000	2,233,699
NJ EDA–Sch Facs	1.76% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	A3	2,280,000	2,308,527

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
NJ EDA–Sch Facs	2.06% (MUNIPSA * 1 + 1.55%	)#	9/1/2027	A3	$530,000	$534,564
NJ EDA–Sch Facs	5.00%		3/1/2023	A3	2,005,000	2,060,104
NJ EDA–Sch Facs	5.00%		6/15/2023	A3	3,455,000	3,575,105
NJ EDA–Sch Facs	5.00%		3/1/2030	A3	3,000,000	3,089,885
NJ Trans Trust Fund	4.00%		12/15/2031	A3	4,110,000	4,370,382
NJ Trans Trust Fund	5.00%		12/15/2023	A3	1,000,000	1,046,773
NJ Trans Trust Fund	5.00%		12/15/2026	A3	3,510,000	3,895,348
PA COPS	5.00%		7/1/2024	A	300,000	318,472
San Diego Cap Grant–Mid-Coast Corridor	1.80%		11/15/2027	A-	3,525,000	3,390,994
Total						37,537,160

Other Revenue 6.47%
Arlington Hi Ed Fin Corp–Newman Intl Acad	4.00%		8/15/2031	NR	360,000	356,106
Arlington Hi Ed Fin Corp–Newman Intl Acad	4.375%		8/15/2026	NR	1,655,000	1,680,313
AZ IDA–Academy of Math & Science†	4.00%		7/1/2029	BB	400,000	405,274
AZ IDA–Basis Schools†	5.00%		7/1/2026	BB	500,000	524,630
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2027	Ba1	2,100,000	2,343,127
Build NYC Res Corp–Hellenic Charter†	4.00%		12/1/2031	NR	700,000	705,028
Build NYC Res Corp–Shefa School†	2.50%		6/15/2031	NR	1,100,000	992,240
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2025	BBB-	150,000	161,196
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2026	BBB-	150,000	163,673
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2027	BBB-	160,000	177,134
Cap Trust Agy–Edu Growth Chtr Sch†	3.375%		7/1/2031	NR	7,040,000	6,787,054
Cap Trust Agy–Franklin Academy†	4.00%		12/15/2023	NR	370,000	376,004
Cap Trust Agy–Franklin Academy†	4.00%		12/15/2024	NR	385,000	392,684
Cap Trust Agy–Franklin Academy†	4.00%		12/15/2025	NR	300,000	306,297
Cap Trust Agy–Franklin Academy†	5.00%		12/15/2026	NR	300,000	317,118
Cap Trust Agy–Franklin Academy†	5.00%		12/15/2027	NR	660,000	694,711
Cap Trust Agy–Franklin Academy†	5.00%		12/15/2028	NR	690,000	723,500
Cap Trust Agy–Franklin Academy†	5.00%		12/15/2029	NR	730,000	762,212
Cap Trust Agy–Franklin Academy†	5.00%		12/15/2035	NR	2,165,000	2,235,503
Chester Co IDA–Collegium Charter Sch	3.70%		10/15/2022	BB	345,000	346,585
Cleveland Co Port Auth–Playhouse Sq	5.00%		12/1/2028	BB+	1,610,000	1,716,751
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,600,000	1,736,211
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2028	NR	3,040,000	3,282,491

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
FL DFC–FL Charter Foundation†	4.00%	7/15/2026	NR	$560,000	$563,362
FL DFC–Renaissance Chtr Sch†	5.00%	6/15/2025	NR	225,000	233,543
FL DFC–Renaissance Chtr Sch 2020†	4.00%	9/15/2030	NR	470,000	477,123
Florence Twn IDA–Legacy Trad Sch	5.00%	7/1/2023	BB+	90,000	92,168
IL Fin Auth–Acero Charter†	4.00%	10/1/2028	BB+	580,000	593,660
IL Fin Auth–Acero Charter†	4.00%	10/1/2030	BB+	625,000	635,361
IL Fin Auth–Acero Charter†	4.00%	10/1/2031	BB+	985,000	999,002
IL Fin Auth–Acero Charter†	4.00%	10/1/2032	BB+	680,000	687,504
Illinois Sports Facilities Authority (The) (AGM)	5.25%	6/15/2032	AA	750,000	784,501
Jefferson Parish Econ Dev Dist–Kenner†	4.80%	6/15/2029	NR	2,500,000	2,612,226
Lowndes Co Poll Ctl–Weyerhaeuser	6.80%	4/1/2022	BBB	3,320,000	3,320,000
Main St Nat Gas–Macquarie	5.00%	5/15/2026	A3	1,000,000	1,074,476
Maricopa Co IDA–Legacy Schools†	4.00%	7/1/2029	BB+	500,000	516,185
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR	1,500,000	900,000
Phoenix IDA–GreatHearts Academy	2.95%	7/1/2026	BBB-	1,615,000	1,617,281
Pima Co IDA–Edkey Chtr Sch†	3.50%	7/1/2025	NR	1,000,000	1,003,112
Salt Verde Fin Corp–Citi	5.25%	12/1/2023	A3	235,000	245,875
UT Charter Sch–Freedom Academy†	3.25%	6/15/2031	NR	540,000	505,894
UT Charter Sch–Freedom Academy†	4.50%	6/15/2027	NR	2,800,000	2,874,324
WA State Convention Ctr Pub Facs	3.00%	7/1/2031	Baa3	2,395,000	2,252,909
WA State Convention Ctr Pub Facs	4.00%	7/1/2030	Baa3	925,000	957,498
WA State Convention Ctr Pub Facs	5.00%	7/1/2032	Baa3	1,540,000	1,760,346
WA State Convention Ctr Pub Facs	5.00%	7/1/2033	Baa3	1,710,000	1,949,634
WA State Convention Ctr Pub Facs	5.00%	7/1/2034	Baa3	550,000	625,767
WA State Convention Ctr Pub Facs	5.00%	7/1/2035	Baa3	2,665,000	3,028,586
Washington St Convention Ctr Pub Facs	4.00%	7/1/2031	NR	18,205,000	18,392,688
Total					75,888,867

Special Tax 4.33%
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	2,000,000	2,163,567
Allentown Neighborhood Impt†	5.00%	5/1/2033	Ba3	1,750,000	1,911,294
Allentown Neighborhood Impt–City Center†	5.00%	5/1/2022	Ba3	555,000	556,118
Allentown Neighborhood Impt–City Center†	5.00%	5/1/2023	Ba3	130,000	133,418
Allentown Neighborhood Impt–City Center†	5.00%	5/1/2028	NR	1,630,000	1,791,726

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Allentown Neighborhood Impt–Wtrfrnt Proj†	6.00%		5/1/2042	NR	$980,000	$1,109,563
Atlanta Urban Dev Agency–Atlanta Beltline†	2.375%		7/1/2026	NR	830,000	807,848
Atlanta Urban Dev Agency–Atlanta Beltline†	2.875%		7/1/2031	NR	965,000	916,962
Berkeley Co–Nexton Imp Dist	4.00%		11/1/2030	NR	425,000	440,922
Brighton Crossing Met Dist #6	5.00%		12/1/2035	NR	525,000	550,079
Celebration Pointe CDD†	4.00%		5/1/2022	NR	90,000	90,090
Celebration Pointe Community Development District	2.375%		5/1/2026	NR	480,000	463,018
Celebration Pointe Community Development District	3.00%		5/1/2031	NR	750,000	703,190
CO Rocky Mtn Rail Park Met Dist†	5.00%		12/1/2031	NR	1,500,000	1,469,544
Fitzsimons Village Metropolitan District No 3	4.00%		12/1/2026	NR	800,000	781,021
MD Special Tax–Brunswick Crossing	3.00%		7/1/2024	NR	685,000	688,274
MD Special Tax–Brunswick Crossing	4.00%		7/1/2029	NR	1,225,000	1,274,146
MIDA Mount Village PID†	4.00%		8/1/2025	NR	1,000,000	1,019,692
MIDA Mount Village PID†	4.00%		8/1/2027	NR	1,385,000	1,408,171
MIDA Mount Village PID†	4.00%		8/1/2029	NR	1,000,000	1,005,358
MIDA Mount Village PID†	4.00%		8/1/2031	NR	1,000,000	989,491
North Las Vegas Special Improv Dist–Vall	3.50%		6/1/2023	NR	100,000	100,865
North Las Vegas Special Improv Dist–Vall	3.50%		6/1/2024	NR	115,000	116,738
North Las Vegas Special Improv Dist–Vall	3.75%		6/1/2025	NR	150,000	153,915
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR	200,000	200,638
Nthrn Palm Bch Co Impt Dist	5.00%		8/1/2037	NR	750,000	812,907
NYC IDA–Yankee Stadium (AGM)	5.00%		3/1/2030	AA	1,350,000	1,561,580
NYC IDA–Yankee Stadium (FGIC)	8.35% (CPI Based	)#	3/1/2025	Baa1	1,585,000	1,635,801
NYC IDA–Yankee Stadium (FGIC)	8.36% (CPI Based	)#	3/1/2026	Baa1	1,350,000	1,403,428	(c)
Peninsula Town Center†	4.00%		9/1/2023	NR	140,000	140,191
Peninsula Town Center†	4.50%		9/1/2028	NR	680,000	686,477
Rampart Range Met Dist	4.00%		12/1/2036	NR	1,600,000	1,492,809
River Islands PFA–CFD 2003	5.375%		9/1/2031	NR	1,000,000	1,030,242
Scranton RDA GTD	5.00%		11/15/2028	BB+	255,000	251,182
SF Spl Tax–Mission Rock Dist†	4.00%		9/1/2026	NR	100,000	103,391

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
SF Spl Tax–Mission Rock Dist†	4.00%	9/1/2031	NR	$1,025,000	$1,066,031
St Louis IDA–Ballpark Vlg	3.875%	11/15/2029	NR	1,170,000	1,077,660
St. Charles–Noah’s Ark CID	3.00%	5/1/2023	NR	300,000	299,870
St. Charles–Noah’s Ark CID	3.00%	5/1/2025	NR	450,000	446,507
St. Charles–Noah’s Ark CID	3.00%	5/1/2026	NR	275,000	271,564
St. Charles–Noah’s Ark CID	3.00%	5/1/2030	NR	1,950,000	1,873,382
Tahoe Douglas Visitors Auth	4.00%	7/1/2027	NR	650,000	671,944
Tahoe Douglas Visitors Auth	5.00%	7/1/2030	NR	2,755,000	3,022,678
Village CDD #12†	3.25%	5/1/2023	NR	160,000	160,859
Village CDD #12	3.25%	5/1/2026	NR	1,945,000	1,969,056
Village CDD #13	1.80%	5/1/2026	NR	700,000	670,600
Village CDD #13	2.55%	5/1/2031	NR	2,225,000	2,070,075
Village CDD #13†	2.625%	5/1/2030	NR	1,500,000	1,437,000
Village Met Dist–Avon	4.15%	12/1/2030	NR	3,695,000	3,805,389
West Villages Unit #7	4.00%	5/1/2024	NR	370,000	374,095
West Villages Unit #7	4.25%	5/1/2029	NR	940,000	973,932
Westerly Met Dist–Weld Co	4.125%	12/1/2031	NR	600,000	589,882
Total					50,744,180

Tax Revenue 3.26%
American Samoa GO†	6.50%	9/1/2028	Ba3	1,000,000	1,147,144
Casino Reinv Dev Auth	5.00%	11/1/2022	Baa2	350,000	356,071
Guam–Business Privilege Tax	4.00%	1/1/2036	Ba1	5,860,000	5,927,626
Guam–Business Privilege Tax	5.00%	1/1/2028	Ba1	250,000	276,561
Guam–Business Privilege Tax	5.00%	1/1/2030	Ba1	1,500,000	1,694,845
Guam–Business Privilege Tax	5.00%	1/1/2031	Ba1	750,000	857,213
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	BBB+	1,275,000	1,303,590
Met Pier & Expo Auth–Mccormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	NR	50,000	50,433
Met Pier & Expo Auth–Mccormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	BBB+	260,000	271,766
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	5,313,000	4,242,093
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	591,000	438,185
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	48,000	32,810
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	55,000	12,245
PR Corp Sales Tax	4.329%	7/1/2040	NR	27,000	27,998
PR Corp Sales Tax	4.50%	7/1/2034	NR	13,899,000	14,561,952
PR Corp Sales Tax	4.536%	7/1/2053	NR	1,000	1,040

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	4.55%		7/1/2040	NR		$3,000	$3,150
PR Corp Sales Tax	4.75%		7/1/2053	NR		19,000	19,982
PR Corp Sales Tax	5.00%		7/1/2058	NR		49,000	52,219
Puerto Rico Sales Tax Financing Corp Sales Tax Rev	Zero Coupon		7/1/2024	NR		3,317,000	3,113,510
Sparks–Legends at Sparks Marina†	2.50%		6/15/2024	Ba2		590,000	586,117
Sparks–Legends at Sparks Marina†	2.75%		6/15/2028	Ba2		2,300,000	2,238,926
Waldwick BOE NJ	2.00%		7/15/2029	AA		1,110,000	1,037,982
Total							38,253,458

Tobacco 0.86%
Nassau Co Tobacco	5.25%		6/1/2026	CCC+		1,540,000	1,578,043
Nthrn AK Tobacco	5.00%		6/1/2029	A		1,500,000	1,690,479
PA Tob Settlement	5.00%		6/1/2023	A1		760,000	785,760
San Diego Tobacco Settlement	4.00%		6/1/2032	BBB		185,000	189,974
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	NR		775,000	804,510
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB+		635,000	635,943
TSASC	5.00%		6/1/2022	BBB		4,400,000	4,416,981
Total							10,101,690

Transportation 10.73%
CA Muni Fin–LINXS AMT	5.00%		6/30/2029	BBB-	(d)	2,210,000	2,446,265
CA Muni Fin–LINXS AMT	5.00%		12/31/2029	BBB-	(d)	3,535,000	3,907,022
CA Muni Fin–LINXS AMT	5.00%		12/31/2035	BBB-	(d)	1,000,000	1,096,714
Central TX Mobility Auth	5.00%		1/1/2027	A-		1,690,000	1,848,821
City & County of Denver CO Airport System Revenue AMT	5.00%		12/1/2027	A		10,000,000	11,218,017
City of Los Angeles Department of Airports AMT	5.00%		5/15/2029	Aa3		2,700,000	3,085,481
Denver Arpt–United Airlines AMT	5.00%		10/1/2032	B		3,200,000	3,295,745
Denver RTD–Eagle P3	5.00%		1/15/2028	Baa1		1,500,000	1,666,819
Denver RTD–Eagle P3	5.00%		1/15/2029	Baa1		600,000	672,485
E470 Pub Hwy Auth	0.531% (SOFR + .35%	)#	9/1/2039	A		1,685,000	1,675,925
Houston Arpt–Continental Airlines AMT	4.75%		7/1/2024	Ba3		2,245,000	2,309,936
Houston Arpt–United Airlines AMT	5.00%		7/1/2027	B-	(d)	750,000	817,278
Houston Arpt–United Airlines AMT	5.00%		7/15/2027	B-	(d)	3,000,000	3,270,336
Houston Arpt–United Airlines AMT	5.00%		7/15/2035	B		2,450,000	2,579,344
IL State GO	5.00%		11/1/2025	BBB		3,000,000	3,248,493

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
MD EDC–CNX Marine Terminals	5.75%		9/1/2025	BB		$4,500,000	$4,542,369
MD EDC–Port Covington	3.25%		9/1/2030	NR		2,650,000	2,571,232
MI Strategic Fund–I-75 AMT	5.00%		6/30/2030	Baa2		1,080,000	1,198,731
MTA NY	5.00%		9/1/2022	NR		3,005,000	3,046,748
MTA NY	5.00%		2/1/2023	NR		1,905,000	1,951,601
MTA NY	5.00%		11/15/2029	A3		2,660,000	2,930,395
MTA NY	5.00%		11/15/2030	A3		3,000,000	3,057,713
MTA NY	5.00%		11/15/2031	A3		1,850,000	1,991,515
MTA NY	5.00%	#(b)	11/15/2034	A3		4,475,000	4,740,509
MTA NY	5.00%	#(b)	11/15/2045	A3		5,135,000	5,895,027
New York Transportation Development Corp AMT	5.00%		7/1/2030	Baa3		1,255,000	1,327,309
North Parkway Municipal Management District No 1†	3.625%		9/15/2026	NR		500,000	501,048
North Parkway Municipal Management District No 1†	4.25%		9/15/2031	NR		1,500,000	1,509,600
NY Trans Dev Corp–Delta Airlines AMT	4.00%		10/1/2030	Baa3		16,700,000	17,337,993
NY Trans Dev Corp–Delta Airlines AMT	5.00%		1/1/2036	Baa3		5,000,000	5,441,146
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2024	Baa3		1,000,000	1,043,380
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2030	Baa3		1,875,000	2,057,910
NY Trans Dev Corp–JFK IAT	5.00%		12/1/2025	Baa1		1,990,000	2,143,245
NY Trans Dev Corp–JFK IAT	5.00%		12/1/2026	Baa1		1,320,000	1,442,582
NY Trans Dev Corp–JFK IAT	5.00%		12/1/2027	Baa1		2,000,000	2,206,011
NY Trans Dev Corp–JFK IAT	5.00%		12/1/2028	Baa1		1,390,000	1,546,928
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%		7/1/2032	Baa3		830,000	855,141
NY Trans Dev Corp–TOGA AMT	5.00%		1/1/2023	Baa3		1,055,000	1,077,049
NYS Thruway–Service Area Proj AMT	2.50%		10/31/2031	BBB-	(d)	1,365,000	1,283,153
NYS Thruway–Service Area Proj AMT	4.00%		10/31/2034	BBB-	(d)	515,000	546,277
Osceola Co Trans–Osceola Parkway	5.00%		10/1/2031	BBB+		1,050,000	1,195,740
Osceola Parkway	5.00%		10/1/2029	BBB+		745,000	856,552
Philadelphia Arpt AMT	5.00%		7/1/2031	A2		1,900,000	2,213,703
PR Hwy & Trans Auth (AMBAC)	8.156% (CPI Based	)#	7/1/2028	NR		2,230,000	2,145,856
South Carolina Ports AMT	5.00%		7/1/2029	A+		1,900,000	2,173,358
Virginia Small Business Financing Authority AMT	4.00%		7/1/2029	BBB		1,750,000	1,831,444
Total							125,799,946

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities 18.64%
Amelia Co IDA–Waste Mgmt AMT	1.45%		4/1/2027	A-		$1,000,000	$934,842
Black Belt Energy Gas Dist	4.00%	#(b)	12/1/2052	Baa1		9,700,000	10,360,630
Burke Co Dev–Oglethorpe Power	3.00%	#(b)	11/1/2045	A-		1,535,000	1,550,422
CA Poll Ctl–Poseidon Res†	5.00%		7/1/2029	Baa3		250,000	280,980
Charlotte County IDA–Babcock Ranch†	5.00%		10/1/2029	NR		1,000,000	1,052,125
Clarion Co IDA–American Wtr AMT	2.45%	#(b)	12/1/2039	A+		1,000,000	996,835
CO Public Auth–ML	6.125%		11/15/2023	A2		1,035,000	1,081,804
DE EDA–NRG Energy	1.25%	#(b)	10/1/2040	BBB-		1,000,000	945,418
DE EDA–NRG Energy	1.25%	#(b)	10/1/2045	BBB-		13,000,000	12,290,437
FL DFC–Waste Pro AMT	3.00%		6/1/2032	NR		10,910,000	10,321,161
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa1		5,175,000	5,229,011
Illinois State Finance Auth–Navistar International Corp	5.00%		12/15/2028	A3		16,000,000	17,660,856
IN Fin Auth–Indy Power & Light	1.40%		8/1/2029	A2		2,000,000	1,761,415
KY Muni Pwr–Prarie State Proj	3.45%	#(b)	9/1/2042	Baa1		850,000	857,841
KY Public Energy Auth–Morgan Stanley	4.00%	#(b)	8/1/2052	A1		8,000,000	8,568,390
Luzerne Co IDA–American Wtr AMT	2.45%	#(b)	12/1/2039	A+		2,700,000	2,719,665
Main St Nat Gas†	4.00%	#(b)	8/1/2052	BBB-		40,000,000	41,049,808
Main St Nat Gas–Citibank	4.00%	#(b)	3/1/2050	A3		1,170,000	1,220,782
Main St Nat Gas–Citibank	5.00%		9/1/2025	A3		250,000	268,072
MSR Energy Auth–Citi	7.00%		11/1/2034	BBB+		7,500,000	10,009,619
Northern CA Gas–Goldman Sachs	4.00%	#(b)	7/1/2049	A2		4,100,000	4,215,022
Orlando Util Commn	1.25%	#(b)	10/1/2046	AA		3,000,000	2,847,300
PR Aqueduct & Swr Auth†	5.00%		7/1/2025	NR		2,500,000	2,669,362
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		20,665,000	23,372,718
PR Elec Pwr Auth(e)	4.10%		7/1/2019	NR		240,000	226,500
PR Elec Pwr Auth(e)	4.25%		7/1/2020	NR		970,000	915,437
PR Elec Pwr Auth(e)	5.00%		7/1/2018	NR		50,000	47,750
PR Elec Pwr Auth(e)	5.25%		7/1/2027	D	(d)	2,630,000	2,531,375
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA		145,000	147,594
Prichard Wtr & Swr	2.25%		11/1/2027	BB-		420,000	382,616
Prichard Wtr & Swr	2.375%		11/1/2028	BB-		1,305,000	1,171,862
Rockport IN Poll Ctl–IN MI Pwr	3.05%		6/1/2025	A-		1,610,000	1,639,964
SC Pub Service Auth	5.00%		12/1/2031	A		1,025,000	1,131,343
SC Pub Service Auth–Santee Cooper	5.00%		12/1/2031	A		1,000,000	1,180,307
SE AL Gas Dist	4.00%	#(b)	12/1/2051	A1		22,320,000	23,985,695
SE AL Gas Dist–Goldman Sachs	4.00%	#(b)	4/1/2049	A3		1,530,000	1,570,600

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
TEAC–Goldman Sachs		5.00%		2/1/2027	BBB+		$3,730,000	$4,097,067
TEAC–Goldman Sachs		5.00%	#(b)	5/1/2052	A2		3,000,000	3,434,897
TEAC–Goldman Sachs		5.625%		9/1/2026	BBB	(d)	5,405,000	6,068,920
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2027	A3		4,430,000	4,844,688
TX Muni Gas Acq & Supply–ML		6.25%		12/15/2026	A2		1,980,000	2,173,052
WV EDA–Appalachian Pwr		2.625%	#(b)	12/1/2042	A-		750,000	750,889
Total								218,565,071
Total Municipal Bonds (cost $1,177,584,838)								1,141,144,512

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.42%

VARIABLE RATE DEMAND NOTES 0.42%

Tax Revenue 0.15%
NYC TFA–Future Tax	0.330%	4/1/2022		2/1/2045	AAA		1,785,000	1,785,000

Utilities 0.27%
NYC Muni Water	0.430%	4/1/2022		6/15/2050	AA+		3,155,000	3,155,000
Total Short-Term Investments (cost $4,940,000)								4,940,000
Total Investments in Securities 97.76% (cost $1,182,524,838)								1,146,084,512
Other Assets and Liabilities – Net(g) 2.24%								26,246,067
Net Assets 100.00%								$1,172,330,579

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Over Night Financing Rate.
TRIPS	Tax Refund Intercept Programs.

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $261,500,420, which represents 22.31% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
(a)	Securities purchased on a when-issued basis (See Note 2(g)).
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.
(e)	Defaulted (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities–Net include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2022	593	Short	$(74,929,971)	$(72,864,875)	$2,065,096
U.S. 5-Year Treasury Note	June 2022	312	Short	(36,198,713)	(35,782,500)	416,213
Total Unrealized Appreciation on Open Futures Contracts						$2,481,309

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$248,017,232	$4,898,926	$252,916,158
Education	–	47,970,518	2,612,123	50,582,641
Health Care	–	124,539,938	1,158,031	125,697,969
Special Tax	–	49,340,752	1,403,428	50,744,180
Remaining Industries	–	661,203,564	–	661,203,564
Short-Term Investments
Variable Rate Demand Notes	–	4,940,000	–	4,940,000
Total	$–	$1,136,012,004	$10,072,508	$1,146,084,512

Other Financial Instruments
Futures Contracts
Assets	$2,481,309	$–	$–	$2,481,309
Liabilities	–	–	–	–
Total	$2,481,309	$–	$–	$2,481,309

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three–tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.93%

MUNICIPAL BONDS 98.93%

Corporate-Backed 2.85%
CA Muni Fin–United Airlines AMT	4.00%		7/15/2029	B+		$1,430,000	$1,458,811
CA Muni Fin–Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-		5,930,000	5,727,731
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3		4,410,000	4,487,394
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-		185,000	195,479
Long Beach Nat Gas–ML	5.00%		11/15/2029	A2		1,285,000	1,469,814
San Francisco Arpt–SFO Fuel AMT	5.00%		1/1/2038	A1		1,315,000	1,462,204
Total							14,801,433

Education 7.76%
CA Ed Facs–ArtCenter College of Design	5.00%		12/1/2030	Baa1		525,000	596,593
CA Ed Facs–ArtCenter College of Design	5.00%		12/1/2044	Baa1		1,500,000	1,667,470
CA Ed Facs–Chapman Univ	4.00%		4/1/2047	A2		1,910,000	1,973,741
CA Ed Facs–Chapman Univ	5.00%		4/1/2040	A2		1,000,000	1,077,121
CA Ed Facs–Loyola Marymount Univ	5.00%		10/1/2048	A2		1,000,000	1,132,652
CA Ed Facs–Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2029	A2		650,000	527,177
CA Ed Facs–Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2033	A2		1,720,000	1,201,327
CA Ed Facs–Santa Clara Univ	5.00%		4/1/2039	Aa3		1,000,000	1,081,310
CA Ed Facs–Stanford Univ	5.00%		5/1/2049	AAA		2,000,000	2,625,107
CA Ed Facs–Univ of Pacific	4.00%		11/1/2042	A2		1,125,000	1,202,343
CA Ed Facs–Univ of Pacific	4.00%		11/1/2044	A2		1,000,000	1,058,117
CA Ed Facs–Univ of San Francisco	5.00%		10/1/2037	A2		1,000,000	1,148,842
CA Ed Facs–Univ of San Francisco	5.00%		10/1/2053	A2		2,000,000	2,261,089
CA Infra & Econ Dev–UCSF	5.00%		5/15/2047	AA		3,325,000	3,767,299
CA Muni Fin–Biola Univ	5.00%		10/1/2029	Baa1		330,000	342,423
CA Muni Fin–Biola Univ	5.00%		10/1/2032	Baa1		400,000	443,745
CA Muni Fin–Emerson Clg	5.00%		1/1/2042	BBB+		3,190,000	3,486,748
CA Muni Fin–Julian Chtr Sch†	5.625%		3/1/2045	B+		500,000	504,970
CA Muni Fin–Touro College	5.25%		1/1/2040	BBB-	(b)	1,085,000	1,137,011
CA Muni Fin–Univ of La Verne	5.00%		6/1/2043	A3		1,035,000	1,162,469
CA Muni Fin–Univ of San Diego	5.00%		10/1/2049	A1		2,000,000	2,277,475
CA Sch Fin–Aspire†	5.00%		8/1/2046	NR		85,000	93,106
CA Sch Fin–Aspire†	5.00%		8/1/2046	BBB		915,000	975,673
CA Sch Fin–Green Dot Charter†	5.00%		8/1/2045	BBB-		620,000	653,580

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
CA Sch Fin Auth–KIPP LA†	5.00%	7/1/2045	BBB	$540,000	$574,023
CA Stwde–Culinary Institute	5.00%	7/1/2046	Baa2	1,010,000	1,067,037
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000,000	1,114,775
Univ of CA	5.25%	5/15/2047	AA	2,000,000	2,277,627
Univ of CA	5.25%	5/15/2058	AA	2,500,000	2,852,822
Total					40,283,672

General Obligation 16.95%
Albany USD	4.00%	8/1/2046	Aa2	1,000,000	1,050,647
Anaheim USD	3.00%	8/1/2038	Aa2	3,000,000	2,994,688
Banning USD (AGM)	5.25%	8/1/2042	AA	1,115,000	1,281,987
Beverly Hills USD	3.00%	8/1/2044	AA+	2,040,000	1,910,343
CA St GO	4.00%	10/1/2044	Aa2	1,805,000	1,927,955
CA State GO	3.00%	10/1/2033	Aa2	1,250,000	1,251,864
CA State GO	4.00%	9/1/2035	Aa2	1,145,000	1,212,644
CA State GO	4.00%	11/1/2036	Aa2	1,920,000	2,101,412
CA State GO	5.00%	4/1/2032	Aa2	2,200,000	2,704,996
CA State GO	5.00%	8/1/2038	Aa2	1,565,000	1,733,253
CA State GO	5.25%	8/1/2032	Aa2	2,500,000	2,759,246
CA State GO	5.25%	10/1/2039	Aa2	500,000	555,695
Centinela UHSD (BAM)	4.00%	8/1/2052	AA	1,615,000	1,711,905
Centinela UHSD (BAM)	5.00%	8/1/2052	AA	2,000,000	2,283,527
Cupertino USD	2.50%	8/1/2033	Aa1	740,000	722,470
Del Mar USD (BAM)	4.00%	9/1/2044	AA	1,700,000	1,829,848
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000,000	849,490
Hope Elem Sch Dist	4.00%	8/1/2047	NR	2,000,000	2,148,103
Huntington Beach City Sch Dist	4.00%	8/1/2048	Aa1	1,000,000	1,062,408
Imperial USD (BAM)	5.25%	8/1/2043	AA	2,000,000	2,298,445
Inglewood USD (BAM)	4.00%	8/1/2038	AA	575,000	604,262
Inglewood USD (BAM)	4.00%	8/1/2039	AA	1,000,000	1,049,381
Irvine USD	4.00%	9/1/2042	Aa1	1,915,000	2,049,847
Irvine USD	5.50%	9/1/2035	Aa1	1,060,000	1,267,398
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2038	AA	1,000,000	1,072,523
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2056	AA	1,000,000	1,130,703
Long Beach USD	3.00%	8/1/2037	Aa2	2,420,000	2,346,889
Los Angeles USD	4.00%	7/1/2032	Aa3	1,250,000	1,378,175
Los Angeles USD	4.00%	7/1/2033	Aa3	1,000,000	1,092,892

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Los Angeles USD	4.00%		7/1/2044	Aa3	$2,000,000	$2,128,645
Marin Healthcare Dist	4.00%		8/1/2040	Aa2	1,000,000	1,061,127
New Haven USD	4.00%		8/1/2044	Aa3	1,250,000	1,332,715
New Haven USD	4.00%		8/1/2047	Aa3	2,415,000	2,563,597
Newport Mesa USD	Zero Coupon		8/1/2041	Aaa	1,325,000	639,169
Newport-Mesa USD	Zero Coupon		8/1/2045	Aaa	2,000,000	806,435
North Orange CCD	2.75%		8/1/2036	AA+	2,000,000	1,955,533
Oceanside USD	4.00%		8/1/2048	Aa3	2,030,000	2,173,623
Orange USD	4.00%		8/1/2047	AA	1,000,000	1,061,935
Panama-Buena Vista USD (BAM)	2.625%		8/1/2037	AA	1,510,000	1,431,966
Perris UHSD (AGM)	3.00%		9/1/2044	AA	1,000,000	942,299
PR Comwlth GO	Zero Coupon		7/1/2024	NR	80,517	73,520
PR Comwlth GO	Zero Coupon		7/1/2033	NR	201,434	116,644
PR Comwlth GO	Zero Coupon	#(a)	11/1/2043	NR	779,478	419,944
PR Comwlth GO	4.00%		7/1/2033	NR	156,526	153,214
PR Comwlth GO	4.00%		7/1/2035	NR	140,696	136,184
PR Comwlth GO	4.00%		7/1/2037	NR	120,754	116,335
PR Comwlth GO	5.25%		7/1/2023	NR	174,816	179,123
PR Comwlth GO	5.375%		7/1/2025	NR	174,326	184,086
PR Comwlth GO	5.625%		7/1/2027	NR	172,747	188,879
PR Comwlth GO	5.625%		7/1/2029	NR	169,945	189,864
PR Comwlth GO	5.75%		7/1/2031	NR	165,067	188,424
San Benito HSD	Zero Coupon		8/1/2041	Aa3	1,640,000	781,680
San Benito HSD	Zero Coupon		8/1/2042	Aa3	1,795,000	818,467
San Benito HSD	Zero Coupon		8/1/2043	Aa3	2,600,000	1,133,505
San Diego USD	3.25%		7/1/2048	Aa2	1,000,000	964,882
San Francisco Arpt AMT	5.25%		5/1/2042	A1	1,000,000	1,107,054
San Francisco CCD	5.00%		6/15/2028	A+	1,000,000	1,088,382
San Gorgonio Mem Hlthcare Dist	5.00%		8/1/2032	Ba1	1,000,000	1,024,819
San Leandro USD (BAM)	4.00%		8/1/2043	AA	650,000	689,344
San Leandro USD (BAM)	5.25%		8/1/2046	AA	1,750,000	1,997,925
San Rafael Elem Sch Dist	4.00%		8/1/2047	AA	1,000,000	1,061,531
San Rafael Elem Sch Dist	4.50%		8/1/2042	AA	1,150,000	1,282,897
Santa Ana USD	3.25%		8/1/2042	Aa3	500,000	499,102
Santa Barbara USD	4.00%		8/1/2036	Aa1	750,000	803,063
Santa Barbara USD	4.00%		8/1/2044	Aa1	1,000,000	1,066,172
Santa Rita USD	2.50%		8/1/2031	AA-	1,235,000	1,219,006

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
Simi Valley GO	4.00%	8/1/2046	Aa2		$1,065,000	$1,146,398
Simi Valley USD	4.00%	8/1/2048	Aa2		600,000	644,927
Southwestern CCD	Zero Coupon	8/1/2041	Aa2		1,100,000	558,184
Southwestern CCD	4.00%	8/1/2046	Aa2		2,250,000	2,406,682
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000,000	1,062,277
West Contra Costa USD	4.00%	8/1/2043	AA-		1,000,000	1,060,530
West Contra Costa USD	6.00%	8/1/2027	AA-		1,000,000	1,191,628
Total						88,034,712

Health Care 13.97%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB-		1,000,000	1,026,946
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA		1,000,000	1,038,919
Antelope Valley Hlth	5.25%	3/1/2036	BBB		1,000,000	1,069,985
CA Fin Auth–Standord Hlth	4.00%	8/15/2050	AA-		1,000,000	1,049,092
CA Hlth–Kaiser Permanente	5.00%	11/1/2047	AA-		1,000,000	1,267,901
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000,000	1,017,746
CA Hlth–Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		1,000,000	1,113,053
CA Hlth–Childrens Hsp Orange Co	4.00%	11/1/2035	AA-		570,000	624,515
CA Hlth–Childrens Hsp Orange Co	5.00%	11/1/2033	AA-		1,300,000	1,530,929
CA Hlth–Childrens Hsp Orange Co	5.00%	11/1/2034	AA-		1,200,000	1,411,601
CA Hlth–City of Hope	4.00%	11/15/2045	A+		3,000,000	3,231,087
CA Hlth–CommonSpirit	4.00%	4/1/2037	A-		3,500,000	3,683,024
CA Hlth–CommonSpirit	4.00%	4/1/2044	A-		1,250,000	1,281,941
CA Hlth–CommonSpirit	4.00%	4/1/2045	A-		1,250,000	1,276,924
CA Hlth–Providence St. Joes Hlth	4.00%	10/1/2047	AA-		2,115,000	2,241,611
CA Hlth–Sutter Hlth	4.00%	11/15/2042	A1		1,715,000	1,840,370
CA Hlth Facs–Lucile Packard Hosp	5.00%	11/15/2056	A+		1,500,000	1,688,323
CA Muni Fin–Caritas Affordable Hsg	4.00%	8/15/2037	A-		1,000,000	1,029,078
CA Muni Fin–Channing House	5.00%	5/15/2047	AA-		2,000,000	2,181,936
CA Muni Fin–Cmnty Hlth Ctr	4.00%	2/1/2051	A-		2,000,000	2,067,378
CA Muni Fin–Cmnty Hlth Ctr†	5.00%	12/1/2054	NR		750,000	809,655
CA Muni Fin–Cmnty Med Ctrs	4.00%	2/1/2042	A-		1,165,000	1,225,930
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2040	A-		500,000	541,746
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,000,000	2,223,543
CA Muni Fin–Eisenhower Med Ctr	5.00%	7/1/2032	Baa2		1,055,000	1,188,822
CA Stwde–Adventist Health West	3.00%	3/1/2039	A		3,475,000	3,342,683
CA Stwde–American Baptist	5.00%	10/1/2045	A-	(b)	1,000,000	1,062,542
CA Stwde–Daughters of Charity	5.50%	7/1/2039	NR		39,275	36,918

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Ca Stwde–Emanate Health	4.00%	4/1/2037	A	$1,400,000	$1,523,563
CA Stwde–Huntington Memorial Hosp	4.00%	7/1/2048	AA-	1,000,000	1,055,076
CA Stwde–John Muir Hlth	4.00%	12/1/2057	A+	1,000,000	1,020,248
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-	2,150,000	2,315,019
CA Stwde–Loma Linda Univ Med Ctr†	5.25%	12/1/2043	BB-	1,000,000	1,130,806
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-	2,200,000	2,361,148
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-	1,555,000	1,763,848
CA Stwde–Montage Health	4.00%	6/1/2046	AA-	1,500,000	1,621,465
Oroville–Oroville Hsp	5.25%	4/1/2049	B+	2,710,000	2,875,060
Palomar Hlth	5.00%	11/1/2036	BBB	1,250,000	1,373,770
Palomar Hlth	5.00%	11/1/2039	BBB	3,750,000	4,107,717
Palomar Hlth (AGM)	5.00%	11/1/2047	AA	4,575,000	5,210,106
Sierra Joint CCD	4.00%	8/1/2053	Aaa	1,500,000	1,588,657
Washingtown Twnshp Health Care Dist	3.00%	7/1/2037	Baa2	1,440,000	1,293,814
Washingtown Twnshp Health Care Dist	5.00%	7/1/2032	Baa2	1,075,000	1,232,127
Total					72,576,622

Housing 5.86%
CA Cmty Hsg–Annadel Apts†	5.00%	4/1/2049	NR	1,000,000	966,933
CA Cmty Hsg–Sausalito†	3.00%	2/1/2057	NR	1,740,000	1,293,542
CA Cmty Hsg–Sausalito†	4.00%	2/1/2050	NR	1,000,000	805,676	(c)
CA HFA–MFH	3.25%	8/20/2036	BBB	2,487,538	2,490,065
CA HFA–MFH	3.50%	11/20/2035	BBB+	1,281,296	1,337,888
CA HFA–MFH	4.00%	3/20/2033	NR	3,039,526	3,221,593
CA HFA–MFH	4.25%	1/15/2035	BBB+	5,843,186	6,328,667
CA Muni Fin–Biola Univ	5.00%	10/1/2034	Baa1	1,000,000	1,105,635
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	A-	1,050,000	1,097,523
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3	500,000	532,854
CA Muni Fin–UC Davis Hsg (BAM)	4.00%	5/15/2046	AA	2,000,000	2,061,215
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2035	Baa1	1,100,000	1,199,197
CEDA–Provident Student Hsg	5.00%	8/1/2045	Baa3	1,745,000	1,933,865
CSCDA–Orange†	3.00%	3/1/2057	NR	2,500,000	1,905,650
CSCDA–Parallel-Anaheim†	4.00%	8/1/2056	NR	1,000,000	897,687
CSCDA–Senior Lien†	3.00%	6/1/2047	NR	2,500,000	2,081,177
ESRF / Natl Charter School Loans	5.00%	11/1/2044	A	1,050,000	1,166,583
Total					30,425,750

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 1.78%
CA Pub Wks–Various Cap Proj	4.00%	3/1/2045	Aa3	$940,000	$997,804
CA Pub Wks–Various Cap Proj TCRS (BAM)	3.125%	5/1/2033	AA	1,275,000	1,280,948
San Bernardino USD (AGM)	5.00%	10/1/2031	AA	860,000	988,031
San Diego–Cap Impt Proj	4.00%	10/15/2050	AA-	2,000,000	2,142,923
Santa Barbara COP AMT	5.00%	12/1/2036	AA	3,395,000	3,833,302
Total					9,243,008

Other 0.34%
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2029	Aa2	1,500,000	1,780,446

Other Revenue 2.11%
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010,000	1,058,775
CA Infra & Econ Dev–CA Science Center	4.00%	5/1/2046	A-	3,000,000	3,170,482
CA Infra & Econ Dev–Museum of Nat Hist	4.00%	7/1/2050	A2	1,000,000	1,063,297
CA Muni Fin–Oceaa	6.75%	10/1/2028	NR	905,000	906,567
CA Sch Fin–Aspire†	4.00%	8/1/2051	BBB	785,000	804,396
CA Sch Fin Auth–Green Dot Charter†	5.00%	8/1/2038	BBB-	1,000,000	1,100,265
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BBB	600,000	631,528
MSR Energy Auth–Citi	6.125%	11/1/2029	BBB+	1,950,000	2,244,897
Total					10,980,207

Pre-Refunded 0.15%
MSR Energy Auth–Citi	6.50%	11/1/2039	BBB+	555,000	753,134

Special Tax 3.88%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500,000	524,358
Inland Valley Redev Agy	5.25%	9/1/2037	A	1,325,000	1,400,560
Invine Reassessment District No. 19	5.00%	9/2/2028	NR	1,000,000	1,086,849
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500,000	526,883
Irvine USD–Spl Tax	5.00%	3/1/2057	NR	1,000,000	1,087,801
Lake Elsinore PFA	5.00%	9/1/2035	NR	920,000	982,910
Poway USD PFA (BAM)	5.00%	9/1/2035	AA+	1,770,000	1,929,276
River Islands PFA–CFD 2003	5.375%	9/1/2031	NR	1,045,000	1,076,603
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	500,000	514,377
River Islands PFA–Lathrop (AGM)	4.00%	9/1/2040	AA	1,000,000	1,081,010
River Islands PFA–Lathrop (AGM)	4.00%	9/1/2045	AA	2,000,000	2,142,035
River Islands PFA–Lathrop (AGM)	4.00%	9/1/2050	AA	1,400,000	1,491,275
Roseville CFD–Westpark	5.00%	9/1/2031	NR	1,000,000	1,071,041
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	970,000	1,033,460

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
SF Spl Tax–Mission Rock Dist†	4.00%	9/1/2041	NR	$2,500,000	$2,559,866
Temecula Vly USD (BAM)	5.00%	9/1/2035	AA	1,505,000	1,624,276
Total					20,132,580

Tax Revenue 4.03%
Anaheim PFA Lease Rev (BAM)	5.00%	9/1/2035	AA	2,000,000	2,227,217
City of Sacramento–TOT Revs	5.00%	6/1/2048	A1	1,000,000	1,115,564
Guam–Business Privilege Tax	4.00%	1/1/2036	Ba1	3,750,000	3,793,276
Invine Reassessment District No. 19	4.00%	9/2/2039	A	1,000,000	1,081,503
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	352,000	281,050
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	587,000	435,219
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	134,000	91,593
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	501,000	111,538
PR Corp Sales Tax	4.329%	7/1/2040	NR	350,000	362,941
PR Corp Sales Tax	4.329%	7/1/2040	NR	3,971,000	4,120,648
PR Corp Sales Tax	4.536%	7/1/2053	NR	7,000	7,279
PR Corp Sales Tax	4.55%	7/1/2040	NR	313,000	328,625
PR Corp Sales Tax	4.75%	7/1/2053	NR	296,000	311,296
PR Corp Sales Tax	5.00%	7/1/2058	NR	4,291,000	4,572,917
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A	1,000,000	1,002,987
Tustin CFD 06–1	5.00%	9/1/2037	A-	1,000,000	1,093,450
Total					20,937,103

Tobacco 5.77%
CA Stwde–Tobacco Settlement	Zero Coupon	6/1/2046	NR	8,675,000	1,961,824
CA Stwde–Tobacco Settlement†	Zero Coupon	6/1/2055	NR	10,000,000	389,657
Golden St Tobacco	Zero Coupon	6/1/2066	NR	32,000,000	3,906,131
Golden St Tobacco	5.00%	6/1/2029	NR	1,000,000	1,138,633
Golden St Tobacco	5.00%	6/1/2034	NR	1,050,000	1,217,664
Golden St Tobacco	5.00%	6/1/2035	NR	2,500,000	2,899,199
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	3,000,000	184,579
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	3,000,000	547,153
Los Angeles Co Tobacco	4.00%	6/1/2038	A-	615,000	646,839
Los Angeles Co Tobacco	4.00%	6/1/2039	A-	500,000	524,837
Los Angeles Co Tobacco	4.00%	6/1/2040	A-	710,000	744,233
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	1,500,000	1,551,695
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	1,300,000	1,407,541
Merced Co Tobacco	5.00%	6/1/2050	NR	970,000	1,050,683

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Sacramento Co Tobacco	4.00%		6/1/2049	BBB-		$1,500,000	$1,521,036
San Diego Co Tobacco	Zero Coupon		6/1/2054	NR		4,800,000	855,571
San Diego Co Tobacco	5.00%		6/1/2038	A-		1,000,000	1,121,818
San Diego Co Tobacco	5.00%		6/1/2039	A-		1,000,000	1,120,247
San Diego Co Tobacco	5.00%		6/1/2048	BBB+		1,675,000	1,850,724
San Diego Co Tobacco	5.00%		6/1/2048	BBB-		95,000	102,968
San Diego Tobacco Settlement	4.00%		6/1/2032	BBB		1,315,000	1,350,358
Silicon Valley Tobacco	Zero Coupon		6/1/2041	NR		5,000,000	1,710,345
Silicon Valley Tobacco	Zero Coupon		6/1/2056	NR		2,250,000	221,253
Sonoma Co Tobacco	4.00%		6/1/2049	BBB+		1,450,000	1,502,589
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC-		2,500,000	458,007
Total							29,985,584

Transportation 22.28%
Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+		1,500,000	1,642,766
Alameda Corridor Trsp Auth	5.00%		10/1/2037	BBB+		2,465,000	2,697,660
Alameda Corridor Trsp Auth (AGM)	4.00%		10/1/2037	AA		2,030,000	2,143,782
Alameda Corridor Trsp Auth (AGM)	5.00%		10/1/2029	AA		1,425,000	1,487,068
Alameda Corridor Trsp Auth (NPFGC)(FGIC)	Zero Coupon		10/1/2032	A-		985,000	700,493
Bay Area Toll Auth	4.00%		4/1/2038	AA-		2,000,000	2,130,993
Bay Area Toll Auth	4.00%		4/1/2042	AA-		1,635,000	1,731,859
CA Muni Fin–LINXS (AGM) AMT	4.00%		12/31/2047	AA		1,420,000	1,456,225
CA Muni Fin–LINXS AMT	4.00%		12/31/2047	BBB-	(b)	5,590,000	5,654,450
CA Muni Fin–LINXS AMT	5.00%		12/31/2031	BBB-	(b)	1,240,000	1,364,776
CA Muni Fin–LINXS AMT	5.00%		12/31/2035	BBB-	(b)	1,000,000	1,096,714
CA Muni Fin–LINXS AMT	5.00%		12/31/2043	BBB-	(b)	4,700,000	5,121,076
CA Muni Fin–LINXS AMT	5.00%		12/31/2047	BBB-	(b)	1,005,000	1,086,447
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A		1,500,000	1,063,788
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2042	A		1,150,000	1,344,652
Foothill / Eastern Corridor Toll Rd	3.50%	#(a)	1/15/2053	A		5,690,000	5,514,691
Foothill / Eastern Corridor Toll Rd	3.95%	#(a)	1/15/2053	A		4,295,000	4,373,227
Foothill / Eastern Corridor Toll Rd	4.00%		1/15/2043	A-		525,000	546,547
Foothill / Eastern Corridor Toll Rd	4.00%		1/15/2046	A		2,500,000	2,614,368
Foothill / Eastern Corridor Toll Rd	4.00%		1/15/2046	A		2,000,000	2,091,494
Foothill / Eastern Corridor Toll Rd	5.50%	#(a)	1/15/2053	A		250,000	252,974
Long Beach Harbor AMT	5.00%		5/15/2028	AA		1,000,000	1,080,598
Los Angeles Dept Arpts–LAX AMT	4.00%		5/15/2044	AA-		6,000,000	6,203,071

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Los Angeles Dept Arpts–LAX AMT	4.00%		5/15/2046	AA-	$1,500,000	$1,559,165
Los Angeles Dept Arpts–LAX AMT	4.00%		5/15/2051	AA-	2,000,000	2,069,474
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2039	AA	1,000,000	1,143,415
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2041	AA	1,000,000	1,072,182
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2043	AA-	1,000,000	1,113,437
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2044	AA-	2,090,000	2,323,548
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2046	AA-	1,000,000	1,079,943
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2047	AA-	2,000,000	2,184,310
Los Angeles Dept Arpts–LAX AMT	5.25%		5/15/2048	AA-	2,000,000	2,223,103
Los Angeles Harbor AMT	5.00%		8/1/2036	AA	1,000,000	1,057,695
Ontario Intl Airport (AGM)	4.00%		5/15/2051	AA	1,850,000	1,924,589
Ontario Intl Airport (AGM)	5.00%		5/15/2046	AA	1,500,000	1,741,182
Orange Co Arpt	5.00%		7/1/2029	AA-	575,000	651,192
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	A	1,000,000	810,955
Riverside Co Trsp Commn	4.00%		6/1/2046	A	3,250,000	3,383,356
Riverside County Transportation Commission	4.00%		6/1/2047	A-	4,250,000	4,401,657
Sacramento Co Arpt	5.00%		7/1/2041	A	1,130,000	1,237,922
San Diego Arpt AMT	4.00%		7/1/2044	A-	5,555,000	5,688,614
San Diego Arpt AMT	5.00%		7/1/2046	A2	1,200,000	1,351,861
San Diego Arpt AMT	5.00%		7/1/2047	A2	2,000,000	2,168,351
San Francisco Arpt AMT	4.00%		5/1/2049	A1	1,000,000	1,023,864
San Francisco Arpt AMT	5.00%		5/1/2040	A1	1,500,000	1,569,173
San Francisco Arpt AMT	5.00%		5/1/2045	A1	1,515,000	1,671,633
San Francisco Arpt AMT	5.00%		5/1/2050	A1	4,000,000	4,393,432
San Francisco Arpt AMT	5.00%		5/1/2052	A1	1,000,000	1,132,069
San Francisco Port AMT	5.00%		3/1/2030	Aa3	1,415,000	1,489,203
San Joaquin Hills Trsp Corridor	4.00%		1/15/2050	A	2,800,000	2,930,967
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	A-	2,100,000	2,244,251
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	A-	1,930,000	2,055,861
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon		1/15/2036	Baa2	1,450,000	894,869
San Jose Arpt AMT	5.00%		3/1/2047	A2	3,475,000	3,750,399
Total						115,741,391

Utilities 11.20%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	1,335,000	1,513,213
CA Choice Clean Energy–Goldman	4.00%	#(a)	10/1/2052	A2	350,000	370,179

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
CA Poll Ctl–Poseidon Res†	5.00%		7/1/2039	Baa3		$750,000	$830,767
CA Poll Ctl–Poseidon Res†	5.00%		11/21/2045	Baa3		2,500,000	2,737,480
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA		1,525,000	1,746,179
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA		705,000	748,812
Guam Waterworks	5.00%		1/1/2050	A-		600,000	673,397
Long Beach Nat Gas–ML	1.769% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2		1,000,000	1,010,310
Long Beach Nat Gas–ML	5.50%		11/15/2037	A2		1,900,000	2,422,424
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2037	Aa2		1,500,000	1,698,370
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2049	Aa2		2,000,000	2,317,103
Los Angeles Wastewater	5.00%		6/1/2044	AA+		1,000,000	1,081,655
Mountain House Util Sys (BAM)	4.00%		12/1/2045	AA		2,720,000	2,918,169
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+		2,625,000	3,562,122
MSR Energy Auth–Citi	7.00%		11/1/2034	BBB+		5,000,000	6,673,079
Northern CA Gas–Goldman Sachs	4.00%	#(a)	7/1/2049	A2		3,000,000	3,084,162
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		750,000	848,272
PR Aqueduct & Swr Auth†	5.00%		7/1/2047	NR		500,000	545,674
PR Elec Pwr Auth(d)	5.25%		7/1/2024	D	(b)	255,000	245,437
PR Elec Pwr Auth(d)	5.25%		7/1/2033	D	(b)	115,000	110,688
PR Elec Pwr Auth(d)	7.00%		7/1/2040	D	(b)	450,000	448,875
San Diego Water	5.00%		8/1/2043	Aa3		1,000,000	1,143,273
San Francisco Pub Utils Commn	4.00%		10/1/2043	AA		1,250,000	1,330,536
Silicon Valley Clean Wtr	4.00%		8/1/2046	AA		1,500,000	1,587,584
Southern CA Pub Pwr Auth–Apex	5.00%		7/1/2038	AA-		1,000,000	1,060,443
Southern CA Pub Pwr Auth–Goldman Sachs	1.682% (3 Mo. LIBOR *.67 + 1.47%	)#	11/1/2038	A2		770,000	717,858
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A2		5,575,000	6,575,219
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2029	AA		1,000,000	1,067,246
Transbay Pwr Auth	5.00%		10/1/2025	BBB+	(b)	1,130,000	1,230,409
Transbay Pwr Auth	5.00%		10/1/2027	BBB+	(b)	1,245,000	1,407,700
Transbay Pwr Auth	5.00%		10/1/2029	BBB+	(b)	1,370,000	1,596,035
Transbay Pwr Auth	5.00%		10/1/2031	BBB+	(b)	765,000	893,641
Transbay Pwr Auth	5.00%		10/1/2032	BBB+	(b)	1,090,000	1,271,225
Transbay Pwr Auth	5.00%		10/1/2034	BBB+	(b)	300,000	348,950
Transbay Pwr Auth	5.00%		10/1/2035	BBB+	(b)	200,000	232,406

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Transbay Pwr Auth	5.00%	10/1/2038	BBB+	(b)	$650,000	$753,092
Valley Co Wtr Dist	4.50%	1/1/2048	AA-		1,245,000	1,351,732
Total						58,153,716
Total Investments in Securities 98.93% (cost $521,674,144)						513,829,358
Other Assets and Liabilities – Net 1.07%						5,549,065
Net Assets 100.00%						$519,378,423

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by–Financial Guaranty Insurance Company.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
TCRS	Transferable Custodial Receipts.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $28,944,676, which represents 5.57% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Defaulted (non-income producing security).

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Housing	$–	$29,620,074	$805,676	$30,425,750
Remaining Industries	–	483,403,608	–	483,403,608
Total	$–	$513,023,682	$805,676	$513,829,358

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.65%

MUNICIPAL BONDS 98.65%

Corporate-Backed 3.17%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$150,000	$155,813
NJ EDA–Continental Airlines	5.25%	9/15/2029	Ba3	1,675,000	1,704,623
NJ EDA–Continental Airlines	5.50%	6/1/2033	Ba3	650,000	675,838
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2023	BBB	70,000	72,376
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	BBB	100,000	104,395
NJ EDA–Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	225,000	235,343
NJ Infra Bank–Environmental Infra	2.125%	9/1/2046	AAA	400,000	292,562	(a)
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB	660,000	677,846
Total					3,918,796

Education 8.77%
Atlantic Co Impt Auth–Stockton Univ (AGM)	4.00%	7/1/2053	AA	740,000	778,674
Gloucester Co Impt Auth–Rowan Univ (BAM)	4.00%	7/1/2051	AA	650,000	683,552
Gloucester Co Impt Auth–Rowan Univ GTD	5.00%	7/1/2044	Aa1	370,000	425,392
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2030	AA	840,000	925,591
NJ Ed Facs–Ramapo College (AGM)(b)	4.00%	7/1/2041	A2	545,000	586,441
NJ Ed Facs–Ramapo College (AGM)(b)	4.00%	7/1/2052	A2	500,000	528,949
NJ Ed Facs–Seton Hall Univ	4.00%	7/1/2046	BBB+	545,000	550,856
NJ Ed Facs–Seton Hall Univ (AGM)	3.25%	7/1/2049	AA	400,000	383,581
NJ Ed Facs–Stockton Univ	5.00%	7/1/2034	BBB+	325,000	348,005
NJ Ed Facs–Stockton Univ	5.00%	7/1/2041	Baa1	800,000	882,836
NJ Ed Facs–William Paterson Univ (AGM)	3.00%	7/1/2039	AA	250,000	235,202
NJ Ed Facs–William Paterson Univ (AGM)	3.00%	7/1/2040	AA	250,000	233,848
NJ EDA–Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500,000	559,819
NJ EDA–NJ City Univ (AGM)	4.00%	7/1/2036	AA	745,000	803,478
NJ EDA–Stevens Inst Tech	3.00%	7/1/2050	BBB+	1,005,000	853,648
NJ EDA–Stevens Inst Tech	4.00%	7/1/2050	BBB+	200,000	205,186
NJ Higher Ed Assistance Auth AMT	2.50%	12/1/2040	AA	500,000	470,262
NJ Higher Ed Assistance Auth AMT	3.25%	12/1/2039	Aa1	650,000	648,946
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	200,000	202,736
NJ Inst of Tech	5.00%	7/1/2033	A1	170,000	197,338
Rutgers State Univ	5.00%	5/1/2028	Aa3	300,000	346,832
Total					10,851,172

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Financial Services 0.18%
NJ Higher Ed Assistance Auth AMT	5.00%		12/1/2028	Aaa	$200,000	$224,823

General Obligation 13.80%
Atlantic City GO (AGM)	5.00%		3/1/2037	AA	540,000	604,588
Atlantic City GO (BAM)	5.00%		3/1/2042	AA	750,000	835,648
Bergen Co Impt Auth Lease–Twp Mahwah Proj 2021	4.00%		2/15/2044	Aaa	485,000	529,645
Cumberland Co Impt Auth (BAM)	4.00%		10/1/2048	AA	750,000	800,584
Essex Co GO GTD	4.00%		11/1/2049	Aaa	1,125,000	1,195,418
Gloucester Co Impt Auth–Rowan Univ GTD	4.00%		7/1/2048	Aa1	510,000	542,123
Hudson Cnty Impt Auth	4.00%		10/1/2046	AA	855,000	927,175
Hudson Cnty NJ GO	2.00%		11/15/2035	AA	920,000	766,114
Hudson Co GO	4.00%		10/1/2051	AA	350,000	377,711
Hudson Co Impt Auth–Solid Waste GTD	4.00%		1/1/2040	AA	500,000	541,510
Jersey City GO	5.00%		11/1/2033	AA-	135,000	153,216
Jersey City Redevelopment Agency	4.00%		12/15/2031	Aa3	590,000	660,072
Mercer Cnty GO	4.00%		4/1/2031	AA+	200,000	220,618
Mercer Co GO	4.00%		3/15/2040	AA+	190,000	206,342
Newark GO (AGM)	4.00%		10/1/2035	AA	250,000	266,117
Newark GO (AGM)	4.00%		10/1/2037	AA	275,000	291,841
Newark Hsg Auth–Port Newark	4.00%		1/1/2037	A+	550,000	577,246
NJ State GO	2.50%		6/1/2038	A2	1,020,000	883,814
NJ State GO	4.00%		6/1/2031	A2	1,370,000	1,495,728
NJ State GO	4.00%		6/1/2032	A2	620,000	679,241
NJ State GO	5.00%		6/1/2027	A2	185,000	200,092
NJ State GO	5.00%		6/1/2027	A2	680,000	764,366
PR Comwlth GO	Zero Coupon		7/1/2024	NR	21,056	19,226
PR Comwlth GO	Zero Coupon		7/1/2033	NR	52,676	30,503
PR Comwlth GO	Zero Coupon	#(c)	11/1/2043	NR	203,468	109,618
PR Comwlth GO	4.00%		7/1/2033	NR	40,933	40,067
PR Comwlth GO	4.00%		7/1/2035	NR	36,793	35,613
PR Comwlth GO	4.00%		7/1/2037	NR	31,578	30,422
PR Comwlth GO	5.25%		7/1/2023	NR	45,716	46,842
PR Comwlth GO	5.375%		7/1/2025	NR	45,588	48,141
PR Comwlth GO	5.625%		7/1/2027	NR	45,175	49,394
PR Comwlth GO	5.625%		7/1/2029	NR	44,442	49,651
PR Comwlth GO	5.75%		7/1/2031	NR	43,166	49,274

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Rutherford BOE	2.50%	12/15/2034	AA-	$1,000,000	$961,005
Somerset Co GO GTD	4.00%	9/1/2050	AAA	1,000,000	1,083,677
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	990,000	992,774
Total					17,065,416

Health Care 13.87%
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2030	BBB+	530,000	556,978
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2032	BBB+	500,000	525,234
Camden Co Impt Auth–Cooper Hlth	5.75%	2/15/2042	BBB+	425,000	437,376
NJ EDA–Bancroft Neuro	5.00%	6/1/2036	NR	220,000	231,179
NJ Health–RWJ Barnabas Health	4.00%	7/1/2045	AA-	500,000	536,054
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2030	AA-	105,000	117,864
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2031	AA-	125,000	140,075
NJ Hlth–Atlanticare	2.375%	7/1/2046	AA-	695,000	532,107
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	315,000	359,559
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620,000	705,394
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	640,000	724,421
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	260,000	293,885
NJ Hlth–Inspira Hlth	4.00%	7/1/2047	A2	810,000	846,989
NJ Hlth–Inspira Hlth	5.00%	7/1/2034	A2	250,000	275,684
NJ Hlth–Inspira Hlth	5.00%	7/1/2035	A2	100,000	111,880
NJ Hlth–Inspira Hlth	5.00%	7/1/2042	A2	635,000	705,826
NJ Hlth–Princeton Hlth	5.00%	7/1/2039	AA	1,000,000	1,106,566
NJ Hlth–RWJ Barnabas	3.00%	7/1/2051	AA-	1,000,000	915,220
NJ Hlth–RWJ Barnabas	5.00%	7/1/2033	AA-	580,000	646,526
NJ Hlth–RWJ Barnabas	5.00%	7/1/2043	AA-	865,000	958,287
NJ Hlth–St Josephs Hlth	4.00%	7/1/2048	BBB-	1,200,000	1,255,490
NJ Hlth–St Josephs Hlth	5.00%	7/1/2027	BBB-	100,000	111,137
NJ Hlth–St Josephs Hlth	5.00%	7/1/2041	BBB-	750,000	823,211
NJ Hlth–St Peters Univ Hsp	5.75%	7/1/2037	BBB-	600,000	601,395
NJ Hlth–Trinitas Hsp	5.00%	7/1/2030	NR	245,000	273,418
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000,000	1,074,440
NJ Hlth Fin Auth–Valley Health	4.00%	7/1/2044	A	1,055,000	1,131,790
NJ Hlth Fin Auth–Valley Health	5.00%	7/1/2028	A	740,000	857,100
NJ Hlth Fin Auth–Valley Health	5.00%	7/1/2030	A	255,000	300,215
Total					17,155,300

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 0.94%
Essex Co Imp Auth–NJIT Stud Hsg (BAM)	4.00%	8/1/2051	AA	$1,020,000	$1,066,062
NJ Hsg and Mtg Fin Auth	3.15%	5/1/2053	AA-	100,000	96,012
Total					1,162,074

Lease Obligations 18.09%
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2029	AA	250,000	278,095
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2030	AA	290,000	321,926
New Jersey Economic Development Authority	5.00%	6/15/2035	A3	640,000	702,268
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	A3	1,060,000	1,125,502
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2036	A3	535,000	582,761
NJ Ed Facs–Higher Ed Cap Impt	5.50%	9/1/2033	A3	410,000	459,026
NJ EDA–Bldgs	5.00%	6/15/2047	A3	540,000	585,733
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB	1,560,000	1,627,268
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB	210,000	219,769
NJ EDA–Sch Facs	4.00%	6/15/2049	A3	1,390,000	1,412,581
NJ EDA–Sch Facs	5.00%	6/15/2029	A3	500,000	552,628
NJ EDA–Sch Facs	5.00%	6/15/2034	A3	390,000	411,999
NJ EDA–Sch Facs	5.00%	6/15/2042	A3	505,000	547,401
NJ EDA–Sch Facs	5.00%	6/15/2048	A3	500,000	546,360
NJ EDA–State House Proj	5.00%	6/15/2035	A3	750,000	832,842
NJ EDA–Transit	5.00%	11/1/2033	A3	500,000	561,693
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2038	A3	520,000	570,299
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A3	1,980,000	1,424,342
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A3	1,120,000	597,019
NJ Trans Trust Fund	4.00%	12/15/2039	A3	1,145,000	1,185,354
NJ Trans Trust Fund	4.00%	6/15/2050	A3	1,360,000	1,379,715
NJ Trans Trust Fund	4.25%	12/15/2038	A3	370,000	388,372
NJ Trans Trust Fund	4.75%	6/15/2038	A3	980,000	1,033,921
NJ Trans Trust Fund	5.00%	6/15/2030	A+	545,000	603,008
NJ Trans Trust Fund	5.00%	6/15/2031	A+	400,000	442,038
NJ Trans Trust Fund	5.00%	12/15/2036	A3	530,000	587,573
NJ Trans Trust Fund	5.00%	6/15/2038	A3	1,380,000	1,456,988
NJ Trans Trust Fund	5.25%	6/15/2041	A3	205,000	221,458
NJ Trans Trust Fund	5.25%	6/15/2043	A3	720,000	802,246

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
Salem Co Impr Auth (AGM)	4.00%	8/15/2042	AA	$350,000	$370,978
Salem Co Impr Auth (AGM)	4.00%	8/15/2048	AA	525,000	550,305
Total					22,381,468

Other Revenue 0.32%
Middlesex Co Impt Auth–Heldrich Ctr	6.25%	1/1/2037	NR	1,300,000	26,000
NJ EDA–Bancroft Neuro	5.00%	6/1/2041	NR	350,000	365,039
Total					391,039

Special Tax 0.87%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675,000	702,813
NJ Infra Bank–Environmental Infra	2.00%	9/1/2046	AAA	520,000	369,714
Total					1,072,527

Tax Revenue 4.93%
Casino Reinv Dev Auth	5.25%	11/1/2039	Baa2	525,000	553,577
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500,000	526,783
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205,000	1,381,649
Guam–Business Privilege Tax	4.00%	1/1/2042	Ba1	250,000	251,236
NJ Trans Trust Fund	3.00%	6/15/2050	A3	400,000	336,654
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	18,000	14,372
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	235,000	174,236
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	646,000	441,562
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	2,675,000	595,537
PR Corp Sales Tax	4.329%	7/1/2040	NR	96,000	99,549
PR Corp Sales Tax	4.329%	7/1/2040	NR	492,000	510,541
PR Corp Sales Tax	4.536%	7/1/2053	NR	18,000	18,718
PR Corp Sales Tax	4.55%	7/1/2040	NR	19,000	19,948
PR Corp Sales Tax	4.55%	7/1/2040	NR	380,000	398,970
PR Corp Sales Tax	4.75%	7/1/2053	NR	267,000	280,797
PR Corp Sales Tax	4.784%	7/1/2058	NR	40,000	42,153
PR Corp Sales Tax	5.00%	7/1/2058	NR	420,000	447,594
Total					6,093,876

Tobacco 2.94%
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	2,350,000	2,538,248
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000,000	1,105,477
Total					3,643,725

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation 22.87%
Delaware River & Bay Auth	4.00%	1/1/2044	A1	$850,000	$917,189
Delaware River & Bay Auth	4.00%	1/1/2046	A1	1,000,000	1,089,842
Delaware River Port Auth	5.00%	1/1/2040	A+	520,000	598,198
Delaware River Toll Brdg Commn	3.00%	7/1/2049	A1	1,025,000	958,695
Delaware River Toll Brdg Commn	4.00%	7/1/2047	A1	1,230,000	1,280,551
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	280,000	317,674
NJ EDA–Goethals Brdg AMT (AGM)	5.125%	1/1/2039	AA	925,000	966,807
NJ EDA–Port Newark AMT	5.00%	10/1/2047	Baa2	930,000	999,146
NJ EDA–Transit	4.00%	11/1/2044	A3	275,000	281,177
NJ Tpk Auth	4.00%	1/1/2043	AA-	1,015,000	1,072,328
NJ Tpk Auth	4.00%	1/1/2048	AA-	1,000,000	1,052,819
NJ Tpk Auth	5.00%	1/1/2030	AA-	510,000	571,261
NJ Tpk Auth	5.00%	1/1/2030	AA-	585,000	667,819
NJ Tpk Auth	5.00%	1/1/2033	AA-	560,000	635,968
NJ Tpk Auth	5.00%	1/1/2034	AA-	510,000	546,202
NJ Tpk Auth	5.00%	1/1/2034	AA-	615,000	685,361
NJ Tpk Auth	5.00%	1/1/2035	AA-	515,000	562,939
NJ Tpk Auth	5.00%	1/1/2037	AA-	340,000	384,767
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810,000	949,572
NJ Trans Trust Fund	4.00%	6/15/2046	A3	125,000	126,974
NJ Trans Trust Fund	4.00%	6/15/2050	A3	1,080,000	1,097,253
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000,000	1,107,237
Port Auth NY & NJ	4.00%	7/15/2040	Aa3	435,000	462,834
Port Auth NY & NJ	4.00%	9/1/2043	Aa3	850,000	901,056
Port Auth NY & NJ	5.00%	11/15/2033	Aa3	500,000	572,048
Port Auth NY & NJ	5.00%	10/15/2035	Aa3	500,000	565,916
Port Auth NY & NJ	5.00%	7/15/2038	Aa3	420,000	479,782
Port Auth NY & NJ	5.00%	11/15/2047	Aa3	575,000	651,690
Port Auth NY & NJ AMT	4.00%	9/1/2043	Aa3	950,000	983,024
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	200,000	204,357
Port Auth NY & NJ AMT	4.00%	7/15/2061	Aa3	500,000	507,438
Port Auth NY & NJ AMT	5.00%	9/15/2029	Aa3	320,000	363,139
Port Auth NY & NJ AMT	5.00%	9/15/2032	Aa3	505,000	565,343
Port Auth NY & NJ AMT	5.00%	11/15/2032	Aa3	500,000	557,284
Port Auth NY & NJ AMT	5.00%	9/15/2033	Aa3	560,000	624,557
Port Auth NY & NJ AMT	5.00%	10/15/2036	Aa3	1,190,000	1,259,253
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1	500,000	534,028

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
South Jersey Trans Auth	5.00%		11/1/2039	BBB+		$530,000	$560,178
South Jersey Trans Auth (BAM)	4.00%		11/1/2050	AA		1,000,000	1,049,415
South Jersey Trans Auth (BAM)	5.00%		11/1/2045	AA		500,000	573,218
Total							28,284,339

Utilities 7.90%
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA		400,000	424,858
Guam Waterworks	5.00%		7/1/2036	A-		100,000	108,696
Guam Waterworks	5.00%		1/1/2050	A-		300,000	336,698
NJ EDA–Middlesex Water AMT	4.00%		8/1/2059	A+		500,000	513,159
NJ EDA–Nat Gas	3.50%		4/1/2042	A1		1,655,000	1,665,713
NJ EDA–Nat Gas AMT	3.00%		8/1/2041	A1		1,000,000	959,297
NJ EDA–NJ American Wtr Co AMT	2.20%	#(c)	10/1/2039	A+		500,000	483,958
NJ EDA–UMM Energy AMT	4.75%		6/15/2032	Baa2		1,000,000	1,004,170
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%		9/1/2036	AAA		335,000	353,446
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%		9/1/2047	AAA		1,500,000	1,563,680
NJ Tpk Auth	5.00%		1/1/2031	AA-		510,000	580,754
Passaic Valley Swr (AGM)	3.00%		12/1/2038	AA		1,000,000	948,402
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		250,000	282,757
PR Aqueduct & Swr Auth†	5.00%		7/1/2047	NR		250,000	272,837
PR Elec Pwr Auth(d)	5.00%		7/1/2037	D	(e)	110,000	105,325
PR Elec Pwr Auth(d)	5.75%		7/1/2036	D	(e)	75,000	72,750
PR Elec Pwr Auth(d)	7.00%		7/1/2040	D	(e)	100,000	99,750
Total							9,776,250
Total Investments in Securities 98.65% (cost $123,469,143)							122,020,805
Other Assets and Liabilities – Net 1.35%							1,671,367
Net Assets 100.00%							$123,692,172
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
GTD	Guaranteed.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $555,594, which represents 0.45% of net assets.
(a)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Defaulted (non-income producing security).
(e)	This investment has been rated by Fitch IBCA.

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$3,626,234	$292,562	$3,918,796
Remaining Industries	–	118,102,009	–	118,102,009
Total	$–	$121,728,243	$292,562	$122,020,805

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.60%

MUNICIPAL BONDS 98.60%

Corporate-Backed 9.75%
Brooklyn Arena LDC–Barclays Ctr	Zero Coupon		7/15/2047	Ba1		$250,000	$87,416
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR		155,000	159,703
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR		250,000	261,041
Liberty Dev Corp–Goldman Sachs	5.25%		10/1/2035	A2		7,215,000	8,861,355
Liberty Dev Corp–Goldman Sachs	5.50%		10/1/2037	A2		3,380,000	4,322,963
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1		1,750,000	1,766,701
NY Env Facs–Casella Waste AMT	2.75%	#(a)	9/1/2050	B		500,000	500,140
NY Env Facs–Casella Waste AMT†	2.875%	#(a)	12/1/2044	B		1,500,000	1,462,072
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR		6,655,000	6,971,620
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR		750,000	796,443
NY Liberty Dev Corp–3 WTC†	7.25%		11/15/2044	NR		1,000,000	1,059,946
NY Liberty Dev Corp–4 WTC	2.10%		11/15/2032	A		2,520,000	2,168,455
NY Liberty Dev Corp–4 WTC	2.875%		11/15/2046	A		7,270,000	6,228,376
NY Liberty Dev Corp–BofA Tower	2.80%		9/15/2069	Baa1		4,630,000	4,425,656
NY Trans Dev Corp–American Airlines AMT	2.25%		8/1/2026	B	(b)	250,000	241,361
NY Trans Dev Corp–American Airlines AMT	3.00%		8/1/2031	B	(b)	1,000,000	964,330
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-		1,550,000	1,690,513
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-		1,025,000	1,162,272
NY Trans Dev Corp–JFK IAT AMT	4.00%		12/1/2038	Baa1		2,370,000	2,414,488
NYC IDA–TRIPS	5.00%		7/1/2028	BBB+		1,825,000	1,836,103
Westchester Co LDC–Miriam Osborn Memorial	5.00%		7/1/2034	A-	(b)	200,000	217,416
Total							47,598,370

Education 13.22%
Build NYC Res Corp–Manhattan Clg	5.00%		8/1/2033	A-		1,125,000	1,253,406
Build NYC Res Corp–NY Law	5.00%		7/1/2041	BBB-		1,175,000	1,272,435
Build NYC Res Corp–Packer Collegiate	5.00%		6/1/2040	A2		1,000,000	1,047,379
Dutchess Co LDC–Bard College†	5.00%		7/1/2045	BB+		1,000,000	1,089,342
Dutchess Co LDC–Bard College†	5.00%		7/1/2051	BB+		1,000,000	1,083,437
Dutchess Co LDC–Culinary Institute	4.00%		7/1/2035	Baa2		1,145,000	1,193,835
Dutchess Co LDC–Culinary Institute	4.00%		7/1/2037	Baa2		965,000	1,003,423
Dutchess Co LDC–Culinary Institute	4.00%		7/1/2040	Baa2		325,000	336,766
Dutchess Co LDC–Culinary Institute	5.00%		7/1/2033	Baa2		390,000	418,210
Dutchess Co LDC–Culinary Institute	5.00%		7/1/2041	Baa2		200,000	213,133

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2046	Baa2	$275,000	$291,642
Dutchess Co LDC–Vassar College	5.00%	7/1/2034	Aa3	250,000	280,375
Dutchess Co LDC- Millbrook	4.00%	9/1/2051	A	2,500,000	2,665,598
Hempstead Town LDC–Adelphi Univ	4.00%	2/1/2039	A-	2,165,000	2,279,134
Hempstead Town LDC–Adelphi Univ	5.00%	6/1/2029	A-	430,000	492,565
Hempstead Town LDC–Adelphi Univ	5.00%	6/1/2030	A-	200,000	231,871
Hempstead Town LDC–Adelphi Univ	5.00%	6/1/2031	A-	300,000	351,822
Hempstead Town LDC–Adelphi Univ	5.00%	6/1/2032	A-	330,000	384,608
Hempstead Town LDC–Hofstra Univ	5.00%	7/1/2042	A	545,000	606,089
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2034	BBB	825,000	902,313
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2037	BBB	630,000	687,418
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2039	BBB	555,000	604,357
Monroe Co IDA–Univ of Rochester	5.00%	7/1/2031	AA-	350,000	395,743
New Rochelle LDC–Iona Clg	5.00%	7/1/2028	BBB	205,000	219,755
New Rochelle LDC–Iona Clg	5.00%	7/1/2029	BBB	250,000	267,873
New Rochelle LDC–Iona Clg	5.00%	7/1/2030	BBB	220,000	235,632
New Rochelle LDC–Iona Clg	5.00%	7/1/2031	BBB	200,000	214,142
NY Dorm–Barnard Clg	4.00%	7/1/2034	A2	460,000	487,853
NY Dorm–Barnard Clg	4.00%	7/1/2036	A2	325,000	343,618
NY Dorm–Barnard Clg	4.00%	7/1/2037	A2	710,000	750,114
NY Dorm–Barnard Clg	4.00%	7/1/2045	A2	1,060,000	1,102,113
NY Dorm–Barnard Clg	5.00%	7/1/2028	A2	590,000	636,660
NY Dorm–Fordham Univ	5.00%	7/1/2035	A	550,000	603,215
NY Dorm–Iona Clg	5.00%	7/1/2046	BBB	375,000	419,615
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-	2,000,000	2,156,190
NY Dorm–NYU	4.00%	7/1/2045	Aa2	1,000,000	1,068,900
NY Dorm–NYU	5.00%	7/1/2028	Aa2	1,000,000	1,140,924
NY Dorm–NYU	5.00%	7/1/2029	Aa2	1,000,000	1,138,263
NY Dorm–NYU	5.00%	7/1/2042	Aa2	1,500,000	1,739,184
NY Dorm–Pace Univ	4.00%	5/1/2022	NR	25,000	25,059
NY Dorm–Pace Univ	5.00%	5/1/2023	NR	20,000	20,722
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-	905,000	934,110
NY Dorm–PIT	5.00%	2/15/2039	AA+	1,000,000	1,105,758
NY Dorm–PIT	5.00%	2/15/2041	NR	5,000	5,737
NY Dorm–PIT	5.00%	2/15/2041	AA+	2,995,000	3,330,017
NY Dorm–Pratt Institute	5.00%	7/1/2039	A2	1,010,000	1,108,617
NY Dorm–St Johns Univ	5.00%	7/1/2027	A-	250,000	271,756

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
NY Dorm–SUNY Empire Commons	5.00%	5/1/2030	A		$350,000	$384,406
NY Dorm–SUNY Empire Commons	5.00%	5/1/2032	A		250,000	273,052
NY Dorm–The New School	4.00%	7/1/2047	A3		500,000	515,688
NY Dorm–The New School	5.00%	7/1/2028	A3		780,000	868,268
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(b)	1,630,000	1,751,707
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(b)	1,225,000	1,289,716
NYC IDA–Yankee Stadium (AGM)	3.00%	3/1/2049	AA		2,000,000	1,724,406
NYC IDA–Yankee Stadium (AGM)	4.00%	3/1/2045	AA		1,600,000	1,703,841
Onondaga CDC–Le Moyne College Proj	4.00%	7/1/2038	Baa2		150,000	156,552
Onondaga CDC–Le Moyne College Proj	4.00%	7/1/2040	Baa2		300,000	311,152
Onondaga CDC–Le Moyne College Proj	4.00%	7/1/2041	Baa2		215,000	223,141
Onondaga CDC–Le Moyne College Proj	5.00%	7/1/2035	Baa2		365,000	418,874
Onondaga CDC–Le Moyne College Proj	5.00%	7/1/2036	Baa2		465,000	532,293
Onondaga CDC–Le Moyne College Proj	5.00%	7/1/2046	Baa2		600,000	671,383
Rochester Institute of Technology	4.00%	7/1/2044	A1		4,510,000	4,750,719
St Lawrence IDA–Clarkson Univ	5.00%	9/1/2037	Baa1		455,000	520,210
St Lawrence IDA–Clarkson Univ	5.00%	9/1/2038	Baa1		475,000	542,581
St Lawrence IDA–Clarkson Univ	5.00%	9/1/2041	Baa1		160,000	181,343
Troy Cap Res Corp–RPI	4.00%	9/1/2031	A3		250,000	270,785
Troy Cap Res Corp–RPI	4.00%	9/1/2032	A3		500,000	537,937
Troy Cap Res Corp–RPI	4.00%	9/1/2033	A3		110,000	117,729
Troy Cap Res Corp–RPI	4.00%	9/1/2034	A3		835,000	887,459
Troy Cap Res Corp–RPI	4.00%	9/1/2035	A3		370,000	392,827
Troy Cap Res Corp–RPI	4.00%	9/1/2036	A3		1,140,000	1,209,123
Troy Cap Res Corp–RPI	4.00%	9/1/2040	A3		1,000,000	1,055,013
Troy Cap Res Corp–RPI	5.00%	8/1/2032	A3		1,415,000	1,542,636
Univ of Rochester	4.00%	7/1/2043	AA-		1,000,000	1,055,912
Westchester Co LDC–Miriam Osborn Memorial	5.00%	7/1/2042	A-	(b)	450,000	487,202
Westchester Co LDC–Sarah Lawrence College	4.00%	6/1/2033	BBB-		1,710,000	1,740,000
Total						64,526,683

General Obligation 6.06%
City of Syracuse	4.00%	5/15/2034	A1		725,000	761,197
Erie CO GO	5.00%	9/15/2028	AA-		275,000	301,348
Jefferson Co–Samaritan Med Ctr	5.00%	11/1/2037	BB		2,000,000	2,172,681
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000,000	1,069,648

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
NYC GO	4.00%		8/1/2034	AA		$3,000,000	$3,209,816
NYC GO	4.00%		8/1/2037	AA		2,000,000	2,118,807
NYC GO	5.00%		8/1/2026	AA		1,000,000	1,118,428
NYC GO	5.00%		8/1/2026	AA		1,750,000	1,916,880
NYC GO	5.00%		8/1/2027	AA		1,700,000	1,838,034
NYC GO	5.00%		8/1/2029	AA		3,000,000	3,342,137
NYC GO	5.00%		10/1/2039	AA		1,000,000	1,126,848
NYC GO	5.00%		8/1/2043	AA		1,370,000	1,559,203
NYC GO	5.00%		12/1/2044	AA		2,535,000	2,856,977
NYC GO	5.00%		4/1/2045	AA		1,380,000	1,537,027
NYC GO	5.00%		3/1/2050	AA		2,000,000	2,288,333
PR Comwlth GO	Zero Coupon		7/1/2024	NR		97,656	89,169
PR Comwlth GO	Zero Coupon		7/1/2033	NR		244,310	141,472
PR Comwlth GO	Zero Coupon	#(a)	11/1/2043	NR		943,648	508,390
PR Comwlth GO	4.00%		7/1/2033	NR		189,843	185,826
PR Comwlth GO	4.00%		7/1/2035	NR		170,643	165,171
PR Comwlth GO	4.00%		7/1/2037	NR		146,457	141,097
PR Comwlth GO	5.25%		7/1/2023	NR		212,027	217,251
PR Comwlth GO	5.375%		7/1/2025	NR		211,432	223,270
PR Comwlth GO	5.625%		7/1/2027	NR		209,518	229,084
PR Comwlth GO	5.625%		7/1/2029	NR		206,119	230,278
PR Comwlth GO	5.75%		7/1/2031	NR		200,202	228,530
Total							29,576,902

Health Care 11.64%
Brookhaven Co–Jefferson’s Ferry Proj	4.00%		11/1/2045	BBB	(b)	1,000,000	1,052,543
Brookhaven Co–Jefferson’s Ferry Proj	4.00%		11/1/2055	BBB	(b)	1,000,000	1,045,735
Brookhaven Co–Long Island Cmnty Hospital	3.375%		10/1/2040	BBB-		365,000	331,500	(c)
Brookhaven Co–Long Island Cmnty Hospital	4.00%		10/1/2045	BBB-		1,865,000	1,892,348
Brookhaven Co–Long Island Cmnty Hospital	5.00%		10/1/2050	BBB-		1,000,000	1,096,094
Broome Co–United Health Services (AGM)	3.00%		4/1/2036	AA		1,030,000	966,707
Broome Co–United Health Services (AGM)	3.00%		4/1/2037	AA		1,500,000	1,400,336
Buffalo & Erie IDC–Catholic Hlth	5.00%		7/1/2025	BB+		300,000	313,882
Buffalo & Erie IDC–Orchard Park	5.00%		11/15/2037	BBB	(b)	1,000,000	1,062,341
Dutchess Co LDC–Health Quest	5.00%		7/1/2034	A-		500,000	533,054

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Dutchess Co LDC–Health Quest	5.00%	7/1/2035	A-		$1,695,000	$1,855,429
Dutchess Co LDC–Nuvance Hlth	4.00%	7/1/2044	A-		1,250,000	1,285,689
Dutchess Co LDC–Nuvance Hlth	4.00%	7/1/2049	A-		2,120,000	2,167,516
Monroe Co IDA–Rochester General Hospital	4.00%	12/1/2035	BBB+		500,000	537,008
Monroe Co IDA–Rochester General Hospital	4.00%	12/1/2036	BBB+		425,000	455,292
Monroe Co IDA–Rochester General Hospital	5.00%	12/1/2034	BBB+		250,000	275,720
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2027	A-		625,000	663,342
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2028	A-		2,045,000	2,169,068
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2033	A-		600,000	633,563
Niagara Area Dev Corp–Catholic Hlth	5.00%	7/1/2052	B1		1,000,000	1,012,919
NY Dorm–Catholic Hlth	4.00%	7/1/2045	BB+		2,895,000	2,659,665
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BB+		500,000	503,333
NY Dorm–Maimondes Med Ctr	3.00%	2/1/2050	AA+		1,000,000	910,737
NY Dorm–Montefiore	4.00%	8/1/2036	BBB-		475,000	483,458
NY Dorm–Montefiore	4.00%	8/1/2037	BBB-		1,820,000	1,851,324
NY Dorm–Montefiore	4.00%	8/1/2038	BBB-		1,520,000	1,544,275
NY Dorm–Montefiore	4.00%	9/1/2050	BBB-		4,000,000	3,885,708
NY Dorm–Montefiore	5.00%	8/1/2033	BBB-		1,040,000	1,133,653
NY Dorm–Montefiore	5.00%	8/1/2034	BBB-		390,000	424,712
NY Dorm–Montefiore	5.00%	8/1/2035	BBB-		525,000	571,254
NY Dorm–Northwell Health	5.00%	5/1/2028	A-		1,000,000	1,080,914
NY Dorm–NYU Langone	5.00%	7/1/2032	A+		810,000	891,500
NY Dorm–NYU Langone	5.00%	7/1/2033	A+		760,000	835,825
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000,000	1,079,360
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900,000	2,137,833
NYC Hlth & Hsp Corp	4.00%	2/15/2045	Aa3		1,250,000	1,352,053
NYC Hlth & Hsp Corp	4.00%	2/15/2048	Aa3		1,285,000	1,383,872
NYC IDA–Yankee Stadium	3.00%	3/1/2049	Baa1		2,000,000	1,679,690
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,645,000	4,923,227
Southhold LDC–Peconic Landing	5.00%	12/1/2045	BBB-	(b)	1,000,000	1,039,779
Tompkins Co Dev Corp–Kendal Ithaca	5.00%	7/1/2044	BBB+		920,000	963,232
Westchester Co LDC–Westchester Med Ctr	5.00%	11/1/2033	Baa2		1,000,000	1,087,504
Westchester Co LDC–Westchester Med Ctr	5.00%	11/1/2034	Baa2		985,000	1,070,584
Westchester Co LDC–Westchester Med Ctr	5.00%	11/1/2046	Baa2		2,240,000	2,429,326

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Westchester Co LDC–Westchester Med Ctr	6.00%	11/1/2030	Baa2	$105,000	$105,308
Westchester Co LDC–Westchester Med Ctr	6.125%	11/1/2037	Baa2	40,000	40,129
Total					56,818,341

Housing 0.96%
NYC HDC	3.35%	11/1/2065	AA+	1,985,000	1,761,728
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR	1,000,000	1,000,715
NYS HFA	3.15%	11/1/2054	Aa2	1,000,000	866,040
Westchester Co LDC–SUNY Purchase Hsg	5.00%	6/1/2047	BBB	1,000,000	1,052,796
Total					4,681,279

Lease Obligations 2.68%
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2027	AA	1,750,000	1,927,820
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2028	AA	1,050,000	1,154,785
Hudson Yards	5.00%	2/15/2031	Aa2	2,000,000	2,245,484
Hudson Yards	5.00%	2/15/2033	Aa2	1,075,000	1,203,794
NY Dorm-Saint Lawerence-Lewis Boces (BAM)	4.00%	8/15/2050	AA	2,500,000	2,584,753
NYC Eductnl Const	4.00%	4/1/2038	AA-	1,565,000	1,688,353
NYC TFA–Bldg Aid	5.00%	7/15/2035	AA	2,005,000	2,253,995
Total					13,058,984

Other 0.81%
Build NYC Res Corp–Childrens Aid Soc	4.00%	7/1/2044	A+	1,340,000	1,429,402
Build NYC Res Corp–Childrens Aid Soc	4.00%	7/1/2049	A+	2,380,000	2,534,698
Total					3,964,100

Other Revenue 1.37%
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2042	Ba1	3,000,000	3,238,854
Build NYC Res Corp–Shefa School†	5.00%	6/15/2051	NR	1,315,000	1,395,525
NYC Cultural–Lincoln Center	4.00%	12/1/2033	A	1,850,000	2,031,431
Total					6,665,810

Special Tax 1.84%
NYC IDA–Queens Stadium (AGM)	3.00%	1/1/2040	AA	1,975,000	1,823,793
NYC IDA–Queens Stadium (AGM)	3.00%	1/1/2046	AA	1,240,000	1,090,571
NYC IDA–Yankee Stadium	4.00%	3/1/2045	Baa1	1,800,000	1,885,570
NYC IDA–Yankee Stadium (AGC)	Zero Coupon	3/1/2043	AA	425,000	190,945
NYC IDA–Yankee Stadium (AGC)	Zero Coupon	3/1/2044	AA	640,000	275,252

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Special Tax (continued)
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2047	AA		$385,000	$144,971
NYC IDA–Yankee Stadium (FGIC)	8.36% (CPI Based	)#	3/1/2026	Baa1		3,450,000	3,586,539	(c)
Total							8,997,641

Tax Revenue 15.76%
Guam–Business Privilege Tax	4.00%		1/1/2042	Ba1		750,000	753,708
MTA NY–Dedicated Tax	4.00%		11/15/2035	AA		335,000	353,368
MTA NY–Dedicated Tax	5.00%		11/15/2034	AA		1,045,000	1,169,147
MTA NY–Dedicated Tax	5.25%		11/15/2031	AA		1,215,000	1,362,939
MTA NY–Dedicated Tax	5.25%		11/15/2032	AA		670,000	750,657
MTA NY–Dedicated Tax	5.25%		11/15/2034	AA		455,000	508,282
NY Dorm–PIT	4.00%		3/15/2043	AA+	(b)	5,000,000	5,297,454
NY Dorm–PIT	4.00%		3/15/2048	Aa2		1,900,000	1,991,911
NY Dorm–PIT	5.00%		3/15/2027	AA+		1,250,000	1,355,110
NY Dorm–PIT	5.00%		3/15/2032	Aa2		3,000,000	3,471,144
NY Dorm–PIT	5.00%		2/15/2042	AA+		2,055,000	2,283,786
NY Dorm–PIT	5.00%		3/15/2045	Aa2		2,000,000	2,235,810
NY Dorm–Sales Tax	5.00%		3/15/2043	AA+		2,025,000	2,251,165
NY Dorm–Touro Clg	4.00%		1/1/2043	BBB-	(b)	210,000	213,549
NY UDC–PIT	4.00%		3/15/2042	Aa2		3,500,000	3,681,403
NY UDC–PIT	4.00%		3/15/2045	Aa2		1,040,000	1,087,309
NY UDC–PIT	4.00%		3/15/2047	AA+		1,650,000	1,742,589
NY UDC–PIT	5.00%		3/15/2033	AA+		2,010,000	2,068,800
NY UDC–PIT	5.00%		3/15/2036	AA+		1,500,000	1,581,015
NY UDC–PIT	5.00%		3/15/2040	AA+		1,000,000	1,122,268
NY UDC Sales Tax	4.00%		3/15/2044	Aa2		1,250,000	1,315,039
NYC TFA–Future Tax	4.00%		8/1/2039	AAA		1,000,000	1,051,568
NYC TFA–Future Tax	4.00%		11/1/2042	AAA		1,675,000	1,743,904
NYC TFA–Future Tax	4.00%		5/1/2043	AAA		2,000,000	2,087,259
NYC TFA–Future Tax	4.00%		5/1/2045	AAA		2,050,000	2,133,603
NYC TFA–Future Tax	4.00%		2/1/2047	AAA		2,000,000	2,084,163
NYC TFA–Future Tax	5.00%		11/1/2030	AAA		2,075,000	2,356,863
NYC TFA–Future Tax	5.00%		11/1/2032	AAA		1,555,000	1,755,849
NYC TFA–Future Tax	5.00%		5/1/2035	AAA		1,230,000	1,378,221
NYC TFA–Future Tax	5.00%		8/1/2040	AAA		2,530,000	2,820,804
NYC TFA–Future Tax	5.00%		8/1/2041	AAA		2,975,000	3,312,265

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
NYC TFA–Future Tax	5.00%	8/1/2042	AAA	$2,700,000	$3,035,038
NYC TFA–Future Tax	5.00%	2/1/2043	AAA	2,510,000	2,765,348
NYC TFA–Future Tax	5.00%	5/1/2043	AAA	1,400,000	1,548,279
NYC TFA–Future Tax	5.00%	2/1/2047	AAA	2,000,000	2,295,921
NYS Twy Auth–PIT	4.00%	3/15/2045	AA+	1,500,000	1,585,958
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	163,000	130,145
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	708,000	524,932
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	710,000	485,308
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	7,476,000	1,664,388
PR Corp Sales Tax	4.329%	7/1/2040	NR	489,000	507,080
PR Corp Sales Tax	4.329%	7/1/2040	NR	858,000	890,334
PR Corp Sales Tax	4.536%	7/1/2053	NR	64,000	66,553
PR Corp Sales Tax	4.55%	7/1/2040	NR	153,000	160,638
PR Corp Sales Tax	4.55%	7/1/2040	NR	380,000	398,970
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,199,000	1,260,958
PR Corp Sales Tax	4.784%	7/1/2058	NR	180,000	189,688
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,922,000	2,048,275
Total					76,878,765

Tobacco 3.68%
Erie Co Tobacco	Zero Coupon	6/1/2055	NR	8,000,000	626,488
Erie Co Tobacco†	Zero Coupon	6/1/2060	NR	20,000,000	1,166,076
Monroe Co Tobacco†	Zero Coupon	6/1/2061	NR	10,000,000	425,027
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	15,000,000	908,103
Nassau Co Tobacco	5.125%	6/1/2046	CCC+	2,085,000	2,117,241
NY Co Tobacco Trust	Zero Coupon	6/1/2060	NR	20,000,000	1,149,668
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,575,000	599,372
Suffolk Tobacco Asset Sec Corp	Zero Coupon	6/1/2066	NR	7,700,000	964,550
Suffolk Tobacco Asset Sec Corp	4.00%	6/1/2050	BBB-	2,500,000	2,535,516
TSASC	5.00%	6/1/2034	A-	1,000,000	1,093,804
TSASC	5.00%	6/1/2035	A-	300,000	327,755
TSASC	5.00%	6/1/2036	A-	100,000	109,198
TSASC	5.00%	6/1/2041	A-	510,000	552,807
TSASC	5.00%	6/1/2048	NR	3,300,000	3,404,124
Westchester Tobacco Asset Sec Corp	5.125%	6/1/2051	BB-	1,845,000	1,975,396
Total					17,955,125

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation 23.18%
Buffalo & Erie PBA–Peace Bridge	5.00%		1/1/2034	A+	$600,000	$670,928
MTA NY	4.00%		11/15/2051	A3	3,090,000	3,145,998
MTA NY	4.75%		11/15/2045	A3	3,095,000	3,339,705
MTA NY	5.00%		11/15/2028	A3	810,000	918,307
MTA NY	5.00%		11/15/2029	A3	2,250,000	2,505,923
MTA NY	5.00%		11/15/2029	A3	1,650,000	1,785,929
MTA NY	5.00%		11/15/2030	A3	1,785,000	1,954,589
MTA NY	5.00%		11/15/2030	A3	315,000	349,563
MTA NY	5.00%		11/15/2033	A3	1,715,000	1,894,741
MTA NY	5.00%		11/15/2041	A3	1,050,000	1,130,587
MTA NY	5.00%	#(a)	11/15/2045	A3	900,000	1,033,208
MTA NY	5.00%		11/15/2050	A3	2,005,000	2,186,000
MTA NY	5.25%		11/15/2028	A3	3,740,000	4,087,562
MTA NY	5.25%		11/15/2035	A3	1,170,000	1,228,873
MTA NY–Dedicated Tax	5.00%		11/15/2033	AA	1,520,000	1,704,484
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2027	A3	1,000,000	1,047,811
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2036	A3	850,000	945,968
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2038	A3	725,000	802,651
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2039	A3	350,000	386,985
NY Trans Dev Corp–Delta Airlines AMT	4.00%		1/1/2036	Baa3	3,515,000	3,595,233
NY Trans Dev Corp–Delta Airlines AMT	5.00%		1/1/2036	Baa3	2,295,000	2,497,486
NY Trans Dev Corp–Delta Airlines AMT	5.00%		10/1/2040	Baa3	2,645,000	2,922,441
NY Trans Dev Corp–JFK IAT	4.00%		12/1/2041	Baa1	1,000,000	1,033,556
NY Trans Dev Corp–JFK IAT	4.00%		12/1/2042	Baa1	1,800,000	1,856,879
NY Trans Dev Corp–JFK IAT AMT	4.00%		12/1/2039	Baa1	345,000	351,175
NY Trans Dev Corp–JFK IAT AMT	4.00%		12/1/2040	Baa1	1,325,000	1,347,598
NY Trans Dev Corp–JFK IAT AMT	4.00%		12/1/2041	Baa1	2,810,000	2,845,634
NY Trans Dev Corp–JFK IAT AMT	5.00%		12/1/2034	Baa1	545,000	610,003
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%		7/1/2031	Baa3	2,000,000	2,062,926
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%		7/1/2046	Baa3	2,110,000	2,155,677
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%		1/1/2050	Baa3	12,280,000	12,851,666
NY Trans Dev Corp–TOGA AMT	5.00%		1/1/2023	Baa3	1,500,000	1,531,349
NY Twy Auth	4.00%		1/1/2041	A2	1,400,000	1,460,963
NY Twy Auth	5.00%		1/1/2032	A1	150,000	169,536

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
NY Twy Auth	5.00%	1/1/2036	A1		$1,760,000	$1,846,555
NY Twy Auth TCRS (BAM)	4.00%	1/1/2050	AA		2,500,000	2,600,820
NYS Thruway–Service Area AMT	4.00%	10/31/2041	BBB-	(b)	860,000	897,844
NYS Thruway–Service Area AMT	4.00%	10/31/2046	BBB-	(b)	1,525,000	1,572,426
NYS Thruway–Service Area AMT	4.00%	4/30/2053	BBB-	(b)	3,335,000	3,410,210
Port Auth NY & NJ	4.00%	7/15/2036	Aa3		2,020,000	2,165,467
Port Auth NY & NJ AMT	4.00%	9/1/2043	Aa3		5,155,000	5,334,198
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3		800,000	817,429
Port Auth NY & NJ AMT	4.00%	7/15/2061	Aa3		1,500,000	1,522,314
Port Auth NY & NJ AMT	5.00%	10/15/2027	Aa3		1,485,000	1,670,976
Port Auth NY & NJ AMT	5.00%	9/15/2028	Aa3		1,000,000	1,141,045
Port Auth NY & NJ AMT	5.00%	11/15/2031	Aa3		3,430,000	3,868,277
Port Auth NY & NJ AMT	5.00%	9/1/2032	Aa3		805,000	921,384
Port Auth NY & NJ AMT	5.00%	11/15/2032	Aa3		2,850,000	3,176,521
Port Auth NY & NJ AMT	5.00%	9/15/2033	Aa3		2,820,000	3,145,093
Port Auth NY & NJ AMT	5.00%	10/15/2033	Aa3		1,000,000	1,115,678
Port Auth NY & NJ AMT	5.00%	9/15/2034	Aa3		1,000,000	1,111,387
Port Auth NY & NJ AMT	5.00%	4/1/2036	Aa3		1,080,000	1,191,742
Port Auth NY & NJ AMT	5.00%	9/15/2048	Aa3		365,000	397,956
Triborough Brdg & Tunl Auth	4.00%	11/15/2044	AA-		2,145,000	2,280,200
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-		2,015,000	2,138,964
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-		1,000,000	1,119,668
Triborough Brdg & Tunl Auth	5.00%	11/15/2047	AA-		1,135,000	1,256,448
Total						113,114,536

Utilities 7.65%
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2043	AA		600,000	658,088
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2048	AA		1,750,000	1,908,386
Guam Waterworks	5.00%	7/1/2036	A-		400,000	434,784
Guam Waterworks	5.00%	1/1/2050	A-		600,000	673,397
Long Island Power Auth	4.00%	9/1/2038	A		1,500,000	1,599,121
Long Island Power Auth	4.00%	9/1/2039	A		1,000,000	1,059,358
Long Island Power Auth	5.00%	9/1/2034	A		2,000,000	2,139,854
Long Island Power Auth	5.00%	9/1/2039	A		1,000,000	1,064,817
Long Island Power Auth	5.00%	9/1/2047	A		1,115,000	1,248,818
Long Island Power Auth (AGC)	5.25%	9/1/2029	AA		2,000,000	2,386,788
New York St Pwr Auth	4.00%	11/15/2045	AA		1,325,000	1,408,338

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
NYC Muni Water	4.00%	6/15/2049	AA+		$2,985,000	$3,124,264
NYC Muni Water	5.00%	6/15/2035	AA+		1,550,000	1,608,759
NYC Muni Water	5.00%	6/15/2035	AA+		1,675,000	1,780,328
NYC Muni Water	5.00%	6/15/2036	AA+		1,750,000	1,859,655
NYC Muni Water	5.00%	6/15/2036	AA+		2,250,000	2,390,986
NYC Muni Water	5.00%	6/15/2040	AA+		1,250,000	1,414,773
NYC Muni Water	5.00%	6/15/2046	AA+		3,140,000	3,526,879
NYC Muni Water	5.00%	6/15/2048	AA+		1,675,000	1,898,945
NYC Muni Water	5.25%	6/15/2037	AA+		1,500,000	1,691,772
NYC Muni Water	5.25%	6/15/2047	AA+		1,000,000	1,123,113
PR Aqueduct & Swr Auth†	5.00%	7/1/2030	NR		500,000	565,515
PR Aqueduct & Swr Auth†	5.00%	7/1/2047	NR		500,000	545,674
PR Elec Pwr Auth(d)	5.75%	7/1/2036	D	(b)	1,250,000	1,212,500
Total						37,324,912
Total Municipal Bonds (cost $487,267,683)						481,161,448
	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.31%

VARIABLE RATE DEMAND NOTES 0.31%

Utilities
NYC Muni Water (cost $1,500,000)	0.430%	4/1/2022	6/15/2050	AA+	1,500,000	1,500,000
Total Investments in Securities 98.91% (cost $488,767,683)						482,661,448
Other Assets and Liabilities – Net 1.09%						5,332,330
Net Assets 100.00%						$487,993,778

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2022

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $22,564,687, which represents 4.62% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Defaulted (non-income producing security).
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Health Care	$–	$56,486,841	$331,500	$56,818,341
Special Tax	–	5,411,102	3,586,539	8,997,641
Remaining Industries	–	415,345,466	–	415,345,466
Short-Term Investments
Variable Rate Demand Notes	–	1,500,000	–	1,500,000
Total	$–	$478,743,409	$3,918,039	$482,661,448

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)

SUSTAINABLE MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 91.66%

MUNICIPAL BONDS 91.66%

Corporate-Backed 5.49%
MI Strategic Fund–GPK AMT	4.00%	#(a)	10/1/2061	BB	$150,000	$157,095
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	100,000	104,758
Total						261,853

Education 23.81%
California Educational Facilities Authority	4.00%		10/1/2039	A2	150,000	160,200
Cleveland State University	5.00%		6/1/2031	A+	100,000	109,636
Connecticut State Health & Educational Facilities	4.125%		7/1/2041	A-	105,000	109,160
Iowa Higher Education Loan Authority	5.00%		10/1/2027	BBB+	125,000	139,025
Minnesota Higher Education Facilities Authority	4.00%		10/1/2036	A2	150,000	160,062
New York State Dormitory Authority	5.00%		7/1/2031	A2	150,000	165,152
Oklahoma Development Finance Authority	4.00%		8/1/2037	BBB-	150,000	152,264
Stephen F Austin State University	5.00%		10/15/2028	A1	125,000	139,330
Total						1,134,829

General Obligation 4.78%
Chicago Board of Education	4.00%		12/1/2036	BB	125,000	125,397
San Gorgonio Memorial Health Care District	5.00%		8/1/2035	Ba1	100,000	102,356
Total						227,753

Health Care 18.15%
County of Cuyahoga OH	5.00%		2/15/2027	BBB-	100,000	112,372
County of Lehigh PA	4.125%		7/1/2040	A+	105,000	109,622
Dutchess County Local Development Corp	5.00%		7/1/2027	Baa2	125,000	138,555
Florida Development Finance Corp	5.00%		2/1/2033	Baa3	150,000	170,512
Lee Memorial Health System	5.00%		4/1/2029	A+	50,000	57,739	(b)
Massachusetts Development Finance Agency	4.00%		7/1/2036	AA-	160,000	171,079
Palomar Health	4.00%		8/1/2035	A1	100,000	105,490
Total						865,369

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 8.32%
California Housing Finance Agency (FHLMC)	3.75%		3/25/2035	AA+	$99,504	$106,522
California Statewide Communities Development Autho	3.25%		5/15/2031	Baa1	150,000	152,136
MD State Hsg CDA	3.50%		3/1/2050	Aa1	135,000	137,765
Total						396,423

Lease Obligations 5.31%
New Jersey Economic Development Authority	5.00%		6/15/2035	A3	120,000	131,675
NJ Trans Trust Fund	5.00%		6/15/2030	A+	110,000	121,708
Total						253,383

Other Revenue 5.90%
Build NYC Res Corp–Shefa School†	2.50%		6/15/2031	NR	100,000	90,204
District of Columbia	5.00%		7/1/2037	BBB+	175,000	190,994
Total						281,198

Tax Revenue 3.43%
City of Akron OH Income Tax Revenue	4.00%		12/1/2027	AA-	150,000	163,320

Transportation 6.97%
Foothill-Eastern Transportation Corridor Agency	5.00%		1/15/2028	A-	125,000	140,530
Metropolitan Transportation Authority	5.00%		11/15/2029	A3	175,000	191,873
Total						332,403

Utilities 9.50%
CA Choice Clean Energy–Goldman	4.00%	#(a)	10/1/2052	A2	120,000	126,919
CA Choice Clean Energy–Morgan Stanley	4.00%	#(a)	2/1/2052	A1	150,000	162,402
Yuma Municipal Property Corp	3.00%		7/1/2030	AA-	160,000	163,703
Total						453,024
Total Investments in Securities 91.66% (cost $4,577,428)						4,369,555
Other Assets and Liabilities – Net 8.34%						397,430
Net Assets 100.00%						$4,766,985

AMT	Income from the security may be subject to Alternative Minimum Tax.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $194,962, which represents 4.09% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(concluded)

SUSTAINABLE MUNICIPAL BOND FUND March 31, 2022

(b)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Health Care	$–	$807,630	$57,739	$865,369
Remaining Industries	–	3,504,186	–	3,504,186
Total	$–	$4,311,816	$57,739	$4,369,555

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of January 5, 2022	$–
Accrued Discounts (Premiums)	(325)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(4,338)
Purchases	62,402
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of March 31, 2022	$57,739
Change in unrealized appreciation/depreciation for the period ended March 31, 2022, related to Level 3 investments held at March 31, 2022	$(4,338)

168	See Notes to Financial Statements.

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Statements of Assets and Liabilities (unaudited)

March 31, 2022

	Short Duration	Intermediate	National
ASSETS:
Investments in securities, at cost	$2,176,184,229	$6,134,984,816	$4,187,100,624
Investments in securities, at fair value	$2,137,502,860	$6,042,822,537	$4,141,959,137
Cash	16,118,075	15,025,982	2,319,086
Deposits with brokers for futures collateral	–	–	–
Receivables:
Interest	18,002,855	70,657,450	48,035,189
Investment securities sold	12,362,914	71,454,393	50,670,399
Capital shares sold	10,028,361	26,086,022	17,917,130
From advisor (See Note 3)	–	–	–
Prepaid expenses and other assets	107,579	122,784	109,188
Total assets	2,194,122,644	6,226,169,168	4,261,010,129
LIABILITIES:
Payables:
Investment securities purchased	12,860,923	60,481,373	58,886,714
Capital shares reacquired	7,774,381	17,846,293	19,182,270
Management fee	628,882	2,013,321	1,401,826
Directors’ fees	284,611	666,030	514,365
12b-1 distribution plan	257,932	1,008,046	761,686
Fund administration	74,364	213,107	145,649
Variation margin for futures contracts	–	–	–
Distributions payable	1,684,457	11,076,145	9,042,939
Accrued expenses	274,896	778,009	530,191
Total liabilities	23,840,446	94,082,324	90,465,640
Commitments and contingent liabilities
NET ASSETS	$2,170,282,198	$6,132,086,844	$4,170,544,489
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,244,858,775	$6,315,882,389	$4,291,648,593
Total distributable earnings (loss)	(74,576,577)	(183,795,545)	(121,104,104)
Net Assets	$2,170,282,198	$6,132,086,844	$4,170,544,489

170	See Notes to Financial Statements.

High Income	Short Duration High Income	California	New Jersey	New York	Sustainable

$4,339,608,019	$1,182,524,838	$521,674,144	$123,469,143	$488,767,683	$4,577,428
$4,228,775,974	$1,146,084,512	$513,829,358	$122,020,805	$482,661,448	$4,369,555
22,674,269	13,225,914	1,036,533	882,011	117,979	249,857
–	1,276,436	–	–	–	–

51,880,696	13,572,849	6,042,645	1,339,191	5,313,857	50,196
19,366,641	6,952,128	314,995	868,944	382,041	112,959
21,972,837	11,797,982	1,674,095	411,427	2,426,610	67
–	60,519	–	1,775	–	4,517
127,120	48,229	42,688	29,963	36,396	1,611
4,344,797,537	1,193,018,569	522,940,314	125,554,116	490,938,331	4,788,762

61,335,125	9,490,093	–	1,178,803	151,002	–
19,519,631	8,014,513	2,017,640	283,876	1,312,776	–
1,644,832	419,015	206,710	48,856	191,868	1,318
410,866	46,581	87,729	25,841	88,129	74
613,978	124,006	96,347	25,192	109,432	586
151,743	41,902	18,374	4,343	17,055	165
–	192,120	–	–	–	–
11,827,720	2,215,178	1,031,909	244,368	968,560	11,336
711,601	144,582	103,182	50,665	105,731	8,298
96,215,496	20,687,990	3,561,891	1,861,944	2,944,553	21,777

$4,248,582,041	$1,172,330,579	$519,378,423	$123,692,172	$487,993,778	$4,766,985

$4,526,948,602	$1,237,846,312	$530,369,233	$125,256,287	$500,084,948	$5,031,567
(278,366,561)	(65,515,733)	(10,990,810)	(1,564,115)	(12,091,170)	(264,582)
$4,248,582,041	$1,172,330,579	$519,378,423	$123,692,172	$487,993,778	$4,766,985

See Notes to Financial Statements.	171

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2022

	Short Duration	Intermediate	National

Net Assets by class:
Class A Shares	$953,409,815	$2,430,458,224	$2,682,941,726
Class C Shares	$26,275,506	$158,444,358	$113,318,501
Class F Shares	$508,163,778	$2,293,571,965	$745,914,550
Class F3 Shares	$345,610,769	$196,816,918	$311,297,898
Class I Shares	$336,822,330	$1,052,795,379	$317,071,814
Outstanding shares by class*:
Class A Shares	62,545,949	230,690,669	242,272,148
Class C Shares	1,723,756	15,057,511	10,222,600
Class F Shares	33,332,739	217,768,872	67,412,993
Class F3 Shares	22,663,166	18,671,171	28,123,424
Class I Shares	22,088,204	99,921,433	28,645,532
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.24	$10.54	$11.07
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.59	$10.78	$11.32
Class C Shares-Net asset value	$15.24	$10.52	$11.09
Class F Shares-Net asset value	$15.25	$10.53	$11.06
Class F3 Shares-Net asset value	$15.25	$10.54	$11.07
Class I Shares-Net asset value	$15.25	$10.54	$11.07

*	Lord Abbett Municipal Income Fund, Inc. has 11,757,501,500 authorized shares of capital stock (par value $.001), which are designated as follows: 1,950,001,500 to Short Duration, 2,445,000,000 to Intermediate, 1,175,000,000 to National, 1,987,500,000 to High Income, 1,950,000,000 to Short Duration High Income, 450,000,000 to each of California, New Jersey and New York, and 750,000,000 to Sustainable (As of March 31, 2022).

172	See Notes to Financial Statements.

High Income	Short Duration High Income	California	New Jersey	New York	Sustainable

$2,196,077,809	$406,754,918	$335,359,344	$93,146,158	$349,574,018	$2,872,275
$229,254,240	$26,764,298	$27,632,724	$–	$27,982,907	$71,054
$1,123,548,101	$334,539,579	$83,471,214	$21,241,821	$54,520,625	$71,052
$127,741,179	$34,463,944	$22,481,743	$1,397,311	$2,358,155	$94,735
$571,960,712	$369,807,840	$50,433,398	$7,906,882	$53,558,073	$1,657,869

186,444,234	27,332,074	31,359,392	18,742,596	31,384,284	303,188
19,457,086	1,798,225	2,582,912	–	2,515,523	7,500
95,319,662	22,479,506	7,805,448	4,273,543	4,890,759	7,500
10,865,453	2,315,487	2,102,907	280,854	211,611	10,000
48,639,048	24,843,250	4,719,654	1,589,762	4,804,972	175,000

$11.78	$14.88	$10.69	$4.97	$11.14	$9.47

$12.05	$15.22	$10.94	$5.08	$11.40	$9.69
$11.78	$14.88	$10.70	$ –	$11.12	$9.47
$11.79	$14.88	$10.69	$4.97	$11.15	$9.47
$11.76	$14.88	$10.69	$4.98	$11.14	$9.47
$11.76	$14.89	$10.69	$4.97	$11.15	$9.47

See Notes to Financial Statements.	173

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2022

	Short Duration	Intermediate	National
Investment income:
Interest and other	$16,592,436	$86,723,045	$70,540,613
Interest earned from Interfund Lending (See Note 11)	–	–	975
Total investment income	16,592,436	86,723,045	70,541,588
Expenses:
Management fee	3,880,987	12,368,125	8,636,950
12b-1 distribution plan–Class A	1,026,272	2,625,659	2,896,263
12b-1 distribution plan–Class C	122,890	752,296	541,177
12b-1 distribution plan–Class F	334,233	1,315,251	468,304
Shareholder servicing	494,592	2,018,928	1,044,416
Fund administration	460,192	1,313,774	901,601
Registration	129,938	223,654	173,979
Directors’ fees	31,919	88,824	61,123
Professional	26,957	42,234	40,079
Reports to shareholders	21,116	81,106	58,923
Custody	10,475	29,099	22,579
Other	49,585	61,570	57,389
Gross expenses	6,589,156	20,920,520	14,902,783
Expense reductions (See Note 9)	(932)	(3,031)	(1,998)
Fees waived and expenses reimbursed (See Note 3)	(10,475)	(29,099)	(22,579)
Net expenses	6,577,749	20,888,390	14,878,206
Net investment income	10,014,687	65,834,655	55,663,382
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(8,492,462)	(32,979,374)	(32,457,001)
Net realized gain (loss) on futures contracts	–	–	531,122
Net change in unrealized appreciation/depreciation on investments	(78,413,218)	(438,259,096)	(346,440,127)
Net change in unrealized appreciation/depreciation on futures contracts	–	–	(437,010)
Net realized and unrealized gain (loss)	(86,905,680)	(471,238,470)	(378,803,016)
Net Decrease in Net Assets Resulting From Operations	$(76,890,993)	$(405,403,815)	$(323,139,634)

(a)	For the period January 5, 2022, commencement of operations, to March 31, 2022.

174	See Notes to Financial Statements.

High Income	Short Duration High Income	California	New Jersey	New York	Sustainable(a)

$88,677,375	$15,651,630	$8,568,473	$2,019,173	$7,813,594	$17,950
639	–	–	–	–	–
88,678,014	15,651,630	8,568,473	2,019,173	7,813,594	17,950

10,181,461	2,490,465	1,315,903	300,270	1,193,309	3,710
2,400,324	419,705	366,072	98,764	381,305	1,395
1,091,561	129,308	130,469	–	132,101	173
694,168	237,202	61,069	12,778	33,814	17
1,254,203	438,727	101,402	32,305	110,712	593
943,352	249,046	116,969	26,691	106,072	464
239,154	109,527	36,105	27,686	34,852	529
63,588	16,088	8,097	1,830	7,263	92
29,745	28,145	22,191	18,698	21,546	7,769
58,779	8,394	6,549	2,568	6,007	629
17,892	7,693	4,668	1,161	4,016	719
114,720	45,594	34,557	10,035	31,915	2,078
17,088,947	4,179,894	2,204,051	532,786	2,062,912	18,168
(2,189)	(579)	(267)	(63)	(251)	(1)
(17,892)	(290,826)	(4,668)	(7,711)	(4,016)	(11,606)
17,068,866	3,888,489	2,199,116	525,012	2,058,645	6,561
71,609,148	11,763,141	6,369,357	1,494,161	5,754,949	11,389

(35,360,735)	(14,653,829)	(1,799,549)	(73,171)	(1,389,135)	(56,762)
1,875,921	3,030,636	67,938	–	–	–

(393,724,313)	(72,794,154)	(44,835,718)	(9,453,441)	(39,867,877)	(207,873)

(860,218)	1,783,394	(56,282)	–	–	–
(428,069,345)	(82,633,953)	(46,623,611)	(9,526,612)	(41,257,012)	(264,635)

$(356,460,197)	$(70,870,812)	$(40,254,254)	$(8,032,451)	$(35,502,063)	$(253,246)

See Notes to Financial Statements.	175

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021
Operations:
Net investment income	$10,014,687	$21,690,576
Net realized gain (loss) on investments and futures contracts	(8,492,462)	1,875,230
Net change in unrealized appreciation/depreciation on investments and futures contracts	(78,413,218)	2,102,805
Net increase (decrease) in net assets resulting from operations	(76,890,993)	25,668,611
Distributions to shareholders:(1)
Class A	(4,066,978)	(9,353,549)
Class C	(21,962)	(108,638)
Class F	(2,957,074)	(6,642,848)
Class F3	(1,712,035)	(3,255,626)
Class I	(1,236,306)	(2,247,704)
Total distributions to shareholders	(9,994,355)	(21,608,365)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	712,792,007	1,234,520,763
Reinvestment of distributions	6,820,628	14,428,863
Cost of shares reacquired	(836,179,997)	(825,977,848)
Net increase (decrease) in net assets resulting from capital share transactions	(116,567,362)	422,971,778
Net increase (decrease) in net assets	(203,452,710)	427,032,024
NET ASSETS:
Beginning of period	$2,373,734,908	$1,946,702,884
End of period	$2,170,282,198	$2,373,734,908

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

176	See Notes to Financial Statements.

Intermediate		National
For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021

$65,834,655	$133,822,931	$55,663,382	$109,417,557
(32,979,374)	10,423,459	(31,925,879)	8,805,585

(438,259,096)	91,499,934	(346,877,137)	107,516,505
(405,403,815)	235,746,324	(323,139,634)	225,739,647

(25,441,593)	(52,904,456)	(35,196,480)	(70,612,678)
(1,160,919)	(3,095,954)	(1,152,467)	(2,656,051)
(26,736,399)	(54,041,532)	(11,802,072)	(24,745,249)
(2,068,311)	(2,853,506)	(4,202,116)	(5,675,458)
(10,176,877)	(20,432,894)	(3,077,658)	(5,166,364)
(65,584,099)	(133,328,342)	(55,430,793)	(108,855,800)

1,238,162,982	2,130,946,683	692,984,552	1,311,879,683
49,736,167	102,179,642	50,060,586	96,592,669
(1,297,486,509)	(1,274,383,334)	(737,595,437)	(791,862,843)

(9,587,360)	958,742,991	5,449,701	616,609,509
(480,575,274)	1,061,160,973	(373,120,726)	733,493,356

$6,612,662,118	$5,551,501,145	$4,543,665,215	$3,810,171,859
$6,132,086,844	$6,612,662,118	$4,170,544,489	$4,543,665,215

See Notes to Financial Statements.	177

Statements of Changes in Net Assets (continued)

	High Income
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021
Operations:
Net investment income	$71,609,148	$130,737,590
Net realized gain (loss) on investments and futures contracts	(33,484,814)	17,380,187
Net change in unrealized appreciation/depreciation on investments and futures contracts	(394,584,531)	198,093,781
Net increase (decrease) in net assets resulting from operations	(356,460,197)	346,211,558
Distributions to shareholders:(1)
Class A	(35,662,627)	(67,473,878)
Class C	(3,004,418)	(6,499,258)
Class F	(21,222,341)	(38,742,384)
Class F3	(2,088,049)	(2,761,669)
Class I	(8,616,207)	(13,541,719)
Total distributions to shareholders	(70,593,642)	(129,018,908)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	1,045,746,761	1,995,623,133
Reinvestment of distributions	61,679,768	112,416,715
Cost of shares reacquired	(1,144,944,152)	(895,073,879)
Net increase (decrease) in net assets resulting from capital share transactions	(37,517,623)	1,212,965,969
Net increase (decrease) in net assets	(464,571,462)	1,430,158,619
NET ASSETS:
Beginning of period	$4,713,153,503	$3,282,994,884
End of period	$4,248,582,041	$4,713,153,503

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

178	See Notes to Financial Statements.

Short Duration High Income		California
For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021

$11,763,141	$17,939,072	$6,369,357	$13,089,857
(11,623,193)	(807,535)	(1,731,611)	1,617,011

(71,010,760)	26,566,348	(44,892,000)	7,605,834
(70,870,812)	43,697,885	(40,254,254)	22,312,702

(3,707,634)	(5,978,204)	(3,920,169)	(8,272,876)
(151,778)	(268,418)	(235,960)	(554,826)
(4,355,810)	(7,228,491)	(1,362,593)	(2,860,413)
(330,661)	(428,019)	(266,002)	(391,431)
(2,916,386)	(3,663,856)	(505,568)	(859,821)
(11,462,269)	(17,566,988)	(6,290,292)	(12,939,367)

563,122,228	962,424,163	97,536,906	184,226,635
11,253,021	17,410,649	5,439,736	11,266,767
(526,699,173)	(260,730,291)	(141,373,886)	(136,478,657)

47,676,076	719,104,521	(38,397,244)	59,014,745
(34,657,005)	745,235,418	(84,941,790)	68,388,080

$1,206,987,584	$461,752,166	$604,320,213	$535,932,133
$1,172,330,579	$1,206,987,584	$519,378,423	$604,320,213

See Notes to Financial Statements.	179

Statements of Changes in Net Assets (concluded)

	New Jersey
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021
Operations:
Net investment income	$1,494,161	$2,969,340
Net realized gain (loss) on investments	(73,171)	691,437
Net change in unrealized appreciation/depreciation on investments	(9,453,441)	3,419,402
Net increase (decrease) in net assets resulting from operations	(8,032,451)	7,080,179
Distributions to shareholders:(1)
Class A	(1,087,433)	(2,211,761)
Class C	–	–
Class F	(292,814)	(599,276)
Class F3	(16,643)	(20,857)
Class I	(93,660)	(132,198)
Total distributions to shareholders	(1,490,550)	(2,964,092)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	12,829,450	25,613,495
Reinvestment of distributions	1,244,378	2,481,365
Cost of shares reacquired	(16,366,086)	(26,055,574)
Net increase (decrease) in net assets resulting from capital share transactions	(2,292,258)	2,039,286
Net increase (decrease) in net assets	(11,815,259)	6,155,373
NET ASSETS:
Beginning of period	$135,507,431	$129,352,058
End of period	$123,692,172	$135,507,431

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.
(2)	For the period January 5, 2022, commencement of operations, to March 31, 2022.

180	See Notes to Financial Statements.

New York		Sustainable
For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Year Ended March 31, 2022(2)

$5,754,949	$11,411,214	$11,389
(1,389,135)	863,728	(56,762)

(39,867,877)	16,377,278	(207,873)
(35,502,063)	28,652,220	(253,246)

(4,109,908)	(8,330,052)	(6,383)
(238,156)	(526,065)	(20)
(758,504)	(1,577,541)	(175)
(26,518)	(37,057)	(266)
(567,281)	(867,441)	(4,492)
(5,700,367)	(11,338,156)	(11,336)

55,544,268	126,582,142	5,031,500
4,747,519	9,345,025	67
(70,991,558)	(100,356,392)	–

(10,699,771)	35,570,775	5,031,567
(51,902,201)	52,884,839	4,766,985

$539,895,979	$487,011,140	$–
$487,993,778	$539,895,979	$4,766,985

See Notes to Financial Statements.	181

Financial Highlights (unaudited)

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2022(d)	$15.84	$0.06	$(0.60)	$(0.54)	$(0.06)	$15.24
9/30/2021	15.80	0.15	0.04	0.19	(0.15)	15.84
9/30/2020	15.78	0.24	0.02	0.26	(0.24)	15.80
9/30/2019	15.43	0.29	0.34	0.63	(0.28)	15.78
9/30/2018	15.64	0.21	(0.20)	0.01	(0.22)	15.43
9/30/2017	15.76	0.17	(0.12)	0.05	(0.17)	15.64
Class C
3/31/2022(d)	15.84	0.01	(0.60)	(0.59)	(0.01)	15.24
9/30/2021	15.80	0.05	0.04	0.09	(0.05)	15.84
9/30/2020	15.78	0.15	0.01	0.16	(0.14)	15.80
9/30/2019	15.43	0.19	0.35	0.54	(0.19)	15.78
9/30/2018	15.64	0.12	(0.21)	(0.09)	(0.12)	15.43
9/30/2017	15.77	0.07	(0.13)	(0.06)	(0.07)	15.64
Class F
3/31/2022(d)	15.85	0.07	(0.60)	(0.53)	(0.07)	15.25
9/30/2021	15.80	0.16	0.05	0.21	(0.16)	15.85
9/30/2020	15.78	0.26	0.02	0.28	(0.26)	15.80
9/30/2019	15.43	0.30	0.35	0.65	(0.30)	15.78
9/30/2018	15.64	0.23	(0.21)	0.02	(0.23)	15.43
9/30/2017	15.77	0.18	(0.13)	0.05	(0.18)	15.64
Class F3
3/31/2022(d)	15.85	0.08	(0.60)	(0.52)	(0.08)	15.25
9/30/2021	15.80	0.18	0.06	0.24	(0.19)	15.85
9/30/2020	15.79	0.27	0.02	0.29	(0.28)	15.80
9/30/2019	15.43	0.32	0.36	0.68	(0.32)	15.79
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	15.43
4/4/2017 to 9/30/2017(g)	15.56	0.10	0.09	0.19	(0.10)	15.65
Class I
3/31/2022(d)	15.85	0.08	(0.60)	(0.52)	(0.08)	15.25
9/30/2021	15.80	0.18	0.05	0.23	(0.18)	15.85
9/30/2020	15.78	0.27	0.02	0.29	(0.27)	15.80
9/30/2019	15.43	0.32	0.35	0.67	(0.32)	15.78
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	15.43
9/30/2017	15.77	0.20	(0.12)	0.08	(0.20)	15.65

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

182	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(3.40	)(e)	0.65	(f)	0.65	(f)	0.80	(f)	$953,410	13	(e)
1.20		0.65		0.65		0.93		1,067,651	26
1.68		0.65		0.66		1.52		895,461	28
4.15		0.65		0.66		1.83		632,983	33
0.04		0.65		0.68		1.38		621,383	55
0.26		0.65		0.71		1.08		777,769	23

(3.71	)(e)	1.30	(f)	1.30	(f)	0.15	(f)	26,276	13	(e)
0.54		1.30		1.31		0.30		31,450	26
1.05		1.27		1.28		0.96		39,779	28
3.52		1.26		1.28		1.22		86,435	33
(0.57)		1.26		1.29		0.77		106,989	55
(0.36)		1.27		1.33		0.47		138,173	23

(3.35	)(e)	0.55	(f)	0.55	(f)	0.89	(f)	508,164	13	(e)
1.36		0.55		0.55		1.03		736,826	26
1.77		0.55		0.56		1.62		587,635	28
4.25		0.55		0.56		1.92		577,258	33
0.14		0.55		0.58		1.48		507,085	55
0.35		0.55		0.61		1.18		641,013	23

(3.29	)(e)	0.41	(f)	0.41	(f)	1.03	(f)	345,611	13	(e)
1.50		0.42		0.42		1.16		331,257	26
1.84		0.42		0.43		1.74		246,193	28
4.44		0.42		0.43		2.04		46,899	33
0.19		0.43		0.44		1.63		19,703	55
1.23	(e)	0.43	(f)	0.49	(f)	1.30	(f)	947	23

(3.31	)(e)	0.45	(f)	0.45	(f)	1.01	(f)	336,822	13	(e)
1.46		0.45		0.45		1.13		206,551	26
1.87		0.45		0.46		1.70		177,634	28
4.35		0.45		0.46		2.02		108,949	33
0.17		0.45		0.47		1.60		98,960	55
0.52		0.45		0.51		1.28		47,491	23

See Notes to Financial Statements.	183

Financial Highlights (unaudited)(continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
3/31/2022(d)	$11.33	$0.11	$(0.79)	$(0.68)	$(0.11)	$–		$(0.11)
9/30/2021	11.11	0.24	0.22	0.46	(0.24)	–		(0.24)
9/30/2020	11.17	0.27	(0.06)	0.21	(0.27)	–		(0.27)
9/30/2019	10.60	0.30	0.57	0.87	(0.30)	–		(0.30)
9/30/2018	10.85	0.27	(0.25)	0.02	(0.27)	–		(0.27)
9/30/2017	11.10	0.27	(0.26)	0.01	(0.26)	–	(g)	(0.26)
Class C
3/31/2022(d)	11.32	0.07	(0.80)	(0.73)	(0.07)	–		(0.07)
9/30/2021	11.10	0.17	0.22	0.39	(0.17)	–		(0.17)
9/30/2020	11.16	0.21	(0.07)	0.14	(0.20)	–		(0.20)
9/30/2019	10.59	0.23	0.57	0.80	(0.23)	–		(0.23)
9/30/2018	10.84	0.21	(0.26)	(0.05)	(0.20)	–		(0.20)
9/30/2017	11.09	0.20	(0.26)	(0.06)	(0.19)	–	(g)	(0.19)
Class F
3/31/2022(d)	11.33	0.11	(0.80)	(0.69)	(0.11)	–		(0.11)
9/30/2021	11.11	0.25	0.22	0.47	(0.25)	–		(0.25)
9/30/2020	11.17	0.28	(0.06)	0.22	(0.28)	–		(0.28)
9/30/2019	10.60	0.31	0.57	0.88	(0.31)	–		(0.31)
9/30/2018	10.85	0.28	(0.25)	0.03	(0.28)	–		(0.28)
9/30/2017	11.10	0.27	(0.25)	0.02	(0.27)	–	(g)	(0.27)
Class F3
3/31/2022(d)	11.34	0.12	(0.80)	(0.68)	(0.12)	–		(0.12)
9/30/2021	11.12	0.27	0.22	0.49	(0.27)	–		(0.27)
9/30/2020	11.18	0.30	(0.06)	0.24	(0.30)	–		(0.30)
9/30/2019	10.60	0.32	0.58	0.90	(0.32)	–		(0.32)
9/30/2018	10.86	0.30	(0.26)	0.04	(0.30)	–		(0.30)
4/4/2017 to 9/30/2017(h)	10.66	0.13	0.21	0.34	(0.14)	–	(g)	(0.14)
Class I
3/31/2022(d)	11.33	0.12	(0.79)	(0.67)	(0.12)	–		(0.12)
9/30/2021	11.12	0.27	0.21	0.48	(0.27)	–		(0.27)
9/30/2020	11.17	0.29	(0.05)	0.24	(0.29)	–		(0.29)
9/30/2019	10.60	0.32	0.57	0.89	(0.32)	–		(0.32)
9/30/2018	10.85	0.30	(0.26)	0.04	(0.29)	–		(0.29)
9/30/2017	11.10	0.29	(0.26)	0.03	(0.28)	–	(g)	(0.28)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

184	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.54	(6.06	)(e)	0.70	(f)	0.70	(f)	0.70	(f)	1.95	(f)	$2,430,458	15	(e)
11.33	4.19		0.70		0.70		0.70		2.15		2,656,030	13
11.11	1.93		0.70		0.70		0.70		2.45		2,239,629	14
11.17	8.27		0.70		0.70		0.71		2.73		1,704,883	19
10.60	0.20		0.70		0.70		0.70		2.57		1,496,393	23
10.85	0.18		0.70		0.70		0.70		2.46		1,650,235	23

10.52	(6.46	)(e)	1.34	(f)	1.34	(f)	1.34	(f)	1.31	(f)	158,444	15	(e)
11.32	3.53		1.33		1.33		1.33		1.52		190,855	13
11.10	1.30		1.32		1.32		1.32		1.86		215,475	14
11.16	7.62		1.31		1.31		1.32		2.13		390,735	19
10.59	(0.42)		1.32		1.32		1.32		1.95		432,891	23
10.84	(0.45)		1.33		1.33		1.33		1.84		540,427	23

10.53	(6.10	)(e)	0.59	(f)	0.59	(f)	0.60	(f)	2.04	(f)	2,293,572	15	(e)
11.33	4.30		0.60		0.60		0.60		2.24		2,697,578	13
11.11	2.03		0.60		0.60		0.60		2.56		2,140,068	14
11.17	8.38		0.60		0.60		0.61		2.83		1,871,641	19
10.60	0.30		0.60		0.60		0.60		2.66		1,680,364	23
10.85	0.28		0.60		0.60		0.60		2.55		1,861,797	23

10.54	(6.03	)(e)	0.44	(f)	0.44	(f)	0.44	(f)	2.20	(f)	196,817	15	(e)
11.34	4.45		0.45		0.45		0.45		2.36		171,655	13
11.12	2.17		0.46		0.46		0.46		2.68		85,559	14
11.18	8.62		0.46		0.46		0.47		2.94		43,659	19
10.60	0.34		0.46		0.46		0.46		2.80		24,227	23
10.86	3.16	(e)	0.46	(f)	0.46	(f)	0.46	(f)	2.52	(f)	441	23

10.54	(5.97	)(e)	0.50	(f)	0.50	(f)	0.50	(f)	2.16	(f)	1,052,795	15	(e)
11.33	4.31		0.50		0.50		0.50		2.35		896,545	13
11.12	2.22		0.50		0.50		0.50		2.65		870,771	14
11.17	8.48		0.50		0.50		0.51		2.92		652,729	19
10.60	0.40		0.50		0.50		0.50		2.77		528,933	23
10.85	0.38		0.50		0.50		0.50		2.66		336,447	23

See Notes to Financial Statements.	185

Financial Highlights (unaudited)(continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2022(d)	$12.06	$0.14	$(0.99)	$(0.85)	$(0.14)	$11.07
9/30/2021	11.70	0.31	0.36	0.67	(0.31)	12.06
9/30/2020	11.80	0.34	(0.10)	0.24	(0.34)	11.70
9/30/2019	11.11	0.37	0.69	1.06	(0.37)	11.80
9/30/2018	11.36	0.37	(0.25)	0.12	(0.37)	11.11
9/30/2017	11.69	0.38	(0.34)	0.04	(0.37)	11.36
Class C
3/31/2022(d)	12.08	0.11	(0.99)	(0.88)	(0.11)	11.09
9/30/2021	11.71	0.23	0.37	0.60	(0.23)	12.08
9/30/2020	11.82	0.26	(0.11)	0.15	(0.26)	11.71
9/30/2019	11.13	0.30	0.69	0.99	(0.30)	11.82
9/30/2018	11.37	0.30	(0.24)	0.06	(0.30)	11.13
9/30/2017	11.70	0.31	(0.34)	(0.03)	(0.30)	11.37
Class F
3/31/2022(d)	12.05	0.15	(0.99)	(0.84)	(0.15)	11.06
9/30/2021	11.69	0.32	0.36	0.68	(0.32)	12.05
9/30/2020	11.79	0.35	(0.10)	0.25	(0.35)	11.69
9/30/2019	11.10	0.38	0.69	1.07	(0.38)	11.79
9/30/2018	11.35	0.38	(0.25)	0.13	(0.38)	11.10
9/30/2017	11.68	0.39	(0.34)	0.05	(0.38)	11.35
Class F3
3/31/2022(d)	12.06	0.16	(0.99)	(0.83)	(0.16)	11.07
9/30/2021	11.69	0.34	0.37	0.71	(0.34)	12.06
9/30/2020	11.80	0.36	(0.11)	0.25	(0.36)	11.69
9/30/2019	11.11	0.39	0.70	1.09	(0.40)	11.80
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
4/4/2017 to 9/30/2017(g)	11.11	0.19	0.24	0.43	(0.19)	11.35
Class I
3/31/2022(d)	12.06	0.16	(0.99)	(0.83)	(0.16)	11.07
9/30/2021	11.69	0.34	0.36	0.70	(0.33)	12.06
9/30/2020	11.80	0.36	(0.11)	0.25	(0.36)	11.69
9/30/2019	11.11	0.39	0.69	1.08	(0.39)	11.80
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
9/30/2017	11.68	0.39	(0.33)	0.06	(0.39)	11.35

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

186	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(7.08	)(e)	0.69	(f)	0.69	(f)	0.69	(f)	2.44	(f)	$2,682,942	16	(e)
5.77		0.70		0.70		0.70		2.58		2,925,529	18
2.06		0.71		0.71		0.71		2.90		2,504,023	24
9.70		0.77		0.75		0.77		3.25		2,011,535	11
1.03		0.77		0.74		0.77		3.28		1,484,381	32
0.43		0.76		0.74		0.76		3.34		1,496,723	31

(7.36	)(e)	1.33	(f)	1.33	(f)	1.33	(f)	1.80	(f)	113,319	16	(e)
5.16		1.35		1.35		1.35		1.94		135,544	18
1.32		1.35		1.35		1.35		2.27		138,705	24
9.01		1.39		1.37		1.39		2.63		165,263	11
0.49		1.39		1.36		1.39		2.66		131,631	32
(0.19)		1.39		1.37		1.39		2.72		164,380	31

(6.96	)(e)	0.59	(f)	0.59	(f)	0.59	(f)	2.54	(f)	745,915	16	(e)
5.88		0.60		0.60		0.60		2.68		984,235	18
2.15		0.61		0.61		0.61		2.99		871,094	24
9.80		0.67		0.65		0.67		3.32		594,320	11
1.12		0.67		0.64		0.67		3.37		299,777	32
0.53		0.66		0.64		0.66		3.43		333,595	31

(6.97	)(e)	0.45	(f)	0.45	(f)	0.45	(f)	2.68	(f)	311,298	16	(e)
6.10		0.45		0.45		0.45		2.78		288,718	18
2.19		0.48		0.48		0.48		3.10		140,730	24
9.95		0.53		0.50		0.53		3.42		59,942	11
1.34		0.53		0.50		0.53		3.50		21,499	32
3.80	(e)	0.52	(f)	0.50	(f)	0.52	(f)	3.50	(f)	16,732	31

(6.99	)(e)	0.49	(f)	0.49	(f)	0.49	(f)	2.66	(f)	317,072	16	(e)
6.07		0.50		0.50		0.50		2.78		209,640	18
2.17		0.51		0.51		0.51		3.09		155,620	24
9.91		0.57		0.55		0.57		3.40		111,141	11
1.31		0.57		0.54		0.57		3.48		46,873	32
0.63		0.56		0.54		0.56		3.49		23,240	31

See Notes to Financial Statements.	187

Financial Highlights (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2022(d)	$12.91	$0.19	$(1.13)	$(0.94)	$(0.19)	$11.78
9/30/2021	12.14	0.41	0.77	1.18	(0.41)	12.91
9/30/2020	12.60	0.45	(0.47)	(0.02)	(0.44)	12.14
9/30/2019	11.93	0.50	0.66	1.16	(0.49)	12.60
9/30/2018	11.84	0.48	0.08	0.56	(0.47)	11.93
9/30/2017	12.17	0.50	(0.34)	0.16	(0.49)	11.84
Class C
3/31/2022(d)	12.92	0.15	(1.14)	(0.99)	(0.15)	11.78
9/30/2021	12.14	0.33	0.78	1.11	(0.33)	12.92
9/30/2020	12.61	0.37	(0.48)	(0.11)	(0.36)	12.14
9/30/2019	11.93	0.42	0.67	1.09	(0.41)	12.61
9/30/2018	11.84	0.41	0.08	0.49	(0.40)	11.93
9/30/2017	12.17	0.43	(0.35)	0.08	(0.41)	11.84
Class F
3/31/2022(d)	12.92	0.20	(1.14)	(0.94)	(0.19)	11.79
9/30/2021	12.15	0.42	0.77	1.19	(0.42)	12.92
9/30/2020	12.61	0.46	(0.47)	(0.01)	(0.45)	12.15
9/30/2019	11.93	0.51	0.67	1.18	(0.50)	12.61
9/30/2018	11.85	0.49	0.07	0.56	(0.48)	11.93
9/30/2017	12.18	0.52	(0.35)	0.17	(0.50)	11.85
Class F3
3/31/2022(d)	12.89	0.21	(1.14)	(0.93)	(0.20)	11.76
9/30/2021	12.12	0.44	0.77	1.21	(0.44)	12.89
9/30/2020	12.58	0.47	(0.46)	0.01	(0.47)	12.12
9/30/2019	11.90	0.52	0.67	1.19	(0.51)	12.58
9/30/2018	11.82	0.51	0.06	0.57	(0.49)	11.90
4/4/2017 to 9/30/2017(g)	11.79	0.24	0.03	0.27	(0.24)	11.82
Class I
3/31/2022(d)	12.89	0.20	(1.13)	(0.93)	(0.20)	11.76
9/30/2021	12.12	0.44	0.76	1.20	(0.43)	12.89
9/30/2020	12.58	0.47	(0.47)	– (h)	(0.46)	12.12
9/30/2019	11.90	0.51	0.68	1.19	(0.51)	12.58
9/30/2018	11.82	0.50	0.07	0.57	(0.49)	11.90
9/30/2017	12.15	0.52	(0.35)	0.17	(0.50)	11.82

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.
(h)	Amount less than $0.01.

188	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(7.38	)(e)	0.75	(f)	0.75	(f)	0.75	(f)	3.02	(f)	$2,196,078	21	(e)
9.81		0.75		0.75		0.75		3.23		2,388,758	15
(0.09)		0.77		0.77		0.77		3.69		1,822,069	43
9.94		0.79		0.79		0.79		4.09		1,728,665	11
4.83		0.82		0.81		0.82		4.09		1,217,482	30
1.41		0.80		0.79		0.80		4.31		1,182,782	30

(7.75	)(e)	1.39	(f)	1.39	(f)	1.39	(f)	2.37	(f)	229,254	21	(e)
9.19		1.40		1.40		1.40		2.60		267,871	15
(0.81)		1.42		1.42		1.42		3.06		242,392	43
9.34		1.42		1.42		1.42		3.48		346,925	11
4.18		1.44		1.43		1.44		3.48		309,743	30
0.79		1.43		1.42		1.43		3.70		380,228	30

(7.33	)(e)	0.65	(f)	0.65	(f)	0.65	(f)	3.10	(f)	1,123,548	21	(e)
9.90		0.65		0.65		0.65		3.30		1,450,736	15
0.00		0.67		0.67		0.67		3.78		861,795	43
10.13		0.69		0.69		0.69		4.16		895,691	11
4.84		0.72		0.71		0.72		4.18		517,484	30
1.51		0.70		0.69		0.70		4.39		540,945	30

(7.28	)(e)	0.50	(f)	0.50	(f)	0.50	(f)	3.26	(f)	127,741	21	(e)
10.07		0.52		0.51		0.51		3.42		118,100	15
0.14		0.53		0.53		0.53		3.92		55,503	43
10.28		0.55		0.55		0.55		4.24		32,101	11
4.98		0.58		0.57		0.58		4.30		13,249	30
4.11	(e)	0.56	(f)	0.56	(f)	0.56	(f)	4.09	(f)	1,750	30

(7.30	)(e)	0.55	(f)	0.55	(f)	0.55	(f)	3.23	(f)	571,961	21	(e)
10.03		0.56		0.55		0.55		3.41		487,688	15
0.09		0.57		0.57		0.57		3.88		301,236	43
10.25		0.59		0.59		0.59		4.22		282,296	11
4.94		0.62		0.61		0.62		4.27		108,526	30
1.57		0.60		0.59		0.60		4.42		64,707	30

See Notes to Financial Statements.	189

Financial Highlights (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
3/31/2022(c)	$15.88	$0.14	$(1.00)	$(0.86)	$(0.14)	$–		$(0.14)
9/30/2021	15.20	0.33	0.69	1.02	(0.34)	–		(0.34)
9/30/2020	15.64	0.43	(0.45)	(0.02)	(0.42)	–		(0.42)
9/30/2019	15.10	0.46	0.52	0.98	(0.44)	–		(0.44)
9/30/2018	15.26	0.43	(0.18)	0.25	(0.41)	–	(f)	(0.41)
9/30/2017	15.52	0.43	(0.29)	0.14	(0.40)	–		(0.40)
Class C
3/31/2022(c)	15.88	0.09	(1.01)	(0.92)	(0.08)	–		(0.08)
9/30/2021	15.20	0.23	0.68	0.91	(0.23)	–		(0.23)
9/30/2020	15.65	0.33	(0.46)	(0.13)	(0.32)	–		(0.32)
9/30/2019	15.11	0.36	0.52	0.88	(0.34)	–		(0.34)
9/30/2018	15.26	0.33	(0.17)	0.16	(0.31)	–	(f)	(0.31)
9/30/2017	15.52	0.32	(0.29)	0.03	(0.29)	–		(0.29)
Class F
3/31/2022(c)	15.88	0.15	(1.00)	(0.85)	(0.15)	–		(0.15)
9/30/2021	15.20	0.34	0.69	1.03	(0.35)	–		(0.35)
9/30/2020	15.64	0.45	(0.46)	(0.01)	(0.43)	–		(0.43)
9/30/2019	15.10	0.47	0.53	1.00	(0.46)	–		(0.46)
9/30/2018	15.26	0.44	(0.18)	0.26	(0.42)	–	(f)	(0.42)
9/30/2017	15.51	0.45	(0.28)	0.17	(0.42)	–		(0.42)
Class F3
3/31/2022(c)	15.88	0.16	(1.00)	(0.84)	(0.16)	–		(0.16)
9/30/2021	15.20	0.37	0.69	1.06	(0.38)	–		(0.38)
9/30/2020	15.65	0.47	(0.46)	0.01	(0.46)	–		(0.46)
9/30/2019	15.11	0.50	0.52	1.02	(0.48)	–		(0.48)
9/30/2018	15.27	0.46	(0.18)	0.28	(0.44)	–	(f)	(0.44)
4/4/2017 to 9/30/2017(g)	14.99	0.23	0.27	0.50	(0.22)	–		(0.22)
Class I
3/31/2022(c)	15.88	0.16	(1.00)	(0.84)	(0.15)	–		(0.15)
9/30/2021	15.20	0.36	0.69	1.05	(0.37)	–		(0.37)
9/30/2020	15.65	0.46	(0.46)	–	(0.45)	–		(0.45)
9/30/2019	15.11	0.49	0.52	1.01	(0.47)	–		(0.47)
9/30/2018	15.26	0.46	(0.17)	0.29	(0.44)	–	(f)	(0.44)
9/30/2017	15.52	0.46	(0.29)	0.17	(0.43)	–		(0.43)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.

190	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.88	(5.46	)(d)	0.70	(e)	0.75	(e)	1.82	(e)	$406,755	33	(d)
15.88	6.74		0.69		0.75		2.09		409,286	14
15.20	(0.12)		0.62		0.78		2.83		176,351	61
15.64	6.59		0.55		0.78		2.99		176,214	29
15.10	1.59		0.55		0.78		2.83		121,804	29
15.26	1.06		0.55		0.81		2.86		90,165	17

14.88	(5.80	)(d)	1.40	(e)	1.45	(e)	1.11	(e)	26,764	33	(d)
15.88	6.03		1.36		1.43		1.43		26,412	14
15.20	(0.85)		1.28		1.45		2.18		12,758	61
15.65	5.90		1.21		1.44		2.34		12,303	29
15.11	0.98		1.22		1.45		2.17		8,851	29
15.26	0.32		1.29		1.56		2.14		8,782	17

14.88	(5.42	)(d)	0.60	(e)	0.65	(e)	1.89	(e)	334,540	33	(d)
15.88	6.84		0.59		0.65		2.17		495,439	14
15.20	(0.03)		0.52		0.68		2.92		171,092	61
15.64	6.70		0.45		0.68		3.08		156,308	29
15.10	1.69		0.45		0.68		2.93		109,580	29
15.26	1.16		0.45		0.71		2.96		87,848	17

14.88	(5.34	)(d)	0.43	(e)	0.48	(e)	2.09	(e)	34,464	33	(d)
15.88	7.02		0.43		0.49		2.31		31,122	14
15.20	0.07		0.36		0.52		3.10		8,538	61
15.65	6.86		0.30		0.53		3.24		6,546	29
15.11	1.91		0.29		0.53		3.06		3,812	29
15.27	3.33	(d)	0.29	(e)	0.56	(e)	3.02	(e)	221	17

14.89	(5.30	)(d)	0.50	(e)	0.55	(e)	2.06	(e)	369,808	33	(d)
15.88	6.95		0.50		0.55		2.28		244,728	14
15.20	0.01		0.42		0.59		3.03		93,013	61
15.65	6.80		0.35		0.59		3.18		65,005	29
15.11	1.86		0.35		0.58		3.03		30,068	29
15.26	1.26		0.35		0.61		3.06		23,707	17

See Notes to Financial Statements.	191

Financial Highlights (unaudited)(continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2022(d)	$11.61	$0.12	$(0.92)	$(0.80)	$(0.12)	$10.69
9/30/2021	11.40	0.26	0.21	0.47	(0.26)	11.61
9/30/2020	11.42	0.29	(0.03)	0.26	(0.28)	11.40
9/30/2019	10.76	0.33	0.66	0.99	(0.33)	11.42
9/30/2018	10.96	0.33	(0.20)	0.13	(0.33)	10.76
9/30/2017	11.32	0.34	(0.36)	(0.02)	(0.34)	10.96
Class C
3/31/2022(d)	11.62	0.09	(0.92)	(0.83)	(0.09)	10.70
9/30/2021	11.41	0.19	0.21	0.40	(0.19)	11.62
9/30/2020	11.42	0.21	(0.01)	0.20	(0.21)	11.41
9/30/2019	10.76	0.26	0.66	0.92	(0.26)	11.42
9/30/2018	10.96	0.27	(0.21)	0.06	(0.26)	10.76
9/30/2017	11.33	0.27	(0.37)	(0.10)	(0.27)	10.96
Class F
3/31/2022(d)	11.61	0.13	(0.92)	(0.79)	(0.13)	10.69
9/30/2021	11.40	0.28	0.20	0.48	(0.27)	11.61
9/30/2020	11.42	0.30	(0.02)	0.28	(0.30)	11.40
9/30/2019	10.75	0.34	0.67	1.01	(0.34)	11.42
9/30/2018	10.96	0.34	(0.21)	0.13	(0.34)	10.75
9/30/2017	11.32	0.35	(0.36)	(0.01)	(0.35)	10.96
Class F3
3/31/2022(d)	11.61	0.14	(0.92)	(0.78)	(0.14)	10.69
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
4/4/2017 to 9/30/2017(g)	10.77	0.18	0.17	0.35	(0.17)	10.95

Class I
3/31/2022(d)	11.61	0.14	(0.93)	(0.79)	(0.13)	10.69
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
9/30/2017	11.32	0.36	(0.37)	(0.01)	(0.36)	10.95

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

192	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (including interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excluding interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(6.93	)(e)	0.76	(f)	0.76	(f)	0.76	(f)	2.17	(f)	$335,359	16	(e)
4.16		0.77		0.77		0.77		2.27		381,200	14
2.36		0.78		0.78		0.78		2.53		342,426	18
9.34		0.79		0.79		0.79		3.00		289,148	15
1.20		0.79		0.79		0.79		3.07		197,080	28
(0.12)		0.79		0.78		0.79		3.15		204,019	27

(7.22	)(e)	1.40	(f)	1.40	(f)	1.40	(f)	1.54	(f)	27,633	16	(e)
3.49		1.41		1.41		1.41		1.63		33,274	14
1.78		1.44		1.44		1.44		1.88		37,078	18
8.68		1.40		1.40		1.40		2.39		42,957	15
0.58		1.41		1.41		1.41		2.45		33,793	28
(0.85)		1.43		1.43		1.43		2.51		45,450	27

(6.88	)(e)	0.66	(f)	0.66	(f)	0.66	(f)	2.26	(f)	83,471	16	(e)
4.26		0.67		0.67		0.67		2.36		130,104	14
2.46		0.68		0.68		0.68		2.61		112,378	18
9.55		0.69		0.69		0.69		3.08		73,687	15
1.21		0.69		0.69		0.69		3.17		49,601	28
(0.02)		0.69		0.68		0.69		3.23		53,111	27

(6.82	)(e)	0.54	(f)	0.54	(f)	0.54	(f)	2.39	(f)	22,482	16	(e)
4.39		0.54		0.54		0.54		2.48		20,625	14
2.67		0.56		0.56		0.56		2.73		13,170	18
9.59		0.56		0.56		0.56		3.19		8,373	15
1.42		0.56		0.56		0.56		3.28		3,949	28
3.30	(e)	0.56	(f)	0.52	(f)	0.56	(f)	3.39	(f)	2,243	27

(6.83	)(e)	0.57	(f)	0.57	(f)	0.57	(f)	2.38	(f)	50,433	16	(e)
4.37		0.57		0.57		0.57		2.46		39,117	14
2.65		0.58		0.58		0.58		2.73		30,880	18
9.56		0.58		0.58		0.58		3.18		29,782	15
1.40		0.59		0.59		0.59		3.27		14,836	28
(0.01)		0.59		0.58		0.59		3.34		5,121	27

See Notes to Financial Statements.	193

Financial Highlights (unaudited)(continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2022(d)	$5.35	$0.06	$(0.38)	$(0.32)	$(0.06)	$4.97
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91
9/30/2017	5.11	0.14	(0.15)	(0.01)	(0.14)	4.96
Class F
3/31/2022(d)	5.35	0.06	(0.38)	(0.32)	(0.06)	4.97
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91
9/30/2017	5.11	0.15	(0.15)	–	(0.15)	4.96
Class F3
3/31/2022(d)	5.35	0.06	(0.37)	(0.31)	(0.06)	4.98
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92
4/4/2017 to 9/30/2017(g)	4.87	0.07	0.10	0.17	(0.07)	4.97
Class I
3/31/2022(d)	5.35	0.06	(0.38)	(0.32)	(0.06)	4.97
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92
9/30/2017	5.11	0.15	(0.14)	0.01	(0.15)	4.97

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

194	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(6.07	)(e)	0.82	(f)	0.83	(f)	2.21	(f)	$93,146	6	(e)
5.58		0.82		0.84		2.21		99,356	13
1.92		0.82		0.85		2.48		101,085	15
9.00		0.82		0.86		2.69		99,027	4
1.75		0.82		0.88		2.77		79,108	20
(0.08)		0.82		0.86		2.93		89,916	24

(6.02	)(e)	0.72	(f)	0.73	(f)	2.30	(f)	21,242	6	(e)
5.68		0.72		0.74		2.30		28,097	13
2.02		0.72		0.75		2.58		23,903	15
9.10		0.72		0.76		2.77		20,893	4
1.85		0.72		0.78		2.86		15,243	20
0.02		0.72		0.75		3.01		10,605	24

(5.77	)(e)	0.58	(f)	0.59	(f)	2.43	(f)	1,397	6	(e)
5.82		0.59		0.60		2.40		1,148	13
1.96		0.59		0.62		2.71		618	15
9.22		0.58		0.63		2.79		531	4
1.99		0.58		0.64		2.99		139	20
3.55	(e)	0.58	(f)	0.64	(f)	3.01	(f)	10	24

(5.98	)(e)	0.62	(f)	0.63	(f)	2.41	(f)	7,907	6	(e)
5.79		0.62		0.64		2.38		6,905	13
1.93		0.62		0.65		2.68		3,746	15
9.20		0.62		0.66		2.86		2,593	4
1.95		0.62		0.68		2.97		1,209	20
0.30		0.62		0.65		3.10		334	24

See Notes to Financial Statements.	195

Financial Highlights (unaudited)(continued)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
3/31/2022(d)	$12.06	$0.13	$(0.92)	$(0.79)	$(0.13)	$–		$(0.13)
9/30/2021	11.64	0.27	0.41	0.68	(0.26)	–		(0.26)
9/30/2020	11.77	0.27	(0.13)	0.14	(0.27)	–		(0.27)
9/30/2019	11.08	0.29	0.69	0.98	(0.29)	–	(g)	(0.29)
9/30/2018	11.32	0.28	(0.24)	0.04	(0.28)	–		(0.28)
9/30/2017	11.65	0.29	(0.33)	(0.04)	(0.29)	–		(0.29)
Class C
3/31/2022(d)	12.04	0.09	(0.92)	(0.83)	(0.09)	–		(0.09)
9/30/2021	11.63	0.19	0.41	0.60	(0.19)	–		(0.19)
9/30/2020	11.75	0.20	(0.13)	0.07	(0.19)	–		(0.19)
9/30/2019	11.06	0.22	0.69	0.91	(0.22)	–	(g)	(0.22)
9/30/2018	11.31	0.21	(0.25)	(0.04)	(0.21)	–		(0.21)
9/30/2017	11.63	0.22	(0.32)	(0.10)	(0.22)	–		(0.22)
Class F
3/31/2022(d)	12.07	0.13	(0.92)	(0.79)	(0.13)	–		(0.13)
9/30/2021	11.66	0.28	0.41	0.69	(0.28)	–		(0.28)
9/30/2020	11.78	0.28	(0.12)	0.16	(0.28)	–		(0.28)
9/30/2019	11.09	0.30	0.69	0.99	(0.30)	–	(g)	(0.30)
9/30/2018	11.33	0.29	(0.24)	0.05	(0.29)	–		(0.29)
9/30/2017	11.66	0.30	(0.33)	(0.03)	(0.30)	–		(0.30)
Class F3
3/31/2022(d)	12.07	0.14	(0.93)	(0.79)	(0.14)	–		(0.14)
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	–		(0.29)
9/30/2020	11.78	0.30	(0.13)	0.17	(0.30)	–		(0.30)
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(g)	(0.31)
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	–		(0.30)
4/4/2017 to 9/30/2017(h)	11.18	0.15	0.15	0.30	(0.15)	–		(0.15)
Class I
3/31/2022(d)	12.07	0.14	(0.92)	(0.78)	(0.14)	–		(0.14)
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	–		(0.29)
9/30/2020	11.78	0.29	(0.13)	0.16	(0.29)	–		(0.29)
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(g)	(0.31)
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	–		(0.30)
9/30/2017	11.66	0.31	(0.33)	(0.02)	(0.31)	–		(0.31)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

196	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.14	(6.62	)(e)	0.77	(f)	0.77	(f)	2.18	(f)	$349,574	9	(e)
12.06	5.90		0.77		0.77		2.20		390,194	13
11.64	1.21		0.78		0.78		2.33		357,909	22
11.77	8.98		0.79		0.79		2.52		332,822	7
11.08	0.36		0.79		0.79		2.51		249,147	19
11.32	(0.31)		0.78		0.78		2.57		269,490	19

11.12	(6.93	)(e)	1.41	(f)	1.41	(f)	1.54	(f)	27,983	9	(e)
12.04	5.13		1.42		1.42		1.56		32,845	13
11.63	0.64		1.44		1.44		1.68		34,749	22
11.75	8.33		1.40		1.40		1.92		45,213	7
11.06	(0.36)		1.41		1.41		1.89		39,551	19
11.31	(0.95)		1.42		1.42		1.95		53,453	19

11.15	(6.57	)(e)	0.67	(f)	0.67	(f)	2.26	(f)	54,521	9	(e)
12.07	6.00		0.67		0.67		2.30		71,401	13
11.66	1.31		0.68		0.68		2.43		63,388	22
11.78	9.08		0.69		0.69		2.62		55,301	7
11.09	0.46		0.69		0.69		2.60		44,093	19
11.33	(0.21)		0.68		0.68		2.67		44,826	19

11.14	(6.59	)(e)	0.54	(f)	0.54	(f)	2.41	(f)	2,358	9	(e)
12.07	6.14		0.54		0.54		2.41		2,071	13
11.65	1.44		0.56		0.56		2.56		1,366	22
11.78	9.32		0.56		0.56		2.74		1,234	7
11.08	0.49		0.55		0.55		2.73		896	19
11.33	2.67	(e)	0.56	(f)	0.56	(f)	2.70	(f)	10	19

11.15	(6.52	)(e)	0.57	(f)	0.57	(f)	2.39	(f)	53,558	9	(e)
12.07	6.11		0.57		0.57		2.38		43,385	13
11.65	1.41		0.59		0.59		2.51		29,600	22
11.78	9.29		0.59		0.59		2.72		12,674	7
11.08	0.47		0.59		0.59		2.71		8,534	19
11.33	(0.11)		0.58		0.58		2.75		2,095	19

See Notes to Financial Statements.	197

Financial Highlights (unaudited)(concluded)

SUSTAINABLE MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
1/5/2022 to 3/31/2022(e)(f)	$10.00	$0.02		$(0.53)	$(0.51)	$(0.02)	$9.47
Class C
1/5/2022 to 3/31/2022(e)(f)	10.00	–	(g)	(0.53)	(0.53)	– (g)	9.47
Class F
1/5/2022 to 3/31/2022(e)(f)	10.00	0.02		(0.53)	(0.51)	(0.02)	9.47
Class F3
1/5/2022 to 3/31/2022(e)(f)	10.00	0.03		(0.53)	(0.50)	(0.03)	9.47
Class I
1/5/2022 to 3/31/2022(e)(f)	10.00	0.03		(0.53)	(0.50)	(0.03)	9.47

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commenced on January 5, 2022.
(g)	Amount less than $0.01.

198	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b)(c) (%)	Total expenses after waivers and/or reim- bursements(d) (%)	Total expenses(d) (%)	Net investment income(d) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

(5.09)	0.63	1.65	0.93	$2,872	33	(c)

(5.27)	1.43	2.45	0.12	71	33	(c)

(5.07)	0.53	1.54	1.04	71	33	(c)

(5.03)	0.39	1.41	1.17	95	33	(c)

(5.04)	0.43	1.45	1.13	1,658	33	(c)

See Notes to Financial Statements.	199

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund (“High Income”, formerly “High Yield”)	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”, formerly “Short Duration High Yield”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I
Lord Abbett Sustainable Municipal Bond Fund (“Sustainable”)	A,C,F,F3 and I

Short Duration, Intermediate, National, High Income, Short Duration High Income, California and Sustainable are diversified as defined in the Act. New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the eighteen-month anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

On September 28, 2021, the Board of Directors (the “Board”) approved a change in the name of Lord Abbett High Yield Municipal Bond Fund to Lord Abbett High Income Municipal Bond Fund and Lord Abbett Short Duration High Yield Municipal Bond Fund to Lord Abbett Short Duration High Income Municipal Bond Fund, each effective November 1, 2021. Sustainable commenced operations on January 5, 2022.

Notes to Financial Statements (continued)

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Board, Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal tax and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open for the fiscal years ended September 30, 2019 through September 30, 2021. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending on the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 bear their class-specific share of shareholder servicing expenses. Class A, C and F shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after customary settlement period for that security.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at

Notes to Financial Statements (continued)

par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

For the six months ended March 31, 2022, the Funds did not have any open TOBs.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. The carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Notes to Financial Statements (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for Short Duration is based on the Fund’s average daily assets at the following annual rates:

First $2 billion	.34%
Next $3 billion	.32%
Over $5 billion	.29%

The management fee for Intermediate is based on the Fund’s average daily assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rates:

First $ billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for High Income is based on the Fund’s average daily assets at the following annual rates:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

The management fee for Short Duration High Income is based on the Fund’s average daily assets at the following annual rates:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

The management fee for Sustainable is based on the Fund’s average daily assets at the following annual rates:

First $1 billion	.32%
Over $1 billion	.29%

Notes to Financial Statements (continued)

For the six months ended March 31, 2022, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Short Duration	.34%
Intermediate	.38%
National	.38%
High Income	.43%
Short Duration High Income	.35%
California	.45%
New Jersey	.44%
New York	.45%
Sustainable	.00%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived the following fund administration fees during the six months ended March 31, 2022:

Fund	Fund Administration Fee
Short Duration	$10,475
Intermediate	29,099
National	22,579
High Income	17,892
Short Duration High Income	7,693
California	4,668
New Jersey	1,161
New York	4,016
Sustainable	719

For the six months ended March 31, 2022 and continuing through January 31, 2023 for all Fund’s except for Sustainable, and for the period December 31, 2021 through January 31, 2023 for Sustainable, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to the following annual rates:

	Effective February 1, 2022		Prior to February 1, 2022
	Classes		Classes
Fund	A,C,F and I	F3	A,C,F and I	F3
Short Duration	.45%	.41%	.45%	.42%
Short Duration High Income	.50%	.44%	.50%	.43%
New Jersey	.62%	.58%	.62%	.59%
Sustainable	.49%	.39%	.49%	.39%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C and F shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class C(1)	Class F(2)
Service	.15%	.25%	–
Distribution	.05%	.75%	.10%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25 service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus

Class F3 and I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2022:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$20,987	$134,486
Intermediate	74,698	488,539
National	123,929	769,575
High Income	86,502	553,039
Short Duration High Income	8,793	51,723
California	4,860	30,374
New Jersey	2,644	13,889
New York	5,158	35,920
Sustainable	–	–

Distributor received the following amount of CDSCs for the six months ended March 31, 2022:

	Class A	Class C
Short Duration	71,041	1,621
Intermediate	162,389	14,406
National	123,039	7,148
High Income	160,661	25,846
Short Duration High Income	14,037	162
California	9,703	639
New Jersey	–	–
New York	20,417	3,498
Sustainable	–	–

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment

Notes to Financial Statements (continued)

income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended March 31, 2022 and fiscal year ended September 30, 2021 was as follows:

	Short Duration Tax Free Fund		Intermediate Tax Free Fund
	Six months Ended 3/31/2022 (unaudited)	Year Ended 9/30/2021	Six months Ended 3/31/2022 (unaudited)	Year Ended 9/30/2021
Distributions paid from:
Tax-exempt income	$9,994,355	$21,608,365	$65,584,099	$132,423,213
Ordinary income	-	–	–	905,129
Total distributions paid	$9,994,355	$21,608,365	$65,584,099	$133,328,342

	National Tax Free Fund			High Income Municipal Bond Fund
	Six months Ended 3/31/2022 (unaudited)	Year Ended 9/30/2021	Six months Ended 3/31/2022 (unaudited)	Year Ended 9/30/2021
Distributions paid from:
Tax-exempt income	$55,430,793	$108,855,800	$70,593,642	$127,275,750
Ordinary income	–	–	–	1,743,158
Total distributions paid	$55,430,793	$108,855,800	$70,593,642	$129,018,908

	Short Duration High Income Municipal Bond Fund			California Tax Free Fund
	Six months Ended 3/31/2022 (unaudited)	Year Ended 9/30/2021	Six months Ended 3/31/2022 (unaudited)	Year Ended 9/30/2021
Distributions paid from:
Tax-exempt income	$11,462,269	$17,393,028	$6,290,292	$12,664,981
Ordinary income	-	173,960	-	274,386
Total distributions paid	$11,462,269	$17,566,988	$6,290,292	$12,939,367

	New Jersey Tax Free Fund		New York Tax Free Fund
	Six months Ended 3/31/2022 (unaudited)	Year Ended 9/30/2021	Six months Ended 3/31/2022 (unaudited)	Year Ended 9/30/2021
Distributions paid from:
Tax-exempt income	$1,490,550	$2,964,092	$5,700,367	$11,338,156
Ordinary income	–	–	–	–
Total distributions paid	$1,490,550	$2,964,092	$5,700,367	$11,338,156

	Sustainable Municipal Bond Fund
		Period Ended 3/31/2022 (unaudited)
Distributions paid from:
Tax-exempt income		$11,336
Ordinary income		–
Total distributions paid		$11,336

Notes to Financial Statements (continued)

As of March 31, 2022, the following funds had capital losses, which will carry forward indefinitely:

Indefinite
Short Duration	$28,316,971
Intermediate	72,911,106
National	53,120,579
High Income	162,882,318
Short Duration High Income	21,395,125
California	2,061,843
New Jersey	18,798
New York	4,397,879

As of March 31, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Short Duration	$2,176,053,396	$7,928,872	$(46,479,408)	$(38,550,536)
Intermediate	6,132,975,042	90,020,306	(180,172,811)	(90,152,505)
National	4,185,078,450	91,687,056	(134,806,369)	(43,119,313)
High Income Muni	4,334,089,286	106,884,073	(212,197,385)	(105,313,312)
Short Duration High Income Muni	1,182,281,923	11,582,820	(45,298,922)	(33,716,102)
California	521,386,103	8,664,139	(16,220,884)	(7,556,745)
New Jersey	123,462,756	2,822,832	(4,264,783)	(1,441,951)
New York	488,522,523	8,063,473	(13,924,548)	(5,861,075)
Sustainable	4,577,428	–	(207,873)	(207,873)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, other financial instruments, and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2022, were as follows:

	Purchases	Sales
Short Duration	$248,949,121	$379,268,825
Intermediate	968,863,818	952,499,350
National	745,128,400	720,846,494
High Income	957,712,041	986,421,344
Short Duration High Income	484,042,025	402,023,343
California	94,370,038	127,861,258
New Jersey	7,804,325	9,623,622
New York	47,208,514	55,849,428
Sustainable	6,170,757	1,518,804

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2022.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration, Intermediate, New Jersey and New York entered U.S. Treasury futures contracts during the six months ended March 31, 2022 (as described in Note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the

Notes to Financial Statements (continued)

futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2022, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain (loss) on futures contracts and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and during the six months ended March 31, 2022:

	Net Unrealized Appreciation (Depreciation) as of March 31, 2022	Net Realized Gain (Loss	)	Net Change in Unrealized Appreciation (Depreciation )	Average Number of Contracts
National	$–	$531,122		$(437,010)	96
High Income	–	1,875,921		(860,218)	177
Short Duration High Income	2,481,309	3,030,636		1,783,394	586
California	–	67,938		(56,282)	12

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between a Fund and the applicable counterparty. As of March 31, 2022, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended August 4, 2021, the Funds and certain other Funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Funds net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended March 31, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Funds net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended March 31, 2022, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended March 31, 2022, the following Funds participated as lenders in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income
National	$21,770,964	0.55%	$975
High Income	$21,401,696	0.55%	$639

Notes to Financial Statements (continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in securities lending net income on the Statements of Operations.

The initial collateral received by the funds are required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

For the six months ended March 31, 2022, the Funds did not loan any securities.

14.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Income typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, defaulted bonds risk (High Income and Short Duration High Income only), derivatives risk, distressed debt risk (High Income and Short Duration High Income only), extension risk, fixed income securities risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, market disruption and geopolitical risk state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, and Short Duration High Income). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

Notes to Financial Statements (continued)

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Income, Short Duration High Income and Sustainable, and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

New Jersey and New York are non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, National, High Income, and Short Duration High Income), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Because Sustainable considers sustainability factors when evaluating an investment, the Fund may underperform funds that do not take sustainability-related factors into account. There is no guarantee that Lord Abbett will successfully implement and make investments in issuers that create a positive environmental, social or governance impact while achieving the desired financial returns. In evaluating an issuer, Lord Abbett may be dependent upon data or information that may be incomplete, inaccurate or unavailable. Sustainable is a newly organized fund and there can be no assurance that it will reach or maintain a sufficient asset size to effectively implement its investment strategy.

Each Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

High Income, Short Duration High Income and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Notes to Financial Statements (continued)

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors, and others, can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Six Months Ended March 31, 2022 (unaudited	)	Year Ended September 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,778,062	$184,561,068	24,936,226	$396,321,652
Converted from Class C*	129,942	2,039,508	393,155	6,243,397
Reinvestment of distributions	203,531	3,177,729	452,550	7,187,577
Shares reacquired	(16,947,386)	(265,455,750)	(15,083,163)	(239,732,251)
Increase (decrease)	(4,835,851)	$(75,677,445)	10,698,768	$170,020,375

Class C Shares
Shares sold	202,904	$3,180,561	543,919	$8,630,562
Reinvestment of distributions	1,181	18,371	5,721	90,784
Shares reacquired	(335,277)	(5,245,755)	(689,639)	(10,957,387)
Converted to Class A*	(129,942)	(2,039,508)	(393,113)	(6,243,397)
Decrease	(261,134)	$(4,086,331)	(533,112)	$(8,479,438)

Class F Shares
Shares sold	11,572,069	$181,703,567	33,885,440	$538,863,636
Reinvestment of distributions	112,528	1,761,388	244,425	3,882,830
Shares reacquired	(24,846,787)	(388,523,853)	(24,827,086)	(394,430,924)
Increase (decrease)	(13,162,190)	$(205,058,898)	9,302,779	$148,315,542

Notes to Financial Statements (continued)

Short Duration	Six Months Ended March 31, 2022 (unaudited	)	Year Ended September 30, 2021
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	6,983,335	$108,986,701	9,536,653	$151,699,177
Reinvestment of distributions	42,499	663,231	67,901	1,078,915
Shares reacquired	(5,260,305)	(82,400,415)	(4,284,349)	(68,104,919)
Increase	1,765,529	$27,249,517	5,320,205	$84,673,173

Class I Shares
Shares sold	15,015,155	$234,360,110	8,742,874	$139,005,736
Reinvestment of distributions	77,040	1,199,909	137,768	2,188,757
Shares reacquired	(6,035,634)	(94,554,224)	(7,089,780)	(112,752,367)
Increase	9,056,561	$141,005,795	1,790,862	$28,442,126

Intermediate	Six Months Ended March 31, 2022 (unaudited	)	Year Ended September 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	24,092,036	$269,263,391	60,779,236	$690,600,824
Converted from Class C*	842,016	9,351,081	2,328,418	26,340,870
Reinvestment of distributions	1,962,757	21,712,426	3,942,307	44,740,744
Shares reacquired	(30,580,356)	(337,848,354)	(34,176,959)	(387,796,511)
Increase (decrease)	(3,683,547)	$(37,521,456)	32,873,002	$373,885,927

Class C Shares
Shares sold	684,457	$7,634,592	3,987,237	$45,191,537
Reinvestment of distributions	83,487	922,632	212,881	2,410,652
Shares reacquired	(1,729,712)	(19,174,234)	(4,416,705)	(50,058,332)
Converted to Class A*	(842,910)	(9,351,081)	(2,331,418)	(26,340,870)
Decrease	(1,804,678)	$(19,968,091)	(2,548,005)	$(28,797,013)

Class F Shares
Shares sold	42,183,351	$468,717,327	87,173,952	$990,776,155
Reinvestment of distributions	1,433,041	15,872,925	2,981,908	33,826,459
Shares reacquired	(63,961,057)	(705,274,718)	(44,644,670)	(506,436,702)
Increase (decrease)	(20,344,665)	$(220,684,466)	45,511,190	$518,165,912

Class F3 Shares
Shares sold	6,484,097	$71,997,448	9,069,642	$103,305,640
Reinvestment of distributions	181,275	2,003,726	245,552	2,790,387
Shares reacquired	(3,133,343)	(34,548,310)	(1,869,606)	(21,221,871)
Increase	3,532,029	$39,452,864	7,445,588	$84,874,156

Class I Shares
Shares sold	38,073,459	$420,550,224	26,470,064	$301,072,527
Reinvestment of distributions	835,902	9,224,458	1,622,943	18,411,400
Shares reacquired	(18,090,727)	(200,640,893)	(27,321,608)	(308,869,918)
Increase	20,818,634	$229,133,789	771,399	$10,614,009

Notes to Financial Statements (continued)

National	Six Months Ended March 31, 2022 (unaudited	)	Year Ended September 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	20,745,355	$246,351,373	55,083,394	$665,347,445
Converted from Class C*	422,331	4,983,373	824,417	9,899,842
Reinvestment of distributions	2,765,205	32,500,835	5,352,614	64,509,482
Shares reacquired	(24,173,458)	(282,921,061)	(32,854,240)	(395,732,546)
Increase (decrease)	(240,567)	$914,520	28,406,185	$344,024,223

Class C Shares
Shares sold	615,142	$7,319,607	2,539,815	$30,688,120
Reinvestment of distributions	86,778	1,021,720	193,926	2,337,452
Shares reacquired	(1,282,178)	(15,070,092)	(2,533,535)	(30,541,340)
Converted to Class A*	(421,954)	(4,983,373)	(823,563)	(9,899,842)
Decrease	(1,002,212)	$(11,712,138)	(623,357)	$(7,415,610)

Class F Shares
Shares sold	13,022,931	$154,267,134	29,749,984	$358,116,624
Reinvestment of distributions	790,001	9,301,676	1,575,075	18,967,282
Shares reacquired	(28,051,720)	(328,130,678)	(24,213,568)	(290,297,356)
Increase (decrease)	(14,238,788)	$(164,561,868)	7,111,491	$86,786,550

Class F3 Shares
Shares sold	8,656,970	$102,360,942	13,889,524	$167,990,257
Reinvestment of distributions	358,118	4,203,683	471,502	5,689,701
Shares reacquired	(4,836,066)	(56,332,055)	(2,455,465)	(29,556,448)
Increase	4,179,022	$50,232,570	11,905,561	$144,123,510

Class I Shares
Shares sold	15,739,520	$182,685,496	7,455,057	$89,737,237
Reinvestment of distributions	259,693	3,032,672	422,322	5,088,752
Shares reacquired	(4,741,092)	(55,141,551)	(3,803,447)	(45,735,153)
Increase	11,258,121	$130,576,617	4,073,932	$49,090,836

High Income	Six Months Ended March 31, 2022 (unaudited	)	Year Ended September 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	26,191,622	$333,434,357	58,498,493	$749,411,983
Converted from Class C*	676,749	8,506,347	1,219,491	15,426,346
Reinvestment of distributions	2,543,294	31,932,184	4,789,020	61,145,784
Shares reacquired	(27,949,412)	(349,059,709)	(29,610,755)	(378,036,115)
Increase	1,462,253	$24,813,179	34,896,249	$447,947,998

Class C Shares
Shares sold	1,476,130	$18,866,880	5,501,509	$70,600,626
Reinvestment of distributions	217,453	2,732,111	466,639	5,951,615
Shares reacquired	(2,296,879)	(28,897,873)	(3,971,931)	(50,612,884)
Converted to Class A*	(676,534)	(8,506,347)	(1,219,015)	(15,426,346)
Increase (decrease)	(1,279,830)	$(15,805,229)	777,202	$10,513,011

Notes to Financial Statements (continued)

High Income	Six Months Ended March 31, 2022 (unaudited	)	Year Ended September 30, 2021
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	27,023,745	$345,408,307	66,062,171	$846,869,019
Reinvestment of distributions	1,305,655	16,440,918	2,278,055	29,172,269
Shares reacquired	(45,264,594)	(569,867,289)	(27,016,770)	(346,290,731)
Increase (decrease)	(16,935,194)	$(208,018,064)	41,323,456	$529,750,557

Class F3 Shares
Shares sold	3,407,756	$43,076,018	5,473,977	$70,251,463
Reinvestment of distributions	166,770	2,086,557	216,648	2,769,201
Shares reacquired	(1,871,493)	(23,136,450)	(1,108,436)	(14,088,025)
Increase	1,703,033	$22,026,125	4,582,189	$58,932,639

Class I Shares
Shares sold	24,354,007	$304,961,199	20,227,026	$258,490,042
Reinvestment of distributions	680,094	8,487,998	1,047,926	13,377,846
Shares reacquired	(14,226,767)	(173,982,831)	(8,299,148)	(106,046,124)
Increase	10,807,334	$139,466,366	12,975,804	$165,821,764

Short Duration High Income	Six Months Ended March 31, 2022 (unaudited	)	Year Ended September 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,562,925	$103,141,196	18,422,428	$290,542,287
Converted from Class C*	15,778	245,875	12,374	196,133
Reinvestment of distributions	235,762	3,660,598	378,399	5,968,717
Shares reacquired	(5,253,237)	(81,823,700)	(4,643,894)	(73,041,143)
Increase	1,561,228	$25,223,969	14,169,307	$223,665,994

Class C Shares
Shares sold	388,728	$6,151,594	1,063,889	$16,792,924
Reinvestment of distributions	9,713	150,649	16,943	266,755
Shares reacquired	(247,291)	(3,822,063)	(244,768)	(3,841,225)
Converted to Class A*	(15,776)	(245,875)	(12,374)	(196,133)
Increase	135,374	$2,234,305	823,690	$13,022,321

Class F Shares
Shares sold	12,700,308	$199,553,578	29,353,173	$462,469,733
Reinvestment of distributions	277,242	4,319,016	459,018	7,244,408
Shares reacquired	(21,696,487)	(336,855,903)	(9,869,844)	(156,025,802)
Increase (decrease)	(8,718,937)	$(132,983,309)	19,942,347	$313,688,339

Class F3 Shares
Shares sold	721,140	$11,172,830	1,540,117	$24,317,144
Reinvestment of distributions	21,242	329,737	27,054	427,618
Shares reacquired	(386,216)	(5,992,409)	(169,474)	(2,660,961)
Increase	356,166	$5,510,158	1,397,697	$22,083,801

Notes to Financial Statements (continued)

Short Duration High Income	Six Months Ended March 31, 2022 (unaudited	)	Year Ended September 30, 2021
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	15,672,926	$243,103,030	10,660,807	$168,302,075
Reinvestment of distributions	180,803	2,793,021	222,022	3,503,151
Shares reacquired	(6,416,826)	(98,205,098)	(1,594,535)	(25,161,160)
Increase	9,436,903	$147,690,953	9,288,294	$146,644,066

California	Six Months Ended March 31, 2022 (unaudited	)	Year Ended September 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,462,573	$39,498,725	7,977,591	$92,837,242
Converted from Class C*	113,135	1,309,716	216,382	2,523,019
Reinvestment of distributions	312,388	3,543,245	643,967	7,497,462
Shares reacquired	(5,350,440)	(61,012,964)	(6,043,201)	(70,282,805)
Increase (decrease)	(1,462,344)	$(16,661,278)	2,794,739	$32,574,918

Class C Shares
Shares sold	189,398	$2,169,591	592,388	$6,920,254
Reinvestment of distributions	18,766	212,884	43,056	501,097
Shares reacquired	(375,982)	(4,266,193)	(805,367)	(9,375,307)
Converted to Class A*	(113,123)	(1,309,716)	(216,356)	(2,523,019)
Decrease	(280,941)	$(3,193,434)	(386,279)	$(4,476,975)

Class F Shares
Shares sold	1,736,111	$20,027,986	5,320,245	$62,112,967
Reinvestment of distributions	81,025	922,465	174,205	2,028,426
Shares reacquired	(5,213,629)	(58,545,765)	(4,146,768)	(48,213,918)
Increase (decrease)	(3,396,493)	$(37,595,314)	1,347,682	$15,927,475

Class F3 Shares
Shares sold	768,742	$8,735,926	747,976	$8,754,760
Reinvestment of distributions	23,529	266,419	33,680	392,231
Shares reacquired	(465,733)	(5,258,790)	(160,513)	(1,863,187)
Increase	326,538	$3,743,555	621,143	$7,283,804

Class I Shares
Shares sold	2,393,476	$27,104,678	1,167,930	$13,601,412
Reinvestment of distributions	43,857	494,723	72,839	847,551
Shares reacquired	(1,088,191)	(12,290,174)	(580,098)	(6,743,440)
Increase	1,349,142	$15,309,227	660,671	$7,705,523

Notes to Financial Statements (continued)

New Jersey	Six Months Ended March 31, 2022 (unaudited	)	Year Ended September 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	889,068	$4,701,930	2,482,862	$13,204,791
Reinvestment of distributions	172,335	900,205	345,191	1,837,040
Shares reacquired	(906,567)	(4,734,775)	(3,765,649)	(19,979,057)
Increase (decrease)	154,836	$867,360	(937,596)	$(4,937,226)

Class F Shares
Shares sold	754,590	$3,973,724	1,496,816	$7,983,605
Reinvestment of distributions	44,665	233,818	92,176	490,872
Shares reacquired	(1,782,088)	(9,338,521)	(949,665)	(5,040,884)
Increase (decrease)	(982,833)	$(5,130,979)	639,327	$3,433,593

Class F3 Shares
Shares sold	86,928	$461,492	105,663	$563,023
Reinvestment of distributions	3,192	16,670	3,920	20,914
Shares reacquired	(23,855)	(122,673)	(14,219)	(75,044)
Increase	66,265	$355,489	95,364	$508,893

Class I Shares
Shares sold	704,740	$3,692,304	722,403	$3,862,076
Reinvestment of distributions	17,960	93,685	24,829	132,539
Shares reacquired	(423,685)	(2,170,117)	(179,385)	(960,589)
Increase	299,015	$1,615,872	567,847	$3,034,026

New York	Six Months Ended March 31, 2022 (unaudited	)	Year Ended September 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,008,907	$23,914,068	6,282,361	$75,621,431
Converted from Class C*	78,098	914,538	184,935	2,218,013
Reinvestment of distributions	300,322	3,537,351	595,888	7,169,771
Shares reacquired	(3,357,529)	(39,448,443)	(5,443,885)	(65,606,016)
Increase (decrease)	(970,202)	$(11,082,486)	1,619,299	$19,403,199

Class C Shares
Shares sold	161,571	$1,912,717	494,156	$5,948,405
Reinvestment of distributions	18,379	216,183	39,361	472,629
Shares reacquired	(313,222)	(3,684,599)	(609,199)	(7,315,938)
Converted to Class A*	(78,196)	(914,538)	(185,218)	(2,218,013)
Decrease	(211,468)	$(2,470,237)	(260,900)	$(3,112,917)

Class F Shares
Shares sold	963,080	$11,565,544	2,322,105	$28,027,809
Reinvestment of distributions	41,191	486,865	80,901	975,139
Shares reacquired	(2,029,001)	(23,935,081)	(1,926,125)	(23,196,959)
Increase (decrease)	(1,024,730)	$(11,882,672)	476,881	$5,805,989

Notes to Financial Statements (concluded)

New York	Six Months Ended March 31, 2022 (unaudited	)	Year Ended September 30, 2021
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	60,683	$715,725	71,651	$868,449
Reinvestment of distributions	2,256	26,541	3,080	37,115
Shares reacquired	(22,979)	(272,935)	(20,294)	(242,014)
Increase	39,960	$469,331	54,437	$663,550

Class I Shares
Shares sold	1,482,106	$17,436,214	1,330,915	$16,116,048
Reinvestment of distributions	40,908	480,579	57,246	690,371
Shares reacquired	(313,086)	(3,650,500)	(333,199)	(3,995,465)
Increase	1,209,928	$14,266,293	1,054,962	$12,810,954

Sustainable	For the Period Ended March 31, 2022(a)
Class A Shares	Shares	Amount
Shares sold	303,181	$3,031,500
Reinvestment of distributions	7	67
Increase	303,188	$3,031,567

Class C Shares
Shares sold	7,500	$75,000
Increase	7,500	$75,000

Class F Shares
Shares sold	7,500	$75,000
Increase	7,500	$75,000

Class F3 Shares
Shares sold	10,000	$100,000
Increase	10,000	$100,000

Class I Shares
Shares sold	175,000	$1,750,000
Increase	175,000	$1,750,000

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	For the period January 5, 2022, commencement of operations, to March 31, 2022.

Approval of Advisory Contract

Lord Abbett Municipal Income Fund, Inc.

(Lord Abbett California Tax Free Fund, Lord Abbett High Income Municipal Bond Fund (formerly, Lord Abbett High Yield Municipal Bond Fund), Lord Abbett Intermediate Tax Free Fund, Lord Abbett National Tax Free Fund, Lord Abbett New Jersey Tax Free Fund, Lord Abbett New York Tax Free Fund, Lord Abbett Short Duration High Income Municipal Bond Fund (formerly, Lord Abbett Short Duration High Yield Municipal Bond Fund), and Lord Abbett Short Duration Tax Free Fund)

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). The Board approved the Agreement at a meeting held on November 11-12, 2021 (the “November Meeting”) and again at a meeting held on January 26-27, 2022 (the “January Meeting”) in order to reset the date for consideration of future approvals. In connection with its approval at the November and January Meetings, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Intermediate, National, and Short Duration); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. At the January Meeting, the Board also considered Lord Abbett’s representation that there were no material changes to Lord Abbett, the Distributor, the Fund, or to the nature, extent, and quality of the services provided to the Fund by Lord Abbett and the Distributor since the November Meeting.

Approval of Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2021. As to National, New York, California, New Jersey and Short Duration, the Board observed that each Fund’s investment performance was above the median of its performance peer group for the one-, three-, five- and ten-year periods. As to Intermediate and High Income, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the one-, three-, and five-year periods, but below the median of the performance peer group for the ten-year period. As to Short Duration High Income, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the three-year period and equal to the median of its performance peer group for the one-and five-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of High Income, National, and Short Duration High Income, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. As to Intermediate, Short Duration, California, New Jersey and New York, the Board observed that the net total expense ratio of the Fund was the same as the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and

Approval of Advisory Contract (continued)

expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with contractual breakpoints in the level of management fee, and, with respect to each of Short Duration, New Jersey and Short Duration High Income, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering

Approval of Advisory Contract (continued)

whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Lord Abbett Municipal Income Fund, Inc. – Lord Abbett Sustainable Municipal Bond Fund

At the initial organizational meeting for the Sustainable Municipal Bond Fund, the Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered whether to approve the proposed management agreement between the Fund and Lord Abbett (the “Agreement”). The Board reviewed materials relating specifically to the Agreement before and at the meeting and before making its decision, the Board had the opportunity to ask questions and request further information. The Board also took into account its knowledge of Lord Abbett gained through its meetings and discussions.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund (estimated where appropriate for the Fund) and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics (the “expense peer group”); (2) information provided by Lord Abbett on the estimated expense ratios, management fee rates, and other expense components for the Fund; and (3) information regarding the investment strategies and risks of the Fund and the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. In addition, the Board considered its experience with other funds advised by Lord Abbett. After reviewing these and related factors, the Board concluded that the Fund was likely to benefit from the nature, extent and quality of the investment services to be provided by Lord Abbett under the Agreement.

Investment Performance. Because the Fund had not yet begun operations, the Fund did not have any investment performance to review. The Board considered Lord Abbett’s performance and reputation generally and the performance of other Lord Abbett-managed funds overseen by the Board.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to the Fund, in light of its investment objective and discipline, and other services to be provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality and extent of compliance, administrative, and other services to be performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Approval of Advisory Contract (concluded)

Expenses. The Board considered the estimated expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the Fund’s estimated expense level related to those of the expense peer group and the amount and nature of the fees to be paid by shareholders. The Board observed that the estimated net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the estimated expense level of the Fund was reasonable and supported the approval of the Agreement.

Profitability. Because the Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Fund. The Board did consider that Lord Abbett would be subsidizing the Fund for the near future. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund.

Economies of Scale. The Board considered the Fund’s proposed management fee schedule, with its breakpoint in the level of management fee, and the Fund’s expense limitation agreement.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees to be paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett will receive from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits expected to be enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business could also benefit the Fund. The Board also noted that Lord Abbett, as will be disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett may receive as a result of client brokerage transactions.

Conclusion. After considering all of the relevant factors, the Board unanimously found that approval of the Agreement was in the best interests of the Fund and voted unanimously to approve the Agreement. In considering whether to approve the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

The percentages below reflect the portion of ordinary income distributions paid during the fiscal year ended March 31, 2022 that is tax-exempt dividend income.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Income Municipal Bond Fund

Lord Abbett Short Duration High Income Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

Lord Abbett Sustainable Municipal Bond Fund

LATFI-3 (05/22)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 25, 2022

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: May 25, 2022